UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

1295 State Street,

Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Eric Wietsma

1295 State Street,

Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/11

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.3%

PREFERRED STOCK — 1.3%
Electric — 1.3%
PPL Corp. 9.500%	400,000	$22,160,000

TOTAL PREFERRED STOCK (Cost $21,450,000)		22,160,000

TOTAL EQUITIES (Cost $21,450,000)		22,160,000

	Principal Amount
BONDS & NOTES — 110.6%

BANK LOANS — 0.1%
Diversified Financial — 0.1%
Petroleum Export Term Loan B FRN 3.319% 12/20/12	$942,400	936,557

TOTAL BANK LOANS (Cost $928,010)		936,557

CORPORATE DEBT — 59.5%
Agriculture — 0.7%
Reynolds American, Inc. 7.625% 6/01/16	10,000,000	11,971,990

Auto Manufacturers — 0.2%
Volkswagen International Finance NV FRN (a) 0.696% 10/01/12	3,100,000	3,105,655

Banks — 13.5%
Abbey National Treasury Services PLC FRN 1.832% 4/25/14	2,100,000	2,000,725
American Express Bank FSB 5.500% 4/16/13	10,800,000	11,401,538
Australia & New Zealand Banking Group Ltd. FRN 1.119% 5/08/13	2,100,000	2,100,792
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/10/14	2,400,000	2,408,273
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,310,680
Banco Santander Brazil SA FRN (a) 2.450% 3/18/14	1,200,000	1,160,698
Banco Santander Chile FRN (a) 1.849% 1/19/16	1,000,000	900,000
Bank of America Corp. FRN 0.836% 9/11/12	1,600,000	1,570,565

	Principal Amount	Value
Bank of India 6.250% 2/16/21	$3,700,000	$3,617,686
Bank of Nova Scotia (a) 1.650% 10/29/15	900,000	906,708
Barclays Bank PLC 2.375% 1/13/14	1,000,000	978,000
Barclays Bank PLC (a) 10.179% 6/12/21	11,700,000	12,379,536
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	465,000
BBVA Bancomer SA (a) 6.500% 3/10/21	4,900,000	4,520,250
BBVA US Senior SA FRN 2.415% 5/16/14	6,000,000	5,779,236
BNP Paribas 5.000% 1/15/21	1,800,000	1,762,227
BNP Paribas SA FRN 1.146% 1/10/14	3,700,000	3,450,953
Credit Suisse New York 2.200% 1/14/14	800,000	792,891
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	46,916,031
Export-Import Bank of Korea 4.000% 1/29/21	400,000	369,714
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,127,758
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,075,000
Groupe BPCE (a) 2.375% 10/04/13	400,000	389,272
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	795,587
ICICI Bank Ltd (a) 4.750% 11/25/16	6,400,000	6,118,822
ICICI Bank Ltd. 5.500% 3/25/15	2,200,000	2,191,185
ING Bank NV FRN (a) 1.397% 3/15/13	7,000,000	6,952,365
ING Bank NV (a) 2.500% 1/14/16	500,000	501,040
Intesa Sanpaolo SpA FRN (a) 2.708% 2/24/14	1,800,000	1,620,907
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	12,300,268
Korea Development Bank 8.000% 1/23/14	1,000,000	1,110,842
Kreditanstalt fuer Wiederaufbau EUR (b) 2.000% 9/07/16	2,200,000	2,971,062
LBG Capital No.2 PLC GBP (b) 9.125% 7/15/20	3,000,000	3,555,434

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds TSB Bank PLC 4.875% 1/21/16	$1,400,000	$1,380,046
National Australia Bank Ltd. FRN (a) 0.966% 4/11/14	7,800,000	7,774,798
Nordea Bank AB (a) 2.125% 1/14/14	400,000	396,976
Regions Financial Corp. 6.375% 5/15/12	10,000,000	10,100,000
Resona Bank Ltd. VRN (a) 5.850% 9/29/49	6,200,000	6,107,744
The Royal Bank of Scotland PLC EUR (b) 3.625% 5/17/13	800,000	1,043,783
The Royal Bank of Scotland PLC 4.375% 3/16/16	3,800,000	3,633,545
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	10,000,000	10,068,290
The Royal Bank of Scotland PLC EUR (b) 5.500% 3/23/20	7,200,000	8,651,685
Santander UK PLC FRN EUR (b) 1.833% 10/10/17	4,900,000	5,595,026
Sumitomo Mitsui Banking Corp. (a) 1.950% 1/14/14	1,000,000	1,006,676
UBS AG FRN 1.252% 1/28/14	2,100,000	2,073,786
Wachovia Corp. 5.625% 10/15/16	11,700,000	12,647,618

		219,981,018

Building Materials — 0.2%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	2,670,000

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	1,825,200
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,176,500

		7,001,700

Coal — 0.2%
Arch Western Finance LLC 6.750% 7/01/13	3,800,000	3,790,500

Computers — 0.4%
Hewlett-Packard Co. FRN 0.588% 5/24/13	6,000,000	5,932,014

Diversified Financial — 27.1%
Ally Financial, Inc. FRN 3.751% 6/20/14	21,600,000	19,715,530
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,215,500
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,246,375

	Principal Amount	Value
CIT Group, Inc. 7.000% 5/01/15	$2,600,000	$2,580,500
Citigroup, Inc. FRN 1.136% 2/15/13	1,300,000	1,281,665
Citigroup, Inc. FRN 1.696% 1/13/14	2,200,000	2,141,251
Citigroup, Inc. 5.000% 9/15/14	11,700,000	11,474,880
Credit Agricole Home Loan FRN (a) 1.002% 7/21/14	5,400,000	5,268,040
FCE Bank PLC EUR (b) 7.125% 1/16/12	10,000,000	13,430,992
Federal Home Loan Mortgage Corp. (c) (d) 1.000% 8/20/14	246,000,000	248,317,640
Federal Home Loan Mortgage Corp. 2.000% 8/25/16	100,000	103,526
Federal Home Loan Mortgage Corp. 2.500% 5/27/16	100,000	105,972
Federal Home Loan Mortgage Corp. 4.875% 6/13/18	6,400,000	7,633,538
Federal National Mortgage Association 1.625% 10/26/15	600,000	615,134
Federal National Mortgage Association 2.000% 2/18/15	100,000	104,093
Federal National Mortgage Association 2.000% 9/21/15	9,000,000	9,339,072
Federal National Mortgage Association 2.250% 3/15/16	300,000	313,670
Federal National Mortgage Association 4.375% 10/15/15	1,700,000	1,928,080
FIA Card Services NA (a) 7.125% 11/15/12	10,700,000	10,882,446
General Electric Capital Services, Inc. 7.500% 8/21/35	11,700,000	14,252,554
The Goldman Sachs Group, Inc. 6.750% 10/01/37	11,700,000	10,702,493
HSBC Holdings PLC 5.100% 4/05/21	12,700,000	13,077,825
International Lease Finance Corp. 5.400% 2/15/12	5,000,000	4,962,500
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	701,750
Macquarie Bank Ltd. (a) 2.600% 1/20/12	11,730,000	11,802,304

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Bank Ltd. (a) 6.625% 4/07/21	$2,400,000	$2,254,709
Merrill Lynch & Co., Inc. 5.450% 2/05/13	900,000	891,924
Morgan Stanley FRN 2.786% 5/14/13	1,300,000	1,257,064
SLM Corp. 6.250% 1/25/16	100,000	98,153
SLM Corp. 8.000% 3/25/20	8,200,000	8,095,016
SLM Corp. 8.450% 6/15/18	10,000,000	10,401,680
Sydney Airport Finance (a) 5.125% 2/22/21	300,000	312,386
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	5,012,500
TNK-BP Finance SA (e) 7.250% 2/02/20	4,500,000	4,511,250
UBS AG/Stamford CT FRN 1.403% 2/23/12	9,600,000	9,625,296

		441,657,308

Electric — 0.9%
Comision Federal de Electricidad (a) 4.875% 5/26/21	8,800,000	8,844,000
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	5,861,800

		14,705,800

Foods — 0.0%
Kraft Foods, Inc. 5.625% 11/01/11	459,000	460,457

Holding Company – Diversified — 0.1%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	920,000
Noble Group Ltd. (e) 6.625% 8/05/20	1,400,000	1,232,000

		2,152,000

Insurance — 4.7%
American International Group, Inc. 4.950% 3/20/12	19,900,000	19,999,500
American International Group, Inc. 5.050% 10/01/15	12,500,000	12,231,887
American International Group, Inc. 6.250% 5/01/36	5,000,000	4,788,305
American International Group, Inc. 6.400% 12/15/20	8,400,000	8,557,836
Cincinnati Financial Corp. 6.920% 5/15/28	26,742,000	30,275,207

		75,852,735

	Principal Amount	Value
Iron & Steel — 0.9%
CSN Islands XI Corp. (a) 6.875% 9/21/19	$2,000,000	$2,105,000
Gerdau Holdings, Inc. (e) 7.000% 1/20/20	10,000,000	10,250,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,672,000

		14,027,000

Oil & Gas — 2.9%
BP Capital Markets PLC 3.125% 3/10/12	10,000,000	10,092,520
Gazprom OAO Via Morgan Stanley Bank AG (e) 9.625% 3/01/13	2,500,000	2,639,575
Gazprom Via Gaz Capital SA (e) 9.250% 4/23/19	5,000,000	5,800,000
Novatek Finance Ltd. (a) 5.326% 2/03/16	400,000	391,000
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,668,000
Petroleos Mexicanos 5.500% 1/21/21	2,800,000	2,940,000
Petroleos Mexicanos (a) 6.500% 6/02/41	5,000,000	5,175,000
Ras Laffan LNG 3 (e) 5.500% 9/30/14	1,800,000	1,948,500
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	6,600,000	6,056,048
TNK-BP Finance SA (e) 7.500% 3/13/13	5,000,000	5,150,000
Transocean, Inc., Series C, Convertible 1.500% 12/15/37	4,500,000	4,359,375

		47,220,018

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	91,972	103,343

Savings & Loans — 3.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. (e) 7.700% 8/07/13	15,000,000	15,913,635
Fibria Overseas Finance Ltd. (a) 7.500% 5/04/20	2,000,000	1,880,000
LBG Capital No.1 PLC GBP (b) 7.588% 5/12/20	5,415,000	6,164,233
LBG Capital No.1 PLC GBP (b) 7.867% 12/17/19	4,887,000	5,563,178
LBG Capital No.1 PLC GBP (b) 7.869% 8/25/20	2,906,000	3,285,423
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	400,000	396,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RZD Capital Ltd. 5.739% 4/03/17	$3,100,000	$3,083,632
SSIF Nevada LP FRN (a) 0.949% 4/14/14	12,500,000	12,499,687
Vnesheconombank Via VEB Finance Ltd. (a) 5.450% 11/22/17	400,000	382,000
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	9,500,000	9,310,000

		58,477,788

Telecommunications — 2.7%
AT&T, Inc. 5.500% 2/01/18	10,500,000	12,119,950
BellSouth Corp. (a) 4.463% 4/26/21	18,300,000	18,632,859
Deutsche Telekom International Finance BV GBP (b) 6.500% 4/08/22	3,300,000	5,952,404
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	4,950,000
Qtel International Finance Ltd. (a) 4.750% 2/16/21	200,000	199,750
Qwest Corp. FRN 3.597% 6/15/13	1,300,000	1,303,250

		43,158,213

Transportation — 1.0%
Asciano Finance (a) 5.000% 4/07/18	9,000,000	9,202,311
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	6,982,500

		16,184,811

TOTAL CORPORATE DEBT (Cost $972,742,587)		968,452,350

MUNICIPAL OBLIGATIONS — 3.8%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,100,288
Bay Area Toll Authority BAB 7.043% 4/01/50	10,500,000	14,084,175
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	4,861,365
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	9,050,628
Los Angeles Community College District BAB 6.750% 8/01/49	3,000,000	4,021,230
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	10,862,000

	Principal Amount	Value
New York State Dormitory Authority 5.051% 9/15/27	$600,000	$646,668
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,377,850
State of California BAB 5.700% 11/01/21	3,500,000	3,795,120
Texas State Transportation Commission BAB 5.178% 4/01/30	400,000	472,004

		61,271,328

TOTAL MUNICIPAL OBLIGATIONS (Cost $51,088,096)		61,271,328

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Commercial MBS — 5.9%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.804% 2/24/51	6,500,000	7,037,160
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	30,068,701
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.418% 2/15/41	2,800,000	2,955,595
European Loan Conduit, Series 25A, Class A FRN (a) 1.685% 5/15/19	5,114,619	5,557,983
European Loan Conduit, Series 25X, Class A FRN EUR (b) (e) 1.685% 5/15/19	120,344	130,776
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,500,000	3,620,261
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.983% 8/15/45	25,000,000	27,269,293
Real Estate Capital PLC, Series 4, Class A1 FRN GBP (b) (e) 1.080% 10/20/14	8,550,000	12,721,220
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (e) 1.112% 10/23/16	5,668,033	7,330,066

		96,691,055

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Card ABS — 1.4%
Chester Asset Receivables Dealings, Series 2008-A1, Class A FRN EUR) (b) (e) 2.335% 1/15/14	$5,200,000	$6,955,608
Citibank Omni Master Trust, Series 2009-A8, Class A8 FRN (a) 2.329% 5/16/16	15,200,000	15,340,774

		22,296,382

Other ABS — 0.4%
Dryden Leveraged Loan CDO 2002-II, Series 2003-5A, Class A FRN (a) 0.895% 12/22/15	979,020	967,146
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.547% 5/21/21	3,800,000	3,501,799
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (e) 1.934% 6/04/24	968,307	1,122,155

		5,591,100

WL Collateral CMO — 3.8%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B FRN EUR (a) (b) 2.735% 5/16/47	798,066	1,067,307
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A1B FRN EUR (a) (b) 2.735% 11/19/47	12,573,393	16,814,064
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (b) 2.935% 5/16/47	1,900,000	2,535,566
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.893% 9/25/36	419,416	382,004
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.491% 12/20/54	2,407,602	2,269,165
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN 1.456% 12/20/54	5,728,422	7,233,360
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (e) 1.456% 12/20/54	2,924,960	3,693,389
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.755% 9/25/35	6,030,905	5,229,398

	Principal Amount	Value
Holmes Master Issuer PLC, Series 2011-1A, Class A3 EUR (a) (b) 2.955% 10/15/54	$1,000,000	$1,335,881
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 VRN 5.392% 7/25/36	11,995,494	9,682,756
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 5.193% 8/25/35	4,275,000	3,796,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 2.762% 10/25/35	2,646,233	2,239,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	6,122,766	5,713,831

		61,992,525

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $185,377,561)		186,571,062

SOVEREIGN DEBT OBLIGATIONS — 4.4%
Canada Government Bond CAD (b) 2.000% 6/01/16	500,000	491,249
Canada Government Bond CAD (b) 2.750% 9/01/16	3,500,000	3,554,108
Canada Government Bond CAD (b) 3.000% 12/01/15	2,100,000	2,143,828
Canada Government Bond CAD (b) 3.250% 6/01/21	200,000	209,085
Canada Government Bond CAD (b) 3.750% 6/01/19	1,900,000	2,054,952
Canada Government Bond CAD (b) 4.250% 6/01/18	1,100,000	1,218,209
Canada Housing Trust No 1 CAD (a) (b) 2.750% 9/15/14	1,800,000	1,791,051
Canada Housing Trust No 1 CAD (a) (b) 2.750% 12/15/15	300,000	300,054
Canada Housing Trust No 1 CAD (a) (b) 3.150% 6/15/14	400,000	401,355
Canada Housing Trust No 1 CAD (a) (b) 3.350% 12/15/20	4,500,000	4,560,464

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canada Housing Trust No 1 (Acquired 8/24/11, Cost $331,984) CAD (a) (b) (f) 3.800% 6/15/21	$300,000	$314,240
Canada Housing Trust No 1 (Acquired 9/15/11, Cost $220,742) CAD (a) (b) (f) 3.800% 6/15/21	200,000	209,493
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	290,047
Italy Buoni Poliennali Del Tesoro EUR (b) 2.100% 9/15/16	306,933	377,741
Italy Buoni Poliennali Del Tesoro EUR (b) 2.100% 9/15/21	10,250,559	11,137,613
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	410,475
Mexican Bonos MXN (b) 6.000% 6/18/15	9,900,000	735,216
Province of Ontario Canada 1.375% 1/27/14	1,900,000	1,921,113
Province of Ontario Canada 1.600% 9/21/16	2,400,000	2,394,528
Province of Ontario Canada CAD (b) 4.000% 6/02/21	3,100,000	3,174,904
Province of Ontario Canada CAD (b) 4.200% 3/08/18	100,000	105,691
Province of Ontario Canada CAD (b) 4.200% 6/02/20	500,000	521,867
Province of Ontario Canada CAD (b) 4.300% 3/08/17	700,000	743,393
Province of Ontario Canada CAD (b) 4.400% 6/02/19	1,300,000	1,383,131
Province of Ontario Canada CAD (b) 4.600% 6/02/39	700,000	760,341
Province of Ontario Canada CAD (b) 5.500% 6/02/18	300,000	338,563
Province of Quebec Canada CAD (b) 4.500% 12/01/16	100,000	106,916
Province of Quebec Canada CAD (b) 4.500% 12/01/18	400,000	427,335
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,100,000	1,138,839
Russian Foreign Bond (e) 3.625% 4/29/15	200,000	196,500
Spain Government Bond EUR (b) 4.650% 7/30/25	23,800,000	28,976,444

		72,388,745

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $78,070,143)		72,388,745

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 18.7%
Pass-Through Securities — 18.7%
Federal Home Loan Mortgage Corp. TBA Pool #E5548 4.500% 5/01/39 (g)	$2,000,000	$2,115,859
Federal National Mortgage Association Pool #AH6778 3.500% 3/01/41	130,711	134,428
Pool #MA0824 3.500% 6/01/41	642,043	660,101
Pool #889304 4.000% 4/01/23	37,114	39,284
Pool #995703 4.000% 5/01/24	135,081	142,727
Pool #AD3975 4.000% 6/01/25	196,256	207,242
Pool #AD9130 4.000% 8/01/25	213,445	225,193
Pool #AI2022 4.000% 4/01/26	533,021	562,191
Pool #AB1500 4.000% 9/01/40	991,791	1,040,567
Pool #AH0248 4.000% 11/01/40	998,026	1,047,109
Pool #AH0346 4.000% 2/01/41	718,187	753,508
Pool #AE0949 4.000% 2/01/41	5,904,288	6,194,659
Pool #AH8752 4.000% 3/01/41	697,349	731,645
Pool #AH8588 4.000% 3/01/41	925,854	971,387
Pool #AH6582 4.000% 3/01/41	557,027	584,421
Pool #AI0649 4.000% 4/01/41	998,535	1,047,643
Pool #AI1853 4.000% 5/01/41	997,913	1,046,990
Pool #AI0949 4.000% 5/01/41	721,473	756,955
Pool #AI7778 4.000% 7/01/41	795,132	834,236
Pool #AI9333 4.000% 8/01/41	748,460	785,269
Pool #AI7119 4.000% 8/01/41	4,992,903	5,238,453
Pool #AI0313 4.000% 8/01/41	752,368	789,369
Pool #889907 4.500% 10/01/20	400,000	428,704

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #889266 4.500% 3/01/23	$228,203	$243,509
Pool #AA6704 4.500% 3/01/23	245,907	263,322
Pool #995282 4.500% 4/01/23	199,960	213,372
Pool #982888 4.500% 5/01/23	131,695	140,693
Pool #983629 4.500% 5/01/23	31,756	33,886
Pool #257277 4.500% 7/01/23	48,769	52,010
Pool #AA4200 4.500% 3/01/24	400,039	426,370
Pool #995708 4.500% 4/01/24	722,928	770,963
Pool #AA5566 4.500% 5/01/24	622,298	662,869
Pool #931412 4.500% 6/01/24	763,513	813,291
Pool #932561 4.500% 2/01/25	400,000	425,953
Pool #AE0791 4.500% 12/01/25	400,000	425,828
Pool #829583 4.500% 7/01/35	10,167	10,833
Pool #995373 4.500% 2/01/39	857,506	910,999
Pool #995515 4.500% 3/01/39	72,582	77,087
Pool #AA5780 4.500% 4/01/39	1,320,379	1,401,922
Pool #AC2982 4.500% 9/01/39	166,847	177,099
Pool #932670 4.500% 3/01/40	230,375	244,531
Pool #AD3057 4.500% 3/01/40	1,360,453	1,444,047
Pool #AD1079 4.500% 3/01/40	761,900	808,715
Pool #AD1654 4.500% 3/01/40	1,326,222	1,424,290
Pool #AD9519 4.500% 7/01/40	1,673,308	1,776,125
Pool #AE2100 4.500% 8/01/40	673,485	714,868
Pool #AD8529 4.500% 8/01/40	988,177	1,048,896
Pool #AB1388 4.500% 8/01/40	21,707	23,040
Pool #AD5283 4.500% 9/01/40	240,349	255,117

	Principal Amount	Value
Pool #AB1475 4.500% 9/01/40	$982,110	$1,042,456
Pool #AE3151 4.500% 9/01/40	283,230	300,633
Pool #AE7545 4.500% 10/01/40	344,462	365,627
Pool #AE5471 4.500% 10/01/40	3,000,001	3,184,337
Pool #AE0395 4.500% 10/01/40	5,075,598	5,387,469
Pool #AE3695 4.500% 11/01/40	142,868	151,646
Pool #AE8864 4.500% 11/01/40	989,763	1,050,579
Pool #AE8863 4.500% 12/01/40	679,674	721,437
Pool #AI1116 4.500% 4/01/41	908,245	964,053
Pool #AH9873 4.500% 4/01/41	1,782,106	1,891,608
Pool #AH7828 4.500% 4/01/41	998,392	1,060,051
Pool #AH8029 4.500% 4/01/41	673,710	715,316
Pool #AH6932 4.500% 4/01/41	269,263	285,892
Pool #AL0160 4.500% 5/01/41	3,999,999	4,245,780
Pool #AI1279 4.500% 5/01/41	180,195	191,324
Pool #AI0745 4.500% 5/01/41	729,255	774,292
Pool #AI0570 4.500% 5/01/41	1,018,644	1,081,553
Pool #AH8051 4.500% 5/01/41	196,044	208,151
Pool #MC0473 4.500% 5/01/41	255,965	271,773
Pool #AB3033 4.500% 5/01/41	571,307	606,590
Pool #AH8059 4.500% 6/01/41	4,697,223	4,987,313
Pool #MA0755 4.500% 6/01/41	256,360	272,192
Pool #AB3194 4.500% 6/01/41	2,147,321	2,279,935
Pool #AH3853 4.500% 7/01/41	652,262	692,545
Pool #AI0814 4.500% 8/01/41	892,216	947,317
Pool #MA0843 4.500% 9/01/41	3,340,428	3,546,726

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #725205 5.000% 3/01/34	$897,427	$968,100
Pool #735288 5.000% 3/01/35	3,973,383	4,285,045
Pool #256714 5.500% 5/01/27	266,232	290,172
Pool #257325 5.500% 8/01/28	719,669	783,034
Pool #256597 5.500% 2/01/37	82,897	90,147
Pool #888129 5.500% 2/01/37	448,861	488,118
Pool #912872 5.500% 2/01/37	33,750	36,670
Pool #256673 5.500% 4/01/37	431,615	468,960
Pool #914803 5.500% 4/01/37	24,387	26,497
Pool #918069 5.500% 5/01/37	72,535	78,811
Pool #937466 5.500% 6/01/37	148,748	161,618
Pool #967740 5.500% 7/01/37	231,617	251,657
Pool #984277 5.500% 6/01/38	714,284	776,086
Pool #995258 5.500% 1/01/39	86,570	93,979
Pool #995502 5.500% 2/01/39	10,603	11,530
Pool #995845 5.500% 4/01/39	179,761	195,315
Pool #AD4567 5.500% 4/01/40	38,139	41,439
Federal National Mortgage Association TBA Pool #3043 4.000% 12/01/39 (g)	46,000,000	48,213,750
Pool #11047 4.500% 4/01/39 (g)	119,000,000	126,251,562
Pool #25956 5.000% 9/01/36 (g)	25,000,000	26,890,625
Pool #45519 5.500% 3/01/35 (g)	8,100,000	8,791,664
Pool #53813 6.000% 8/01/35 (g)	7,000,000	7,678,672

		305,227,621

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $302,969,665)		305,227,621

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Bonds & Notes — 12.6%
U.S. Treasury Inflation Index (c) (d) 1.750% 1/15/28	$6,793,731	$7,883,191
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	7,170,912	8,535,951
U.S. Treasury Inflation Index 2.375% 1/15/25	1,438,212	1,778,102
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	2,128,475	2,663,181
U.S. Treasury Note (d) 0.125% 9/30/13	97,600,000	97,352,184
U.S. Treasury Note 1.375% 9/30/18	2,200,000	2,189,430
U.S. Treasury Note 2.250% 7/31/18	1,100,000	1,160,973
U.S. Treasury Note 2.625% 8/15/20	11,600,000	12,425,594
U.S. Treasury Note 2.625% 11/15/20	9,400,000	10,053,593
U.S. Treasury Note 3.000% 2/28/17	6,000,000	6,611,484
U.S. Treasury Note 3.125% 5/15/21	8,900,000	9,879,695
U.S. Treasury Note 3.375% 11/15/19	900,000	1,020,832
U.S. Treasury Note 3.500% 5/15/20	4,300,000	4,925,179
U.S. Treasury Note 3.625% 2/15/20	3,400,000	3,925,406
U.S. Treasury Note (c) (d) 3.625% 2/15/21	29,500,000	34,084,023

		204,488,818

TOTAL U.S. TREASURY OBLIGATIONS (Cost $203,125,721)		204,488,818

TOTAL BONDS & NOTES (Cost $1,794,301,783)		1,799,336,481

	Units

PURCHASED OPTIONS — 0.0%
Swaptions — 0.0%
Interest Rate Swaption USD 1 Year Call, Strike 1.25	21,100,000	144,702

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Units	Value
Interest Rate Swaption USD 1 Year Call, Strike 1.25	55,600,000	$381,299

		526,001

TOTAL PURCHASED OPTIONS (Cost $291,071)		526,001

TOTAL LONG-TERM INVESTMENTS (Cost $1,816,042,854)		1,822,022,482

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Commercial Paper — 1.4%
Bank of Nova Scotia 0.521% 8/09/12	$1,100,000	1,099,811
Kells Funding LLC (a) 0.260% 12/02/11	22,400,000	22,389,970

		23,489,781

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (h)	1,314,987	1,314,987

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/03/11	1,097,257	1,097,257

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (d) 0.025% 11/17/11	10,000	10,000
U.S. Treasury Bill (d) 0.030% 3/22/12	450,000	449,961
U.S. Treasury Bill (d) 0.050% 3/15/12	600,000	599,924
U.S. Treasury Bill (d) 0.070% 11/03/11	310,000	309,999
U.S. Treasury Bill (d) 0.110% 2/02/12	420,000	419,993
U.S. Treasury Bill (d) 0.260% 3/08/12	1,250,000	1,249,896

		3,039,773

TOTAL SHORT-TERM INVESTMENTS (Cost $28,941,798)		28,941,798

TOTAL INVESTMENTS — 113.7% (Cost $1,844,984,652) (i)		1,850,964,280

Other Assets/(Liabilities) — (13.7)%		(223,294,120)

NET ASSETS — 100.0%		$1,627,670,160

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $402,580,296 or 24.73% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	All or a portion of this security is held as collateral for open swap agreements and written options. (Note 2).
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $79,594,674 or 4.89% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $523,733 or 0.03% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Maturity value of $1,314,988. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $1,341,574.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Pipelines — 0.0%
SemGroup Corp. Class A (a)	245	$4,890

TOTAL COMMON STOCK (Cost $7,576)		4,890

PREFERRED STOCK — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XII 8.500%	9,125	229,038
Citigroup Capital XIII 7.875%	1,800	47,538

		276,576

U.S. Government Agencies — 0.0%
Federal National Mortgage Association 0.000% (a)	1,300	3,575

TOTAL PREFERRED STOCK (Cost $344,918)		280,151

TOTAL EQUITIES (Cost $352,494)		285,041

	Principal Amount
BONDS & NOTES — 98.7%

CORPORATE DEBT — 30.2%
Aerospace & Defense — 0.2%
The Boeing Co. 4.875% 2/15/20	$100,000	114,105
The Boeing Co. 6.000% 3/15/19	130,000	157,894
Raytheon Co. 3.125% 10/15/20	120,000	119,503

		391,502

Agriculture — 0.5%
Altria Group, Inc. 4.750% 5/05/21	390,000	403,404
Altria Group, Inc. 9.250% 8/06/19	180,000	235,945
Reynolds American, Inc. 6.750% 6/15/17	175,000	201,702
Reynolds American, Inc. 7.250% 6/01/12	60,000	62,370

		903,421

Airlines — 0.2%
Continental Airlines, Inc. (b) 6.750% 9/15/15	20,000	19,200

	Principal Amount	Value
Delta Air Lines, Inc. Series 2007-1 Class A (b) 6.821% 2/10/24	$264,719	$266,705
United Air Lines, Inc. 9.750% 1/15/17	124,508	136,336

		422,241

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (b) 2.625% 9/15/16	260,000	253,583

Banks — 4.8%
BAC Capital Trust XIV VRN 5.630% 9/29/49	30,000	16,500
Bank of America Corp. 4.500% 4/01/15	20,000	18,955
Bank of America Corp. 4.875% 9/15/12	10,000	10,005
Bank of America Corp. 5.000% 5/13/21	620,000	553,135
Bank of America Corp. 5.625% 7/01/20	190,000	175,002
Bank of America Corp. 7.625% 6/01/19	170,000	178,571
Bank of Tokyo-Mitsubishi UFJ Ltd. (b) 3.850% 1/22/15	110,000	116,938
Barclays Bank PLC (b) 6.050% 12/04/17	130,000	119,325
BBVA US Senior SAU 3.250% 5/16/14	400,000	374,854
Commonwealth Bank of Australia (b) 3.750% 10/15/14	200,000	207,732
Commonwealth Bank of Australia (b) 5.000% 10/15/19	110,000	114,210
Credit Agricole SA VRN (b) 8.375% 10/29/49	620,000	488,250
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (b) (c) (d) 6.330% 7/28/11	290,000	75,400
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (b) (c) (d) 6.375% 9/25/12	390,000	101,400
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	148,000	122,840
ICICI Bank Ltd. VRN (e) 6.375% 4/30/22	180,000	149,400
Intesa Sanpaolo SPA (b) 3.625% 8/12/15	140,000	122,560
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (b) (c) (d) 6.100% 8/25/49	670,000	46,900
Lloyds TSB Bank PLC (b) 5.800% 1/13/20	90,000	85,577

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds TSB Bank PLC 6.375% 1/21/21	$260,000	$256,340
Nordea Bank AB (b) 3.700% 11/13/14	280,000	284,948
Nordea Bank AB (b) 4.875% 5/13/21	390,000	333,255
Rabobank Nederland (b) 11.000% 6/29/49	210,000	252,525
Royal Bank of Scotland Group PLC 3.950% 9/21/15	20,000	18,809
Royal Bank of Scotland Group PLC 5.000% 11/12/13	70,000	66,262
Royal Bank of Scotland Group PLC 5.000% 10/01/14	220,000	204,857
Royal Bank of Scotland Group PLC 5.050% 1/08/15	80,000	74,325
Royal Bank of Scotland Group PLC 6.400% 10/21/19	380,000	363,265
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	96,000
Royal Bank of Scotland Group PLC VRN 7.648% 8/29/49	40,000	26,000
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	190,000	187,150
Santander US Debt SA Unipersonal (b) 2.485% 1/18/13	200,000	194,517
Santander US Debt SA Unipersonal (b) 3.724% 1/20/15	400,000	370,910
State Street Corp. 4.956% 3/15/18	310,000	328,033
Sumitomo Mitsui Banking Corp. (b) 3.100% 1/14/16	200,000	206,082
Sumitomo Mitsui Banking Corp. (b) 3.150% 7/22/15	260,000	268,128
UBS AG 3.875% 1/15/15	310,000	308,694
Wachovia Capital Trust III VRN 5.570% 3/29/49	360,000	295,200
Wachovia Corp. 5.250% 8/01/14	790,000	828,801
Wachovia Corp. 5.625% 10/15/16	330,000	356,728
Wells Fargo & Co. 3.676% 6/15/16	170,000	176,906
Wells Fargo & Co. 4.600% 4/01/21	40,000	42,756
Wells Fargo Capital 5.950% 12/15/36	310,000	302,077

		8,920,122

	Principal Amount	Value
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	$100,000	$114,399
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	302,923
Diageo Capital PLC 4.828% 7/15/20	300,000	335,692

		753,014

Chemicals — 0.0%
CF Industries, Inc. 7.125% 5/01/20	20,000	22,775
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	56,070

		78,845

Coal — 0.3%
Arch Coal, Inc. (b) 7.000% 6/15/19	250,000	237,500
Consol Energy, Inc. (b) 6.375% 3/01/21	160,000	154,400
Peabody Energy Corp. 6.500% 9/15/20	170,000	178,712

		570,612

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	125,887
Service Corp. International 7.625% 10/01/18	10,000	10,575

		136,462

Diversified Financial — 7.6%
American Express Co. VRN 6.800% 9/01/66	230,000	222,813
Boeing Capital Corp. 4.700% 10/27/19	150,000	170,228
Citigroup, Inc. 3.953% 6/15/16	240,000	239,429
Citigroup, Inc. 5.375% 8/09/20	760,000	787,373
Citigroup, Inc. 5.500% 10/15/14	80,000	83,116
Citigroup, Inc. 6.010% 1/15/15	290,000	308,207
Citigroup, Inc. 6.375% 8/12/14	30,000	31,762
Citigroup, Inc. 6.875% 3/05/38	660,000	716,579
Countrywide Financial Corp. 6.250% 5/15/16	360,000	317,711
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	170,000	133,450
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	332,866

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association 0.010% 10/09/19	$2,500,000	$1,900,867
Federal National Mortgage Association 4.625% 5/01/13	950,000	1,009,920
FIA Card Services NA (b) 7.125% 11/15/12	450,000	457,673
Financing Corp. Fico Strip 0.010% 6/06/13	240,000	236,803
General Electric Capital Corp. 5.300% 2/11/21	40,000	41,496
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	930,600
General Electric Capital Corp. 6.875% 1/10/39	190,000	218,071
The Goldman Sachs Group, Inc. 3.625% 8/01/12	60,000	60,831
The Goldman Sachs Group, Inc. 4.750% 7/15/13	10,000	10,291
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	83,124
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	69,056
The Goldman Sachs Group, Inc. 5.300% 2/14/12	20,000	20,248
The Goldman Sachs Group, Inc. 5.375% 3/15/20	310,000	307,853
The Goldman Sachs Group, Inc. 5.450% 11/01/12	150,000	154,627
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	246,880
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	457,036
HSBC Finance Corp. (b) 6.676% 1/15/21	430,000	422,613
International Lease Finance Corp. (b) 6.750% 9/01/16	720,000	721,800
JPMorgan Chase & Co. 4.350% 8/15/21	40,000	40,420
JPMorgan Chase & Co. 5.125% 9/15/14	820,000	863,580
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	633,172
Kaupthing Bank (Acquired 10/06/06, Cost $99,469) (b) (c) (d) 5.750% 10/04/11	100,000	24,500
Kaupthing Bank HF (Acquired 2/28/08, Cost $1,507,428) (b) (c) (d) 7.625% 2/28/15	1,800,000	441,000
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	310,000	31

	Principal Amount	Value
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	$440,000	$220
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	1,320,000	660
MBNA Capital A Series A 8.278% 12/01/26	110,000	102,300
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	110,039
Morgan Stanley Series F 5.550% 4/27/17	200,000	192,610
Morgan Stanley Series F 5.625% 1/09/12	460,000	464,070
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	181,805
SLM Corp. 5.000% 4/15/15	20,000	18,651
SLM Corp. 5.050% 11/14/14	120,000	115,791
SLM Corp. 5.625% 8/01/33	90,000	71,667
UPCB Finance III Ltd. (b) 6.625% 7/01/20	150,000	141,000

		14,094,839

Electric — 1.8%
Calpine Corp. (b) 7.500% 2/15/21	230,000	219,650
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	190,000	206,076
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	21,972
Dominion Resources, Inc. 5.700% 9/17/12	510,000	532,335
Duke Energy Corp. 5.625% 11/30/12	595,000	624,310
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000% 12/01/20	495,000	482,625
Exelon Corp. 5.625% 6/15/35	290,000	302,609
FirstEnergy Corp. Series B 6.450% 11/15/11	8,000	8,044
FirstEnergy Corp. Series C 7.375% 11/15/31	480,000	592,005
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	151,072
Pacific Gas & Electric Co. 6.050% 3/01/34	90,000	107,418
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	26,641

		3,274,757

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	$90,000	$93,423

Environmental Controls — 0.0%
Waste Management, Inc. 7.375% 5/15/29	50,000	63,452

Foods — 0.4%
Kraft Foods, Inc. 5.375% 2/10/20	530,000	599,812
The Kroger Co. 6.400% 8/15/17	30,000	35,571
Safeway, Inc. 3.950% 8/15/20	90,000	90,681

		726,064

Health Care – Services — 0.7%
Roche Holdings, Inc. (b) 6.000% 3/01/19	220,000	268,792
Tenet Healthcare Corp. 8.875% 7/01/19	240,000	253,800
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	137,026
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	81,118
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	130,531
WellPoint, Inc. 3.700% 8/15/21	170,000	170,985
WellPoint, Inc. 5.875% 6/15/17	20,000	22,878
WellPoint, Inc. 7.000% 2/15/19	150,000	185,139

		1,250,269

Household Products — 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (b) 6.875% 2/15/21	350,000	315,000

Insurance — 0.7%
American International Group, Inc. (b) 3.750% 11/30/13	100,000	100,091
American International Group, Inc. 6.250% 3/15/37	570,000	394,725
American International Group, Inc. 6.400% 12/15/20	140,000	142,630
ING Capital Funding Trust III VRN 3.968% 12/29/49	10,000	7,479
MetLife Capital Trust IV (b) 7.875% 12/15/67	200,000	197,000
MetLife, Inc. 6.400% 12/15/36	260,000	230,461

	Principal Amount	Value
Teachers Insurance & Annuity Association of America (b) 6.850% 12/16/39	$260,000	$318,614

		1,391,000

Iron & Steel — 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	137,550
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	39,950

		177,500

Lodging — 0.1%
CityCenter Holdings LLC / CityCenter Finance Corp. (b) 7.625% 1/15/16	100,000	94,000
Inn of the Mountain Gods Resort & Casino (b) 8.750% 11/30/20	14,000	13,440
MGM Mirage 7.625% 1/15/17	50,000	42,875
MGM Resorts International 10.375% 5/15/14	10,000	10,912
MGM Resorts International 11.125% 11/15/17	20,000	21,950

		183,177

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc. 3.900% 5/27/21	150,000	161,777

Manufacturing — 0.1%
Tyco International Group SA 6.000% 11/15/13	190,000	208,015

Media — 2.2%
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	255,150
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000% 1/15/19	110,000	106,700
CCO Holdings LLC / CCO Holdings Capital Corp. (b) 7.000% 1/15/19	110,000	106,425
Comcast Corp. 6.500% 1/15/15	1,195,000	1,361,964
DISH DBS Corp. (b) 6.750% 6/01/21	110,000	105,050
Echostar DBS Corp. 7.000% 10/01/13	95,000	98,562
News America, Inc. 4.500% 2/15/21	10,000	10,047
News America, Inc. 6.200% 12/15/34	20,000	21,410

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
News America, Inc. 6.650% 11/15/37	$30,000	$32,976
Reed Elsevier Capital, Inc. 8.625% 1/15/19	250,000	319,124
Time Warner Cable, Inc. 4.000% 9/01/21	310,000	303,155
Time Warner Cable, Inc. 5.500% 9/01/41	30,000	29,652
Time Warner Cable, Inc. 5.875% 11/15/40	210,000	215,177
Time Warner Cable, Inc. 6.200% 7/01/13	250,000	270,068
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	205,869
Time Warner Cable, Inc. 8.250% 4/01/19	260,000	325,578
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	26,081
Time Warner, Inc. 4.750% 3/29/21	200,000	210,000
Time Warner, Inc. 6.250% 3/29/41	20,000	22,818
TL Acquisitions, Inc. (b) 10.500% 1/15/15	20,000	12,800
United Business Media Ltd. (b) 5.750% 11/03/20	130,000	138,908

		4,177,514

Mining — 1.5%
Barrick Gold Corp. 6.950% 4/01/19	140,000	169,748
Barrick NA Finance LLC 4.400% 5/30/21	160,000	164,070
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	503,818
FMG Resources August 2006 Pty Ltd. (b) 6.375% 2/01/16	30,000	27,000
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	270,000	289,575
Novelis, Inc. / GA 8.750% 12/15/20	120,000	117,600
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,021
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	101,100
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	350,000	344,161
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	110,000	109,564
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	80,000	82,285
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	190,000	227,981

	Principal Amount	Value
Teck Resources Ltd. 9.750% 5/15/14	$8,000	$9,482
Teck Resources Ltd. 10.250% 5/15/16	9,000	10,580
Vale Overseas Ltd. 6.875% 11/21/36	361,000	389,374
Vedanta Resources PLC (b) 8.750% 1/15/14	190,000	181,450

		2,747,809

Oil & Gas — 3.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	30,000	33,655
Apache Corp. 5.100% 9/01/40	360,000	401,614
BP Capital Markets PLC 3.125% 10/01/15	480,000	495,974
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	219,450
Concho Resources, Inc. 6.500% 1/15/22	98,000	96,530
Conoco, Inc. 6.950% 4/15/29	155,000	206,351
ConocoPhillips 6.500% 2/01/39	120,000	159,126
Devon Energy Corp. 5.600% 7/15/41	360,000	415,007
Hess Corp. 7.300% 8/15/31	155,000	198,169
Hess Corp. 7.875% 10/01/29	90,000	121,113
Hess Corp. 8.125% 2/15/19	180,000	232,004
Kerr-McGee Corp. 6.950% 7/01/24	300,000	350,635
Kerr-McGee Corp. 7.875% 9/15/31	360,000	442,699
Noble Energy, Inc. 8.250% 3/01/19	300,000	393,891
Occidental Petroleum Corp. 3.125% 2/15/22	240,000	239,932
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	668,167
Petrobras International Finance Co. 3.875% 1/27/16	150,000	148,800
Petrobras International Finance Co. 5.375% 1/27/21	340,000	343,740
Petrobras International Finance Co. 5.750% 1/20/20	142,000	147,396
Petrobras International Finance Co. 6.125% 10/06/16	166,000	180,110
QEP Resources, Inc. 6.875% 3/01/21	190,000	198,550

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Shell International Finance BV 4.375% 3/25/20	$330,000	$370,598
Total Capital SA 4.450% 6/24/20	40,000	44,719

		6,108,230

Oil & Gas Services — 0.3%
Baker Hughes, Inc. (b) 3.200% 8/15/21	240,000	241,858
Cie Generale de Geophysique – Veritas (b) 6.500% 6/01/21	230,000	207,000
Key Energy Services, Inc. 6.750% 3/01/21	140,000	134,750

		583,608

Pharmaceuticals — 0.2%
Giant Funding Corp. (b) 8.250% 2/01/18	50,000	50,000
Pfizer, Inc. 6.200% 3/15/19	310,000	388,473
Wyeth 5.950% 4/01/37	20,000	25,481

		463,954

Pipelines — 1.4%
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	380,074
Enterprise Products Operating LLC 4.050% 2/15/22	710,000	711,294
Enterprise Products Operating LLC 5.700% 2/15/42	280,000	294,617
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	107,179
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	20,813
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	226,483
Regency Energy Partners LP / Regency Energy Finance Corp. 6.500% 7/15/21	128,000	128,640
Southern Natural Gas Co. 8.000% 3/01/32	5,000	6,448
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	63,253
Williams Cos., Inc. 7.750% 6/15/31	126,000	151,262
Williams Cos., Inc. Series A 7.500% 1/15/31	388,000	453,914

		2,543,977

Retail — 0.4%
CVS Caremark Corp. 6.600% 3/15/19	100,000	121,637
CVS Caremark Corp. (b) 9.350% 1/10/23	240,000	276,094

	Principal Amount	Value
CVS Pass-Through Trust (b) 5.298% 1/11/27	$13,178	$14,000
CVS Pass-Through Trust 5.880% 1/10/28	136,186	142,106
CVS Pass-Through Trust 6.036% 12/10/28	114,313	120,309
CVS Pass-Through Trust 6.943% 1/10/30	91,972	103,343
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	64,473

		841,962

Savings & Loans — 0.3%
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	20,246
The Goldman Sachs Capital II VRN 5.793% 6/01/43	390,000	241,800
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	10,000	7,400
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	385,000	360,012

		629,458

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	35,790

Telecommunications — 2.0%
America Movil SAB de CV 5.000% 3/30/20	100,000	105,600
America Movil SAB de CV 5.625% 11/15/17	160,000	177,643
AT&T, Inc. 3.875% 8/15/21	70,000	72,006
AT&T, Inc. 5.500% 2/01/18	410,000	473,255
AT&T, Inc. 5.550% 8/15/41	60,000	64,597
AT&T, Inc. 6.550% 2/15/39	90,000	106,585
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	66,627
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	346,831
Intelsat Jackson Holdings SA (b) 7.250% 10/15/20	180,000	166,050
Intelsat Jackson Holdings SA 8.500% 11/01/19	65,000	63,538
Intelsat Jackson Holdings SA 9.500% 6/15/16	30,000	30,413

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Qwest Corp. 6.875% 9/15/33	$100,000	$94,500
Qwest Corp. 7.500% 10/01/14	55,000	59,400
Rogers Communications, Inc. 6.800% 8/15/18	120,000	145,527
SBC Communications, Inc. 5.100% 9/15/14	230,000	252,587
Sprint Capital Corp. 8.750% 3/15/32	270,000	234,563
Telefonica Emisiones SAU 5.134% 4/27/20	130,000	121,075
Telefonica Emisiones SAU 5.462% 2/16/21	10,000	9,496
Telefonica Emisiones SAU 5.877% 7/15/19	120,000	117,783
Verizon Communications, Inc. 4.600% 4/01/21	160,000	176,854
Verizon Communications, Inc. 6.000% 4/01/41	270,000	328,176
Verizon Communications, Inc. 6.100% 4/15/18	240,000	286,191
Verizon Global Funding Corp. 7.375% 9/01/12	190,000	200,882

		3,700,179

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	112,455

TOTAL CORPORATE DEBT (Cost $59,011,416)		56,314,011

MUNICIPAL OBLIGATIONS — 1.2%
Birmingham Commercial Development Authority 5.500% 4/01/41	20,000	21,435
City of Chicago IL 5.500% 1/01/31	50,000	54,651
City of Chicago IL 5.625% 1/01/35	20,000	22,034
County of Clark NV 5.250% 7/01/39	30,000	31,011
Los Angeles Department of Airports 5.000% 5/15/35	40,000	42,469
Los Angeles Department of Airports 5.250% 5/15/39	30,000	32,438
Los Angeles Department of Water & Power 6.574% 7/01/45	120,000	155,760
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	138,908

	Principal Amount	Value
Municipal Electric Authority of Georgia 6.655% 4/01/57	$80,000	$84,499
New York Liberty Development Corp. 5.250% 10/01/35	60,000	61,070
San Mateo County Community College District 5.000% 9/01/38	60,000	62,267
Santa Clara Valley Transportation Authority 5.876% 4/01/32	190,000	227,160
State of California 7.300% 10/01/39	230,000	273,497
State of Illinois 5.665% 3/01/18	180,000	193,756
State of Illinois 5.877% 3/01/19	180,000	192,119
Student Loan Funding Corp. 0.298% 9/01/47	350,000	320,443
Tennessee Valley Authority 5.250% 9/15/39	210,000	270,115

		2,183,632

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,951,348)		2,183,632

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.9%
Agency Collateral CMO — 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K006, Class AX1 VRN 1.228% 1/25/20	632,325	40,216
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.411% 4/25/20	1,372,445	98,980
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.683% 8/25/20	783,358	69,167
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K702, Class X1 VRN 1.733% 2/25/18	3,263,590	254,560
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.840% 6/25/20	1,675,179	167,567

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K703, Class X1 VRN 2.094% 5/25/18	$1,468,400	$160,210
Federal National Mortgage Association, Series 2011-96, Class SA FRN 6.337% 10/25/41	1,500,000	277,740
Government National Mortgage Association, Series 2009-45, Class AI FRN 5.731% 4/16/39	631,584	75,101
Government National Mortgage Association, Series 2010-109, Class SB FRN 6.370% 8/20/40	93,047	16,699
Government National Mortgage Association, Series 2010-147, Class S FRN 6.420% 11/20/40	187,563	34,044

		1,194,284

Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (b) 3.150% 3/20/17	60,000	62,321
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (b) 4.640% 5/20/16	180,000	191,814
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	300,000	326,204

		580,339

Commercial MBS — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.367% 9/10/47	650,000	713,011
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4 VRN 5.921% 5/10/45	190,000	209,047
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (b) 1.651% 8/10/44	799,407	48,155
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.073% 7/10/38	310,000	337,052
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA 1.952% 8/10/44	840,000	75,783

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3 4.171% 8/15/46	$70,000	$72,130
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	1,050,000	1,126,161
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4 5.424% 2/15/40	17,000	17,782
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 6.165% 8/12/49	10,000	10,536
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	830,000	853,905
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4 5.308% 11/15/48	64,000	68,116
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (b) 1.365% 2/15/44	973,636	56,742
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4 (b) 4.375% 3/15/44	100,000	99,134
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4 VRN (b) 4.902% 6/15/44	130,000	132,775

		3,820,329

Home Equity ABS — 1.9%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.534% 12/25/45	385,139	332,806
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.034% 10/25/32	1,037,923	823,197
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.634% 12/25/42	148,716	118,071
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.459% 12/15/35	136,198	73,209
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	742	716
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.454% 7/25/30	313,028	257,581
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.474% 12/25/36	1,423,202	684,659

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 VRN STEP 0.624% 11/25/35	$2,400,000	$967,874
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.534% 11/25/35	156,357	112,899
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	112,775	106,118

		3,477,130

Manufactured Housing ABS — 1.8%
Greenpoint Manufactured Housing, Series 2000-6, Class A3 FRN 2.215% 11/22/31	150,000	120,761
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 3.098% 3/18/29	200,000	155,237
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.687% 3/13/32	200,000	149,381
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.706% 2/20/32	150,000	117,935
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.731% 6/19/29	75,000	58,810
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.731% 2/20/30	75,000	58,445
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	2,612,027	2,683,212

		3,343,781

Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 0.734% 10/25/34	287,635	236,002

Student Loans ABS — 1.8%
Brazos Higher Education Authority, Series 2011-1, Class A3 FRN 1.361% 11/25/33	400,000	375,697
Illinois Student Assistance Commission, Series 2010-1, Class A3 FRN 1.153% 7/25/45	700,000	670,265
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.513% 10/25/32	181,004	169,992
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.729% 7/25/42	500,000	447,499

	Principal Amount	Value
SLM Student Loan Trust, Series 2004-3, Class A5 FRN 0.423% 7/25/23	$500,000	$486,802
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (b) 0.637% 12/15/25	300,000	281,599
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.753% 1/25/21	600,000	569,887
SLM Student Loan Trust, Series 2003-4, Class A5E FRN (b) 1.097% 3/15/33	281,915	273,468

		3,275,209

WL Collateral CMO — 5.4%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.127% 11/25/34	561,666	488,156
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.543% 11/20/35	401,936	218,121
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.564% 10/25/35	214,324	118,634
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (b) 0.634% 9/25/35	350,683	299,130
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.241% 6/26/35	970,000	905,491
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (b) 0.584% 9/25/35	336,135	262,559
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN 2.738% 10/25/35	388,140	284,456
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 2.798% 2/25/36	187,928	113,877
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.624% 12/25/34	35,179	19,936
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.216% 9/25/33	1,028,149	820,424
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 VRN (b) 2.598% 11/25/35	1,380,955	747,219

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 2.804% 1/25/36	$334,465	$252,187
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (b) 0.584% 5/25/35	335,689	252,855
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 2.660% 3/25/36	280,926	137,373
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	443,422	420,597
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	174,395	167,504
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	1,467,667	1,292,962
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.392% 3/25/46	1,093,075	619,494
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.494% 11/25/45	290,363	214,417
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.504% 7/25/45	58,715	43,766
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.524% 10/25/45	224,885	170,379
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.122% 10/25/46	1,526,277	860,115
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 VRN 5.448% 11/25/36	1,940,000	1,344,329

		10,053,981

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,591,427)		25,981,055

SOVEREIGN DEBT OBLIGATIONS — 1.6%
Malaysia Government Bond MYR (f) 3.835% 8/12/15	1,410,000	448,719

	Principal Amount	Value
Malaysia Government Bond MYR (f) 4.262% 9/15/16	$395,000	$128,377
Mexican Bonos MXN (f) 8.000% 6/11/20	15,718,000	1,254,966
Province of Ontario Canada 2.700% 6/16/15	660,000	693,554
Province of Ontario Canada 4.400% 4/14/20	310,000	352,978
United Mexican States 6.750% 9/27/34	155,000	190,650

		3,069,244

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,939,436)		3,069,244

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 37.9%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 3738, Class BP 4.000% 12/15/38	400,000	430,737
Series 3871, Class BP 5.500% 6/15/41	400,000	462,185
Federal National Mortgage Association
Series 2011-59, Class NZ 5.500% 7/25/41	506,907	598,698
Series 2011-63, Class SW 6.445% 7/25/41	652,338	94,109
Government National Mortgage Association
Series 2010-H28, Class FE 0.600% 12/20/60	375,856	371,306
Series 2011-H08, Class FG 0.680% 3/20/61	297,695	295,455
Series 2011-H09, Class AF 0.701% 3/20/61	196,383	194,925
Series 2010-14, Class SC 4.578% 8/20/35	499,957	87,576
Series 2011-81, Class SW 5.169% 6/20/41	390,465	59,931
Series 2010-117, Class PS 5.769% 10/20/39	900,155	139,979
Series 2011-32, Class S 5.770% 3/16/41	94,601	14,545
Series 2010-151, Class SA 5.819% 11/20/40	705,823	111,483
Series 2009-87, Class TS 5.869% 7/20/35	263,040	41,769
Series 2010-146, Class GS 5.869% 6/20/39	285,558	48,928
Series 2011-40, Class SA 5.900% 2/16/36	1,050,875	170,949

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2010-107, Class SG 5.920% 2/20/38	$186,762	$27,085
Series 2005-81, Class SD 6.069% 12/20/34	241,192	30,188
Series 2009-35, Class SP 6.170% 5/16/37	524,834	70,192
Series 2010-31, Class GS 6.269% 3/20/39	175,860	23,827
Series 2010-160, Class SW 6.319% 10/20/38	287,176	45,265
Series 2010-39, Class SP 6.319% 11/20/38	100,000	12,597
Series 2010-3, Class MS 6.319% 11/20/38	618,005	92,701
Series 2010-68, Class SD 6.349% 6/20/40	642,452	110,153
Series 2010-85, Class HS 6.419% 1/20/40	420,170	58,687
Series 2009-61, Class SA 6.469% 8/20/39	472,033	65,249
Series 2011-70, Class BS 6.470% 12/16/36	290,779	45,783
Series 2009-68, Class SL 6.520% 4/16/39	113,007	16,502
Series 2005-13, Class SD 6.569% 2/20/35	178,740	32,017

		3,752,821

Pass-Through Securities — 35.9%
Federal Home Loan Mortgage Corp.
Pool #1N1640 2.231% 1/01/37	233,622	239,877
Pool #1N1637 4.565% 1/01/37	520,674	543,107
Pool #1N2654 5.625% 11/23/35	170,000	192,025
Pool #1J1368 5.697% 10/01/36	134,211	140,692
Pool #G06669 6.500% 9/01/39	195,318	216,704
Federal Home Loan Mortgage Corp. TBA Pool #1513 4.000% 1/01/40 (g)	100,000	104,664
Federal National Mortgage Association
Pool #993117 4.500% 1/01/39	123,731	131,411
Pool #AA0856 4.500% 1/01/39	267,121	283,701
Pool #AA2450 4.500% 2/01/39	102,393	108,748
Pool #AA3495 4.500% 2/01/39	390,647	414,895

	Principal Amount	Value
Pool #935520 4.500% 8/01/39	$340,396	$361,312
Pool #AD5481 4.500% 5/01/40	4,962,570	5,267,496
Pool #AD6914 4.500% 6/01/40	512,146	543,615
Pool #AD8685 4.500% 8/01/40	767,208	814,349
Pool #974965 5.000% 4/01/38	2,926,793	3,147,674
Pool #AE2266 5.000% 3/01/40	666,879	716,999
Pool #709406 5.500% 7/01/33	3,154,362	3,440,103
Pool #937948 5.500% 6/01/37	42,756	46,602
Pool #995072 5.500% 8/01/38	280,940	307,047
Pool #AL0484 5.500% 5/01/40	4,368,750	4,741,971
Pool #950385 5.776% 8/01/37	48,656	50,282
Pool #481473 6.000% 2/01/29	411	451
Pool #867557 6.000% 2/01/36	13,493	14,880
Pool #AE0469 6.000% 12/01/39	2,470,846	2,711,561
Pool #AL0885 6.500% 9/30/41 (g)	1,600,000	1,810,000
Pool #AL0814 6.500% 10/01/41 (g)	900,000	992,250
Federal National Mortgage Association TBA
Pool #606 3.500% 10/01/25 (g)	3,200,000	3,340,500
Pool #1202 3.500% 7/01/40 (g)	900,000	924,328
Pool #3043 4.000% 12/01/39 (g)	8,000,000	8,385,000
Pool #11047 4.500% 4/01/39 (g)	4,500,000	4,774,219
Pool #53813 6.000% 8/01/35 (g)	9,000,000	9,872,578
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	10,926	12,197
Pool #595077 6.000% 10/15/32	1,783	1,993
Pool #596620 6.000% 10/15/32	1,668	1,864

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #598000 6.000% 12/15/32	$83	$92
Pool #604706 6.000% 10/15/33	252,925	283,454
Pool #636251 6.000% 3/15/35	26,664	29,815
Pool #782034 6.000% 1/15/36	285,350	319,436
Pool #658029 6.000% 7/15/36	231,710	258,881
Government National Mortgage Association TBA
Pool #4536 4.000% 7/01/40 (g)	1,600,000	1,711,000
Pool #7273 4.500% 8/01/39 (g)	900,000	977,906
Pool #717 4.500% 5/01/40 (g)	5,600,000	6,070,750
Pool #9891 5.000% 5/01/38 (g)	500,000	548,906
Pool #1315 5.000% 4/01/39 (g)	600,000	658,781
Pool #2898 5.500% 7/01/36 (g)	200,000	221,641
Residual Funding Principal Strip 0.000% 10/15/19	1,280,000	1,098,967

		66,834,724

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $69,621,114)		70,587,545

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Bonds & Notes — 13.9%
U.S. Treasury Bond 3.750% 8/15/41	1,720,000	2,002,859
U.S. Treasury Bond 4.375% 11/15/39	540,000	694,072
U.S. Treasury Bond 4.375% 5/15/40	480,000	617,810
U.S. Treasury Bond 4.750% 2/15/41	1,400,000	1,913,085
U.S. Treasury Inflation Index 2.125% 2/15/40	595,781	757,578
U.S. Treasury Inflation Index (h) 2.375% 1/15/27	963,415	1,205,440
U.S. Treasury Inflation Index 3.875% 4/15/29	2,116,330	3,185,671
U.S. Treasury Note 0.125% 8/31/13	50,000	49,880
U.S. Treasury Note 0.500% 5/31/13	20,000	20,086

	Principal Amount	Value
U.S. Treasury Note 0.750% 9/30/16	$210,000	$210,336
U.S. Treasury Note 1.000% 8/31/16	1,630,000	1,634,139
U.S. Treasury Note 1.375% 2/15/13	70,000	71,091
U.S. Treasury Note 1.500% 6/30/16	170,000	174,708
U.S. Treasury Note 2.125% 8/15/21	960,000	977,025
U.S. Treasury Note 2.250% 7/31/18	7,100,000	7,493,551
U.S. Treasury Note 2.375% 6/30/18	690,000	734,203
U.S. Treasury Note 2.625% 11/15/20	110,000	117,648
U.S. Treasury Note 3.125% 5/15/21	3,650,000	4,051,785

		25,910,967

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,839,077)		25,910,967

TOTAL BONDS & NOTES (Cost $185,953,818)		184,046,454

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar Put, Expires 11/11/11, Strike 97.750	22	1,925
Eurodollar Put, Expires 12/16/11, Strike 98.500	68	5,100
U.S. Treasury Note 2 Year Put, Expires 11/25/11, Strike 109.000	22	344
U.S. Treasury Note 2 Year Put, Expires 11/25/11, Strike 109.250	22	344
U.S. Treasury Note 2 Year Put, Expires 11/25/11, Strike 109.500	11	343

		8,056

TOTAL PURCHASED OPTIONS (Cost $15,209)		8,056

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a)	258	$1,058

TOTAL WARRANTS (Cost $0)		1,058

TOTAL LONG-TERM INVESTMENTS (Cost $186,321,521)		184,340,609

	Principal Amount
SHORT-TERM INVESTMENTS — 22.2%
Discount Notes — 6.3%
Federal Home Loan Mortgage Corp. (h) 0.010% 1/10/12	$553,000	552,822
Federal National Mortgage Association (h) 0.010% 1/10/12	39,000	38,989
Federal National Mortgage Association 0.010% 4/18/12	4,600,000	4,598,211
Federal National Mortgage Association 0.010% 7/02/12	6,600,000	6,594,454

		11,784,476

Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (i)	5,334,331	5,334,331

U.S. Treasury Bills — 12.9%
U.S. Treasury Bill 0.010% 10/27/11	9,000,000	8,999,357
U.S. Treasury Bill 0.010% 11/10/11	15,000,000	14,998,875

		23,998,232

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/03/11	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $41,217,039)		41,217,039

Value

TOTAL INVESTMENTS — 121.0% (Cost $227,538,560) (j)	$225,557,648

Other Assets/(Liabilities) — (21.0)%	(39,194,419)

NET ASSETS — 100.0%	$186,363,229

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $16,100,030 or 8.64% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2011, these securities amounted to a value of $690,111 or 0.37% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $689,200 or 0.37% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $149,400 or 0.08% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(i)	Maturity value of $5,334,336. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $5,441,542.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.6%

COMMON STOCK — 62.3%
Aerospace & Defense — 0.8%
European Aeronautic Defence and Space Co.	3,074	$86,243
United Technologies Corp.	5,028	353,770

		440,013

Agriculture — 1.2%
British American Tobacco PLC	6,750	286,098
Japan Tobacco, Inc.	43	200,616
Philip Morris International, Inc.	2,697	168,239

		654,953

Apparel — 0.6%
Adidas AG	1,515	91,409
Nike, Inc. Class B	1,545	132,113
VF Corp.	588	71,454

		294,976

Auto Manufacturers — 1.7%
Daimler AG	2,584	114,456
General Motors Co. (a)	17,959	362,413
Nissan Motor Co. Ltd.	15,800	139,629
Paccar, Inc.	8,226	278,203

		894,701

Automotive & Parts — 0.9%
Bridgestone Corp.	3,800	86,163
Johnson Controls, Inc.	15,410	406,361

		492,524

Banks — 3.3%
Bank of America Corp.	25,942	158,765
BNP Paribas	3,076	121,755
Capital One Financial Corp.	2,866	113,580
DnB NOR ASA	8,825	88,102
Erste Group Bank AG	1,481	37,749
Fifth Third Bancorp	1,467	14,817
Huntington Bancshares, Inc.	1,850	8,880
KBC Groep NV	2,528	58,186
Lloyds Banking Group PLC (a)	214,003	113,477
Mitsubishi UFJ Financial Group, Inc.	23,900	107,420
Standard Chartered PLC	7,108	141,871
State Street Corp.	642	20,647
Sumitomo Mitsui Financial Group, Inc.	4,318	121,863
U.S. Bancorp	3,704	87,192
Wells Fargo & Co.	22,794	549,791

		1,744,095

Beverages — 1.0%
Carlsberg A/S Class B	1,057	62,697
The Coca-Cola Co.	5,222	352,798

	Number of Shares	Value
Pernod-Ricard SA	1,374	$107,733

	523,228

Biotechnology — 0.9%
Biogen Idec, Inc. (a)	2,916	271,625
Celgene Corp. (a)	3,025	187,308
Dendreon Corp. (a)	1,978	17,802

		476,735

Building Materials — 0.4%
JS Group Corp.	3,700	103,639
Nippon Sheet Glass Co. Ltd.	51,000	113,909

		217,548

Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,198	167,861
The Dow Chemical Co.	1,133	25,447
E.I. du Pont de Nemours & Co.	4,134	165,236
Georgia Gulf Corp. (a)	2,714	37,535
Huabao International Holdings Ltd.	32,000	26,086
Lanxess AG	1,074	51,627
Monsanto Co.	1,808	108,552
Solvay SA Class A	986	92,754

		675,098

Commercial Services — 0.6%
Experian PLC	9,472	106,562
Genpact Ltd. (a)	950	13,671
MasterCard, Inc. Class A	433	137,330
McKesson Corp.	829	60,268

		317,831

Computers — 3.6%
Apple, Inc. (a)	3,344	1,274,666
Cognizant Technology Solutions Corp. Class A (a)	2,161	135,495
EMC Corp. (a)	3,954	82,994
Fujitsu LTD	24,000	113,061
Hewlett-Packard Co.	4,914	110,319
International Business Machines Corp.	472	82,614
NetApp, Inc. (a)	1,931	65,538
SanDisk Corp. (a)	700	28,245

		1,892,932

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	2,460	218,153
L’Oreal	1,126	110,181
The Procter & Gamble Co.	8,216	519,087

		847,421

Distribution & Wholesale — 0.3%
Marubeni Corp.	15,000	83,883
Mitsui & Co. Ltd.	6,300	91,186

		175,069

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 2.2%
American Express Co.	761	$34,169
Citigroup, Inc.	10,146	259,940
CME Group, Inc.	273	67,267
Credit Suisse Group (a)	3,741	97,076
Deutsche Boerse AG (a)	2,132	107,060
The Goldman Sachs Group, Inc.	2,191	207,159
Invesco Ltd.	5,418	84,033
Morgan Stanley	11,022	148,797
ORIX Corp.	920	71,696
TD Ameritrade Holding Corp.	5,754	84,613

		1,161,810

Electric — 1.5%
American Electric Power Co., Inc.	1,732	65,851
Calpine Corp. (a)	1,753	24,682
CenterPoint Energy, Inc.	2,884	56,584
Dominion Resources, Inc.	2,421	122,914
E.ON AG	4,317	94,149
Exelon Corp.	2,098	89,396
NextEra Energy, Inc.	3,101	167,516
Northeast Utilities	1,430	48,119
Public Service Enterprise Group, Inc.	3,926	131,011

		800,222

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	6,778	279,999
Mitsubishi Electric Corp.	15,000	132,846
Schneider Electric SA	2,560	137,827

		550,672

Electronics — 0.2%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan) (b)	16,305	73,862
Premier Farnell PLC	17,997	43,148

		117,010

Engineering & Construction — 0.6%
ABB Ltd. (a)	8,277	141,352
Bouygues SA	1,625	53,775
Fluor Corp.	2,421	112,698

		307,825

Food Services — 0.3%
Sodexo	2,068	136,268

Foods — 1.7%
Campbell Soup Co.	4,184	135,436
General Mills, Inc.	3,655	140,608
Kraft Foods, Inc. Class A	10,410	349,568
Unilever NV	8,835	279,840

		905,452

Forest Products & Paper — 0.2%
Stora Enso Oyj Class R	6,058	35,374
UPM-Kymmene OYJ	5,297	59,627

		95,001

	Number of Shares	Value
Gas — 1.1%
AGL Resources, Inc.	695	$28,314
Centrica PLC	33,642	154,650
Gaz De France	4,252	127,021
Perusahaan Gas Negara PT	192,500	57,276
Sempra Energy	2,224	114,536
Snam Rete Gas SpA	26,916	124,248

		606,045

Health Care – Products — 1.4%
Becton, Dickinson & Co.	1,117	81,898
Covidien PLC	5,704	251,546
Hengan International Group Co. Ltd.	6,500	51,345
Johnson & Johnson	4,262	271,532
St. Jude Medical, Inc.	2,777	100,500

		756,821

Health Care – Services — 0.8%
Humana, Inc.	2,697	196,153
Thermo Fisher Scientific, Inc. (a)	682	34,536
UnitedHealth Group, Inc.	4,479	206,572

		437,261

Home Builders — 0.2%
Lennar Corp. Class A	1,563	21,163
NVR, Inc. (a)	102	61,606

		82,769

Insurance — 2.7%
ACE Ltd.	2,200	133,320
Allianz SE	1,413	132,964
The Allstate Corp.	2,548	60,362
Axis Capital Holdings Ltd.	1,042	27,030
Berkshire Hathaway, Inc. Class B (a)	1,368	97,183
The Dai-ichi Life Insurance Co. Ltd.	62	64,055
Everest Re Group Ltd.	367	29,132
The Hartford Financial Services Group, Inc.	1,820	29,375
ING Groep NV (a)	14,731	103,677
MetLife, Inc.	8,861	248,197
Prudential Financial, Inc.	5,781	270,898
Prudential PLC	13,453	115,147
RenaissanceRe Holdings Ltd.	885	56,463
XL Group PLC	3,703	69,616

		1,437,419

Internet — 1.0%
Amazon.com, Inc. (a)	1,810	391,376
Google, Inc. Class A (a)	315	162,030

		553,406

Investment Companies — 0.2%
Man Group PLC	33,368	86,298

Leisure Time — 0.4%
Carnival Corp.	7,476	226,523

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.4%
Genting Singapore PLC (a)	37,000	$42,998
Intercontinental Hotels Group PLC	7,986	129,642
Marriott International, Inc. Class A	886	24,135

		196,775

Machinery – Construction & Mining — 0.3%
Rio Tinto PLC	4,252	187,789

Machinery – Diversified — 0.1%
Mitsubishi Heavy Industries Ltd.	13,000	54,668

Manufacturing — 1.4%
Cookson Group PLC	7,577	50,797
Cooper Industries PLC	754	34,775
FUJIFILM Holdings Corp.	2,900	67,310
General Electric Co.	11,243	171,343
Honeywell International, Inc.	5,565	244,359
Textron, Inc.	600	10,584
Tyco International Ltd.	3,973	161,900

		741,068

Media — 2.2%
CBS Corp. Class B	8,975	182,910
Comcast Corp. Class A	15,508	324,117
DISH Network Corp. Class A (a)	1,075	26,939
Pearson PLC	6,780	119,338
Time Warner, Inc.	17,110	512,787

		1,166,091

Mining — 0.7%
Alcoa, Inc.	9,036	86,474
First Quantum Minerals Ltd.	5,259	70,010
Freeport-McMoRan Copper & Gold, Inc.	2,134	64,980
Glencore International PLC	7,423	45,943
Kinross Gold Corp.	5,443	80,874

		348,281

Office Equipment/Supplies — 0.2%
Canon, Inc.	2,900	131,289

Oil & Gas — 5.4%
Anadarko Petroleum Corp.	1,197	75,471
Apache Corp.	686	55,045
BG Group PLC	11,637	221,595
Cairn Energy PLC (a)	9,915	42,970
Chevron Corp.	4,522	418,375
ConocoPhillips	4,938	312,674
Devon Energy Corp.	689	38,198
EOG Resources, Inc.	1,057	75,058
Exxon Mobil Corp.	5,043	366,273
JX Holdings, Inc.	19,900	111,691
Marathon Petroleum Corp.	2,299	62,211
Occidental Petroleum Corp.	8,527	609,681
Royal Dutch Shell PLC Class A	11,808	366,623
Southwestern Energy Co. (a)	1,775	59,161

	Number of Shares	Value
Tullow Oil PLC	3,919	$79,511

		2,894,537

Oil & Gas Services — 1.0%
Schlumberger Ltd.	8,588	512,961

Pharmaceuticals — 4.7%
Abbott Laboratories	4,984	254,882
Bayer AG	2,883	158,438
Cardinal Health, Inc.	6,404	268,200
GlaxoSmithKline PLC	10,516	217,118
Merck & Co., Inc.	22,961	751,054
Novartis AG	1,608	89,742
Pfizer, Inc.	15,760	278,637
Sanofi	3,057	200,720
Shire Ltd.	4,083	127,315
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,547	132,019

		2,478,125

Pipelines — 0.1%
SemGroup Corp. Class A (a)	77	1,537
The Williams Cos., Inc.	2,255	54,887

		56,424

Real Estate — 0.4%
China Overseas Land & Investment Ltd.	52,000	74,273
China Resources Land Ltd.	44,000	46,178
Hang Lung Properties Ltd.	18,000	53,215
Sun Hung Kai Properties Ltd.	6,000	67,980

		241,646

Real Estate Investment Trusts (REITS) — 0.1%
HCP, Inc.	1,154	40,459

Retail — 2.3%
AutoZone, Inc. (a)	207	66,072
Cie Financiere Richemont SA	2,180	96,772
CVS Caremark Corp.	3,840	128,947
Darden Restaurants, Inc.	556	23,769
The Home Depot, Inc.	4,972	163,430
Kohl’s Corp.	1,235	60,638
Lowe’s Cos., Inc.	5,368	103,817
PPR	813	104,878
Staples, Inc.	1,721	22,889
Target Corp.	5,573	273,300
Yum! Brands, Inc.	3,664	180,965

		1,225,477

Semiconductors — 1.4%
Altera Corp.	2,863	90,270
Analog Devices, Inc.	1,784	55,750
ASML Holding NV	1,432	49,760
Broadcom Corp. Class A (a)	3,008	100,136
Freescale Semiconductor Holdings I Ltd. (a)	3,828	42,223

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp. (a)	3,685	$139,956
Novellus Systems, Inc. (a)	1,250	34,075
Samsung Electronics Co., Ltd.	184	128,895
Xilinx, Inc.	2,993	82,128

		723,193

Software — 2.3%
Adobe Systems, Inc. (a)	612	14,792
Citrix Systems, Inc. (a)	461	25,138
Microsoft Corp.	26,728	665,260
Oracle Corp.	16,477	473,549
VeriFone Systems, Inc. (a)	1,125	39,398

		1,218,137

Telecommunications — 4.4%
American Tower Corp. Class A (a)	857	46,107
AT&T, Inc.	9,781	278,954
Cisco Systems, Inc.	25,902	401,222
Juniper Networks, Inc. (a)	5,129	88,526
KDDI Corp.	22	151,098
Koninklijke KPN NV	9,253	121,811
Nippon Telegraph & Telephone Corp.	2,600	124,958
Qualcomm, Inc.	4,874	237,023
Sprint Nextel Corp. (a)	22,331	67,886
Telecom Corp. of New Zealand Ltd.	24,650	48,744
Telefonaktiebolaget LM Ericsson Class B	11,475	109,949
Verizon Communications, Inc.	10,762	396,042
Vodafone Group PLC	105,890	273,445

		2,345,765

Transportation — 1.1%
CSX Corp.	3,358	62,694
East Japan Railway	1,200	72,863
Norfolk Southern Corp.	7,107	433,669

		569,226

Water — 0.1%
Suez Environnement Co.	4,622	64,420

TOTAL COMMON STOCK (Cost $35,399,601)		33,104,257

PREFERRED STOCK — 0.3%
Auto Manufacturers — 0.2%
Volkswagen AG 1.97%	833	110,206

Diversified Financial — 0.1%
Citigroup Capital XII 8.500%	900	22,590
Citigroup Capital XIII 7.875%	700	18,487

		41,077

U.S. Government Agencies — 0.0%
Federal National Mortgage Association 0.000% (a)	400	1,100

		Value
TOTAL PREFERRED STOCK (Cost $136,092)		$152,383

TOTAL EQUITIES (Cost $35,535,693)		33,256,640

	Principal Amount
BONDS & NOTES — 35.6%

CORPORATE DEBT — 11.6%
Aerospace & Defense — 0.1%
The Boeing Co. 4.875% 2/15/20	$40,000	45,642
Raytheon Co. 3.125% 10/15/20	10,000	9,959

		55,601

Agriculture — 0.2%
Altria Group, Inc. 4.750% 5/05/21	30,000	31,031
Altria Group, Inc. 9.250% 8/06/19	30,000	39,324
Reynolds American, Inc. 7.625% 6/01/16	30,000	35,916

		106,271

Airlines — 0.3%
Continental Airlines 2007-1 Class A 5.983% 10/19/23	47,351	47,588
Delta Air Lines, Inc. Series 2007-1 Class A (c) 6.821% 2/10/24	37,817	38,101
Northwest Airlines, Inc. 7.575% 9/01/20	56,121	57,103
United Air Lines, Inc. 9.750% 1/15/17	8,893	9,738

		152,530

Banks — 1.4%
Bank of America Corp. 4.500% 4/01/15	120,000	113,729
Bank of America Corp. 5.000% 5/13/21	50,000	44,608
Bank of America Corp. 7.625% 6/01/19	60,000	63,025
Export-Import Bank of Korea (c) 5.250% 2/10/14	5,000	5,270
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (c) (d) (e) 6.330% 7/28/11	160,000	41,600
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (c) (d) (e) 6.375% 9/25/12	100,000	26,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (c) (d) (e) 6.100% 8/25/49	$280,000	$19,600
Lloyds TSB Bank PLC 6.375% 1/21/21	40,000	39,437
Royal Bank of Scotland Group PLC 3.950% 9/21/15	110,000	103,451
Santander US Debt SA Unipersonal (c) 3.781% 10/07/15	100,000	89,090
State Street Corp. 4.956% 3/15/18	50,000	52,908
UBS AG/Stamford CT 4.875% 8/04/20	40,000	38,516
Wachovia Capital Trust III VRN 5.570% 3/29/49	50,000	41,000
Wachovia Corp. 5.750% 2/01/18	50,000	56,334
Wells Fargo & Co. 3.676% 6/15/16	20,000	20,813

		755,381

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	50,000	58,255
Diageo Capital PLC 4.828% 7/15/20	40,000	44,759
PepsiCo, Inc. 7.900% 11/01/18	4,000	5,322

		108,336

Coal — 0.1%
Arch Coal, Inc. (c) 7.000% 6/15/19	20,000	19,000
Consol Energy, Inc. (c) 6.375% 3/01/21	20,000	19,300

		38,300

Diversified Financial — 3.2%
American Express Co. 8.125% 5/20/19	40,000	50,484
Citigroup, Inc. 3.953% 6/15/16	30,000	29,929
Citigroup, Inc. 5.375% 8/09/20	50,000	51,801
Citigroup, Inc. 6.010% 1/15/15	70,000	74,395
Citigroup, Inc. 8.125% 7/15/39	60,000	71,921
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	50,000	50,434
Federal National Mortgage Association 0.000% 10/09/19	420,000	319,346
Federal National Mortgage Association 4.625% 5/01/13	160,000	170,092

	Principal Amount	Value
Ford Motor Credit Co. LLC 8.125% 1/15/20	$100,000	$113,445
General Electric Capital Corp. 2.250% 11/09/15	110,000	108,732
General Electric Capital Corp. 4.375% 9/16/20	10,000	10,175
General Electric Capital Corp. 4.625% 1/07/21	50,000	51,893
General Electric Capital Corp. 6.875% 1/10/39	40,000	45,910
The Goldman Sachs Group, Inc. 5.250% 7/27/21	10,000	9,865
The Goldman Sachs Group, Inc. 5.375% 3/15/20	70,000	69,515
The Goldman Sachs Group, Inc. 6.000% 6/15/20	90,000	92,580
The Goldman Sachs Group, Inc. 6.250% 2/01/41	50,000	48,621
International Lease Finance Corp. (c) 6.500% 9/01/14	20,000	20,000
International Lease Finance Corp. (c) 6.750% 9/01/16	10,000	10,025
JPMorgan Chase & Co. 3.400% 6/24/15	80,000	81,263
JPMorgan Chase & Co. 4.250% 10/15/20	20,000	20,047
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (c) (d) (e) 7.625% 2/28/15	440,000	107,800
Lehman Brothers Holdings Capital Trust VII VRN (e) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (e) 6.500% 7/19/17	30,000	15
Lehman Brothers Holdings, Inc. Series I (e) 6.750% 12/28/17	290,000	145
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	101,003

		1,709,449

Electric — 0.4%
Calpine Corp. (c) 7.500% 2/15/21	20,000	19,100
Dominion Resources, Inc. 5.200% 8/15/19	60,000	69,280
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	21,000	20,475
FirstEnergy Corp. Series C 7.375% 11/15/31	70,000	86,334
Pacific Gas & Electric Co. 5.800% 3/01/37	30,000	34,863

		230,052

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	$10,000	$10,380

Environmental Controls — 0.0%
Waste Management, Inc. 7.375% 5/15/29	10,000	12,690

Foods — 0.1%
Kraft Foods, Inc. 5.375% 2/10/20	60,000	67,903

Health Care – Services — 0.3%
HCA, Inc. 7.500% 11/15/95	50,000	37,500
HCA, Inc. 7.690% 6/15/25	10,000	9,000
Roche Holdings, Inc. (c) 6.000% 3/01/19	20,000	24,436
UnitedHealth Group, Inc. 3.875% 10/15/20	20,000	21,118
UnitedHealth Group, Inc. 5.700% 10/15/40	10,000	11,419
UnitedHealth Group, Inc. 5.800% 3/15/36	20,000	23,176
WellPoint, Inc. 7.000% 2/15/19	30,000	37,028

		163,677

Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 6.875% 2/15/21	100,000	90,000

Insurance — 0.2%
American International Group, Inc. 6.400% 12/15/20	10,000	10,188
MetLife, Inc. 4.750% 2/08/21	20,000	20,813
MetLife, Inc. 5.875% 2/06/41	40,000	44,166
Teachers Insurance & Annuity Association of America (c) 6.850% 12/16/39	40,000	49,018

		124,185

Iron & Steel — 0.0%
Steel Dynamics, Inc. 7.625% 3/15/20	20,000	19,975

Lodging — 0.1%
Inn of the Mountain Gods Resort & Casino (c) 8.750% 11/30/20	6,000	5,760
MGM Mirage 6.625% 7/15/15	5,000	4,238
MGM Resorts International 10.375% 5/15/14	5,000	5,456

	Principal Amount	Value
MGM Resorts International 11.125% 11/15/17	$15,000	$16,462

		31,916

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc. 3.900% 5/27/21	20,000	21,570

Media — 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500% 4/30/21	30,000	28,350
CCO Holdings LLC / CCO Holdings Capital Corp. (c) 7.000% 1/15/19	10,000	9,675
Comcast Corp. 5.150% 3/01/20	100,000	112,870
Comcast Corp. 6.950% 8/15/37	10,000	11,987
DISH DBS Corp. (c) 6.750% 6/01/21	20,000	19,100
News America, Inc. 4.500% 2/15/21	10,000	10,047
Reed Elsevier Capital, Inc. 8.625% 1/15/19	30,000	38,295
Time Warner Cable, Inc. 4.000% 9/01/21	10,000	9,779
Time Warner Cable, Inc. 4.125% 2/15/21	10,000	9,959
Time Warner Cable, Inc. 6.750% 6/15/39	20,000	22,874
Time Warner Cable, Inc. 8.250% 4/01/19	80,000	100,178
Time Warner, Inc. 4.700% 1/15/21	10,000	10,452
United Business Media Ltd. (c) 5.750% 11/03/20	20,000	21,371

		404,937

Mining — 0.7%
Barrick Gold Corp. 6.950% 4/01/19	30,000	36,375
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	50,000	61,441
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	40,000	42,900
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	10,000	11,999
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	90,000	121,119
Teck Resources Ltd. 9.750% 5/15/14	2,000	2,370
Teck Resources Ltd. 10.250% 5/15/16	3,000	3,527

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/21/36	$70,000	$75,502

		355,233

Oil & Gas — 1.2%
Anadarko Finance Co. Series B 7.500% 5/01/31	10,000	11,842
Anadarko Petroleum Corp. 6.375% 9/15/17	20,000	22,436
Apache Corp. 5.100% 9/01/40	40,000	44,624
BP Capital Markets PLC 3.125% 10/01/15	60,000	61,997
Chesapeake Energy Corp. 6.625% 8/15/20	30,000	30,900
Concho Resources, Inc. 6.500% 1/15/22	11,000	10,835
ConocoPhillips 6.500% 2/01/39	20,000	26,521
Devon Energy Corp. 7.950% 4/15/32	30,000	42,650
Hess Corp. 6.000% 1/15/40	30,000	34,214
Hess Corp. 8.125% 2/15/19	10,000	12,889
Kerr-McGee Corp. 6.950% 7/01/24	40,000	46,751
Kerr-McGee Corp. 7.875% 9/15/31	10,000	12,297
Occidental Petroleum Corp. 3.125% 2/15/22	20,000	19,994
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	119,048
Petrobras International Finance Co. 5.375% 1/27/21	20,000	20,220
Petrobras International Finance Co. 5.750% 1/20/20	22,000	22,836
Petrobras International Finance Co. 6.125% 10/06/16	26,000	28,210
QEP Resources, Inc. 6.875% 3/01/21	20,000	20,900
Shell International Finance BV 6.375% 12/15/38	30,000	40,879
Total Capital SA 4.450% 6/24/20	10,000	11,180

		641,223

Oil & Gas Services — 0.1%
Baker Hughes, Inc. (c) 3.200% 8/15/21	30,000	30,232
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	10,000	9,850

	Principal Amount	Value
Key Energy Services, Inc. 6.750% 3/01/21	$30,000	$28,875

		68,957

Pharmaceuticals — 0.1%
Giant Funding Corp. (c) 8.250% 2/01/18	10,000	10,000
Pfizer, Inc. 6.200% 3/15/19	40,000	50,126

		60,126

Pipelines — 0.5%
Enterprise Products Operating LLC 4.050% 2/15/22	30,000	30,055
Enterprise Products Operating LLC 5.700% 2/15/42	20,000	21,044
Enterprise Products Operating LLC 6.500% 1/31/19	50,000	58,874
Kinder Morgan Energy Partners LP 6.850% 2/15/20	40,000	47,227
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	11,000	11,055
Southern Natural Gas Co. 8.000% 3/01/32	30,000	38,689
Williams Cos., Inc. 7.875% 9/01/21	40,000	47,420
Williams Partners LP 5.250% 3/15/20	10,000	10,756

		265,120

Retail — 0.4%
CVS Caremark Corp. 6.600% 3/15/19	50,000	60,819
CVS Caremark Corp. (c) 9.350% 1/10/23	90,000	103,535
CVS Pass-Through Trust 5.880% 1/10/28	28,088	29,309

		193,663

Savings & Loans — 0.3%
ILFC E-Capital Trust II VRN (c) 6.250% 12/21/65	190,000	140,600

Telecommunications — 0.6%
America Movil SAB de CV 5.625% 11/15/17	30,000	33,308
AT&T, Inc. 3.875% 8/15/21	10,000	10,287
AT&T, Inc. 5.800% 2/15/19	80,000	93,668
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	40,000	53,302
Qwest Corp. 6.875% 9/15/33	10,000	9,450

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Capital Corp. 8.750% 3/15/32	$30,000	$26,062
Telefonica Emisiones SAU 5.462% 2/16/21	10,000	9,496
Telefonica Emisiones SAU 5.877% 7/15/19	20,000	19,630
Verizon Communications, Inc. 4.600% 4/01/21	10,000	11,053
Verizon Communications, Inc. 6.000% 4/01/41	40,000	48,619

		314,875

Transportation — 0.0%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	16,000	18,360

TOTAL CORPORATE DEBT (Cost $7,208,006)		6,161,310

MUNICIPAL OBLIGATIONS — 0.3%
City of Chicago IL 5.500% 1/01/31	10,000	10,930
Los Angeles Department of Airports 5.250% 5/15/39	20,000	21,626
New York Liberty Development Corp. 5.250% 10/01/35	10,000	10,178
San Mateo County Community College District 5.000% 9/01/38	10,000	10,378
Santa Clara Valley Transportation Authority 5.876% 4/01/32	20,000	23,912
State of Illinois 5.665% 3/01/18	20,000	21,528
State of Illinois 5.877% 3/01/19	20,000	21,347
Tennessee Valley Authority 5.250% 9/15/39	40,000	51,450

		171,349

TOTAL MUNICIPAL OBLIGATIONS (Cost $148,470)		171,349

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Agency Collateral CMO — 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.411% 4/25/20	197,474	14,242

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K014, Class X1 VRN 1.455% 4/25/21	$289,787	$24,921
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.683% 8/25/20	99,159	8,755
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.840% 6/25/20	198,246	19,830
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K703, Class X1 VRN 2.094% 5/25/18	90,600	9,885
Federal National Mortgage Association Interest Strip, Series 407, Class 41 6.000% 1/25/38	89,957	13,795
Government National Mortgage Association, Series 2010-115, Class SP FRN 5.170% 9/20/40	87,714	10,602

		102,030

Commercial MBS — 0.7%
Extended Stay America Trust, Series 2010-ESHA, Class A (c) 2.951% 11/05/27	98,476	97,204
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.073% 7/10/38	25,000	27,181
GS Mortgage Securities Corp. II, Series 2011-GC3, Class X VRN (c) 1.165% 3/10/44	397,903	23,546
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3 4.171% 8/15/46	10,000	10,304
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.372% 9/15/39	60,000	65,031
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4 VRN 5.661% 3/15/39	30,000	32,735
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,089) VRN (c) (d) 0.964% 5/28/40	1,283,045	12,830

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	$60,000	$61,565
Morgan Stanley Capital I, Series 2006-IQ11, Class A4 VRN 5.897% 10/15/42	25,000	27,241

		357,637

Home Equity ABS — 0.7%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1 FRN 1.134% 10/25/47	50,233	32,265
MASTR Asset Backed Securities Trust, Series 2005-AB1, Class A5A STEP 5.712% 11/25/35	660,000	179,869
Morgan Stanley Capital Inc., Series 2003-NC9, Class M FRN 1.359% 9/25/33	265,381	198,238

		410,372

Manufactured Housing ABS — 0.1%
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.687% 3/13/32	25,000	18,673
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.706% 2/20/32	25,000	19,656

		38,329

Other ABS — 0.0%
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.874% 8/25/32	2,685	2,075

WL Collateral CMO — 2.0%
Banc of America Funding Corp., Series 2004-B, Class 6A1 FRN 3.022% 12/20/34	111,440	56,840
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 2A1 (c) 7.000% 6/25/35	113,511	115,541
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1 VRN (c) 5.334% 5/25/36	219,250	186,055
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A1 (c) 6.000% 8/25/34	36,306	34,188
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 2.048% 5/25/29	69,212	56,938
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c) 6.000% 5/25/35	69,758	67,001

	Principal Amount	Value
Structured Asset Securities Corp., Series 2005-RF3, Class 1A FRN (c) 0.584% 6/25/35	$115,696	$92,733
Structured Asset Securities Corp., Series 2005-RF1, Class A FRN (c) 0.584% 3/25/35	405,828	316,699
WaMu Mortgage Pass Through Certificates, Series 2004-AR12, Class A2A FRN 0.640% 10/25/44	46,713	35,436
WaMu Mortgage Pass Through Certificates, Series 2004-AR11, Class A VRN 2.492% 10/25/34	67,043	56,141
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 2.575% 1/25/35	42,713	38,025

		1,055,597

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,273,294)		1,966,040

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Mexican Bonos MXN (f) 8.000% 6/11/20	590,000	47,107
Mexico Government International Bond 6.050% 1/11/40	10,000	11,300
Russia Government International Bond STEP (b) (c) 7.500% 3/31/30	33,400	37,531
United Mexican States 6.750% 9/27/34	17,000	20,910

		116,848

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $116,971)		116,848

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 15.3%
Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp., Series 3738, Class BP 4.000% 12/15/38	100,000	107,684
Federal National Mortgage Association, Series 2011-59, Class NZ 5.500% 7/25/41	101,381	119,740
Federal National Mortgage Association Interest Strip, Series 390, Class C3 6.000% 7/25/38	41,606	5,411
Government National Mortgage Association
Series 2010-H20, Class AF 0.530% 10/20/60	136,992	134,649

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2010-H26, Class LF 0.550% 8/20/58	$97,348	$95,748
Series 2011-H11, Class FB 0.700% 4/20/61	195,497	194,270
Series 2010-62, Class SB 5.520% 5/20/40	83,362	11,513
Series 2010-151, Class SA 5.819% 11/20/40	155,819	24,611
Series 2011-4, Class PS 5.949% 9/20/40	93,155	13,469
Series 2010-60, Class S 6.270% 5/20/40	85,353	15,004
Series 2010-3, Class MS 6.319% 11/20/38	135,835	20,375
Series 2010-39, Class SP 6.319% 11/20/38	100,000	12,596
Series 2010-85, Class HS 6.419% 1/20/40	92,549	12,927
Series 2005-26, Class SC 6.519% 10/20/33	825,298	88,616

		856,613

Pass-Through Securities — 13.7%
Federal Home Loan Mortgage Corp.
Pool #A74793 5.000% 3/01/38	109,037	116,921
Pool #1N2654 5.625% 11/23/35 (g)	140,000	158,138
Federal Home Loan Mortgage Corp. TBA Pool # 326 3.500% 8/01/40 (h)	100,000	102,641
Federal National Mortgage Association
Pool #974701 4.500% 4/01/38	179,704	190,971
Pool #AD1593 4.500% 2/01/40	654,641	694,866
Pool #AL0484 5.500% 5/01/40	464,761	504,465
Pool #AL0520 5.500% 7/01/41	90,830	98,589
Pool #944103 5.561% 7/01/37	136,470	143,125
Pool #595775 6.000% 8/01/31	5,020	5,550
Pool #896048 6.000% 6/01/36	172,657	189,963
Pool #831669 6.000% 7/01/36	84,743	93,290
Pool #AE0469 6.000% 12/01/39	282,382	309,893
Pool #902990 6.500% 11/01/36	8,208	9,065
Pool #AL0885 6.500% 6/01/39	200,000	226,250

	Principal Amount	Value
Pool #AI0814 6.500% 10/01/41	$100,000	$110,250
Federal National Mortgage Association Principal Strip 0.000% 2/01/19	30,000	22,873
Federal National Mortgage Association TBA
Pool #606 3.500% 10/01/25 (h)	600,000	626,344
Pool #1202 3.500% 7/01/40 (h)	200,000	205,406
Pool #3043 4.000% 12/01/39 (h)	1,000,000	1,048,125
Pool #11047 4.500% 4/01/39 (h)	1,000,000	1,060,937
Government National Mortgage Association
Pool #4978 4.500% 3/20/41	97,392	105,895
Pool #783050 5.000% 7/20/40	89,385	98,219
Pool #4772 5.000% 8/20/40	90,098	99,002
Pool #575499 6.000% 1/15/32	44,390	49,573
Pool #579631 6.000% 2/15/32	23,201	25,900
Pool #582351 6.500% 10/15/32	29,150	32,684
Government National Mortgage Association TBA
Pool #4536 4.000% 7/01/40 (h)	200,000	213,875
Pool #717 4.500% 5/01/40 (h)	300,000	325,219
Pool #9891 5.000% 5/01/38 (h)	100,000	109,781
Pool #1315 5.000% 4/01/39 (h)	100,000	109,797
Residual Funding Principal Strip 0.000% 10/15/19	180,000	154,542

		7,242,149

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,979,515)		8,098,762

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds & Notes — 4.5%
U.S. Treasury Bond 3.750% 8/15/41	80,000	93,156
U.S. Treasury Bond 4.375% 5/15/40	70,000	90,097

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bond 4.375% 5/15/41	$100,000	$129,160
U.S. Treasury Bond 4.750% 2/15/41	180,000	245,968
U.S. Treasury Inflation Index 2.125% 2/15/40	73,166	93,036
U.S. Treasury Inflation Index 2.125% 2/15/41	92,846	118,755
U.S. Treasury Inflation Index 2.375% 1/15/27	11,203	14,017
U.S. Treasury Inflation Index (g) 2.500% 1/15/29	94,702	121,672
U.S. Treasury Inflation Index 3.875% 4/15/29	13,742	20,686
U.S. Treasury Note 1.000% 8/31/16	110,000	110,279
U.S. Treasury Note 1.000% 9/30/16	40,000	40,064
U.S. Treasury Note 1.500% 6/30/16	20,000	20,554
U.S. Treasury Note 2.125% 8/15/21	10,000	10,177
U.S. Treasury Note 2.250% 7/31/18	190,000	200,532
U.S. Treasury Note 2.375% 6/30/18	80,000	85,125
U.S. Treasury Note 3.125% 5/15/21	810,000	899,163
U.S. Treasury Principal Strip 0.000% 2/15/41	180,000	73,341

		2,365,782

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,155,528)		2,365,782

TOTAL BONDS & NOTES (Cost $19,881,784)		18,880,091

	Units
PURCHASED OPTIONS — 0.0%
Swaptions — 0.0%
Interest Rate Swaption USD Call, Strike 0.93	210,000	4,929
Interest Rate Swaption USD Call, Strike 0.99	210,000	892

		5,821

Options on Futures — 0.0%
Eurodollar Put, Expires 11/11/11, Strike 97.750	2	175
Eurodollar Put, Expires 12/16/11, Strike 98.500	6	450

	Units	Value
U.S. Treasury Note 2 Year Put, Expires 11/25/11, Strike 109.000	2	$32
U.S. Treasury Note 2 Year Put, Expires 11/25/11, Strike 109.250	2	31
U.S. Treasury Note 2 Year Put, Expires 11/25/11, Strike 109.500	1	31

		719

TOTAL PURCHASED OPTIONS (Cost $10,742)		6,540

	Number of Shares

WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a)	81	332

TOTAL WARRANTS (Cost $0)		332

TOTAL LONG-TERM INVESTMENTS (Cost $55,428,219)		52,143,603

	Principal Amount
SHORT-TERM INVESTMENTS — 9.5%
Discount Notes — 0.2%
Federal Home Loan Mortgage Corp. 0.010% 12/01/11	$90,000	89,965

Repurchase Agreement — 8.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (i)	4,322,242	4,322,242

Time Deposits — 0.0%
Euro Time Deposit, 0.010%, due 10/03/11	1,298	1,298

U.S. Treasury Bills — 1.2%
U.S. Treasury Bill 0.010% 1/05/12	625,000	624,869

TOTAL SHORT-TERM INVESTMENTS (Cost $5,038,374)		5,038,374

TOTAL INVESTMENTS — 107.7% (Cost $60,466,593) (j)		57,181,977

Other Assets/(Liabilities) — (7.7)%		(4,066,795)

NET ASSETS — 100.0%		$53,115,182

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage-Backed Security
MXN	Mexican Peso
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $111,393 or 0.21% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $1,901,941 or 3.58% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $207,830 or 0.39% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2011, these securities amounted to a value of $195,173 or 0.37% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Maturity value of $4,322,246. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $4,414,771.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.7%

COMMON STOCK — 62.3%
Aerospace & Defense — 0.6%
The Boeing Co.	17,574	$1,063,403
General Dynamics Corp.	7,700	438,053
L-3 Communications Holdings, Inc.	800	49,576
Spirit AeroSystems Holdings, Inc. Class A (a)	26,751	426,678
United Technologies Corp.	12,733	895,894

		2,873,604

Agriculture — 0.7%
Altria Group, Inc.	21,870	586,335
British American Tobacco Malaysia	13,200	184,292
British American Tobacco PLC	7,923	335,816
Chaoda Modern Agriculture Holdings Ltd. (b)	1,265,139	168,234
Cresud SA Sponsored ADR (Argentina)	6,000	64,920
IOI Corp.	62,200	89,857
KT&G Corp.	7,805	486,838
Lorillard, Inc.	3,132	346,712
Philip Morris International, Inc.	15,445	963,459
SLC Agricola SA	39,300	327,108

		3,553,571

Apparel — 0.0%
Ralph Lauren Corp.	600	77,820

Auto Manufacturers — 1.6%
Bayerische Motoren Werke AG	5,540	367,082
Daihatsu Motor Co. Ltd.	22,750	411,255
Daimler AG	15,270	676,374
Dongfeng Motor Group Co. Ltd. Class H	99,500	131,867
Ford Motor Co. (a)	66,300	641,121
Fuji Heavy Industries Ltd.	144,030	841,349
General Motors Co. (a)	31,000	625,580
Guangzhou Automobile Group Co. Ltd.	237,283	228,364
Honda Motor Co. Ltd.	28,960	849,107
Hyundai Motor Co.	2,900	508,701
Paccar, Inc.	13,700	463,334
Suzuki Motor Corp.	64,237	1,413,062
Toyota Motor Corp.	15,810	540,456
Yulon Motor Co. Ltd.	155,000	288,427

		7,986,079

Automotive & Parts — 0.7%
Aisin Seiki Co. Ltd.	11,340	376,748
Autoliv, Inc.	800	38,800
BorgWarner, Inc. (a)	4,300	260,279
Bridgestone Corp.	18,000	408,139
Cheng Shin Rubber Industry Co. Ltd.	101,700	210,660

	Number of Shares	Value
Denso Corp.	15,070	$483,021
Futaba Industrial Co. Ltd.	21,110	162,092
Johnson Controls, Inc.	10,900	287,433
Lear Corp.	1,900	81,510
Magna International, Inc. Class A	1,300	42,861
Mando Corp.	600	96,747
Sumitomo Electric Industries Ltd.	25,200	294,868
Toyota Industries Corp.	32,521	945,903
TRW Automotive Holdings Corp. (a)	1,200	39,276

		3,728,337

Banks — 2.6%
Banco Macro SA Class B Sponsored ADR (Argentina)	2,200	44,022
Banco Santander SA	27,967	228,631
Bank of America Corp.	178,278	1,091,061
The Bank of Kyoto Ltd.	2,890	25,705
Bank of New York Mellon Corp.	54,569	1,014,438
BNP Paribas	11,240	444,906
Capital One Financial Corp.	1,400	55,482
DBS Group Holdings Ltd.	23,000	206,190
Deutsche Bank AG	7,320	255,043
DnB NOR ASA	36,670	366,085
HSBC Holdings PLC	111,876	852,645
HSBC Holdings PLC	28,800	220,955
Intesa Sanpaolo	195,586	305,605
Lloyds Banking Group PLC (a)	474,300	251,502
Mitsubishi UFJ Financial Group, Inc.	114,110	512,875
Nordea Bank AB	6,700	54,138
Northern Trust Corp.	7,600	265,848
Oversea-Chinese Banking Corp. Ltd.	97,900	602,460
Sberbank of Russian Federation	443,600	959,283
Siam Commercial Bank PCL	130,416	444,719
Standard Chartered PLC	13,350	266,458
State Bank of India	11,080	428,951
State Street Corp.	24,518	788,499
Sumitomo Mitsui Financial Group, Inc.	13,030	367,734
SunTrust Banks, Inc.	6,000	107,700
Swedbank AB	9,600	105,786
Turkiye Garanti Bankasi AS	91,636	355,288
U.S. Bancorp	45,287	1,066,056
United Overseas Bank Ltd.	12,900	166,043
Wells Fargo & Co.	63,031	1,520,308

		13,374,416

Beverages — 0.7%
The Coca-Cola Co.	6,591	445,288
Coca-Cola Enterprises, Inc.	2,500	62,200
Constellation Brands, Inc. Class A (a)	7,799	140,382
Diageo PLC Sponsored ADR (United Kingdom)	16,004	1,215,184
Dr. Pepper Snapple Group, Inc.	4,600	178,388

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,200	$207,424
Fraser and Neave Ltd.	107,700	471,413
Kirin Holdings Co. Ltd.	43,800	571,808
Molson Coors Brewing Co. Class B	1,400	55,454

		3,347,541

Biotechnology — 0.4%
Amgen, Inc.	10,818	594,449
Biogen Idec, Inc. (a)	1,000	93,150
Celgene Corp. (a)	5,100	315,792
CSL Ltd.	17,521	499,777
Life Technologies Corp. (a)	12,005	461,352

		1,964,520

Building Materials — 0.1%
Rinnai Corp.	5,000	417,920
Yuanda China Holdings Ltd. (a)	1,442,000	164,048

		581,968

Chemicals — 2.0%
Albemarle Corp.	1,200	48,480
Asahi Kasei Corp.	58,000	348,107
BASF SE	31,340	1,901,555
Bayer AG Sponsored ADR (Germany)	400	21,924
China BlueChemical Ltd.	335,700	255,692
The Dow Chemical Co.	25,161	565,116
Eastman Chemical Co.	800	54,824
EI du Pont de Nemours & Co.	17,356	693,719
FMC Corp.	18,319	1,266,942
Hitachi Chemical Co. Ltd.	18,600	305,595
JSR Corp.	13,100	225,182
Lanxess AG	9,860	473,967
LyondellBasell Industries NV Class A	1,700	41,531
Potash Corporation of Saskatchewan, Inc.	5,900	254,998
PPG Industries, Inc.	800	56,528
Praxair, Inc.	3,095	289,321
PTT Chemical PCL	147,092	459,534
Samsung Fine Chemicals Co. Ltd.	4,100	141,401
Shin-Etsu Chemical Co. Ltd.	25,188	1,234,985
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	4,900	234,269
Sumitomo Chemical Co. Ltd.	234,170	900,643
Ube Industries Ltd.	162,600	539,121
Uralkali GDR (Russia) (c)	1,000	34,500

		10,347,934

Coal — 0.6%
Alliance Resource Partners LP	4,160	272,730
Bumi Resources Tbk PT	1,564,000	341,707
China Shenhua Energy Co. Ltd.	71,038	278,345

	Number of Shares	Value
CONSOL Energy, Inc.	62,420	$2,117,911
Kuzbassrazrezugol (a)	552,700	165,810
Mongolian Mining Corp. (a)	149,400	133,357

		3,309,860

Commercial Services — 0.6%
Jiangsu Expressway Co. Ltd.	203,100	155,242
MasterCard, Inc. Class A	2,500	792,900
McKesson Corp.	8,422	612,279
PLUS Expressways	311,481	420,167
Qualicorp SA (a)	37,900	282,197
Visa, Inc. Class A	7,700	660,044
Western Union Co.	3,100	47,399
Xiamen International Port Co. Ltd.	158,300	20,465

		2,990,693

Computers — 3.0%
Accenture PLC Class A	1,449	76,333
Apple, Inc. (a)	16,087	6,132,043
Atos Origin SA	2,900	125,419
Cognizant Technology Solutions Corp. Class A (a)	2,600	163,020
Computer Sciences Corp.	2,230	59,876
Dell, Inc. (a)	46,432	657,013
EMC Corp. (a)	37,200	780,828
Hewlett-Packard Co.	42,668	957,897
HTC Corp.	31,905	700,922
International Business Machines Corp.	24,648	4,314,139
Lexmark International, Inc. Class A (a)	4,075	110,147
SanDisk Corp. (a)	11,215	452,525
Seagate Technology	25,900	266,252
TDK Corp.	7,380	256,822
Teradata Corp. (a)	1,978	105,882
Western Digital Corp. (a)	11,079	284,952

		15,444,070

Cosmetics & Personal Care — 0.5%
Beiersdorf AG	1,370	73,367
Colgate-Palmolive Co.	11,023	977,520
The Procter & Gamble Co.	21,014	1,327,664

		2,378,551

Distribution & Wholesale — 0.7%
Adani Enterprises Ltd.	39,500	415,107
Marubeni Corp.	76,800	429,478
Mitsubishi Corp.	75,620	1,539,977
Mitsui & Co. Ltd.	88,852	1,286,047

		3,670,609

Diversified Financial — 1.4%
Ameriprise Financial, Inc.	1,200	47,232
Citigroup, Inc.	71,927	1,842,770
The Goldman Sachs Group, Inc.	12,507	1,182,537

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housing Development Finance Corp. Ltd.	62,470	$807,798
JPMorgan Chase & Co.	80,862	2,435,563
Morgan Stanley	54,089	730,201
UBS AG (a)	25,300	287,997

		7,334,098

Electric — 2.7%
Adani Power Ltd. (a)	177,700	300,305
The AES Corp. (a)	59,773	583,384
American Electric Power Co., Inc.	10,094	383,774
Calpine Corp. (a)	32,700	460,416
CEZ AS	6,200	238,917
China Resources Power Holdings Co. Ltd.	204,000	304,773
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	14,820	219,929
CMS Energy Corp.	17,206	340,507
Consolidated Edison, Inc.	6,400	364,928
Constellation Energy Group, Inc.	1,400	53,284
Dominion Resources, Inc.	7,300	370,621
E-CL SA	72,400	172,066
Edison International	1,700	65,025
Entergy Corp.	5,867	388,923
Exelon Corp.	15,806	673,494
Fortum OYJ	23,720	557,047
Huaneng Power International, Inc.	420,900	174,254
International Power PLC	148,400	702,997
ITC Holdings Corp.	3,900	301,977
National Grid PLC	111,200	1,102,556
NextEra Energy, Inc.	20,321	1,097,740
NRG Energy, Inc. (a)	15,400	326,634
Pampa Energia SA Sponsored ADR (Argentina)	7,200	83,160
PG&E Corp.	11,719	495,831
PPL Corp.	21,965	626,881
RusHydro (Acquired 12/8/09-6/22/11, Cost $1,002,088) (d)	2,057,797	82,312
RusHydro Sponsored ADR (Russia)	222,925	766,862
Scottish & Southern Energy PLC	46,800	935,947
The Southern Co.	25,275	1,070,902
YTL Power International Bhd	798,605	422,541

		13,667,987

Electrical Components & Equipment — 0.3%
Bharat Heavy Electricals Ltd.	20,290	669,958
Delta Electronics, Inc.	106,200	248,565
Dongfang Electric Corp. Ltd.	115,000	296,061
Hitachi Ltd.	57,600	286,487
SMA Solar Technology AG	1,600	83,305

		1,584,376

Electronics — 1.0%
Agilent Technologies, Inc. (a)	17,600	550,000

	Number of Shares	Value
Arrow Electronics, Inc. (a)	1,700	$47,226
Fanuc Ltd.	3,150	433,688
Garmin Ltd.	2,100	66,717
Hana Microelectronics PCL	109,299	59,423
Hon Hai Precision Industry Co. Ltd.	78,408	175,032
Hoya Corp.	31,320	721,789
Koninklijke Philips Electronics NV	34,182	611,881
Mettler-Toledo, Inc. (a)	1,983	277,541
Murata Manufacturing Co. Ltd.	9,170	494,757
NGK Insulators Ltd.	21,900	329,809
Nippon Electric Glass Co. Ltd.	30,690	278,055
PerkinElmer, Inc.	13,000	249,730
TE Connectivity Ltd.	4,100	115,374
Waters Corp. (a)	7,043	531,676

		4,942,698

Engineering & Construction — 0.5%
Fluor Corp.	1,100	51,205
JGC Corp.	33,030	811,036
KBR, Inc.	18,585	439,164
Kinden Corp.	22,440	193,330
Larsen & Toubro Ltd.	7,900	214,950
McDermott International, Inc. (a)	29,003	312,072
Okumura Corp.	75,230	293,513
Toda Corp.	74,200	290,848

		2,606,118

Entertainment — 0.1%
International Game Technology	20,632	299,783
Toho Co. Ltd.	12,550	219,178

		518,961

Foods — 1.3%
BIM Birlesik Magazalar AS	10,200	280,619
ConAgra Foods, Inc.	6,500	157,430
Cosan Ltd. Class A	62,100	588,087
General Mills, Inc.	20,400	784,788
H.J. Heinz Co.	4,682	236,347
Kraft Foods, Inc. Class A	35,794	1,201,963
The Kroger Co.	3,000	65,880
Nestle SA	28,357	1,558,794
Sara Lee Corp.	52,747	862,414
Unilever NV	11,650	369,002
Unilever NV NY Shares	4,300	135,407
Unilever PLC	7,700	241,208
Unilever PLC Sponsored ADR (United Kingdom)	4,800	149,712

		6,631,651

Forest Products & Paper — 0.1%
International Paper Co.	8,526	198,230
MeadWestvaco Corp.	2,300	56,488
Sino-Forest Corp. (a) (b)	25,740	8,474

		263,192

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.6%
Beijing Enterprises Holdings Ltd.	217,422	$1,087,972
China Resources Gas Group Ltd.	166,000	220,371
Gaz De France	29,300	875,288
Tokyo Gas Co. Ltd.	163,988	763,862

		2,947,493

Health Care – Products — 1.3%
Baxter International, Inc.	1,200	67,368
Becton, Dickinson & Co.	900	65,988
Cie Generale d’Optique Essilor International SA	12,217	880,439
Covidien PLC	8,049	354,961
Hologic, Inc. (a)	32,297	491,237
Johnson & Johnson	52,040	3,315,468
Kinetic Concepts, Inc. (a)	1,200	79,068
Medtronic, Inc.	28,300	940,692
Mindray Medical International Ltd. ADR (Cayman Islands)	2,900	68,469
Terumo Corp.	6,340	329,752

		6,593,442

Health Care – Services — 1.4%
Aetna, Inc.	31,038	1,128,231
CIGNA Corp.	10,505	440,580
Coventry Health Care, Inc. (a)	1,900	54,739
DaVita, Inc. (a)	6,700	419,889
Fresenius Medical Care AG & Co. KGaA	14,480	981,006
HCA Holdings, Inc. (a)	23,500	473,760
HealthSouth Corp. (a)	17,034	254,318
Humana, Inc.	9,022	656,170
Life Healthcare Group Holdings Ltd.	97,700	232,280
Raffles Medical Group Ltd.	94,600	161,442
Thermo Fisher Scientific, Inc. (a)	10,945	554,255
UnitedHealth Group, Inc.	13,300	613,396
Vanguard Health Systems, Inc. (a)	14,100	143,256
WellPoint, Inc.	18,155	1,185,158

		7,298,480

Holding Company – Diversified — 0.5%
Hutchison Whampoa Ltd.	48,900	361,991
Keppel Corp. Ltd.	91,812	537,792
Leucadia National Corp.	1,900	43,092
LG Corp.	4,600	229,304
LVMH Moet Hennessy Louis Vuitton SA	4,580	607,339
Noble Group Ltd.	84,954	84,853
Tianjin Development Holdings (a)	928,103	400,349
Wharf Holdings Ltd.	71,510	348,509

		2,613,229

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	21,880	281,598
MRV Engenharia e Participacoes SA	57,200	292,959

	Number of Shares	Value
Pulte Group, Inc. (a)	57,600	$227,520
Sekisui House Ltd.	44,490	419,321

		1,221,398

Household Products — 0.1%
Hypermarcas SA	123,000	578,285

Insurance — 2.4%
ACE Ltd.	22,536	1,365,682
AIA Group Ltd.	67,800	192,761
Allianz SE	5,910	556,136
Allstate Corp.	5,723	135,578
Amlin PLC	17,900	78,455
Arch Capital Group Ltd. (a)	10,701	349,655
Assicurazioni Generali SpA	9,720	153,542
Axis Capital Holdings Ltd.	1,878	48,715
China Life Insurance Co. Ltd. Sponsored ADR (China)	5,399	191,719
The Chubb Corp.	9,400	563,906
CNA Financial Corp.	1,500	33,705
Endurance Specialty Holdings Ltd.	9,296	317,458
Fidelity National Financial, Inc. Class A	38,202	579,906
ING Groep NV (a)	29,510	207,692
Lincoln National Corp.	2,300	35,949
MetLife, Inc.	10,988	307,774
Millea Holdings, Inc.	58,475	1,482,257
Mitsui Sumitomo Insurance Group Holdings, Inc.	35,866	777,351
Muenchener Rueckversicherungs AG	2,030	251,629
NKSJ Holdings, Inc.	24,923	550,581
Ping An Insurance Group Co. of China Ltd.	23,581	131,210
Platinum Underwriters Holdings Ltd.	4,371	134,408
Powszechny Zaklad Ubezpieczen SA	800	75,548
Principal Financial Group, Inc.	5,244	118,882
The Progressive Corp.	12,269	217,897
Prudential Financial, Inc.	5,800	271,788
Reinsurance Group of America, Inc. Class A	1,100	50,545
RenaissanceRe Holdings Ltd.	4,394	280,337
Sony Financial Holdings, Inc.	15,000	226,843
Torchmark Corp.	1,550	54,033
The Travelers Cos., Inc.	20,385	993,361
Unum Group	1,531	32,090
Validus Holdings Ltd.	6,584	164,073
Xl Group PLC	65,844	1,237,867
Zurich Financial Services AG (a)	1,619	335,175

		12,504,508

Internet — 0.8%
Check Point Software Technologies Ltd. (a)	1,500	79,140
eBay, Inc. (a)	12,747	375,909
Expedia, Inc.	1,696	43,672

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Google, Inc. Class A (a)	4,790	$2,463,880
Symantec Corp. (a)	34,218	557,753
VeriSign, Inc.	2,000	57,220
Yahoo! Japan Corp.	900	279,613

		3,857,187

Investment Companies — 0.1%
Cheung Kong Infrastructure Holdings Ltd.	52,100	304,063
RHJ International (a)	46,200	238,678
RHJ International Deposit Shares (a) (e)	11,800	61,270

		604,011

Iron & Steel — 0.1%
Magnitogorsk Iron & Steel Works GDR (Russia) (c)	17,900	85,616
Magnitogorsk Iron & Steel Works Sponsored GDR (Russia) (c)	22,800	107,610
POSCO	800	245,962
POSCO ADR (Republic of Korea)	3,500	266,035

		705,223

Lodging — 0.0%
Wyndham Worldwide Corp.	1,500	42,765

Machinery – Construction & Mining — 0.2%
Komatsu Ltd.	15,600	336,869
Rio Tinto PLC	13,800	609,476

		946,345

Machinery – Diversified — 0.2%
CNH Global NV (a)	1,700	44,608
Haitian International Holdings Ltd.	95,900	75,216
Kubota Corp.	108,220	864,700
Shanghai Electric Group Co. Ltd.	790,300	302,688

		1,287,212

Manufacturing — 1.1%
3M Co.	8,865	636,418
Cheil Industries, Inc.	3,200	221,675
General Electric Co.	184,073	2,805,273
Pall Corp.	3,500	148,400
Parker Hannifin Corp.	700	44,191
Siemens AG	19,370	1,749,928

		5,605,885

Media — 0.9%
British Sky Broadcasting Group PLC	9,700	99,587
Comcast Corp. Class A	66,506	1,389,975
DISH Network Corp. Class A (a)	7,215	180,808
Kabel Deutschland Holding AG (a)	7,940	428,003
Liberty Global, Inc. Class A (a)	1,800	65,124
The McGraw-Hill Cos., Inc.	1,800	73,800
Rogers Communications, Inc. Class B	10,400	355,784
Singapore Press Holdings Ltd.	57,090	163,160
Time Warner Cable, Inc.	3,404	213,329

	Number of Shares	Value
Viacom, Inc. Class B	9,396	$364,001
Vivendi	21,760	444,287
The Walt Disney Co.	16,900	509,704
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	43,400	131,541

		4,419,103

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	4,285	666,146
SKF AB	7,600	143,230
Tenaris SA Sponsored ADR (Luxembourg)	9,065	230,704

		1,040,080

Mining — 4.4%
Alamos Gold, Inc.	30,550	459,168
Alcoa, Inc.	69,200	662,244
Anglo American PLC	15,700	541,424
Anglo Platinum Ltd.	1	68
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	2,600	107,536
Antofagasta PLC	38,700	549,482
Barrick Gold Corp.	46,050	2,148,233
BHP Billiton Ltd.	60,518	2,010,711
Detour Gold Corp. (a)	12,700	330,862
Eldorado Gold Corp.	69,987	1,205,521
Freeport-McMoRan Copper & Gold, Inc.	18,686	568,989
Glencore International PLC	39,200	242,619
Goldcorp, Inc.	56,915	2,597,601
Harmony Gold Mining Co. Ltd. Sponsored ADR (South Africa)	13,200	154,836
IAMGOLD Corp.	36,392	719,834
IAMGOLD Corp.	22,833	453,871
Katanga Mining Ltd. (a)	67,840	71,860
Kinross Gold Corp.	21,953	324,465
Kinross Gold Corp.	80,244	1,192,288
MMC Norilsk Nickel Sponsored ADR (Russia)	6,700	144,041
Newcrest Mining Ltd.	48,430	1,595,992
Newmont Mining Corp.	37,990	2,389,571
Orica Ltd.	9,000	201,594
Osisko Mining Corp. (a)	29,000	367,239
Petropavlovsk PLC	6,600	60,881
Polyus Gold International Ltd. GDR (Russia) (a)	244,244	757,156
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	9,100	880,152
Rio Tinto Ltd.	19,122	1,119,547
Silver Wheaton Corp.	25,000	736,250
Teck Resources Ltd. Class B	1,240	36,196

		22,630,231

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 0.3%
Canon, Inc.	22,555	$1,021,111
Xerox Corp.	61,067	425,637

		1,446,748

Oil & Gas — 7.1%
Anadarko Petroleum Corp.	11,940	752,817
Apache Corp.	7,400	593,776
BG Group PLC	93,300	1,776,647
BP PLC	101,198	606,976
BP PLC Sponsored ADR (United Kingdom)	20,800	750,256
Canadian Natural Resources Ltd.	17,800	521,006
Cenovus Energy, Inc.	500	15,355
Cenovus Energy, Inc.	3,800	117,021
Chevron Corp.	37,563	3,475,329
Cimarex Energy Co.	700	38,990
ConocoPhillips	23,631	1,496,315
Daylight Energy Ltd.	54,620	276,253
Devon Energy Corp.	13,701	759,583
Eni SpA	53,120	933,342
EOG Resources, Inc.	5,300	376,353
Exxon Mobil Corp.	82,834	6,016,233
Helmerich & Payne, Inc.	1,100	44,660
Hess Corp.	14,322	751,332
Inpex Corp.	167	1,029,122
KazMunaiGas Exploration Production GDR (Kazakhstan) (c)	39,400	575,891
Marathon Oil Corp.	23,681	511,036
Marathon Petroleum Corp.	26,690	722,231
Murphy Oil Corp.	900	39,744
Noble Corp. (a)	1,500	44,025
Occidental Petroleum Corp.	23,638	1,690,117
OGX Petroleo e Gas Participacoes SA (a)	23,800	145,566
Petroleo Brasileiro SA Sponsored ADR (Brazil)	129,827	2,690,015
PTT Public Co. Ltd.	37,749	315,739
QEP Resources, Inc.	23,900	646,973
Quicksilver Resources, Inc. (a)	60,800	460,864
Reliance Industries Ltd.	31,020	503,541
Repsol YPF SA	14,700	387,314
Rosneft Oil Co. GDR (Russia) (c)	75,700	444,738
Royal Dutch Shell PLC ADR (United Kingdom)	12,924	795,085
SM Energy Co.	11,784	714,700
Statoil ASA	25,570	546,350
Suncor Energy, Inc.	20,805	531,293
Talisman Energy, Inc.	18,100	222,472
Total SA	23,461	1,034,411
Total SA Sponsored ADR (France)	23,600	1,035,332
Tupras Turkiye Petrol Rafine	12,600	259,581
Valero Energy Corp.	24,935	443,344
Vallares PLC (a) (b)	34,600	536,855

	Number of Shares	Value
Whiting Petroleum Corp. (a)	19,200	$673,536
Woodside Petroleum Ltd.	6,400	198,131

		36,500,250

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	5,400	249,264
Complete Production Services, Inc. (a)	10,625	200,281
Halliburton Co.	25,300	772,156
National Oilwell Varco, Inc.	23,200	1,188,304
Oceaneering International, Inc.	1,600	56,544
Schlumberger Ltd.	26,105	1,559,252
Technip SA	2,370	189,666
Transocean Ltd.	11,000	525,140
Weatherford International Ltd. (a)	20,645	252,076

		4,992,683

Packaging & Containers — 0.1%
Ball Corp.	1,900	58,938
Crown Holdings, Inc. (a)	7,200	220,392

		279,330

Pharmaceuticals — 3.6%
Abbott Laboratories	22,650	1,158,321
AmerisourceBergen Corp.	12,902	480,857
Astellas Pharma, Inc.	7,570	285,581
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,200	53,232
Bayer AG	15,380	845,223
Bristol-Myers Squibb Co.	65,124	2,043,591
Cardinal Health, Inc.	1,677	70,233
Cephalon, Inc. (a)	4,900	395,430
Eli Lilly & Co.	8,500	314,245
Gilead Sciences, Inc. (a)	15,582	604,582
GlaxoSmithKline PLC ADR (United Kingdom)	1,900	78,451
Kyowa Hakko Kirin Co. Ltd.	40,210	447,713
Mead Johnson Nutrition Co. Class A	16,032	1,103,483
Medco Health Solutions, Inc. (a)	11,935	559,632
Merck & Co., Inc.	58,696	1,919,946
Mitsubishi Tanabe Pharma Corp.	16,100	298,459
Mylan, Inc. (a)	28,830	490,110
Novartis AG	15,170	846,631
Perrigo Co.	5,200	504,972
Pfizer, Inc.	138,268	2,444,578
Roche Holding AG	4,120	662,833
Sanofi ADR (France)	1,700	55,760
Sanofi	9,920	651,338
Shionogi & Co. Ltd.	17,160	253,967
Sinopharm Group Co.	182,300	475,873
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	30,485	1,134,652
Valeant Pharmaceuticals International, Inc.	6,000	222,720

		18,402,413

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.4%
El Paso Corp.	128,946	$2,253,976
The Williams Cos., Inc.	1,900	46,246

		2,300,222

Real Estate — 0.7%
AFI Development PLC, Class B (a)	12,300	5,341
Brookfield Asset Management, Inc. Class A	15,000	413,250
Capitaland Ltd.	212,500	396,141
Cheung Kong Holdings	27,300	292,252
Cyrela Brazil Realty SA	48,700	303,298
Global Logistic Properties Ltd. (a)	138,500	173,775
IRSA Inversiones y Representaciones SA Sponsored ADR (Argentina)	6,900	60,030
LSR Group GDR (Russia) (e)	77,400	249,228
Mitsui Fudosan Co. Ltd.	14,500	229,494
NTT Urban Development Corp.	100	72,593
The St. Joe Co. (a)	91,000	1,364,090

		3,559,492

Real Estate Investment Trusts (REITS) — 0.3%
The Link REIT	282,233	890,063
Nippon Building Fund, Inc.	12	124,039
Simon Property Group, Inc.	3,100	340,938

		1,355,040

Retail — 1.0%
American Eagle Outfitters, Inc.	44,800	525,056
Cie Financiere Richemont SA	5,200	230,832
Coach, Inc.	1,200	62,196
CVS Caremark Corp.	23,712	796,249
Limited Brands, Inc.	2,342	90,190
Macy’s, Inc.	1,900	50,008
McDonald’s Corp.	7,354	645,828
Ross Stores, Inc.	700	55,083
Shanghai Pharmaceuticals Holding Co. Ltd. (a)	135,700	289,857
Urban Outfitters, Inc. (a)	1,800	40,176
Wal-Mart Stores, Inc.	32,352	1,679,069
Walgreen Co.	1,600	52,624
Yamada Denki Co. Ltd.	4,800	335,125
Zhongsheng Group Holdings Ltd.	164,100	258,146

		5,110,439

Semiconductors — 1.1%
Altera Corp.	1,900	59,907
Analog Devices, Inc.	1,800	56,250
ASML Holding NV	7,100	246,712
Broadcom Corp. Class A (a)	8,532	284,031
Freescale Semiconductor Holdings I Ltd. (a)	43,300	477,599
Infineon Technologies AG	46,080	339,354
Intel Corp.	61,528	1,312,392
KLA-Tencor Corp.	1,500	57,420

	Number of Shares	Value
Lam Research Corp. (a)	1,200	$45,576
Marvell Technology Group Ltd. (a)	18,200	264,446
Rohm Co. Ltd.	6,260	325,358
Samsung Electronics Co. Ltd.	1,600	1,120,821
Taiwan Semiconductor Manufacturing Co. Ltd.	187,000	423,697
Texas Instruments, Inc.	20,234	539,236

		5,552,799

Shipbuilding — 0.0%
SembCorp Marine Ltd.	55,630	136,077

Software — 2.1%
Activision Blizzard, Inc.	82,700	984,130
Adobe Systems, Inc. (a)	8,800	212,696
Autodesk, Inc. (a)	1,700	47,226
BMC Software, Inc. (a)	1,600	61,696
CA, Inc.	43,149	837,522
Electronic Arts, Inc. (a)	23,713	484,931
Fidelity National Information Services, Inc.	1,296	31,519
Intuit, Inc. (a)	1,400	66,416
Microsoft Corp. (f)	182,071	4,531,747
Oracle Corp.	115,041	3,306,278

		10,564,161

Telecommunications — 6.5%
Amdocs Ltd. (a)	2,257	61,210
America Movil SAB de C.V. Sponsored ADR (Mexico)	27,000	596,160
American Tower Corp. Class A (a)	12,929	695,580
AT&T, Inc. (f)	109,434	3,121,058
Axiata Group	657,112	939,192
BCE, Inc.	1,500	56,190
BT Group PLC	245,400	657,825
CenturyTel, Inc.	20,319	672,965
China Mobile Ltd.	126,800	1,237,413
China Telecom Corp. Ltd. Class H	359,600	223,936
China Unicom Ltd.	141,200	288,677
Chunghwa Telecom Co. Ltd.	112,708	375,051
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	22,004	726,132
Cisco Systems, Inc.	124,062	1,921,720
Comverse Technology, Inc. (a)	26,467	186,063
Corning, Inc.	138,108	1,707,015
Deutsche Telekom AG	53,400	628,158
Deutsche Telekom AG Sponsored ADR (Germany)	3,000	35,190
Far EasTone Telecommunications Co. Ltd.	186,000	274,811
France Telecom SA	31,087	509,757
Harris Corp.	1,100	37,587
KDDI Corp.	131	899,719
KT Corp.	2,000	59,716
KT Corp. Sponsored ADR (Republic of Korea)	23,860	352,651

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetroPCS Communications, Inc. (a)	17,100	$148,941
Millicom International Cellular SA	800	80,118
MobileOne Ltd.	122,600	228,522
Motorola Mobility Holdings, Inc. (a)	11,300	426,914
Motorola Solutions, Inc.	7,457	312,448
NII Holdings, Inc. (a)	1,300	35,035
Nippon Telegraph & Telephone Corp.	18,970	911,712
NTT DoCoMo, Inc.	1,189	2,167,428
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,100	203,073
Polycom, Inc. (a)	25,850	474,864
Qualcomm, Inc.	45,345	2,205,127
Rogers Communications, Inc. Class B	1,700	58,192
Singapore Telecommunications Ltd.	285,228	688,656
SK Telecom Co. Ltd.	1,830	230,483
Swisscom AG	1,220	495,721
Telecom Argentina SA Sponsored ADR (Argentina)	2,200	40,986
Telecom Egypt	127,924	317,197
Telecom Italia SpA	137,080	148,848
Telecomunicacoes de Sao Paulo SA Sponsored ADR (Brazil)	49,860	1,318,797
Telefonica SA	39,660	760,334
Telefonica SA Sponsored ADR (Spain)	7,500	143,400
Telekom Austria AG	10,240	103,307
Telekom Malaysia	468,124	589,953
Telekomunikasi Indonesia Tbk PT	178,700	153,312
Telenor ASA	6,670	102,823
Telstra Corp. Ltd.	88,416	263,517
TELUS Corp.	4,100	200,911
Turk Telekomunikasyon AS	67,920	290,699
Turkcell Iletisim Hizmetleri AS (a)	30,754	139,478
Verizon Communications, Inc.	49,509	1,821,931
VimpelCom Ltd. Sponsored ADR (Bermuda)	31,200	297,336
Vodafone Group PLC	343,000	885,745
Vodafone Group PLC Sponsored ADR (United Kingdom)	26,200	672,030

		33,181,614

Textiles — 0.1%
Guinness Peat Group PLC	381,986	170,184
Kuraray Co. Ltd.	31,410	428,209

		598,393

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	17,127	443,418

Transportation — 1.1%
All America Latina Logistica SA	25,200	114,323
Asciano Group	159,800	219,954
Canadian Pacific Railway Ltd.	7,302	351,153
Canadian Pacific Railway Ltd.	7,862	379,033

	Number of Shares	Value
China South Locomotive and Rolling Stock Corp.	111,900	$39,507
Container Corp. of India Ltd.	1,260	24,975
East Japan Railway	21,953	1,332,976
Guangshen Railway Co. Ltd.	437,400	131,391
Mitsui O.S.K. Lines Ltd.	46,450	178,022
Novorossiysk Commercial Sea Port GDR (Russia) (c)	40,079	285,362
Ryder System, Inc.	1,200	45,012
Tianjin Port Development Holdings Ltd.	1,403,800	154,823
Union Pacific Corp.	22,202	1,813,237
Viterra, Inc.	12,500	122,984
West Japan Railway Co.	10,500	450,287

		5,643,039

Water — 0.1%
American Water Works Co., Inc.	10,977	331,286

TOTAL COMMON STOCK (Cost $341,471,051)		318,470,935

CONVERTIBLE PREFERRED STOCK — 0.1%
Agriculture — 0.0%
Bunge Ltd. 4.875%	1,100	101,200

Oil & Gas — 0.1%
SandRidge Energy, Inc. 7.000% (e)	2,500	265,000

Savings & Loans — 0.0%
Omnicare Capital Trust II 4.000%	4,900	197,274

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $510,886)		563,474

PREFERRED STOCK — 1.3%
Auto Manufacturers — 0.3%
General Motors Co. 4.750%	17,600	617,408
Volkswagen AG 1.580%	7,718	1,021,090

		1,638,498

Banks — 0.2%
HSBC Holdings PLC 8.000%	15,000	381,450
Itau Unibanco Holding SA 3.000%	21,900	338,357
UBS AG 9.375%	15,650	197,425
Wachovia Capital Trust IV 6.375%	1,375	34,444

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co. 7.500%	192	$198,347

		1,150,023

Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	15,208	401,643

Electric — 0.2%
PPL Corp. 8.750%	7,300	397,047
PPL Corp. 9.500%	8,000	443,200

		840,247

Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	24,544	741,835

Iron & Steel — 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A 2.860%	11,600	64,902

Mining — 0.2%
Vale SA Class A 7.260%	36,800	767,804

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500%	7,500	347,250

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	547,500

TOTAL PREFERRED STOCK (Cost $7,597,369)		6,499,702

TOTAL EQUITIES (Cost $349,579,306)		325,534,111

	Principal Amount
BONDS & NOTES — 27.4%

BANK LOANS — 0.4%
Mining — 0.1%
URBI SA, Term Loan FRN 0.444% 4/13/12	$430,000	423,550

Oil & Gas — 0.2%
Obsidian Natural Gas Trust Term Loan, FRN (Acquired 3/14/11, Cost $1,412,369) (d) 7.000% 11/02/15	1,199,936	1,199,936

	Principal Amount	Value
Telecommunications — 0.1%
Vodafone Americas Finance 2, Inc. Term Loan FRN 6.250% 8/11/15	$440,000	$437,800

TOTAL BANK LOANS (Cost $2,054,837)		2,061,286

CORPORATE DEBT — 7.8%
Agriculture — 0.1%
Wilmar International Ltd., Convertible 0.000% 12/18/12	400,000	479,000

Auto Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. (e) 8.000% 6/15/19	336,000	262,080
Chrysler Group LLC/CG Co-Issuer, Inc. (e) 8.250% 6/15/21	336,000	258,720
Hyundai Motor Manufacturing Czech (e) 4.500% 4/15/15	153,000	156,513

		677,313

Banks — 0.8%
BAC Capital Trust XI 6.625% 5/23/36	62,000	46,637
Bank of Ireland Mortgage Bank EUR (g) 3.250% 6/22/16	100,000	100,015
Bank of Ireland Mortgage Bank EUR (g) 4.625% 9/16/15	69,000	74,879
BBVA Bancomer SA/Texas (e) 6.500% 3/10/21	536,000	494,460
Export-Import Bank of Korea 4.125% 9/09/15	800,000	806,535
Hana Bank (e) 4.500% 10/30/15	137,000	137,765
Korea Development Bank 4.375% 8/10/15	519,000	530,536
Lloyds TSB Bank PLC STEP GBP (g) 13.000% 1/29/49	565,000	889,872
The Mie Bank Ltd., Convertible JPY (g) 1.000% 10/31/11	5,000,000	64,695
Swedish Export Credit TRY (g) 10.500% 9/29/15	410,600	246,373
UBS AG/Stamford CT 4.875% 8/04/20	839,000	807,868

		4,199,635

Biotechnology — 0.2%
Amylin Pharmaceuticals, Inc., Convertible 3.000% 6/15/14	388,000	345,320
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	556,000	635,230
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	118,000	134,225

		1,114,775

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.1%
Building Materials Corp. of America (e) 6.875% 8/15/18	$114,000	$110,580
Texas Industries, Inc. 9.250% 8/15/20	435,000	338,213

		448,793

Chemicals — 0.1%
CF Industries, Inc. 7.125% 5/01/20	167,000	190,171
Phibro Animal Health Corp. (e) 9.250% 7/01/18	54,000	52,785

		242,956

Coal — 0.2%
Bumi Investment Pte Ltd. (e) 10.750% 10/06/17	251,000	228,410
Consol Energy, Inc. 8.000% 4/01/17	695,000	726,275

		954,685

Commercial Services — 0.0%
The Hertz Corp. 7.500% 10/15/18	85,000	81,175

Computers — 0.1%
SunGard Data Systems, Inc. 7.375% 11/15/18	285,000	265,050

Cosmetics & Personal Care — 0.0%
Alberto-Culver Co. 5.150% 6/01/20	90,000	105,189

Diversified Financial — 0.6%
Ally Financial, Inc. 4.500% 2/11/14	947,000	866,505
Credit Suisse Group Guernsey I Ltd. VRN (c) 7.875% 2/24/41	310,000	279,000
Credit Suisse/Nassau IDR (g) 10.250% 7/17/22	2,514,870,000	349,049
Ford Motor Credit Co. LLC 6.625% 8/15/17	116,000	120,792
Ford Motor Credit Co. LLC 7.000% 4/15/15	100,000	105,000
HSBC Finance Corp. (e) 6.676% 1/15/21	110,000	108,110
Hyundai Capital Services, Inc. (e) 4.375% 7/27/16	200,000	202,386
Morgan Stanley 3.800% 4/29/16	320,000	295,018
TNK-BP Finance SA (e) 6.625% 3/20/17	386,000	383,105
TNK-BP Finance SA (e) 7.500% 7/18/16	200,000	207,524

		2,916,489

	Principal Amount	Value
Electric — 0.2%
Calpine Corp. (e) 7.500% 2/15/21	$80,000	$76,400
Calpine Corp. (e) 7.875% 7/31/20	184,000	177,560
Empresa Distribuidora Y Comercializadora Norte (e) 9.750% 10/25/22	80,000	67,200
Korea Electric Power Corp. (c) 5.125% 4/23/34	508,000	532,848
Korea Electric Power Corp. STEP 7.950% 4/01/96	409,000	297,344
NRG Energy, Inc. 8.250% 9/01/20	109,000	103,005

		1,254,357

Electrical Components & Equipment — 0.3%
Suzlon Energy Ltd., Convertible 0.000% 6/12/12	325,000	399,750
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	587,640
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	399,319

		1,386,709

Foods — 0.2%
Olam International Ltd., Convertible 6.000% 10/15/16	700,000	781,900

Forest Products & Paper — 0.1%
Sino-Forest Corp., Convertible (c) 5.000% 8/01/13	47,000	12,220
Sino-Forest Corp., Convertible (Acquired 12/02/09, Cost $1,082,093), Convertible (d) (e) 5.000% 8/01/13	283,000	73,580
TFS Corp. Ltd. (e) 11.000% 7/15/18	600,000	602,442

		688,242

Health Care – Products — 0.2%
DJO Finance LLC / DJO Finance Corp. (e) 9.750% 10/15/17	48,000	40,080
Hologic, Inc. Convertible STEP 2.000% 12/15/37	923,000	954,151
SonoSite, Inc., Convertible 3.750% 7/15/14	74,000	77,885

		1,072,116

Health Care – Services — 0.3%
Bio City Development Co. B.V (e) 8.000% 7/06/18	1,400,000	1,400,000
DaVita, Inc. 6.375% 11/01/18	169,000	162,240

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DaVita, Inc. 6.625% 11/01/20	$150,000	$144,000

		1,706,240

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (c) 4.625% 9/11/15	465,000	484,092
Hutchison Whampoa International Ltd. (e) 4.625% 9/11/15	265,000	275,880
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (d) (e) 5.500% 11/13/14	618,000	593,280

		1,353,252

Iron & Steel — 0.1%
Evraz Group SA (c) 8.250% 11/10/15	100,000	96,250
Evraz Group SA (e) 9.500% 4/24/18	200,000	194,000
Tata Steel Ltd., Convertible 1.000% 9/05/12	300,000	357,000

		647,250

Media — 0.0%
Nara Cable Funding Ltd. EUR (e) (g) 8.875% 12/01/18	100,000	108,520
Ono Finance II PLC (e) 10.875% 7/15/19	153,000	107,100

		215,620

Mining — 0.0%
Anglo American PLC, Convertible (c) 4.000% 5/07/14	100,000	137,550

Oil & Gas — 0.8%
China Petroleum & Chemical Corp., Convertible HKD (g) 0.000% 4/24/14	5,300,000	735,034
Daylight Energy Ltd. CAD (g) 6.250% 12/31/14	232,000	207,602
Essar Energy PLC, Convertible 4.250% 2/01/16	500,000	319,550
Linn Energy LLC/Linn Energy Finance Corp. 7.750% 2/01/21	287,000	287,000
OGX Petroleo e Gas Participacoes SA (e) 8.500% 6/01/18	650,000	581,750
Pemex Project Funding Master Trust 6.625% 6/15/35	206,000	220,935
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	900,000	720,000
Petroleos Mexicanos 6.000% 3/05/20	303,000	331,482

	Principal Amount	Value
Petroleum Co. of Trinidad & Tobago Ltd. (e) 9.750% 8/14/19	$130,000	$153,725
Reliance Holdings USA, Inc. (e) 4.500% 10/19/20	323,000	296,379
SM Energy Co., Convertible 3.500% 4/01/27	292,000	354,780

		4,208,237

Oil & Gas Services — 0.0%
Acergy SA, Convertible 2.250% 10/11/13	100,000	108,800

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	60,445

Pharmaceuticals — 0.2%
Capsugel Finance Co. SCA EUR (e) (g) 9.875% 8/01/19	100,000	124,597
Hypermarcas SA (e) 6.500% 4/20/21	213,000	193,830
Mylan, Inc., Convertible 3.750% 9/15/15	487,000	706,150
Valeant Pharmaceuticals International (e) 6.750% 10/01/17	113,000	104,101

		1,128,678

Real Estate — 1.0%
CapitaLand Ltd., Convertible SGD (g) 2.100% 11/15/16	750,000	561,217
CapitaLand Ltd., Convertible SGD (g) 2.950% 6/20/22	1,750,000	1,259,414
CapitaLand Ltd., Convertible SGD (g) 3.125% 3/05/18	1,750,000	1,356,003
Keppel Land Ltd., Convertible SGD (g) 2.500% 6/23/13	200,000	150,929
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (d) (e) 7.500% 12/20/15	500,000	473,750
Yanlord Land Group Ltd. (e) 9.500% 5/04/17	377,000	245,050
Yanlord Land Group Ltd., Convertible SGD (g) 5.850% 7/13/14	500,000	367,638
Ying Li International Real Estate Ltd., Convertible SGD (g) 4.000% 3/03/15	750,000	504,626

		4,918,627

Savings & Loans — 1.1%
Aldar Funding Ltd., Convertible 5.767% 11/10/11	223,000	221,216
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,527,576

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IOI Capital Bhd, Convertible 0.000% 12/18/11	$449,000	$527,126
Odebrecht Drilling Norbe VIII/IX Ltd. (e) 6.350% 6/30/21	440,000	435,600
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	291,900
Zeus Cayman II JPY (c) (g) 0.010% 8/18/16	28,000,000	348,216
Zeus Cayman, Convertible JPY (g) 0.000% 8/19/13	106,000,000	1,358,766

		5,710,400

Semiconductors — 0.2%
Advanced Micro Devices, Inc. 8.125% 12/15/17	142,000	142,000
Advanced Micro Devices, Inc., Convertible 6.000% 5/01/15	780,000	762,450
Lam Research Corp., Convertible (e) 1.250% 5/15/18	86,000	79,657

		984,107

Software — 0.1%
Electronic Arts, Inc., Convertible (e) 0.750% 7/15/16	469,000	450,240

Telecommunications — 0.2%
EH Holding Corp. (e) 6.500% 6/15/19	56,000	53,900
EH Holding Corp. (e) 7.625% 6/15/21	103,000	99,138
Intelsat Jackson Holdings SA (e) 7.500% 4/01/21	442,000	411,060
SBA Communications Corp., Convertible 1.875% 5/01/13	150,000	155,625
SBA Communications Corp., Convertible 4.000% 10/01/14	100,000	129,375

		849,098

Transportation — 0.2%
Inversiones Alsacia SA (e) 8.000% 8/18/18	566,000	487,660
Viterra, Inc. (e) 5.950% 8/01/20	382,000	405,419

		893,079

TOTAL CORPORATE DEBT (Cost $41,106,725)		40,040,007

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Commercial MBS — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (e) 1.979% 11/15/15	742,189	661,372

	Principal Amount	Value
Other ABS — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB 12/15/17	$100,000	$56,000

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $670,379)		717,372

SOVEREIGN DEBT OBLIGATIONS — 10.6%
Australia Government Bond AUD (g) 4.750% 11/15/12	1,731,000	1,693,213
Australia Government Bond AUD (g) 5.500% 12/15/13	1,600,000	1,609,788
Australia Government Bond AUD (g) 5.750% 4/15/12	1,731,000	1,689,478
Australia Government Bond AUD (g) 5.750% 5/15/21	2,462,000	2,666,755
Bank Negara Malaysia Monetary Notes (Acquired 9/19/11, Cost $1,667,859) MYR (d) 0.010% 3/01/12	5,200,000	1,608,223
Brazil Notas do Tesouro Nacional Serie B BRL (g) 6.000% 5/15/15	1,187,000	1,346,350
Brazil Notas do Tesouro Nacional Serie F BRL (g) 10.000% 1/01/21	4,815,000	2,332,048
Bundesrepublik Deutschland EUR (g) 3.500% 7/04/19	3,264,000	4,974,005
Canadian Government Bond CAD (g) 3.500% 6/01/20	792,000	842,434
Canadian Government Bond CAD (g) 4.000% 6/01/16	645,000	689,237
Hong Kong Government Bond HKD (g) 1.670% 3/24/14	1,800,000	239,254
Hong Kong Government Bond HKD (g) 1.690% 12/22/14	2,700,000	360,544
Hong Kong Government Bond HKD (g) 2.030% 3/18/13	11,800,000	1,556,093
Hong Kong Government Bond HKD (g) 3.510% 12/08/14	5,400,000	762,019
Hong Kong Government Bond HKD (g) 4.130% 2/22/13	3,700,000	501,703
Hong Kong Treasury Bill HKD (g) 0.010% 10/12/11	13,500,000	1,733,536
Malaysia Government Bond MYR (g) 2.509% 8/27/12	7,145,000	2,230,619
Malaysia Government Bond MYR (g) 3.461% 7/31/13	4,116,000	1,297,349
Mexico Cetes MXN (g) 2/09/12	13,180,100	935,667
New Zealand Government Bond NZD (g) 6.492% 2/15/16	216,000	274,549

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Poland Government Bond PLN (g) 3.000% 8/24/16	$2,309,114	$705,670
Republic of Brazil BRL (g) 10.000% 1/01/17	8,742,000	4,371,103
Republic of Germany EUR (g) 4.250% 7/04/17	4,156,000	6,472,578
Singapore Treasury Bill SGD (g) 0.218% 10/20/11	1,287,000	983,907
Socialist Republic of Vietnam (c) 6.750% 1/29/20	100,000	98,000
Turkey Government Bond TRY (g) 4.000% 4/01/20	581,380	331,609
Turkey Government Bond TRY (g) 10.000% 1/09/13	277,000	152,630
Turkey Government Bond TRY (g) 10.500% 1/15/20	2,043,000	1,175,187
Ukraine Government Bond (e) 6.875% 9/23/15	113,000	103,960
Ukraine Government Bond (e) 7.750% 9/23/20	301,000	270,900
United Kingdom Gilt GBP (g) 4.000% 9/07/16	1,765,000	3,096,605
United Kingdom Gilt GBP (g) 4.750% 3/07/20	3,666,170	6,861,005
Vietnam Government International Bond (c) 6.750% 1/29/20	100,000	98,000

		54,064,018

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $55,431,874)		54,064,018

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds & Notes — 8.5%
U.S. Treasury Note 0.625% 7/31/12	2,055,500	2,063,369
U.S. Treasury Note 1.375% 9/30/18	698,100	694,746
U.S. Treasury Note 2.250% 1/31/15	5,766,000	6,095,743
U.S. Treasury Note 2.250% 3/31/16	5,605,300	5,958,915
U.S. Treasury Note 2.375% 2/28/15	4,225,000	4,486,422
U.S. Treasury Note 2.500% 3/31/15	4,893,000	5,223,086
U.S. Treasury Note 2.625% 12/31/14	795,300	849,480
U.S. Treasury Note 2.625% 8/15/20	7,106,900	7,612,712
U.S. Treasury Note (h) 3.500% 5/15/20	9,262,600	10,609,295

		43,593,768

		Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,985,561)		$43,593,768

TOTAL BONDS & NOTES (Cost $140,249,376)		140,476,451

	Number of Shares
MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
BlackRock Liquidity Funds TempFund Portfolio	168,022	168,022
Dragon Capital — Vietnam Enterprise Investments Ltd. (a)	36,880	87,774
Energy Select Sector SPDR Fund	30,351	1,778,265
Market Vectors — Gold Miners ETF	193,805	10,696,098
Vinaland Ltd. (a)	164,740	110,207

		12,840,366

TOTAL MUTUAL FUNDS (Cost $11,918,223)		12,840,366

	Units
PURCHASED OPTIONS — 0.4%
Diversified Financial — 0.5%
DAXKI Index, Call, Expires 9/21/12, Strike 3,319.87	210	52,031
IBOV Index, Put, Expires 2/15/12, Strike 52,978.00	12	52,235
Market Vectors Gold Miners, Call, Expires 10/22/11, Strike 64.00	12,500	4,815
Market Vectors Gold Miners, Put, Expires 1/21/12, Strike 50.00	32,000	107,200
MXEUG Index, Call, Expires 7/12/12, Strike 99.43	18,208	21,271
MXEUG Index, Call, Expires 9/21/12, Strike 86.70	8,778	48,787
MXEUG Index, Call, Expires 06/15/12, Strike 102.90	6,006	4,061
MXEUG Index, Call, Expires 06/15/12, Strike 104.71	12,845	7,579
Russell 2000 Index, Put, Expires 12/16/11, Strike 662.24	1,447	94,812
Russell 2000 Index, Put, Expires 12/30/11, Strike 664.34	1,261	88,897
Russell 2000 Index, Put, Expires 3/16/12, Strike 641.52	1,538	117,395
S&P 500 Index, Call, Expires 2/10/12, Strike 1,373.88	1,874	14,446
S&P 500 Index, Call, Expires 2/24/12, Strike 1,282.00	295	9,769
S&P 500 Index, Call, Expires 2/24/12, Strike 1,355.00	554	6,852
S&P 500 Index, Put, Expires 10/22/11, Strike 1,100.00	3,400	111,520

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 10/22/11, Strike 1,110.00	6,100	$216,550
S&P 500 Index, Put, Expires 10/22/11, Strike 1,120.00	1,600	63,632
S&P 500 Index, Put, Expires 10/22/11, Strike 1,130.00	2,200	97,900
S&P 500 Index, Put, Expires 10/22/11, Strike 1,140.00	2,200	107,800
S&P 500 Index, Put, Expires 10/22/11, Strike 1,150.00	2,100	112,875
S&P 500 Index, Put, Expires 11/19/11, Strike 1,050.00	4,500	164,250
S&P 500 Index, Put, Expires 11/19/11, Strike 1,075.00	1,000	39,200
S&P 500 Index, Put, Expires 11/19/11, Strike 1,100.00	8,400	436,800
S&P 500 Index, Put, Expires 11/19/11, Strike 1,125.00	1,000	59,800
S&P 500 Index, Put, Expires 11/19/11, Strike 1,150.00	1,000	73,600
Taiwan Taiex Index, Call, Expires 03/20/13, Strike 8,818.93	1,830	17,237
Taiwan Taiex Index, Call, Expires 06/19/13, Strike 8,807.55	1,845	22,915
Taiwan Taiex Index, Call, Expires 09/18/13, Strike 8,807.55	922	9,533
Taiwan Taiex Index, Call, Expires 09/19/12, Strike 9,047.46	2,692	12,762
Taiwan Taiex Index, Call, Expires 09/19/12, Strike 9,041.74	1,837	7,256
Taiwan TWSE Index, Call, Expires 09/18/13, Strike 8,646.24	1,564	12,058
Taiwan TWSE Index, Call, Expires 12/18/13, Strike 8,646.11	3,125	23,799
Topix Index, Call, Expires 6/8/12, Strike 825.00	157,339	53,142
Topix Index, Call, Expires 6/8/12, Strike 825.55	138,393	45,323
USD Call Euro Put, Call, Expires 12/19/11, Strike 1.30	1,568,200	30,751
USD Call Euro Put, Put, Expires 9/30/11, Strike 1.30	1,403,000	2
Wells Fargo & Co., Call, Expires 10/22/11, Strike 28.00	22,000	3,301

		2,352,156

TOTAL PURCHASED OPTIONS (Cost $2,536,935)		2,352,156

STRUCTURED OPTIONS (OVER THE COUNTER TRADED) — (0.1)%
Diversified Financial — (0.1)%
S&P 500 Index, Expires 10/10/11, Broker Citigroup (i)	442	45,317

	Units	Value
S&P 500 Index, Expires 3/16/12, Broker JP Morgan Chase Bank (j)	1,461	$(140,545)
Taiwan Taiex Index, Expires 12/21/11, Broker Citigroup (k)	2,765	(116,946)
Taiwan Taiex Index, Expires 12/19/12, Broker Citigroup (l)	1,731	(51,376)
Taiwan Taiex Index, Expires 12/19/12, Broker Citigroup (m)	1,945	(67,142)

		(330,692)

TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $0)		(330,692)

	Number of Shares
WARRANTS — 0.0%
Auto Manufacturers — 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	98,942

Insurance — 0.0%
TFS Corp. Ltd., Expires 07/15/18 (a) (b)	222,000	-

Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	7,909

TOTAL WARRANTS (Cost $257,223)		106,851

TOTAL LONG-TERM INVESTMENTS (Cost $504,541,063)		480,979,243

	Principal Amount
SHORT-TERM INVESTMENTS — 5.7%
U.S. Treasury Bills — 5.7%
U.S. Treasury Bill 0.010% 11/10/11	$2,000,000	1,999,978
U.S. Treasury Bill 0.010% 1/26/12	3,030,000	3,029,971
U.S. Treasury Bill 0.010% 2/02/12	6,735,000	6,734,768
U.S. Treasury Bill 0.010% 2/09/12	1,300,000	1,299,976
U.S. Treasury Bill 0.010% 2/23/12	800,000	799,958
U.S. Treasury Bill 0.010% 3/01/12	6,000,000	5,999,652
U.S. Treasury Bill 0.010% 3/08/12	4,200,000	4,199,248

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.010% 3/15/12	$4,070,000	$4,069,839
U.S. Treasury Bill 0.010% 3/22/12	940,000	939,932

		29,073,322

TOTAL SHORT-TERM INVESTMENTS (Cost $29,073,322)		29,073,322

TOTAL INVESTMENTS — 99.7% (Cost $533,614,385) (n)		510,052,565

Other Assets/(Liabilities) — 0.3%		1,398,962

NET ASSETS — 100.0%		$511,451,527

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $4,339,893 or 0.85% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $4,031,081 or 0.79% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $12,526,066 or 2.45% of net assets.
(f)	These securities are held as collateral for written options. (Note 2).
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	Citigroup S&P 500 Structured Option is issued in units. Each unit represents a structure based on the S&P 500 Index. Each unit contains (a) one written put on the index at a strike price of 1,130.08, (b) one written call option on the index with a strike of 1,403.95 and (c) one put on the index at a strike price of 1,263.03. The Fund holds 442 units of the structure. On September 30, 2011, the S&P 500 Index was 1,131.42. At this time, the value of the structured option was $45,317 based on a price of $102.53 per unit. The option expires on October 10, 2011.
(j)	JP Morgan S&P 500 Structured Option is issued in units. Each unit represents a structure based on the S&P 500 Index, with an initial reference strike of 1,300.35. Each unit contains (a) one written put on the index at a strike price of 1,131.30 and (b) one call option on the index with a strike of 1,379.67. The Fund holds 1,461 units of the structure. On September 30, 2011, the S&P 500 Index was 1,131.42. At this time, the value of the structured option was $(140,545) based on a price of $(96.20) per unit. The option expires on March 16, 2012.
(k)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 8,400 and (b) 1.35 call options on the index with a strike of 9,000. The Fund holds 2,765 units of the structure. On September 30, 2011, the Taiex Index was TWD 7,225.38. At this time, the value of the structured option was $(116,946) based on a price of $(42.30) per unit. The option expires on December 21, 2011.
(l)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of USD 243.40 and (b) 1.35 call options on the index with a strike of USD 290.80. The Fund holds 1,731 units of the structure. On September 30, 2011, the Taiex Index was TWD 7,225.38. At this time, the value of the structured option was $(51,376) based on a price of $(29.68) per unit. The option expires on December 19, 2012.
(m)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 7,345.41 and (b) 1.45 call options on the index with a strike of 8,775.88. The Fund holds 1,945 units of the structure. On September 30, 2011, the Taiex Index was TWD 7,225.38. At this time, the value of the structured option was $(67,142) based on a price of $(34.52) per unit. The option expires on December 19, 2012.
(n)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Advertising — 0.6%
Omnicom Group, Inc.	44,229	$1,629,396

Aerospace & Defense — 2.4%
General Dynamics Corp.	10,800	614,412
L-3 Communications Holdings, Inc.	2,300	142,531
Lockheed Martin Corp.	7,700	559,328
Northrop Grumman Corp.	48,073	2,507,488
Raytheon Co.	7,900	322,873
United Technologies Corp.	27,800	1,956,008

		6,102,640

Agriculture — 0.7%
Altria Group, Inc.	47,100	1,262,751
Reynolds American, Inc.	16,600	622,168

		1,884,919

Auto Manufacturers — 0.4%
General Motors Co. (a)	50,910	1,027,364

Automotive & Parts — 0.8%
The Goodyear Tire & Rubber Co. (a)	84,690	854,522
Johnson Controls, Inc.	39,959	1,053,719

		1,908,241

Banks — 6.8%
Bank of America Corp.	189,017	1,156,784
Bank of New York Mellon Corp.	61,542	1,144,066
BB&T Corp.	16,500	351,945
BOK Financial Corp.	1,700	79,713
Capital One Financial Corp.	11,000	435,930
Commerce Bancshares, Inc.	2,100	72,975
Cullen/Frost Bankers, Inc.	600	27,516
Fifth Third Bancorp	147,851	1,493,295
PNC Financial Services Group, Inc.	55,323	2,666,015
State Street Corp.	66,295	2,132,047
U.S. Bancorp	116,051	2,731,841
Wells Fargo & Co.	205,468	4,955,888

		17,248,015

Beverages — 2.0%
Coca-Cola Enterprises, Inc.	84,146	2,093,553
Constellation Brands, Inc. Class A (a)	6,000	108,000
Dr. Pepper Snapple Group, Inc.	4,900	190,022
Molson Coors Brewing Co. Class B	1,700	67,337
PepsiCo, Inc.	40,899	2,531,648

		4,990,560

Biotechnology — 1.2%
Amgen, Inc.	54,118	2,973,784

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,800	60,704

	Number of Shares	Value
Chemicals — 1.3%
Air Products & Chemicals, Inc.	20,859	$1,593,002
Albemarle Corp.	2,000	80,800
Ashland, Inc.	1,700	75,038
Celanese Corp. Series A	1,700	55,301
CF Industries Holdings, Inc.	800	98,712
E.I. du Pont de Nemours & Co.	17,000	679,490
Eastman Chemical Co.	1,700	116,501
LyondellBasell Industries NV Class A	6,000	146,580
PPG Industries, Inc.	3,500	247,310
RPM International, Inc.	3,700	69,190
The Valspar Corp.	2,700	84,267
Westlake Chemical Corp.	700	23,996

		3,270,187

Coal — 0.3%
CONSOL Energy, Inc.	24,139	819,036

Commercial Services — 0.6%
Apollo Group, Inc. Class A (a)	1,400	55,454
DeVry, Inc.	1,500	55,440
Donnelley (R.R.) & Sons Co.	4,600	64,952
H&R Block, Inc.	6,800	90,508
McKesson Corp.	12,000	872,400
Quanta Services, Inc. (a)	4,500	84,555
Western Union Co.	13,900	212,531

		1,435,840

Computers — 2.6%
Apple, Inc. (a)	3,369	1,284,196
Dell, Inc. (a)	41,000	580,150
International Business Machines Corp.	26,900	4,708,307
Seagate Technology PLC	5,500	56,540

		6,629,193

Distribution & Wholesale — 0.0%
Ingram Micro, Inc. Class A (a)	5,600	90,328

Diversified Financial — 6.5%
American Express Co.	28,700	1,288,630
Ameriprise Financial, Inc.	45,580	1,794,029
BlackRock, Inc.	1,800	266,418
CIT Group, Inc. (a)	4,800	145,776
Citigroup, Inc.	73,641	1,886,682
Discover Financial Services	101,816	2,335,659
Franklin Resources, Inc.	4,900	468,636
JP Morgan Chase & Co.	214,133	6,449,686
Legg Mason, Inc.	61,458	1,580,085
The NASDAQ OMX Group, Inc. (a)	4,500	104,130
Raymond James Financial, Inc.	5,100	132,396

		16,452,127

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric — 4.9%
The AES Corp. (a)	17,200	$167,872
Alliant Energy Corp.	2,800	108,304
Ameren Corp.	5,100	151,827
American Electric Power Co., Inc.	10,100	384,002
Calpine Corp. (a)	143,015	2,013,651
DTE Energy Co.	6,000	294,120
Duke Energy Corp.	33,500	669,665
Edison International	68,331	2,613,661
Entergy Corp.	1,800	119,322
Exelon Corp.	6,100	259,921
Integrys Energy Group, Inc.	2,000	97,240
MDU Resources Group, Inc.	4,200	80,598
NextEra Energy, Inc.	8,100	437,562
NRG Energy, Inc. (a)	5,300	112,413
NV Energy, Inc.	9,600	141,216
OGE Energy Corp.	2,900	138,591
Pepco Holdings, Inc.	4,800	90,816
Pinnacle West Capital Corp.	1,100	47,234
PPL Corp.	72,134	2,058,705
Public Service Enterprise Group, Inc.	57,771	1,927,818
SCANA Corp.	2,700	109,215
TECO Energy, Inc.	5,800	99,354
Westar Energy, Inc.	3,200	84,544
Wisconsin Energy Corp.	5,200	162,708

		12,370,359

Electrical Components & Equipment — 0.1%
Hubbell, Inc. Class B	1,300	64,402
Molex, Inc.	3,600	73,332

		137,734

Electronics — 0.2%
Agilent Technologies, Inc. (a)	2,800	87,500
Arrow Electronics, Inc. (a)	4,800	133,344
Avnet, Inc. (a)	6,100	159,088

		379,932

Engineering & Construction — 0.1%
KBR, Inc.	3,500	82,705
URS Corp. (a)	1,700	50,422

		133,127

Foods — 2.1%
Campbell Soup Co.	3,200	103,584
ConAgra Foods, Inc.	9,100	220,402
Corn Products International, Inc.	2,500	98,100
The J.M. Smucker Co.	3,200	233,248
Kellogg Co.	38,219	2,032,869
The Kroger Co.	14,200	311,832
Sara Lee Corp.	102,196	1,670,904
Smithfield Foods, Inc. (a)	3,700	72,150
Sysco Corp.	13,000	336,700
Tyson Foods, Inc. Class A	8,500	147,560

		5,227,349

	Number of Shares	Value
Forest Products & Paper — 0.4%
AbitibiBowater, Inc. (a)	40,139	$602,085
Domtar Corp.	1,200	81,804
International Paper Co.	9,800	227,850
MeadWestvaco Corp.	6,800	167,008

		1,078,747

Gas — 0.3%
Atmos Energy Corp.	2,700	87,615
Energen Corp.	2,800	114,492
NiSource, Inc.	6,200	132,556
Sempra Energy	5,000	257,500
UGI Corp.	2,400	63,048

		655,211

Hand & Machine Tools — 0.7%
Kennametal, Inc.	1,600	52,384
Snap-on, Inc.	600	26,640
Stanley Black & Decker, Inc.	33,253	1,632,722

		1,711,746

Health Care – Products — 3.7%
Baxter International, Inc.	12,600	707,364
Becton, Dickinson & Co.	5,400	395,928
Boston Scientific Corp. (a)	34,300	202,713
Covidien PLC	58,602	2,584,348
Johnson & Johnson	34,300	2,185,253
Medtronic, Inc.	71,071	2,362,400
St. Jude Medical, Inc.	7,300	264,187
Stryker Corp.	3,600	169,668
Zimmer Holdings, Inc. (a)	9,200	492,200

		9,364,061

Health Care – Services — 3.3%
Aetna, Inc.	12,100	439,835
AMERIGROUP Corp. (a)	1,100	42,911
CIGNA Corp.	8,100	339,714
Coventry Health Care, Inc. (a)	4,100	118,121
HCA Holdings, Inc. (a)	56,556	1,140,169
Health Net, Inc. (a)	2,700	64,017
Humana, Inc.	5,000	363,650
Laboratory Corporation of America Holdings (a)	3,300	260,865
Quest Diagnostics, Inc.	3,800	187,568
UnitedHealth Group, Inc.	91,501	4,220,026
Universal Health Services, Inc. Class B	900	30,600
WellPoint, Inc.	17,300	1,129,344

		8,336,820

Holding Company – Diversified — 0.1%
Leucadia National Corp.	5,900	133,812

Home Builders — 0.1%
D.R. Horton, Inc.	7,400	66,896
Lennar Corp. Class A	3,700	50,098

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toll Brothers, Inc. (a)	4,300	$62,049

		179,043

Household Products — 0.0%
Jarden Corp.	900	25,434

Insurance — 4.7%
ACE Ltd.	8,100	490,860
Alleghany Corp. (a)	200	57,700
The Allstate Corp.	5,100	120,819
American Financial Group, Inc.	6,200	192,634
Arch Capital Group Ltd. (a)	10,200	333,285
Assurant, Inc.	1,000	35,800
The Chubb Corp.	18,000	1,079,820
Everest Re Group Ltd.	1,400	111,132
Fidelity National Financial, Inc. Class A	2,200	33,396
HCC Insurance Holdings, Inc.	3,900	105,495
Loews Corp.	25,900	894,845
Markel Corp. (a)	500	178,565
MetLife, Inc.	60,355	1,690,544
Principal Financial Group, Inc.	7,600	172,292
The Progressive Corp.	38,100	676,656
Reinsurance Group of America, Inc. Class A	2,300	105,685
RenaissanceRe Holdings Ltd.	3,300	210,540
Torchmark Corp.	6,900	240,534
The Travelers Cos., Inc.	49,558	2,414,961
Unum Group	104,022	2,180,301
Validus Holdings Ltd.	2,400	59,808
W.R. Berkley Corp.	5,000	148,450
XL Group PLC	10,700	201,160

		11,735,282

Internet — 1.8%
AOL, Inc. (a)	59,359	712,308
eBay, Inc. (a)	58,591	1,727,849
IAC/InterActiveCorp (a)	5,700	225,435
Liberty Media Corp.-Interactive Class A (a)	110,981	1,639,189
Yahoo!, Inc. (a)	10,100	132,916

		4,437,697

Iron & Steel — 0.1%
Nucor Corp.	3,300	104,412
Reliance Steel & Aluminum Co.	2,100	71,421

		175,833

Lodging — 0.2%
Hyatt Hotels Corp. Class A (a)	3,800	119,206
Wyndham Worldwide Corp.	13,900	396,289

		515,495

Machinery – Diversified — 1.0%
AGCO Corp. (a)	2,500	86,425
Cummins, Inc.	4,400	359,304

	Number of Shares	Value
Deere & Co.	9,300	$600,501
Eaton Corp.	38,176	1,355,248
Flowserve Corp.	1,600	118,400
Rockwell Automation, Inc.	1,400	78,400

		2,598,278

Manufacturing — 5.2%
3M Co.	15,800	1,134,282
Cooper Industries PLC	28,543	1,316,403
Dover Corp.	1,900	88,540
General Electric Co.	468,328	7,137,319
Harsco Corp.	36,065	699,300
Honeywell International, Inc.	38,394	1,685,881
Illinois Tool Works, Inc.	6,000	249,600
ITT Corp.	5,000	210,000
Parker Hannifin Corp.	3,600	227,268
Tyco International Ltd.	10,400	423,800

		13,172,393

Media — 5.4%
CBS Corp. Class B	94,583	1,927,602
Comcast Corp. Class A	213,119	4,454,187
DIRECTV Class A (a)	30,244	1,277,809
DISH Network Corp. Class A (a)	9,400	235,564
News Corp. Class A	60,800	940,576
Time Warner, Inc.	40,800	1,222,776
Viacom, Inc. Class B	72,637	2,813,957
The Walt Disney Co.	18,600	560,976
The Washington Post Co. Class B	200	65,394

		13,498,841

Metal Fabricate & Hardware — 0.0%
The Timken Co.	2,000	65,640

Mining — 0.5%
Newmont Mining Corp.	3,900	245,310
Vulcan Materials Co.	34,402	948,119

		1,193,429

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	4,300	80,840

Oil & Gas — 9.8%
Chesapeake Energy Corp.	14,400	367,920
Chevron Corp.	87,569	8,101,884
ConocoPhillips	44,000	2,786,080
Devon Energy Corp.	9,400	521,136
Exxon Mobil Corp.	96,860	7,034,942
Helmerich & Payne, Inc.	1,100	44,660
Hess Corp.	45,304	2,376,648
Marathon Oil Corp.	15,700	338,806
Occidental Petroleum Corp.	16,300	1,165,450
Plains Exploration & Production Co. (a)	3,000	68,130
SM Energy Co.	24,033	1,457,601
Sunoco, Inc.	2,400	74,424
Tesoro Corp. (a)	1,500	29,205

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	12,600	$224,028

		24,590,914

Oil & Gas Services — 1.1%
National Oilwell Varco, Inc.	4,400	225,368
Schlumberger Ltd.	40,979	2,447,676
Tidewater, Inc.	1,100	46,255

		2,719,299

Packaging & Containers — 0.2%
Ball Corp.	8,100	251,262
Crown Holdings, Inc. (a)	4,100	125,501
Sonoco Products Co.	2,600	73,398

		450,161

Pharmaceuticals — 7.4%
Abbott Laboratories	25,300	1,293,842
Bristol-Myers Squibb Co.	111,383	3,495,199
Eli Lilly & Co.	23,000	850,310
Endo Pharmaceuticals Holdings, Inc. (a)	3,300	92,367
Forest Laboratories, Inc. (a)	12,800	394,112
Gilead Sciences, Inc. (a)	17,300	671,240
Merck & Co., Inc.	117,274	3,836,032
Pfizer, Inc.	316,614	5,597,735
Sanofi ADR (France)	67,432	2,211,770
Warner Chilcott PLC Class A (a)	5,400	77,220

		18,519,827

Pipelines — 1.1%
El Paso Corp.	157,830	2,758,868

Real Estate Investment Trusts (REITS) — 0.6%
Weyerhaeuser Co.	93,498	1,453,894

Retail — 3.9%
Advance Auto Parts, Inc.	600	34,860
Best Buy Co., Inc.	3,700	86,210
Big Lots, Inc. (a)	1,600	55,728
CarMax, Inc. (a)	2,400	57,240
CVS Caremark Corp.	99,907	3,354,877
Darden Restaurants, Inc.	3,900	166,725
Foot Locker, Inc.	3,300	66,297
GameStop Corp. Class A (a)	3,300	76,230
The Gap, Inc.	7,300	118,552
J.C. Penney Co., Inc.	5,000	133,900
Kohl’s Corp.	6,800	333,880
Lowe’s Cos., Inc.	12,600	243,684
Macy’s, Inc.	22,700	597,464
Sears Holdings Corp. (a)	1,300	74,776
Signet Jewelers Ltd. (a)	2,000	67,600
Target Corp.	6,700	328,568
Wal-Mart Stores, Inc.	70,800	3,674,520
Walgreen Co.	9,100	299,299

		9,770,410

	Number of Shares	Value
Savings & Loans — 0.0%
People’s United Financial, Inc.	3,300	$37,620

Semiconductors — 2.3%
Analog Devices, Inc.	6,700	209,375
Applied Materials, Inc.	173,223	1,792,858
Intel Corp.	118,600	2,529,738
KLA-Tencor Corp.	3,800	145,464
Lam Research Corp. (a)	2,800	106,344
Marvell Technology Group Ltd. (a)	6,100	88,633
Texas Instruments, Inc.	26,500	706,225
Xilinx, Inc.	5,900	161,896

		5,740,533

Software — 2.7%
CA, Inc.	21,800	423,138
Dun & Bradstreet Corp.	1,100	67,386
Fidelity National Information Services, Inc.	6,700	162,944
Fiserv, Inc. (a)	3,400	172,618
Microsoft Corp.	145,221	3,614,551
Oracle Corp.	85,523	2,457,931

		6,898,568

Telecommunications — 6.5%
Alcatel-Lucent Sponsored ADR (France) (a)	219,212	620,370
AT&T, Inc.	253,490	7,229,535
CenturyLink, Inc.	61,481	2,036,251
Cisco Systems, Inc.	157,250	2,435,802
Harris Corp.	1,200	41,004
Motorola Solutions, Inc.	39,883	1,671,098
Vodafone Group PLC Sponsored ADR (United Kingdom)	91,340	2,342,871

		16,376,931

Textiles — 0.0%
Mohawk Industries, Inc. (a)	2,700	115,857

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,400	45,654
Mattel, Inc.	8,100	209,709

		255,363

Transportation — 0.9%
CSX Corp.	11,100	207,237
Norfolk Southern Corp.	35,364	2,157,911

		2,365,148

Water — 0.0%
American Water Works Co., Inc.	4,000	120,720

TOTAL COMMON STOCK (Cost $257,012,204)		245,903,550

TOTAL EQUITIES (Cost $257,012,204)		245,903,550

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
iShares Russell 1000 Value Index Fund	31,400	$1,776,926

TOTAL MUTUAL FUNDS (Cost $2,007,681)		1,776,926

TOTAL LONG-TERM INVESTMENTS (Cost $259,019,885)		247,680,476

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$3,382,506	3,382,506

TOTAL SHORT-TERM INVESTMENTS (Cost $3,382,506)		3,382,506

TOTAL INVESTMENTS — 99.7%
(Cost $262,402,391) (c)		251,062,982

Other Assets/(Liabilities) — 0.3%		737,129

NET ASSETS — 100.0%		$251,800,111

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,382,509. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 4/01/25, and an aggregate market value, including accrued interest, of $3,454,927.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Aerospace & Defense — 1.0%
The Boeing Co.	167,900	$10,159,629

Agriculture — 1.9%
Archer-Daniels-Midland Co.	189,300	4,696,533
Philip Morris International, Inc.	220,300	13,742,314

		18,438,847

Auto Manufacturers — 1.2%
General Motors Co. (a)	184,400	3,721,192
Paccar, Inc.	229,500	7,761,690

		11,482,882

Automotive & Parts — 0.4%
The Goodyear Tire & Rubber Co. (a)	390,500	3,940,145

Banks — 7.9%
Bank of America Corp.	1,892,100	11,579,652
PNC Financial Services Group, Inc.	388,800	18,736,272
U.S. Bancorp	658,700	15,505,798
Wells Fargo & Co.	1,313,900	31,691,268

		77,512,990

Beverages — 2.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	197,730	10,475,736
PepsiCo, Inc.	191,800	11,872,420

		22,348,156

Biotechnology — 1.2%
Amgen, Inc.	214,700	11,797,765

Chemicals — 3.6%
CF Industries Holdings, Inc.	56,900	7,020,891
The Dow Chemical Co.	447,900	10,059,834
E.I. du Pont de Nemours & Co.	226,900	9,069,193
The Mosaic Co.	200,400	9,813,588

		35,963,506

Computers — 0.6%
Hewlett-Packard Co.	278,300	6,247,835

Diversified Financial — 6.5%
Ameriprise Financial, Inc.	159,100	6,262,176
BlackRock, Inc.	91,000	13,468,910
Credit Suisse Group Sponsored ADR (Switzerland)	267,100	7,008,704
The Goldman Sachs Group, Inc.	116,100	10,977,255
JP Morgan Chase & Co.	876,736	26,407,288

		64,124,333

Electric — 3.6%
Edison International	250,600	9,585,450
Entergy Corp.	152,200	10,089,338
NextEra Energy, Inc.	98,000	5,293,960

	Number of Shares	Value
Northeast Utilities	303,100	$10,199,315

		35,168,063

Environmental Controls — 0.8%
Republic Services, Inc.	274,000	7,688,440

Foods — 2.5%
General Mills, Inc.	243,200	9,355,904
Kraft Foods, Inc. Class A	353,700	11,877,246
Sysco Corp.	151,900	3,934,210

		25,167,360

Hand & Machine Tools — 1.5%
Stanley Black & Decker, Inc.	296,300	14,548,330

Health Care – Products — 4.3%
Baxter International, Inc.	197,000	11,059,580
Covidien PLC	285,300	12,581,730
Johnson & Johnson	185,500	11,818,205
Zimmer Holdings, Inc. (a)	122,700	6,564,450

		42,023,965

Health Care – Services — 2.5%
HCA Holdings, Inc. (a)	440,060	8,871,610
UnitedHealth Group, Inc.	344,600	15,892,952

		24,764,562

Insurance — 8.1%
ACE Ltd.	369,400	22,385,640
The Chubb Corp.	231,400	13,881,686
Marsh & McLennan Cos., Inc.	612,600	16,258,404
Principal Financial Group, Inc.	346,448	7,853,976
Swiss Re Ltd. (a)	158,674	7,385,012
Unum Group	554,400	11,620,224

		79,384,942

Iron & Steel — 1.3%
Nucor Corp.	143,500	4,540,340
Steel Dynamics, Inc.	793,900	7,875,488

		12,415,828

Machinery – Construction & Mining — 1.1%
Ingersoll-Rand PLC	383,000	10,758,470

Manufacturing — 6.2%
3M Co.	118,000	8,471,220
General Electric Co.	1,371,600	20,903,184
Illinois Tool Works, Inc.	256,900	10,687,040
Textron, Inc.	324,300	5,720,652
Tyco International Ltd.	373,400	15,216,050

		60,998,146

Media — 2.4%
CBS Corp. Class B	217,300	4,428,574
Comcast Corp. Class A	929,850	19,433,865

		23,862,439

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 10.8%
Apache Corp.	102,100	$8,192,504
Chevron Corp.	360,900	33,390,468
EOG Resources, Inc.	75,300	5,347,053
Exxon Mobil Corp.	203,700	14,794,731
Marathon Oil Corp.	310,000	6,689,800
Noble Corp. (a)	101,500	2,979,025
Occidental Petroleum Corp.	257,000	18,375,500
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	160,500	9,959,025
Southwestern Energy Co. (a)	215,700	7,189,281

		106,917,387

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	221,500	10,224,440

Packaging & Containers — 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	211,000	5,047,120

Pharmaceuticals — 6.3%
Abbott Laboratories	191,600	9,798,424
Merck & Co., Inc.	486,400	15,910,144
Pfizer, Inc.	1,453,300	25,694,344
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	292,900	10,901,738

		62,304,650

Retail — 5.5%
CVS Caremark Corp.	397,600	13,351,408
The Home Depot, Inc.	391,100	12,855,457
Kohl’s Corp.	260,100	12,770,910
Nordstrom, Inc.	213,100	9,734,408
Staples, Inc.	382,500	5,087,250

		53,799,433

Semiconductors — 5.1%
Analog Devices, Inc.	330,500	10,328,125
Intel Corp.	893,500	19,058,355
Maxim Integrated Products, Inc.	342,500	7,990,525
Xilinx, Inc.	459,200	12,600,448

		49,977,453

Software — 1.5%
Microsoft Corp.	595,400	14,819,506

Telecommunications — 4.6%
AT&T, Inc.	1,158,956	33,053,425
Cisco Systems, Inc.	785,100	12,161,199

		45,214,624

Toys, Games & Hobbies — 1.2%
Mattel, Inc.	445,000	11,521,050

TOTAL COMMON STOCK (Cost $979,967,908)		958,622,296

		Value

TOTAL EQUITIES (Cost $979,967,908)		$958,622,296

TOTAL LONG-TERM INVESTMENTS (Cost $979,967,908)		958,622,296

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$15,939,217	15,939,217

TOTAL SHORT-TERM INVESTMENTS (Cost $15,939,217)		15,939,217

TOTAL INVESTMENTS — 99.0%
(Cost $995,907,125) (c)		974,561,513

Other Assets/(Liabilities) — 1.0%		10,188,645

NET ASSETS — 100.0%		$984,750,158

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $15,939,230. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $16,258,207.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.4%
The Interpublic Group of Companies, Inc.	12,680	$91,296

Aerospace & Defense — 1.4%
United Technologies Corp.	4,640	326,470

Agriculture — 1.2%
Philip Morris International, Inc.	4,640	289,443

Auto Manufacturers — 1.6%
Ford Motor Co. (a)	23,330	225,601
Navistar International Corp. (a)	4,770	153,212

		378,813

Automotive & Parts — 0.5%
Tenneco, Inc. (a)	5,010	128,306

Banks — 5.9%
Capital One Financial Corp.	5,360	212,417
Comerica, Inc.	7,130	163,776
KeyCorp	24,280	143,980
Regions Financial Corp.	46,640	155,311
Wells Fargo & Co.	30,920	745,791

		1,421,275

Beverages — 2.1%
Dr. Pepper Snapple Group, Inc.	5,770	223,761
PepsiCo, Inc.	4,600	284,740

		508,501

Biotechnology — 1.0%
Biogen Idec, Inc. (a)	2,560	238,464

Chemicals — 1.3%
Ashland, Inc.	6,870	303,242

Coal — 0.4%
Alpha Natural Resources, Inc. (a)	5,750	101,717

Commercial Services — 1.0%
McKesson Corp.	3,380	245,726

Computers — 4.4%
Apple, Inc. (a)	830	316,379
Dell, Inc. (a)	13,380	189,327
Hewlett-Packard Co.	17,420	391,079
Western Digital Corp. (a)	5,980	153,806

		1,050,591

Distribution & Wholesale — 0.5%
WESCO International, Inc. (a)	3,450	115,747

Diversified Financial — 11.0%
Citigroup, Inc.	18,942	485,294
CME Group, Inc.	740	182,336
Discover Financial Services	7,740	177,556
The Goldman Sachs Group, Inc.	3,470	328,088

	Number of Shares	Value
Interactive Brokers Group, Inc. Class A	8,620	$120,077
Invesco Ltd.	13,200	204,732
JP Morgan Chase & Co.	25,000	753,000
MF Global Holdings Ltd. (a)	33,030	136,414
Morgan Stanley	10,590	142,965
TD Ameritrade Holding Corp.	8,200	120,581

		2,651,043

Electric — 6.2%
American Electric Power Co., Inc.	9,080	345,221
GenOn Energy, Inc. (a)	29,370	81,649
NextEra Energy, Inc.	5,000	270,100
NRG Energy, Inc. (a)	6,680	141,683
PG&E Corp.	6,980	295,324
PPL Corp.	12,360	352,754

		1,486,731

Electronics — 0.7%
Garmin Ltd.	5,680	180,454

Engineering & Construction — 0.5%
Foster Wheeler AG (a)	6,860	122,039

Environmental Controls — 0.7%
Republic Services, Inc.	5,760	161,626

Foods — 0.5%
Corn Products International, Inc.	3,260	127,922

Health Care – Services — 3.0%
Thermo Fisher Scientific, Inc. (a)	6,630	335,743
WellPoint, Inc.	5,820	379,930

		715,673

Insurance — 5.4%
Berkshire Hathaway, Inc. Class B (a)	13,180	936,307
Prudential Financial, Inc.	7,550	353,793

		1,290,100

Internet — 1.0%
Google, Inc. Class A (a)	460	236,615

Lodging — 0.8%
Wyndham Worldwide Corp.	6,990	199,285

Machinery – Diversified — 1.9%
Cummins, Inc.	3,640	297,242
Flowserve Corp.	2,070	153,180

		450,422

Manufacturing — 1.6%
General Electric Co.	24,870	379,019

Media — 2.7%
DIRECTV Class A (a)	4,780	201,955
The Walt Disney Co.	14,760	445,162

		647,117

Metal Fabricate & Hardware — 0.7%
Precision Castparts Corp.	1,080	167,897

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	4,390	$133,675

Oil & Gas — 11.0%
Chevron Corp.	12,060	1,115,791
Denbury Resources, Inc. (a)	17,770	204,355
Hess Corp.	4,970	260,726
Marathon Petroleum Corp.	8,875	240,158
Occidental Petroleum Corp.	6,810	486,915
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	5,400	332,208

		2,640,153

Oil & Gas Services — 0.6%
Oil States International, Inc. (a)	2,860	145,631

Pharmaceuticals — 9.2%
Express Scripts, Inc. (a)	6,220	230,575
Hospira, Inc. (a)	5,400	199,800
Mead Johnson Nutrition Co.	3,640	250,541
Medicis Pharmaceutical Corp. Class A	2,520	91,930
Pfizer, Inc.	57,380	1,014,479
Roche Holding AG Sponsored ADR (Switzerland)	6,200	249,364
Valeant Pharmaceuticals International, Inc.	4,700	174,464

		2,211,153

Pipelines — 0.7%
ONEOK, Inc.	2,690	177,648

Real Estate — 0.6%
CBRE Group, Inc. (a)	11,560	155,598

Real Estate Investment Trusts (REITS) — 2.0%
Boston Properties, Inc.	2,480	220,968
Equity Residential	3,450	178,951
SL Green Realty Corp.	1,290	75,014

		474,933

Retail — 4.8%
Best Buy Co., Inc.	5,280	123,024
CVS Caremark Corp.	15,750	528,885
Target Corp.	5,510	270,211
The TJX Cos., Inc.	4,390	243,513

		1,165,633

Semiconductors — 0.8%
Broadcom Corp. Class A (a)	5,560	185,092

Software — 1.0%
Microsoft Corp.	9,610	239,193

Telecommunications — 7.5%
American Tower Corp. Class A (a)	2,750	147,950
AT&T, Inc.	11,020	314,290
CenturyLink, Inc.	14,971	495,840
Cisco Systems, Inc.	15,430	239,011

	Number of Shares	Value
NII Holdings, Inc. (a)	12,660	$341,187
Qualcomm, Inc.	4,910	238,773
Sprint Nextel Corp. (a)	12,500	38,000

		1,815,051

Toys, Games & Hobbies — 1.0%
Hasbro, Inc.	7,310	238,379

Transportation — 1.2%
CSX Corp.	15,410	287,705

TOTAL COMMON STOCK (Cost $26,815,698)		23,885,378

TOTAL EQUITIES (Cost $26,815,698)		23,885,378

TOTAL LONG-TERM INVESTMENTS (Cost $26,815,698)		23,885,378

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$270,069	270,069

TOTAL SHORT-TERM INVESTMENTS (Cost $270,069)		270,069

TOTAL INVESTMENTS — 100.4%
(Cost $27,085,767) (c)		24,155,447

Other Assets/(Liabilities) — (0.4)%		(102,277)

NET ASSETS — 100.0%		$24,053,170

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $270,069. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $277,162.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	55,160	$4,006,822

Agriculture — 1.0%
Philip Morris International, Inc.	82,800	5,165,064

Banks — 10.9%
Bank of New York Mellon Corp.	1,136,200	21,121,958
Julius Baer Group Ltd. (a)	312,300	10,407,264
Wells Fargo & Co.	983,776	23,728,677

		55,257,899

Beverages — 4.5%
The Coca-Cola Co.	124,200	8,390,952
Diageo PLC Sponsored ADR (United Kingdom)	107,300	8,147,289
Heineken Holding NV Class A	165,725	6,392,741

		22,930,982

Building Materials — 0.3%
Martin Marietta Materials, Inc.	26,180	1,655,100

Chemicals — 2.9%
Air Products & Chemicals, Inc.	36,810	2,811,180
Ecolab, Inc.	46,400	2,268,496
Monsanto Co.	99,150	5,952,966
Potash Corp. of Saskatchewan, Inc.	42,360	1,830,799
Praxair, Inc.	20,400	1,906,992

		14,770,433

Coal — 0.5%
China Coal Energy Co. Class H	2,711,200	2,367,831

Commercial Services — 3.2%
Iron Mountain, Inc.	443,016	14,008,166
Visa, Inc. Class A	25,210	2,161,001

		16,169,167

Computers — 0.7%
Hewlett-Packard Co.	146,400	3,286,680

Cosmetics & Personal Care — 0.2%
Natura Cosmeticos SA	48,000	816,913

Distribution & Wholesale — 0.2%
Li & Fung Ltd.	646,000	1,065,415

Diversified Financial — 7.0%
American Express Co.	605,260	27,176,174
Ameriprise Financial, Inc.	79,260	3,119,674
The Charles Schwab Corp.	199,980	2,253,775
The Goldman Sachs Group, Inc.	22,770	2,152,903
JP Morgan Chase & Co.	26,088	785,770

		35,488,296

Electronics — 0.3%
Agilent Technologies, Inc. (a)	48,870	1,527,188

	Number of Shares	Value
Foods — 1.3%
Kraft Foods, Inc. Class A	127,300	$4,274,735
Nestle SA	9,220	506,826
Unilever NV NY Shares	58,930	1,855,706

		6,637,267

Forest Products & Paper — 0.0%
Sino-Forest Corp. (a) (b) (c)	12,800	4,214
Sino-Forest Corp. (a) (b)	422,320	139,040

		143,254

Health Care – Products — 4.9%
Baxter International, Inc.	64,700	3,632,258
Becton, Dickinson & Co.	72,000	5,279,040
Johnson & Johnson	253,600	16,156,856

		25,068,154

Holding Company – Diversified — 1.2%
China Merchants Holdings International Co. Ltd.	2,261,037	6,086,575

Housewares — 0.3%
Hunter Douglas NV	36,548	1,458,943

Insurance — 10.8%
ACE Ltd.	54,240	3,286,944
Aon Corp.	17,420	731,292
Berkshire Hathaway, Inc. Class A (a)	70	7,476,000
Everest Re Group Ltd.	9,660	766,811
Fairfax Financial Holdings Ltd.	7,380	2,838,938
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	3,440	1,318,978
Loews Corp.	505,300	17,458,115
Markel Corp. (a)	1,910	682,118
The Progressive Corp.	785,800	13,955,808
Transatlantic Holdings, Inc.	137,734	6,682,854

		55,197,858

Internet — 3.5%
Expedia, Inc.	97,380	2,507,535
Google, Inc. Class A (a)	24,900	12,808,062
Liberty Media Corp.—Interactive Class A (a)	154,300	2,279,011

		17,594,608

Leisure Time — 0.8%
Harley-Davidson, Inc.	124,400	4,270,652

Machinery – Construction & Mining — 1.2%
BHP Billiton PLC	116,900	3,097,613
Rio Tinto PLC	64,187	2,834,812

		5,932,425

Media — 1.5%
Grupo Televisa SA Sponsored ADR (Mexico)	68,550	1,260,635
Liberty Media Corp. – Liberty Starz Class A (a)	12,350	784,966

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co.	176,390	$5,319,922

		7,365,523

Oil & Gas — 10.0%
Canadian Natural Resources Ltd.	430,300	12,594,881
Devon Energy Corp.	110,600	6,131,664
EOG Resources, Inc.	245,650	17,443,607
Occidental Petroleum Corp.	169,875	12,146,063
OGX Petroleo e Gas Participacoes SA (a)	430,000	2,629,969

		50,946,184

Oil & Gas Services — 0.8%
Schlumberger Ltd.	13,700	818,301
Transocean Ltd.	71,515	3,414,126

		4,232,427

Packaging & Containers — 1.1%
Sealed Air Corp.	347,172	5,797,772

Pharmaceuticals — 6.9%
Express Scripts, Inc. (a)	209,200	7,755,044
Merck & Co., Inc.	545,842	17,854,492
Pfizer, Inc.	158,150	2,796,092
Roche Holding AG	41,700	6,708,767

		35,114,395

Real Estate — 1.8%
Brookfield Asset Management, Inc. Class A	153,400	4,226,170
Hang Lung Properties Ltd.	980,000	4,983,384

		9,209,554

Retail — 13.6%
Bed Bath & Beyond, Inc. (a)	223,600	12,814,516
CarMax, Inc. (a)	93,500	2,229,975
Costco Wholesale Corp.	362,900	29,801,348
CVS Caremark Corp.	730,561	24,532,238

		69,378,077

Semiconductors — 1.7%
Intel Corp.	69,180	1,475,609
Texas Instruments, Inc.	271,700	7,240,805

		8,716,414

Software — 1.5%
Activision Blizzard, Inc.	291,600	3,470,040
Microsoft Corp.	175,200	4,360,728

		7,830,768

Telecommunications — 0.2%
America Movil SAB de CV Series L ADR (Mexico)	44,280	977,702

Transportation — 1.2%
China Shipping Development Co. Ltd. Class H	1,719,000	1,065,520
Kuehne & Nagel International AG	44,350	4,960,880

	Number of Shares	Value
LLX Logistica SA (a)	92,600	$178,773

		6,205,173

TOTAL COMMON STOCK (Cost $435,544,730)		492,671,515

PREFERRED STOCK — 0.0%
Iron & Steel — 0.0%
MMX Mineracao e Metalicos SA	92,600	146,269

TOTAL PREFERRED STOCK (Cost $142,105)		146,269

TOTAL EQUITIES (Cost $435,686,835)		492,817,784

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Forest Products & Paper — 0.1%
Sino-Forest Corp., Convertible (Acquired 07/23/08, Cost $1,565,682) (c) (d) 5.000% 8/01/13	$1,604,000	417,040

TOTAL CORPORATE DEBT (Cost $1,565,682)		417,040

TOTAL BONDS & NOTES (Cost $1,565,682)		417,040

TOTAL LONG-TERM INVESTMENTS (Cost $437,252,517)		493,234,824

SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (e)	15,253,234	15,253,234

TOTAL SHORT-TERM INVESTMENTS (Cost $15,253,234)		15,253,234

TOTAL INVESTMENTS — 99.9%
(Cost $452,505,751) (f)		508,488,058

Other Assets/(Liabilities) — 0.1%		513,718

NET ASSETS — 100.0%		$509,001,776

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $421,254 or 0.08% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $417,040 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $15,253,247. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $15,561,719.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	88,170	$634,824
Omnicom Group, Inc.	48,341	1,780,882

		2,415,706

Aerospace & Defense — 2.0%
The Boeing Co.	128,042	7,747,822
General Dynamics Corp.	62,888	3,577,698
Goodrich Corp.	22,243	2,684,285
L-3 Communications Holdings, Inc.	18,220	1,129,094
Lockheed Martin Corp.	47,427	3,445,097
Northrop Grumman Corp.	48,050	2,506,288
Raytheon Co.	61,605	2,517,796
Rockwell Collins, Inc.	26,452	1,395,608
United Technologies Corp.	157,648	11,092,113

		36,095,801

Agriculture — 2.0%
Altria Group, Inc.	358,440	9,609,776
Archer-Daniels-Midland Co.	117,407	2,912,868
Lorillard, Inc.	23,540	2,605,878
Philip Morris International, Inc.	304,217	18,977,057
Reynolds American, Inc.	59,598	2,233,733

		36,339,312

Airlines — 0.1%
Southwest Airlines Co.	145,083	1,166,467

Apparel — 0.5%
Nike, Inc. Class B	66,384	5,676,496
Ralph Lauren Corp.	10,999	1,426,570
VF Corp.	14,827	1,801,777

		8,904,843

Auto Manufacturers — 0.5%
Ford Motor Co. (a)	660,683	6,388,805
Paccar, Inc.	63,792	2,157,445

		8,546,250

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	40,793	411,601
Johnson Controls, Inc.	117,251	3,091,909

		3,503,510

Banks — 3.7%
Bank of America Corp.	1,754,601	10,738,158
Bank of New York Mellon Corp.	214,518	3,987,890
BB&T Corp.	119,923	2,557,958
Capital One Financial Corp.	79,712	3,158,986
Comerica, Inc.	34,717	797,449
Fifth Third Bancorp	156,204	1,577,660
First Horizon National Corp.	49,320	293,947

	Number of Shares	Value
Huntington Bancshares, Inc.	146,977	$705,490
KeyCorp	159,582	946,321
M&T Bank Corp.	21,711	1,517,599
Northern Trust Corp.	40,393	1,412,947
PNC Financial Services Group, Inc.	91,103	4,390,254
Regions Financial Corp.	216,244	720,092
State Street Corp.	87,461	2,812,746
SunTrust Banks, Inc.	93,626	1,680,587
U.S. Bancorp	336,372	7,918,197
Wells Fargo & Co.	914,858	22,066,375
Zions Bancorp	33,508	471,458

		67,754,114

Beverages — 2.7%
Brown-Forman Corp. Class B	18,072	1,267,570
The Coca-Cola Co.	397,386	26,847,398
Coca-Cola Enterprises, Inc.	54,933	1,366,733
Constellation Brands, Inc. Class A (a)	32,641	587,538
Dr. Pepper Snapple Group, Inc.	38,364	1,487,756
Molson Coors Brewing Co. Class B	27,516	1,089,909
PepsiCo, Inc.	274,722	17,005,292

		49,652,196

Biotechnology — 1.0%
Amgen, Inc.	159,304	8,753,755
Biogen Idec, Inc. (a)	41,557	3,871,034
Celgene Corp. (a)	79,215	4,904,993
Life Technologies Corp. (a)	31,602	1,214,465

		18,744,247

Building Materials — 0.0%
Masco Corp.	60,857	433,302

Chemicals — 2.1%
Air Products & Chemicals, Inc.	36,856	2,814,693
Airgas, Inc.	12,218	779,753
CF Industries Holdings, Inc.	12,521	1,544,966
The Dow Chemical Co.	206,010	4,626,985
E.I. du Pont de Nemours & Co.	162,171	6,481,975
Eastman Chemical Co.	12,159	833,256
Ecolab, Inc.	39,230	1,917,955
FMC Corp.	12,224	845,412
International Flavors & Fragrances, Inc.	13,318	748,738
Monsanto Co.	92,758	5,569,190
The Mosaic Co.	48,049	2,352,959
PPG Industries, Inc.	27,303	1,929,230
Praxair, Inc.	52,695	4,925,928
The Sherwin-Williams Co.	15,362	1,141,704
Sigma-Aldrich Corp.	21,909	1,353,757

		37,866,501

Coal — 0.2%
Alpha Natural Resources, Inc. (a)	39,047	690,741
CONSOL Energy, Inc.	39,107	1,326,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Peabody Energy Corp.	46,287	$1,568,204

		3,585,845

Commercial Services — 1.7%
Apollo Group, Inc. Class A (a)	20,527	813,074
Automatic Data Processing, Inc.	85,509	4,031,749
DeVry, Inc.	10,305	380,873
Donnelley (R.R.) & Sons Co.	33,811	477,411
Equifax, Inc.	21,165	650,612
H&R Block, Inc.	55,463	738,213
Iron Mountain, Inc.	34,916	1,104,044
MasterCard, Inc. Class A	18,487	5,863,337
McKesson Corp.	42,374	3,080,590
Monster Worldwide, Inc. (a)	21,336	153,193
Moody’s Corp.	33,543	1,021,384
Paychex, Inc.	56,858	1,499,345
Quanta Services, Inc. (a)	39,411	740,533
Robert Half International, Inc.	25,374	538,436
SAIC, Inc. (a)	50,652	598,200
Total System Services, Inc.	25,992	440,045
Visa, Inc. Class A	88,617	7,596,249
Western Union Co.	109,196	1,669,607

		31,396,895

Computers — 7.3%
Accenture PLC Class A	112,243	5,912,961
Apple, Inc. (a)	160,773	61,283,452
Cognizant Technology Solutions Corp. Class A (a)	52,884	3,315,827
Computer Sciences Corp.	27,628	741,812
Dell, Inc. (a)	270,455	3,826,938
EMC Corp. (a)	357,235	7,498,363
Hewlett-Packard Co.	358,293	8,043,678
International Business Machines Corp.	206,797	36,195,679
Lexmark International, Inc. Class A (a)	12,961	350,336
NetApp, Inc. (a)	63,692	2,161,707
SanDisk Corp. (a)	42,524	1,715,843
Teradata Corp. (a)	29,887	1,599,851
Western Digital Corp. (a)	39,270	1,010,024

		133,656,471

Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	75,715	1,484,014
Colgate-Palmolive Co.	83,703	7,422,782
The Estee Lauder Cos., Inc. Class A	19,495	1,712,441
The Procter & Gamble Co.	476,065	30,077,787

		40,697,024

Distribution & Wholesale — 0.3%
Fastenal Co.	50,506	1,680,840
Genuine Parts Co.	26,629	1,352,753
W.W. Grainger, Inc.	10,656	1,593,498

		4,627,091

	Number of Shares	Value
Diversified Financial — 4.2%
American Express Co.	180,626	$8,110,107
Ameriprise Financial, Inc.	40,244	1,584,004
BlackRock, Inc.	17,548	2,597,280
The Charles Schwab Corp.	190,487	2,146,789
Citigroup, Inc.	505,211	12,943,506
CME Group, Inc.	11,521	2,838,774
Discover Financial Services	95,621	2,193,546
E*TRADE Financial Corp. (a)	44,129	402,015
Federated Investors, Inc. Class B	14,852	260,356
Franklin Resources, Inc.	25,558	2,444,367
The Goldman Sachs Group, Inc.	88,255	8,344,510
IntercontinentalExchange, Inc. (a)	13,004	1,537,853
Invesco Ltd.	75,923	1,177,566
Janus Capital Group, Inc.	31,664	189,984
JP Morgan Chase & Co.	679,020	20,452,082
Legg Mason, Inc.	23,040	592,358
Morgan Stanley	256,883	3,467,921
The NASDAQ OMX Group, Inc. (a)	21,223	491,100
NYSE Euronext	45,019	1,046,242
SLM Corp.	89,685	1,116,578
T. Rowe Price Group, Inc.	44,282	2,115,351

		76,052,289

Electric — 3.6%
The AES Corp. (a)	110,450	1,077,992
Ameren Corp.	41,211	1,226,851
American Electric Power Co., Inc.	83,969	3,192,501
CenterPoint Energy, Inc.	71,698	1,406,715
CMS Energy Corp.	43,692	864,665
Consolidated Edison, Inc.	50,980	2,906,880
Constellation Energy Group, Inc.	35,849	1,364,413
Dominion Resources, Inc.	99,483	5,050,752
DTE Energy Co.	29,304	1,436,482
Duke Energy Corp.	233,097	4,659,609
Edison International	57,278	2,190,883
Entergy Corp.	30,016	1,989,761
Exelon Corp.	116,073	4,945,870
FirstEnergy Corp.	72,525	3,257,098
Integrys Energy Group, Inc.	12,932	628,754
NextEra Energy, Inc.	73,531	3,972,145
Northeast Utilities	30,287	1,019,157
NRG Energy, Inc. (a)	40,251	853,724
Pepco Holdings, Inc.	41,451	784,253
PG&E Corp.	68,751	2,908,855
Pinnacle West Capital Corp.	19,307	829,043
PPL Corp.	100,945	2,880,970
Progress Energy, Inc.	50,348	2,603,998
Public Service Enterprise Group, Inc.	87,756	2,928,418
SCANA Corp.	20,895	845,203
The Southern Co.	148,925	6,309,952
TECO Energy, Inc.	37,269	638,418
Wisconsin Energy Corp.	39,812	1,245,717
Xcel Energy, Inc.	82,881	2,046,332

		66,065,411

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	130,212	$5,379,058
Molex, Inc.	23,184	472,258

		5,851,316

Electronics — 0.3%
Agilent Technologies, Inc. (a)	60,621	1,894,406
Amphenol Corp. Class A	28,474	1,160,885
FLIR Systems, Inc.	28,779	720,914
Jabil Circuit, Inc.	31,415	558,873
PerkinElmer, Inc.	20,079	385,718
Waters Corp. (a)	15,357	1,159,300

		5,880,096

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	10,471	661,872

Engineering & Construction — 0.1%
Fluor Corp.	30,114	1,401,807
Jacobs Engineering Group, Inc. (a)	22,818	736,793

		2,138,600

Entertainment — 0.0%
International Game Technology	49,360	717,201

Environmental Controls — 0.3%
Republic Services, Inc.	55,502	1,557,386
Stericycle, Inc. (a)	14,369	1,159,866
Waste Management, Inc.	82,660	2,691,409

		5,408,661

Foods — 2.1%
Campbell Soup Co.	31,248	1,011,498
ConAgra Foods, Inc.	70,448	1,706,251
Dean Foods Co. (a)	30,209	267,954
General Mills, Inc.	111,895	4,304,601
H.J. Heinz Co.	54,967	2,774,734
The Hershey Co.	27,368	1,621,280
Hormel Foods Corp.	24,032	649,345
The J.M. Smucker Co.	19,894	1,450,074
Kellogg Co.	43,566	2,317,275
Kraft Foods, Inc. Class A	304,639	10,229,778
The Kroger Co.	103,737	2,278,064
McCormick & Co., Inc.	22,621	1,044,185
Safeway, Inc.	61,138	1,016,725
Sara Lee Corp.	104,936	1,715,704
SUPERVALU, Inc.	36,009	239,820
Sysco Corp.	102,104	2,644,494
Tyson Foods, Inc. Class A	53,279	924,923
Whole Foods Market, Inc.	27,479	1,794,653

		37,991,358

Forest Products & Paper — 0.1%
International Paper Co.	76,722	1,783,786
MeadWestvaco Corp.	30,419	747,091

		2,530,877

	Number of Shares	Value
Gas — 0.2%
Nicor, Inc.	7,862	$432,489
NiSource, Inc.	50,936	1,089,012
Sempra Energy	41,667	2,145,850

		3,667,351

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,043	445,909
Stanley Black & Decker, Inc.	29,479	1,447,419

		1,893,328

Health Care – Products — 3.5%
Baxter International, Inc.	99,189	5,568,471
Becton, Dickinson & Co.	38,032	2,788,506
Boston Scientific Corp. (a)	268,412	1,586,315
C.R. Bard, Inc.	15,582	1,364,048
CareFusion Corp. (a)	37,999	910,076
Covidien PLC	85,360	3,764,376
Edwards Lifesciences Corp. (a)	19,784	1,410,204
Intuitive Surgical, Inc. (a)	6,780	2,469,818
Johnson & Johnson	474,817	30,250,591
Medtronic, Inc.	182,010	6,050,012
St. Jude Medical, Inc.	57,428	2,078,319
Stryker Corp.	58,128	2,739,573
Varian Medical Systems, Inc. (a)	20,923	1,091,344
Zimmer Holdings, Inc. (a)	32,584	1,743,244

		63,814,897

Health Care – Services — 1.5%
Aetna, Inc.	65,522	2,381,725
CIGNA Corp.	47,202	1,979,652
Coventry Health Care, Inc. (a)	24,743	712,846
DaVita, Inc. (a)	16,414	1,028,665
Humana, Inc.	28,610	2,080,805
Laboratory Corporation of America Holdings (a)	17,425	1,377,446
Quest Diagnostics, Inc.	26,899	1,327,735
Tenet Healthcare Corp. (a)	79,274	327,402
Thermo Fisher Scientific, Inc. (a)	65,758	3,329,985
UnitedHealth Group, Inc.	187,018	8,625,270
WellPoint, Inc.	63,186	4,124,782

		27,296,313

Holding Company – Diversified — 0.0%
Leucadia National Corp.	34,787	788,969

Home Builders — 0.1%
D.R. Horton, Inc.	45,970	415,569
Lennar Corp. Class A	27,503	372,391
Pulte Group, Inc. (a)	53,055	209,567

		997,527

Home Furnishing — 0.1%
Harman International Industries, Inc.	11,461	327,555
Whirlpool Corp.	13,782	687,860

		1,015,415

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.5%
Avery Dennison Corp.	18,538	$464,933
The Clorox Co.	23,419	1,553,382
Fortune Brands, Inc. (a)	27,018	1,461,133
Kimberly-Clark Corp.	66,977	4,756,037

		8,235,485

Housewares — 0.0%
Newell Rubbermaid, Inc.	52,440	622,463

Insurance — 3.5%
ACE Ltd.	57,994	3,514,436
Aflac, Inc.	81,981	2,865,236
The Allstate Corp.	90,395	2,141,457
American International Group, Inc. (a)	75,108	1,648,620
Aon Corp.	55,700	2,338,286
Assurant, Inc.	17,112	612,610
Berkshire Hathaway, Inc. Class B (a)	305,317	21,689,720
The Chubb Corp.	50,299	3,017,437
Cincinnati Financial Corp.	27,466	723,180
Genworth Financial, Inc. Class A (a)	80,890	464,309
The Hartford Financial Services Group, Inc.	75,871	1,224,558
Lincoln National Corp.	54,541	852,476
Loews Corp.	55,265	1,909,406
Marsh & McLennan Cos., Inc.	93,105	2,471,007
MetLife, Inc.	182,414	5,109,416
Principal Financial Group, Inc.	52,769	1,196,273
The Progressive Corp.	108,688	1,930,299
Prudential Financial, Inc.	84,240	3,947,486
Torchmark Corp.	18,600	648,396
The Travelers Cos., Inc.	72,229	3,519,719
Unum Group	51,059	1,070,197
XL Group PLC	59,150	1,112,020

		64,006,544

Internet — 3.0%
Akamai Technologies, Inc. (a)	31,325	622,741
Amazon.com, Inc. (a)	62,852	13,590,488
eBay, Inc. (a)	200,101	5,900,978
Expedia, Inc.	35,309	909,207
F5 Networks, Inc. (a)	13,781	979,140
Google, Inc. Class A (a)	43,636	22,445,486
Netflix, Inc. (a)	9,116	1,031,566
Priceline.com, Inc. (a)	8,651	3,888,278
Symantec Corp. (a)	128,723	2,098,185
VeriSign, Inc.	29,311	838,588
Yahoo!, Inc. (a)	219,855	2,893,292

		55,197,949

Iron & Steel — 0.2%
AK Steel Holding Corp.	17,897	117,046
Allegheny Technologies, Inc.	18,923	699,962
Cliffs Natural Resources, Inc.	24,887	1,273,468

	Number of Shares	Value
Nucor Corp.	54,977	$1,739,472
United States Steel Corp.	24,809	546,046

		4,375,994

Leisure Time — 0.2%
Carnival Corp.	81,163	2,459,239
Harley-Davidson, Inc.	41,908	1,438,702

		3,897,941

Lodging — 0.3%
Marriott International, Inc. Class A	48,353	1,317,136
Starwood Hotels & Resorts Worldwide, Inc.	33,516	1,301,091
Wyndham Worldwide Corp.	29,437	839,249
Wynn Resorts Ltd.	13,556	1,560,024

		5,017,500

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	111,490	8,232,421
Ingersoll-Rand PLC	57,432	1,613,265
Joy Global, Inc.	18,818	1,173,867

		11,019,553

Machinery – Diversified — 0.7%
Cummins, Inc.	33,655	2,748,267
Deere & Co.	71,860	4,640,000
Eaton Corp.	59,944	2,128,012
Flowserve Corp.	9,295	687,830
Rockwell Automation, Inc.	24,868	1,392,608
Roper Industries, Inc.	16,428	1,132,054

		12,728,771

Manufacturing — 3.3%
3M Co.	122,325	8,781,712
Danaher Corp.	98,513	4,131,635
Dover Corp.	32,685	1,523,121
General Electric Co.	1,841,087	28,058,166
Honeywell International, Inc.	135,178	5,935,666
Illinois Tool Works, Inc.	85,771	3,568,074
ITT Corp.	32,485	1,364,370
Leggett & Platt, Inc.	24,917	493,107
Pall Corp.	19,720	836,128
Parker Hannifin Corp.	26,865	1,695,987
Textron, Inc.	49,561	874,256
Tyco International Ltd.	79,537	3,241,133

		60,503,355

Media — 2.9%
Cablevision Systems Corp. Class A	40,906	643,451
CBS Corp. Class B	114,033	2,323,993
Comcast Corp. Class A	475,049	9,928,524
DIRECTV Class A (a)	128,069	5,410,915
Discovery Communications, Inc. Series A (a)	46,742	1,758,434
Gannett Co., Inc.	39,373	375,225
The McGraw-Hill Cos., Inc.	52,525	2,153,525

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class A	397,227	$6,145,102
Scripps Networks Interactive Class A	17,595	654,006
Time Warner Cable, Inc.	56,652	3,550,381
Time Warner, Inc.	181,146	5,428,946
Viacom, Inc. Class B	99,739	3,863,889
The Walt Disney Co.	322,526	9,727,384
The Washington Post Co. Class B	783	256,017

		52,219,792

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	24,823	3,858,984

Mining — 0.7%
Alcoa, Inc.	184,799	1,768,526
Freeport-McMoRan Copper & Gold, Inc.	165,485	5,039,018
Newmont Mining Corp.	85,534	5,380,089
Titanium Metals Corp.	13,316	199,474
Vulcan Materials Co.	22,048	607,643

		12,994,750

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	34,507	648,731
Xerox Corp.	246,277	1,716,551

		2,365,282

Oil & Gas — 9.1%
Anadarko Petroleum Corp.	86,414	5,448,403
Apache Corp.	66,269	5,317,425
Cabot Oil & Gas Corp.	18,702	1,157,841
Chesapeake Energy Corp.	113,368	2,896,552
Chevron Corp.	347,053	32,109,343
ConocoPhillips	237,899	15,063,765
Denbury Resources, Inc. (a)	70,651	812,486
Devon Energy Corp.	72,281	4,007,259
Diamond Offshore Drilling, Inc.	11,619	636,024
EOG Resources, Inc.	46,151	3,277,182
EQT Corp.	26,821	1,431,169
Exxon Mobil Corp.	842,764	61,209,949
Helmerich & Payne, Inc.	19,047	773,308
Hess Corp.	53,007	2,780,747
Marathon Oil Corp.	122,773	2,649,441
Marathon Petroleum Corp.	61,386	1,661,105
Murphy Oil Corp.	33,474	1,478,212
Nabors Industries Ltd. (a)	51,297	628,901
Newfield Exploration Co. (a)	22,816	905,567
Noble Corp. (a)	43,560	1,278,486
Noble Energy, Inc.	31,096	2,201,597
Occidental Petroleum Corp.	140,850	10,070,775
Pioneer Natural Resources Co.	20,479	1,346,904
QEP Resources, Inc.	31,666	857,199
Range Resources Corp.	28,523	1,667,455
Rowan Companies, Inc. (a)	21,395	645,915
Southwestern Energy Co. (a)	59,240	1,974,469
Sunoco, Inc.	21,864	678,003

	Number of Shares	Value
Tesoro Corp. (a)	23,136	$450,458
Valero Energy Corp.	99,190	1,763,598

		167,179,538

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	75,016	3,462,738
Cameron International Corp. (a)	42,491	1,765,076
FMC Technologies, Inc. (a)	40,408	1,519,341
Halliburton Co.	160,284	4,891,868
National Oilwell Varco, Inc.	74,223	3,801,702
Schlumberger Ltd.	234,536	14,008,835

		29,449,560

Packaging & Containers — 0.1%
Ball Corp.	28,379	880,317
Bemis Co., Inc.	18,226	534,204
Owens-IIlinois, Inc. (a)	27,885	421,621
Sealed Air Corp.	26,365	440,295

		2,276,437

Pharmaceuticals — 5.5%
Abbott Laboratories	270,727	13,844,979
Allergan, Inc.	53,317	4,392,255
AmerisourceBergen Corp.	45,785	1,706,407
Bristol-Myers Squibb Co.	296,635	9,308,406
Cardinal Health, Inc.	60,441	2,531,269
Cephalon, Inc. (a)	14,029	1,132,140
DENTSPLY International, Inc.	25,163	772,253
Eli Lilly & Co.	177,769	6,572,120
Express Scripts, Inc. (a)	84,362	3,127,299
Forest Laboratories, Inc. (a)	47,448	1,460,924
Gilead Sciences, Inc. (a)	133,714	5,188,103
Hospira, Inc. (a)	29,167	1,079,179
Mead Johnson Nutrition Co.	35,807	2,464,596
Medco Health Solutions, Inc. (a)	66,642	3,124,843
Merck & Co., Inc.	533,900	17,463,869
Mylan, Inc. (a)	74,606	1,268,302
Patterson Cos., Inc.	15,761	451,238
Pfizer, Inc.	1,352,352	23,909,583
Watson Pharmaceuticals, Inc. (a)	21,433	1,462,802

		101,260,567

Pipelines — 0.5%
El Paso Corp.	131,889	2,305,420
ONEOK, Inc.	17,519	1,156,955
Spectra Energy Corp.	114,426	2,806,870
The Williams Cos., Inc.	101,658	2,474,355

		8,743,600

Real Estate — 0.0%
CBRE Group, Inc. (a)	58,516	787,625

Real Estate Investment Trusts (REITS) — 1.7%
Apartment Investment & Management Co. Class A	19,713	436,052
AvalonBay Communities, Inc.	16,670	1,901,214

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Properties, Inc.	25,649	$2,285,326
Equity Residential	51,407	2,666,481
HCP, Inc.	71,876	2,519,973
Health Care REIT, Inc.	30,921	1,447,103
Host Hotels & Resorts, Inc.	118,644	1,297,965
Kimco Realty Corp.	68,239	1,025,632
Plum Creek Timber Co., Inc.	27,433	952,199
ProLogis, Inc.	78,506	1,903,771
Public Storage	24,637	2,743,330
Simon Property Group, Inc.	51,198	5,630,756
Ventas, Inc.	49,626	2,451,524
Vornado Realty Trust	32,354	2,414,255
Weyerhaeuser Co.	93,416	1,452,619

		31,128,200

Retail — 6.2%
Abercrombie & Fitch Co. Class A	14,650	901,854
AutoNation, Inc. (a)	8,559	280,564
AutoZone, Inc. (a)	4,944	1,578,075
Bed Bath & Beyond, Inc. (a)	42,579	2,440,203
Best Buy Co., Inc.	51,390	1,197,387
Big Lots, Inc. (a)	10,569	368,118
CarMax, Inc. (a)	41,191	982,405
Chipotle Mexican Grill, Inc. (a)	5,348	1,620,177
Coach, Inc.	50,416	2,613,061
Costco Wholesale Corp.	75,503	6,200,306
CVS Caremark Corp.	233,225	7,831,696
Darden Restaurants, Inc.	24,136	1,031,814
Family Dollar Stores, Inc.	21,501	1,093,541
GameStop Corp. Class A (a)	23,754	548,718
The Gap, Inc.	61,110	992,427
The Home Depot, Inc.	271,513	8,924,632
J.C. Penney Co., Inc.	26,121	699,520
Kohl’s Corp.	47,762	2,345,114
Limited Brands, Inc.	42,340	1,630,514
Lowe’s Cos., Inc.	219,702	4,249,037
Macy’s, Inc.	72,437	1,906,542
McDonald’s Corp.	178,637	15,687,901
Nordstrom, Inc.	28,697	1,310,879
O’Reilly Automotive, Inc. (a)	23,186	1,544,883
Ross Stores, Inc.	20,668	1,626,365
Sears Holdings Corp. (a)	6,260	360,075
Staples, Inc.	123,570	1,643,481
Starbucks Corp.	129,276	4,820,702
Target Corp.	116,976	5,736,503
Tiffany & Co.	22,144	1,346,798
The TJX Cos., Inc.	66,958	3,714,160
Urban Outfitters, Inc. (a)	21,610	482,335
Wal-Mart Stores, Inc.	304,410	15,798,879
Walgreen Co.	158,188	5,202,803
Yum! Brands, Inc.	79,737	3,938,211

		112,649,680

	Number of Shares	Value
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	90,752	$513,656
People’s United Financial, Inc.	61,903	705,694

		1,219,350

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	107,368	545,430
Altera Corp.	55,351	1,745,217
Analog Devices, Inc.	52,556	1,642,375
Applied Materials, Inc.	226,613	2,345,445
Broadcom Corp. Class A (a)	81,995	2,729,614
Intel Corp.	911,155	19,434,936
KLA-Tencor Corp.	30,219	1,156,783
Linear Technology Corp.	40,385	1,116,645
LSI Corp. (a)	95,052	492,369
MEMC Electronic Materials, Inc. (a)	37,281	195,352
Microchip Technology, Inc.	33,852	1,053,136
Micron Technology, Inc. (a)	178,615	900,220
Novellus Systems, Inc. (a)	12,728	346,965
NVIDIA Corp. (a)	101,774	1,272,175
Teradyne, Inc. (a)	30,417	334,891
Texas Instruments, Inc.	199,453	5,315,423
Xilinx, Inc.	46,296	1,270,362

		41,897,338

Software — 3.9%
Adobe Systems, Inc. (a)	85,572	2,068,275
Autodesk, Inc. (a)	40,835	1,134,396
BMC Software, Inc. (a)	30,144	1,162,353
CA, Inc.	65,759	1,276,382
Cerner Corp. (a)	25,382	1,739,175
Citrix Systems, Inc. (a)	32,552	1,775,061
Compuware Corp. (a)	40,285	308,583
Dun & Bradstreet Corp.	8,020	491,305
Electronic Arts, Inc. (a)	59,343	1,213,564
Fidelity National Information Services, Inc.	42,818	1,041,334
Fiserv, Inc. (a)	25,318	1,285,395
Intuit, Inc. (a)	52,669	2,498,617
Microsoft Corp.	1,292,492	32,170,126
Oracle Corp.	685,475	19,700,551
Red Hat, Inc. (a)	33,615	1,420,570
Salesforce.com, Inc. (a)	23,595	2,696,437

		71,982,124

Telecommunications — 5.3%
American Tower Corp. Class A (a)	69,542	3,741,360
AT&T, Inc.	1,026,797	29,284,250
CenturyLink, Inc.	106,263	3,519,431
Cisco Systems, Inc.	953,161	14,764,464
Corning, Inc.	270,656	3,345,308
Frontier Communications Corp.	168,476	1,029,388
Harris Corp.	21,747	743,095
JDS Uniphase Corp. (a)	37,430	373,177
Juniper Networks, Inc. (a)	92,599	1,598,259

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetroPCS Communications, Inc. (a)	48,506	$422,487
Motorola Mobility Holdings, Inc. (a)	45,928	1,735,160
Motorola Solutions, Inc.	52,952	2,218,689
Qualcomm, Inc.	291,414	14,171,463
Sprint Nextel Corp. (a)	509,810	1,549,822
Tellabs, Inc.	66,098	283,560
Verizon Communications, Inc.	491,213	18,076,638
Windstream Corp.	91,542	1,067,380

		97,923,931

Textiles — 0.0%
Cintas Corp.	18,718	526,725

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	20,579	671,081
Mattel, Inc.	58,917	1,525,361

		2,196,442

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	29,224	2,000,967
CSX Corp.	187,962	3,509,251
Expeditors International of Washington, Inc.	37,285	1,511,907
FedEx Corp.	54,311	3,675,768
Norfolk Southern Corp.	60,942	3,718,681
Ryder System, Inc.	8,537	320,223
Union Pacific Corp.	83,998	6,860,117
United Parcel Service, Inc. Class B	169,582	10,709,103

		32,306,017

TOTAL COMMON STOCK (Cost $1,770,965,911)		1,786,728,553

TOTAL EQUITIES (Cost $1,770,965,911)		1,786,728,553

TOTAL LONG-TERM INVESTMENTS (Cost $1,770,965,911)		1,786,728,553

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$45,825,630	45,825,630

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (c) 0.051% 11/17/11	4,715,000	4,714,689

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $50,540,319)	$50,540,319

TOTAL INVESTMENTS — 100.3% (Cost $1,821,506,230) (d)	1,837,268,872

Other Assets/(Liabilities) — (0.3)%	(4,622,361)

NET ASSETS — 100.0%	$1,832,646,511

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $45,825,668. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $46,743,984.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Advertising — 0.9%
Omnicom Group, Inc.	11,690	$430,660

Aerospace & Defense — 1.9%
The Boeing Co.	15,000	907,650

Agriculture — 0.6%
Lorillard, Inc.	2,720	301,104

Airlines — 0.3%
Southwest Airlines Co.	16,200	130,248

Apparel — 0.4%
Deckers Outdoor Corp. (a)	1,900	177,194

Auto Manufacturers — 1.3%
Ford Motor Co. (a)	43,300	418,711
Paccar, Inc.	5,800	196,156

		614,867

Automotive & Parts — 0.8%
Johnson Controls, Inc.	15,000	395,550

Banks — 2.8%
Bank of America Corp.	22,320	136,598
Capital One Financial Corp.	5,820	230,647
U.S. Bancorp	14,100	331,914
Wells Fargo & Co.	25,630	618,196

		1,317,355

Beverages — 4.4%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	12,700	672,846
Coca-Cola Enterprises, Inc.	11,740	292,091
Dr. Pepper Snapple Group, Inc.	9,400	364,532
Hansen Natural Corp. (a)	2,960	258,379
PepsiCo, Inc.	7,400	458,060

		2,045,908

Biotechnology — 0.6%
Vertex Pharmaceuticals, Inc. (a)	6,000	267,240

Building Materials — 0.2%
Owens Corning, Inc. (a)	4,310	93,441

Chemicals — 1.8%
CF Industries Holdings, Inc.	1,050	129,559
Ecolab, Inc.	4,100	200,449
Monsanto Co.	8,798	528,232

		858,240

Commercial Services — 1.4%
Alliance Data Systems Corp. (a)	1,470	136,268
McKesson Corp.	3,770	274,079
Paychex, Inc.	8,558	225,674

		636,021

	Number of Shares	Value
Computers — 7.7%
Apple, Inc. (a)	4,030	$1,536,155
Cognizant Technology Solutions Corp. Class A (a)	4,750	297,825
EMC Corp. (a)	16,400	344,236
International Business Machines Corp.	2,340	409,570
NetApp, Inc. (a)	15,270	518,264
Riverbed Technology, Inc. (a)	7,530	150,299
Teradata Corp. (a)	6,658	356,403

		3,612,752

Diversified Financial — 6.1%
American Express Co.	7,170	321,933
The Charles Schwab Corp.	40,691	458,588
Citigroup, Inc.	11,066	283,511
Discover Financial Services	6,380	146,357
IntercontinentalExchange, Inc. (a)	2,110	249,529
JP Morgan Chase & Co.	30,570	920,768
Morgan Stanley	17,300	233,550
The NASDAQ OMX Group, Inc. (a)	10,780	249,449

		2,863,685

Electric — 3.0%
Exelon Corp.	6,850	291,878
NextEra Energy, Inc.	11,500	621,230
PPL Corp.	17,920	511,437

		1,424,545

Electronics — 0.3%
Thomas & Betts Corp. (a)	3,290	131,304

Foods — 4.7%
ConAgra Foods, Inc.	12,270	297,179
Kraft Foods, Inc. Class A	13,070	438,891
Nestle SA Sponsored ADR (Switzerland)	7,865	433,362
Ralcorp Holdings, Inc. (a)	4,280	328,319
Unilever PLC Sponsored ADR (United Kingdom)	23,160	722,360

		2,220,111

Forest Products & Paper — 0.5%
International Paper Co.	9,100	211,575

Health Care – Products — 4.9%
Baxter International, Inc.	10,760	604,066
Boston Scientific Corp. (a)	33,700	199,167
Covidien PLC	9,070	399,987
Medtronic, Inc.	15,900	528,516
St. Jude Medical, Inc.	6,130	221,845
Zimmer Holdings, Inc. (a)	6,000	321,000

		2,274,581

Health Care – Services — 1.2%
CIGNA Corp.	8,890	372,846
HCA Holdings, Inc. (a)	8,260	166,522

		539,368

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.3%
Toll Brothers, Inc. (a)	9,498	$137,056

Household Products — 0.8%
Kimberly-Clark Corp.	5,580	396,236

Insurance — 2.2%
The Chubb Corp.	2,930	175,771
The Hartford Financial Services Group, Inc.	11,640	187,870
Lincoln National Corp.	8,060	125,978
MetLife, Inc.	20,054	561,712

		1,051,331

Internet — 4.9%
Amazon.com, Inc. (a)	1,960	423,811
eBay, Inc. (a)	21,900	645,831
F5 Networks, Inc. (a)	2,260	160,573
Google, Inc. Class A (a)	2,075	1,067,338

		2,297,553

Iron & Steel — 0.7%
Nucor Corp.	10,537	333,391

Leisure Time — 0.4%
Carnival Corp.	5,530	167,559

Lodging — 0.4%
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	22,930	190,548

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	1,560	115,190
Ingersoll-Rand PLC	8,500	238,765

		353,955

Machinery – Diversified — 0.5%
Cummins, Inc.	2,780	227,015

Manufacturing — 2.2%
Dover Corp.	4,920	229,272
General Electric Co.	42,820	652,577
Tyco International Ltd.	4,080	166,260

		1,048,109

Media — 1.9%
CBS Corp. Class B	12,650	257,807
DIRECTV Class A (a)	8,530	360,392
The Walt Disney Co.	8,500	256,360

		874,559

Oil & Gas — 8.8%
Anadarko Petroleum Corp.	11,658	735,038
Apache Corp.	8,400	674,016
Chesapeake Energy Corp.	20,900	533,995
Chevron Corp.	7,970	737,384
Ensco PLC Sponsored ADR (United Kingdom)	5,850	236,516
EOG Resources, Inc.	1,100	78,111
Exxon Mobil Corp.	8,800	639,144

	Number of Shares	Value
Hess Corp.	5,370	$281,710
Occidental Petroleum Corp.	2,960	211,640

		4,127,554

Oil & Gas Services — 4.0%
Halliburton Co.	17,327	528,820
National Oilwell Varco, Inc.	7,600	389,272
Schlumberger Ltd.	13,912	830,964
Weatherford International Ltd. (a)	9,800	119,658

		1,868,714

Pharmaceuticals — 6.4%
Express Scripts, Inc. (a)	7,300	270,611
Medco Health Solutions, Inc. (a)	3,900	182,871
Merck & Co., Inc.	10,000	327,100
Pfizer, Inc.	72,100	1,274,728
Sanofi ADR (France)	16,240	532,672
Warner Chilcott PLC Class A (a)	13,530	193,479
Watson Pharmaceuticals, Inc. (a)	3,330	227,272

		3,008,733

Pipelines — 0.6%
TransCanada Corp.	6,430	260,351

Retail — 4.5%
Lowe’s Cos., Inc.	22,400	433,216
Macy’s, Inc.	13,240	348,477
McDonald’s Corp.	4,510	396,068
PVH Corp.	2,970	172,973
Target Corp.	12,191	597,846
Walgreen Co.	5,500	180,895

		2,129,475

Semiconductors — 1.9%
Advanced Micro Devices, Inc. (a)	24,800	125,984
Intel Corp.	34,800	742,284

		868,268

Software — 5.9%
Autodesk, Inc. (a)	9,900	275,022
BMC Software, Inc. (a)	2,030	78,277
Electronic Arts, Inc. (a)	15,810	323,314
Informatica Corp. (a)	3,970	162,572
Intuit, Inc. (a)	5,600	265,664
Microsoft Corp.	44,327	1,103,299
Oracle Corp.	14,370	412,994
VMware, Inc. Class A (a)	1,698	136,485

		2,757,627

Telecommunications — 4.6%
American Tower Corp. Class A (a)	4,200	225,960
AT&T, Inc.	24,020	685,050
Cisco Systems, Inc.	42,100	652,129
Juniper Networks, Inc. (a)	10,000	172,600
Qualcomm, Inc.	8,150	396,335

		2,132,074

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.4%
United Parcel Service, Inc. Class B	10,600	$669,390

TOTAL COMMON STOCK (Cost $50,954,419)		46,352,897

TOTAL EQUITIES (Cost $50,954,419)		46,352,897

MUTUAL FUNDS — 0.1%
Diversified Financial — 0.1%
S&P 500 SPDR ETF Trust	280	31,688

TOTAL MUTUAL FUNDS (Cost $33,939)		31,688

TOTAL LONG-TERM INVESTMENTS (Cost $50,988,358)		46,384,585

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$768,794	768,794

TOTAL SHORT-TERM INVESTMENTS (Cost $768,794)		768,794

TOTAL INVESTMENTS — 100.7% (Cost $51,757,152) (c)		47,153,379

Other Assets/(Liabilities) — (0.7)%		(307,991)

NET ASSETS — 100.0%		$46,845,388

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $768,795. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 12/25/24, and an aggregate market value, including accrued interest, of $786,969.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 94.4%
Advertising — 0.2%
Omnicom Group, Inc.	34,700	$1,278,348

Aerospace & Defense — 1.4%
The Boeing Co.	21,500	1,300,965
United Technologies Corp.	98,100	6,902,316

		8,203,281

Apparel — 2.1%
Nike, Inc. Class B	71,600	6,122,516
Ralph Lauren Corp.	47,000	6,095,900

		12,218,416

Auto Manufacturers — 0.0%
General Motors Co. (a)	9,500	191,710

Automotive & Parts — 0.5%
Johnson Controls, Inc.	111,000	2,927,070

Banks — 1.0%
Northern Trust Corp.	21,700	759,066
State Street Corp.	43,900	1,411,824
U.S. Bancorp	96,200	2,264,548
Wells Fargo & Co.	61,300	1,478,556

		5,913,994

Beverages — 0.3%
The Coca-Cola Co.	8,600	581,016
Hansen Natural Corp. (a)	9,800	855,442

		1,436,458

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	28,300	1,812,898
Amgen, Inc.	100	5,495
Biogen Idec, Inc. (a)	36,800	3,427,920
Celgene Corp. (a)	122,200	7,566,624
Vertex Pharmaceuticals, Inc. (a)	17,200	766,088

		13,579,025

Chemicals — 3.9%
Air Products & Chemicals, Inc.	41,900	3,199,903
Ecolab, Inc.	5,800	283,562
Monsanto Co.	53,300	3,200,132
Potash Corp. of Saskatchewan, Inc.	76,800	3,319,296
Praxair, Inc.	133,800	12,507,624

		22,510,517

Coal — 0.6%
Peabody Energy Corp.	96,100	3,255,868

Commercial Services — 5.3%
Automatic Data Processing, Inc.	1,500	70,725
MasterCard, Inc. Class A	43,000	13,637,880
McKesson Corp.	132,100	9,603,670

	Number of Shares	Value
Visa, Inc. Class A	86,800	$7,440,496
Western Union Co.	100	1,529

		30,754,300

Computers — 11.0%
Accenture PLC Class A	115,900	6,105,612
Apple, Inc. (a)	130,400	49,705,872
EMC Corp. (a)	243,700	5,115,263
International Business Machines Corp.	14,300	2,502,929
NetApp, Inc. (a)	100	3,394

		63,433,070

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.	1,200	75,816

Distribution & Wholesale — 2.5%
Fastenal Co.	229,200	7,627,776
Fossil, Inc. (a)	34,800	2,820,888
W.W. Grainger, Inc.	25,100	3,753,454

		14,202,118

Diversified Financial — 5.6%
American Express Co.	167,500	7,520,750
Ameriprise Financial, Inc.	46,400	1,826,304
The Charles Schwab Corp.	5,300	59,731
CME Group, Inc.	3,200	788,480
Credit Suisse Group (a)	2,400	62,278
Franklin Resources, Inc.	104,100	9,956,124
The Goldman Sachs Group, Inc.	2,400	226,920
IntercontinentalExchange, Inc. (a)	43,400	5,132,484
Invesco Ltd.	230,100	3,568,851
JP Morgan Chase & Co.	100,500	3,027,060
TD Ameritrade Holding Corp.	28,000	411,740

		32,580,722

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	55,500	2,292,705

Engineering & Construction — 0.1%
McDermott International, Inc. (a)	35,300	379,828

Foods — 0.5%
Whole Foods Market, Inc.	40,400	2,638,524

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	11,800	579,380

Health Care – Products — 1.2%
Baxter International, Inc.	40,100	2,251,214
Covidien PLC	13,900	612,990
Edwards Lifesciences Corp. (a)	11,700	833,976
Intuitive Surgical, Inc. (a)	100	36,428
Stryker Corp.	64,000	3,016,320

		6,750,928

Health Care – Services — 0.8%
Thermo Fisher Scientific, Inc. (a)	55,200	2,795,328
UnitedHealth Group, Inc.	44,900	2,070,788

		4,866,116

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 0.7%
Marsh & McLennan Cos., Inc.	49,000	$1,300,460
Prudential Financial, Inc.	59,700	2,797,542

		4,098,002

Internet — 16.9%
Amazon.com, Inc. (a)	139,700	30,207,331
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	111,300	11,899,083
eBay, Inc. (a)	191,400	5,644,386
Facebook, Inc. (a) (b)	89,629	2,791,683
Facebook, Inc. Class A (a) (b)	21,192	660,069
Google, Inc. Class A (a)	53,800	27,673,644
Liberty Media Corp. – Interactive Class A (a)	150,100	2,216,977
Priceline.com, Inc. (a)	25,500	11,461,230
Tencent Holdings Ltd.	254,900	5,215,909

		97,770,312

Leisure Time — 0.8%
Carnival Corp.	155,900	4,723,770

Lodging — 2.6%
Las Vegas Sands Corp. (a)	139,600	5,352,264
Marriott International, Inc. Class A	177,990	4,848,448
Starwood Hotels & Resorts Worldwide, Inc.	99,700	3,870,354
Wynn Resorts Ltd.	8,600	989,688

		15,060,754

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	15,000	1,107,600
Joy Global, Inc.	36,100	2,251,918

		3,359,518

Machinery – Diversified — 0.7%
Cummins, Inc.	15,900	1,298,394
Deere & Co.	21,900	1,414,083
Roper Industries, Inc.	21,600	1,488,456

		4,200,933

Manufacturing — 4.2%
3M Co.	54,000	3,876,660
Danaher Corp.	431,900	18,113,886
Honeywell International, Inc.	51,900	2,278,929

		24,269,475

Media — 1.1%
DIRECTV Class A (a)	13,300	561,925
Discovery Communications, Inc. Series C (a)	108,700	3,820,805
Time Warner, Inc.	333	9,980
The Walt Disney Co.	74,000	2,231,840

		6,624,550

Metal Fabricate & Hardware — 1.6%
Precision Castparts Corp.	60,100	9,343,146

	Number of Shares	Value
Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	4,000	$121,800

Oil & Gas — 2.3%
Cimarex Energy Co.	6,600	367,620
Concho Resources, Inc. (a)	31,800	2,262,252
EOG Resources, Inc.	58,600	4,161,186
EQT Corp.	39,100	2,086,376
Exxon Mobil Corp.	1,100	79,893
Occidental Petroleum Corp.	26,800	1,916,200
Range Resources Corp.	45,600	2,665,776

		13,539,303

Oil & Gas Services — 3.5%
Baker Hughes, Inc.	41,200	1,901,792
Cameron International Corp. (a)	67,100	2,787,334
FMC Technologies, Inc. (a)	56,100	2,109,360
Halliburton Co.	67,900	2,072,308
Schlumberger Ltd.	194,800	11,635,404

		20,506,198

Pharmaceuticals — 2.6%
Allergan, Inc.	60,500	4,983,990
Cardinal Health, Inc.	108,300	4,535,604
Express Scripts, Inc. (a)	143,900	5,334,373
Shire PLC Sponsored ADR (United Kingdom)	2,300	216,039

		15,070,006

Real Estate — 0.2%
CBRE Group, Inc.	87,100	1,172,366

Retail — 6.2%
Bed Bath & Beyond, Inc. (a)	79,600	4,561,876
Chipotle Mexican Grill, Inc. (a)	9,900	2,999,205
Coach, Inc.	57,200	2,964,676
Costco Wholesale Corp.	100	8,212
Dollar Tree, Inc. (a)	6,100	458,171
The Home Depot, Inc.	12,800	420,736
Kohl’s Corp.	1,100	54,010
Limited Brands, Inc.	12,100	465,971
McDonald’s Corp.	67,700	5,945,414
O’Reilly Automotive, Inc. (a)	68,200	4,544,166
Starbucks Corp.	279,400	10,418,826
Tiffany & Co.	23,900	1,453,598
Yum! Brands, Inc.	27,200	1,343,408

		35,638,269

Semiconductors — 1.8%
Altera Corp.	37,700	1,188,681
Broadcom Corp. Class A (a)	180,600	6,012,174
Marvell Technology Group Ltd. (a)	3,200	46,496
Xilinx, Inc.	113,500	3,114,440

		10,361,791

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 0.7%
Autodesk, Inc. (a)	59,400	$1,650,132
Cerner Corp. (a)	200	13,704
Fiserv, Inc. (a)	5,700	289,389
Intuit, Inc. (a)	18,800	891,872
Microsoft Corp.	6,500	161,785
Salesforce.com, Inc. (a)	8,400	959,952

		3,966,834

Telecommunications — 5.2%
American Tower Corp. Class A (a)	218,200	11,739,160
Corning, Inc.	199,000	2,459,640
Juniper Networks, Inc. (a)	174,200	3,006,692
Qualcomm, Inc.	264,000	12,838,320

		30,043,812

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	7,100	231,531
Mattel, Inc.	100	2,589

		234,120

Transportation — 2.9%
C.H. Robinson Worldwide, Inc.	800	54,776
Expeditors International of Washington, Inc.	54,400	2,205,920
FedEx Corp.	103,100	6,977,808
Norfolk Southern Corp.	5,200	317,304
Union Pacific Corp.	85,500	6,982,785

		16,538,593

TOTAL COMMON STOCK (Cost $499,569,466)		546,711,746

TOTAL EQUITIES (Cost $499,569,466)		546,711,746

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,602	1,602

TOTAL MUTUAL FUNDS (Cost $1,602)		1,602

TOTAL LONG-TERM INVESTMENTS (Cost $499,571,068)		546,713,348

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	$7,872,733	7,872,733

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $7,872,733)	$7,872,733

TOTAL INVESTMENTS — 95.8% (Cost $507,443,801) (d)	554,586,081

Other Assets/(Liabilities) — 4.2%	24,602,170

NET ASSETS — 100.0%	$579,188,251

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $7,872,739. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $8,033,864.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Aerospace & Defense — 1.4%
BE Aerospace, Inc. (a)	5,820	$192,700
Goodrich Corp.	5,060	610,641

		803,341

Apparel — 2.8%
Nike, Inc. Class B	10,070	861,086
Ralph Lauren Corp.	5,310	688,707

		1,549,793

Auto Manufacturers — 0.4%
Ford Motor Co. (a)	24,040	232,467

Automotive & Parts — 0.2%
WABCO Holdings, Inc. (a)	3,330	126,074

Banks — 0.6%
PNC Financial Services Group, Inc.	6,850	330,102

Beverages — 4.4%
The Coca-Cola Co.	21,700	1,466,052
Coca-Cola Enterprises, Inc.	14,140	351,803
Hansen Natural Corp. (a)	7,630	666,023

		2,483,878

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	3,280	210,117
Biogen Idec, Inc. (a)	7,740	720,981
Celgene Corp. (a)	5,240	324,461

		1,255,559

Chemicals — 2.7%
Albemarle Corp.	4,080	164,832
E.I. du Pont de Nemours & Co.	14,810	591,956
International Flavors & Fragrances, Inc.	4,360	245,119
Potash Corp. of Saskatchewan, Inc.	11,780	509,131

		1,511,038

Commercial Services — 3.7%
MasterCard, Inc. Class A	2,320	735,811
McKesson Corp.	5,550	403,485
Visa, Inc. Class A	10,700	917,204

		2,056,500

Computers — 9.0%
Accenture PLC Class A	7,010	369,287
Apple, Inc. (a)	8,330	3,175,229
Cognizant Technology Solutions Corp. Class A (a)	5,640	353,628
EMC Corp. (a)	42,820	898,792
NetApp, Inc. (a)	2,740	92,996
Riverbed Technology, Inc. (a)	7,250	144,710

		5,034,642

	Number of Shares	Value
Cosmetics & Personal Care — 0.5%
The Estee Lauder Cos., Inc. Class A	3,410	$299,534

Diversified Financial — 7.1%
Affiliated Managers Group, Inc. (a)	2,900	226,345
American Express Co.	20,740	931,226
Ameriprise Financial, Inc.	11,720	461,299
CME Group, Inc.	660	162,624
Franklin Resources, Inc.	7,770	743,123
IntercontinentalExchange, Inc. (a)	6,310	746,220
JP Morgan Chase & Co.	23,530	708,724

		3,979,561

Electric — 1.7%
The AES Corp. (a)	16,500	161,040
ITC Holdings Corp.	5,320	411,927
Xcel Energy, Inc.	16,140	398,497

		971,464

Electrical Components & Equipment — 0.6%
AMETEK, Inc.	9,570	315,523

Electronics — 1.8%
Agilent Technologies, Inc. (a)	23,680	740,000
Trimble Navigation Ltd. (a)	8,950	300,272

		1,040,272

Engineering & Construction — 0.6%
Fluor Corp.	7,690	357,969

Foods — 1.2%
Kraft Foods, Inc. Class A	19,550	656,489

Gas — 0.4%
NiSource, Inc.	10,860	232,187

Health Care – Products — 0.5%
The Cooper Cos., Inc.	3,600	284,940

Health Care – Services — 0.6%
CIGNA Corp.	7,590	318,325

Household Products — 0.3%
Church & Dwight Co., Inc.	3,750	165,750

Insurance — 0.5%
MetLife, Inc.	10,070	282,061

Internet — 6.8%
Amazon.com, Inc. (a)	5,830	1,260,621
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	2,290	244,824
Check Point Software Technologies Ltd. (a)	10,830	571,391
F5 Networks, Inc. (a)	2,460	174,783
Google, Inc. Class A (a)	2,350	1,208,793
Priceline.com, Inc. (a)	810	364,062

		3,824,474

Iron & Steel — 0.5%
Allegheny Technologies, Inc.	8,320	307,757

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.5%
Las Vegas Sands Corp. (a)	7,220	$276,815

Machinery – Construction & Mining — 1.3%
Joy Global, Inc.	11,440	713,627

Machinery – Diversified — 2.0%
Cummins, Inc.	4,230	345,422
Eaton Corp.	15,990	567,645
Gardner Denver, Inc.	3,470	220,518

		1,133,585

Manufacturing — 0.6%
3M Co.	4,370	313,722

Media — 0.5%
CBS Corp. Class B	15,000	305,700

Metal Fabricate & Hardware — 2.3%
Precision Castparts Corp.	8,180	1,271,663

Mining — 1.5%
Barrick Gold Corp.	7,080	330,282
Yamana Gold, Inc.	36,810	502,825

		833,107

Oil & Gas — 5.4%
Chevron Corp.	14,730	1,362,820
Ensco PLC Sponsored ADR (United Kingdom)	13,820	558,743
Noble Energy, Inc.	7,880	557,904
Plains Exploration & Production Co. (a)	8,640	196,214
SM Energy Co.	5,990	363,293

		3,038,974

Oil & Gas Services — 3.6%
Baker Hughes, Inc.	19,530	901,505
Schlumberger Ltd.	18,370	1,097,240

		1,998,745

Pharmaceuticals — 6.6%
Allergan, Inc.	12,640	1,041,283
AmerisourceBergen Corp.	7,460	278,034
Express Scripts, Inc. (a)	13,810	511,937
Merck & Co., Inc.	7,660	250,558
Perrigo Co.	7,000	679,770
Shire PLC Sponsored ADR (United Kingdom)	5,590	525,069
SXC Health Solutions Corp. (a)	3,380	188,266
Valeant Pharmaceuticals International, Inc.	6,890	255,757

		3,730,674

Real Estate — 0.6%
CBRE Group, Inc. (a)	23,430	315,368

Retail — 6.7%
Abercrombie & Fitch Co. Class A	12,320	758,419
Coach, Inc.	11,150	577,904

	Number of Shares	Value
Costco Wholesale Corp.	12,000	$985,440
Dick’s Sporting Goods, Inc. (a)	6,540	218,828
Limited Brands, Inc.	15,500	596,905
Macy’s, Inc.	11,680	307,418
McDonald’s Corp.	3,430	301,223

		3,746,137

Semiconductors — 3.3%
Altera Corp.	11,030	347,776
Avago Technologies Ltd.	18,840	617,387
Broadcom Corp. Class A (a)	20,420	679,782
Rovi Corp. (a)	5,470	235,100

		1,880,045

Software — 5.0%
Autodesk, Inc. (a)	16,430	456,425
Cerner Corp. (a)	5,790	396,731
Citrix Systems, Inc. (a)	3,820	208,305
Intuit, Inc. (a)	12,280	582,563
Oracle Corp.	35,260	1,013,372
Salesforce.com, Inc. (a)	1,160	132,565

		2,789,961

Telecommunications — 4.6%
American Tower Corp. Class A (a)	20,090	1,080,842
Corning, Inc.	19,100	236,076
Polycom, Inc. (a)	8,880	163,126
Qualcomm, Inc.	23,170	1,126,757

		2,606,801

Transportation — 2.8%
CSX Corp.	55,700	1,039,919
Expeditors International of Washington, Inc.	13,690	555,129

		1,595,048

TOTAL COMMON STOCK (Cost $54,961,931)		54,969,672

TOTAL EQUITIES (Cost $54,961,931)		54,969,672

TOTAL LONG-TERM INVESTMENTS (Cost $54,961,931)		54,969,672

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$1,186,047	1,186,047

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,186,047)	$1,186,047

TOTAL INVESTMENTS — 99.9% (Cost $56,147,978) (c)	56,155,719

Other Assets/(Liabilities) — 0.1%	38,901

NET ASSETS — 100.0%	$56,194,620

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,186,048. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $1,212,821.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Apparel — 3.2%
Nike, Inc. Class B	117,450	$10,043,149

Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc. (a)	99,100	6,348,346
Illumina, Inc. (a)	123,800	5,065,896
Regeneron Pharmaceuticals, Inc. (a)	30,000	1,746,000

		13,160,242

Chemicals — 2.6%
Praxair, Inc.	43,500	4,066,380
Syngenta AG Sponsored ADR (Switzerland)	80,700	4,185,909

		8,252,289

Commercial Services — 11.0%
Apollo Group, Inc. Class A (a)	131,600	5,212,676
MasterCard, Inc. Class A	27,500	8,721,900
Visa, Inc. Class A	242,050	20,748,526

		34,683,102

Computers — 9.3%
Apple, Inc. (a)	63,700	24,281,166
Teradata Corp. (a)	92,100	4,930,113

		29,211,279

Distribution & Wholesale — 1.4%
W.W. Grainger, Inc.	29,900	4,471,246

Diversified Financial — 6.1%
The Charles Schwab Corp.	296,000	3,335,920
CME Group, Inc.	21,000	5,174,400
IntercontinentalExchange, Inc. (a)	91,600	10,832,616

		19,342,936

Health Care – Products — 2.1%
Intuitive Surgical, Inc. (a)	18,400	6,702,752

Internet — 17.8%
Amazon.com, Inc. (a)	66,100	14,292,803
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	99,600	3,203,136
F5 Networks, Inc. (a)	56,500	4,014,325
Google, Inc. Class A (a)	28,350	14,582,673
Netflix, Inc. (a)	23,500	2,659,260
OpenTable, Inc. (a)	27,500	1,265,275
Priceline.com, Inc. (a)	23,650	10,629,729
VeriSign, Inc.	185,500	5,307,155

		55,954,356

Lodging — 1.3%
Las Vegas Sands Corp. (a)	104,500	4,006,530

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	33,400	2,466,256

	Number of Shares	Value
Oil & Gas — 3.1%
EOG Resources, Inc.	85,650	$6,082,007
Southwestern Energy Co. (a)	106,700	3,556,311

		9,638,318

Oil & Gas Services — 4.3%
FMC Technologies, Inc. (a)	113,700	4,275,120
National Oilwell Varco, Inc.	77,100	3,949,062
Schlumberger Ltd.	88,000	5,256,240

		13,480,422

Pharmaceuticals — 7.2%
Allergan, Inc.	161,600	13,312,608
Medco Health Solutions, Inc. (a)	28,700	1,345,743
Novo Nordisk A/S Sponsored ADR (Denmark)	41,200	4,100,224
Perrigo Co.	40,950	3,976,654

		22,735,229

Retail — 5.5%
Lowe’s Cos., Inc.	180,700	3,494,738
Staples, Inc.	288,200	3,833,060
Starbucks Corp.	143,500	5,351,115
Walgreen Co.	136,500	4,489,485

		17,168,398

Semiconductors — 1.3%
ASML Holding NV	117,500	4,058,450

Software — 6.7%
Adobe Systems, Inc. (a)	180,000	4,350,600
Intuit, Inc. (a)	129,200	6,129,248
Salesforce.com, Inc. (a)	93,300	10,662,324

		21,142,172

Telecommunications — 8.6%
Crown Castle International Corp. (a)	175,100	7,121,317
Polycom, Inc. (a)	117,500	2,158,475
Qualcomm, Inc.	364,400	17,720,772

		27,000,564

Transportation — 2.2%
C.H. Robinson Worldwide, Inc.	43,000	2,944,210
Expeditors International of Washington, Inc.	94,700	3,840,085

		6,784,295

TOTAL COMMON STOCK (Cost $252,509,465)		310,301,985

TOTAL EQUITIES (Cost $252,509,465)		310,301,985

TOTAL LONG-TERM INVESTMENTS (Cost $252,509,465)		310,301,985

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$3,957,393	$3,957,393

TOTAL SHORT-TERM INVESTMENTS (Cost $3,957,393)		3,957,393

TOTAL INVESTMENTS — 100.0% (Cost $256,466,858) (c)		314,259,378

Other Assets/(Liabilities) — 0.0%		81,361

NET ASSETS — 100.0%		$314,340,739

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,957,396. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 4/01/25, and an aggregate market value, including accrued interest, of $4,041,353.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Auto Manufacturers — 0.5%
Paccar, Inc.	6,615	$223,719

Beverages — 0.6%
Green Mountain Coffee Roasters, Inc. (a)	2,786	258,931

Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc. (a)	3,365	215,562
Amgen, Inc.	16,777	921,896
Biogen Idec, Inc. (a)	4,401	409,953
Celgene Corp. (a)	8,326	515,546
Illumina, Inc. (a)	2,273	93,011
Life Technologies Corp. (a)	3,292	126,512
Vertex Pharmaceuticals, Inc. (a)	3,774	168,094

		2,450,574

Chemicals — 0.3%
Sigma-Aldrich Corp.	2,205	136,247

Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	2,495	98,827
Automatic Data Processing, Inc.	8,905	419,871
Paychex, Inc.	6,550	172,723

		691,421

Computers — 18.2%
Apple, Inc. (a)	16,832	6,416,022
Cognizant Technology Solutions Corp. Class A (a)	5,507	345,289
Dell, Inc. (a)	33,121	468,662
NetApp, Inc. (a)	6,760	229,434
Research In Motion Ltd. (a)	9,483	192,505
SanDisk Corp. (a)	4,368	176,249
Seagate Technology PLC	7,596	78,087

		7,906,248

Distribution & Wholesale — 0.4%
Fastenal Co.	5,337	177,615

Electronics — 0.6%
Flextronics International Ltd. (a)	13,283	74,783
FLIR Systems, Inc.	2,890	72,394
Garmin Ltd.	3,532	112,212

		259,389

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	1,560	98,608

Environmental Controls — 0.3%
Stericycle, Inc. (a)	1,554	125,439

Foods — 0.5%
Whole Foods Market, Inc.	3,217	210,102

Health Care – Products — 1.0%
Henry Schein, Inc. (a)	1,670	103,557

	Number of Shares	Value
Intuitive Surgical, Inc. (a)	711	$259,003
QIAGEN NV (a)	4,221	58,376

		420,936

Internet — 16.6%
Akamai Technologies, Inc. (a)	3,380	67,194
Amazon.com, Inc. (a)	8,241	1,781,951
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	4,924	526,425
Check Point Software Technologies Ltd. (a)	3,758	198,272
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	2,658	85,481
eBay, Inc. (a)	23,399	690,037
Expedia, Inc.	4,485	115,489
F5 Networks, Inc. (a)	1,468	104,301
Google, Inc. Class A (a)	4,616	2,374,378
Liberty Media Corp. – Interactive Class A (a)	10,357	152,973
Netflix, Inc. (a)	950	107,502
Priceline.com, Inc. (a)	903	405,862
Symantec Corp. (a)	13,676	222,919
VeriSign, Inc.	3,050	87,261
Yahoo!, Inc. (a)	22,925	301,693

		7,221,738

Lodging — 0.6%
Wynn Resorts Ltd.	2,273	261,577

Machinery – Construction & Mining — 0.3%
Joy Global, Inc.	1,897	118,335

Media — 4.6%
Comcast Corp. Class A	37,934	792,821
DIRECTV Class A (a)	13,405	566,361
News Corp. Class A	33,230	514,068
Sirius XM Radio, Inc. (a)	71,435	107,867

		1,981,117

Pharmaceuticals — 3.7%
DENTSPLY International, Inc.	2,548	78,198
Express Scripts, Inc. (a)	8,865	328,626
Gilead Sciences, Inc. (a)	14,003	543,316
Mylan, Inc. (a)	7,732	131,444
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,729	473,773
Warner Chilcott PLC Class A (a)	4,595	65,709

		1,621,066

Retail — 5.2%
Bed Bath & Beyond, Inc. (a)	4,548	260,646
Costco Wholesale Corp.	7,952	653,018
Dollar Tree, Inc. (a)	2,213	166,218
O’Reilly Automotive, Inc. (a)	2,464	164,176
Ross Stores, Inc.	2,127	167,374
Sears Holdings Corp. (a)	1,950	112,164

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Staples, Inc.	12,909	$171,690
Starbucks Corp.	13,569	505,988
Urban Outfitters, Inc. (a)	2,847	63,545

		2,264,819

Semiconductors — 8.8%
Altera Corp.	5,893	185,806
Applied Materials, Inc.	23,862	246,972
Broadcom Corp. Class A (a)	8,736	290,821
Intel Corp.	95,362	2,034,071
KLA-Tencor Corp.	3,039	116,333
Lam Research Corp. (a)	2,253	85,569
Linear Technology Corp.	4,122	113,973
Marvell Technology Group Ltd. (a)	11,066	160,789
Maxim Integrated Products, Inc.	5,347	124,746
Microchip Technology, Inc.	3,448	107,267
Micron Technology, Inc. (a)	18,128	91,365
NVIDIA Corp. (a)	11,013	137,663
Xilinx, Inc.	4,808	131,932

		3,827,307

Software — 19.1%
Activision Blizzard, Inc.	20,711	246,461
Adobe Systems, Inc. (a)	8,966	216,708
Autodesk, Inc. (a)	4,160	115,565
BMC Software, Inc. (a)	3,201	123,431
CA, Inc.	9,161	177,815
Cerner Corp. (a)	3,078	210,904
Citrix Systems, Inc. (a)	3,403	185,566
Electronic Arts, Inc. (a)	6,018	123,068
Fiserv, Inc. (a)	2,558	129,870
Infosys Ltd. Sponsored ADR (India)	1,524	77,831
Intuit, Inc. (a)	5,524	262,058
Microsoft Corp.	152,116	3,786,167
Oracle Corp.	91,840	2,639,482

		8,294,926

Telecommunications — 8.5%
Cisco Systems, Inc.	99,863	1,546,878
NII Holdings, Inc. (a)	3,081	83,033
Qualcomm, Inc.	30,500	1,483,215
Virgin Media, Inc.	5,743	139,842
Vodafone Group PLC Sponsored ADR (United Kingdom)	16,329	418,839

		3,671,807

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	6,207	160,699

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	2,997	205,205
Expeditors International of Washington, Inc.	3,844	155,874

		361,079

		Value

TOTAL COMMON STOCK (Cost $39,450,607)		$42,743,699

TOTAL EQUITIES (Cost $39,450,607)		42,743,699

TOTAL LONG-TERM INVESTMENTS (Cost $39,450,607)		42,743,699

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Discount Notes — 0.2%
U.S. Treasury Bill (b) 0.007% 11/17/11	$35,000	35,000
U.S. Treasury Bill (b) 0.030% 11/17/11	5,000	5,000
U.S. Treasury Bill (b) 0.050% 11/17/11	10,000	9,999
U.S. Treasury Bill (b) 0.065% 11/17/11	30,000	29,997
U.S. Treasury Bill (b) 0.095% 11/17/11	15,000	14,998

		94,994

Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	626,146	626,146

TOTAL SHORT-TERM INVESTMENTS (Cost $721,140)		721,140

TOTAL INVESTMENTS — 100.2% (Cost $40,171,747) (d)		43,464,839

Other Assets/(Liabilities) — (0.2)%		(76,622)

NET ASSETS — 100.0%		$43,388,217

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $626,146. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $638,845.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%

COMMON STOCK — 94.0%
Aerospace & Defense — 5.5%
The Boeing Co.	480,000	$29,044,800

Banks — 5.6%
Wells Fargo & Co.	1,229,300	29,650,716

Commercial Services — 10.9%
Robert Half International, Inc.	1,100,000	23,342,000
Visa, Inc. Class A	400,000	34,288,000

		57,630,000

Computers — 4.8%
Diebold, Inc.	920,400	25,320,204

Diversified Financial — 6.8%
Discover Financial Services	400,000	9,176,000
Franklin Resources, Inc.	280,000	26,779,200

		35,955,200

Electric — 5.6%
Calpine Corp. (a)	2,100,000	29,568,000

Entertainment — 5.0%
Penn National Gaming, Inc. (a)	800,000	26,632,000

Leisure Time — 5.2%
Carnival Corp.	900,000	27,270,000

Lodging — 2.6%
Starwood Hotels & Resorts Worldwide, Inc.	360,000	13,975,200

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	40,000	2,953,600

Manufacturing — 4.6%
Illinois Tool Works, Inc.	586,500	24,398,400

Oil & Gas — 10.5%
Apache Corp.	200,000	16,048,000
Range Resources Corp.	300,000	17,538,000
Ultra Petroleum Corp. (a)	800,000	22,176,000

		55,762,000

Oil & Gas Services — 6.7%
Dresser-Rand Group, Inc. (a)	369,500	14,975,835
National Oilwell Varco, Inc.	400,000	20,488,000

		35,463,835

Retail — 7.2%
Cabela’s, Inc. (a)	1,100,000	22,539,000
CarMax, Inc. (a)	656,000	15,645,600

		38,184,600

Semiconductors — 12.4%
Applied Materials, Inc.	2,450,000	25,357,500
Intel Corp.	1,900,000	40,527,000

		65,884,500

		Value

TOTAL COMMON STOCK (Cost $490,322,531)		$497,693,055

TOTAL EQUITIES (Cost $490,322,531)		497,693,055

TOTAL LONG-TERM INVESTMENTS (Cost $490,322,531)		497,693,055

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$13,400,785	13,400,785

TOTAL SHORT-TERM INVESTMENTS (Cost $13,400,785)		13,400,785

TOTAL INVESTMENTS — 96.5% (Cost $503,723,316) (c)		511,093,840

Other Assets/(Liabilities) — 3.5%		18,713,322

NET ASSETS — 100.0%		$529,807,162

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $13,400,796. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $13,670,836.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Aerospace & Defense — 1.8%
L-3 Communications Holdings, Inc.	16,100	$997,717
Triumph Group, Inc.	25,210	1,228,735

		2,226,452

Agriculture — 1.2%
Lorillard, Inc.	3,700	409,590
Reynolds American, Inc.	31,000	1,161,880

		1,571,470

Apparel — 0.5%
VF Corp.	5,600	680,512

Automotive & Parts — 2.2%
Lear Corp.	64,400	2,762,760

Banks — 5.6%
BB&T Corp.	51,300	1,094,229
Fifth Third Bancorp	178,125	1,799,063
Huntington Bancshares, Inc.	320,000	1,536,000
KeyCorp	266,225	1,578,714
PNC Financial Services Group, Inc.	22,300	1,074,637

		7,082,643

Beverages — 0.3%
Constellation Brands, Inc. Class A (a)	23,875	429,750

Building Materials — 0.6%
Owens Corning, Inc. (a)	34,150	740,372

Chemicals — 1.8%
Agrium, Inc.	14,100	939,906
CF Industries Holdings, Inc.	4,200	518,238
Huntsman Corp.	86,240	833,941

		2,292,085

Commercial Services — 2.4%
Hertz Global Holdings, Inc. (a)	115,525	1,028,172
McKesson Corp.	14,700	1,068,690
Weight Watchers International, Inc.	15,250	888,313

		2,985,175

Computers — 1.5%
Cadence Design Systems, Inc. (a)	70,825	654,423
Western Digital Corp. (a)	49,325	1,268,639

		1,923,062

Diversified Financial — 5.4%
Discover Financial Services	92,500	2,121,950
Invesco Ltd.	71,475	1,108,577
NYSE Euronext	19,600	455,504
Raymond James Financial, Inc.	48,325	1,254,517
SLM Corp.	148,425	1,847,891

		6,788,439

	Number of Shares	Value
Electric — 6.6%
CMS Energy Corp.	88,250	$1,746,468
Edison International	29,200	1,116,900
FirstEnergy Corp.	51,925	2,331,952
PPL Corp.	71,775	2,048,458
SCANA Corp.	28,300	1,144,735

		8,388,513

Electronics — 0.9%
Jabil Circuit, Inc.	63,400	1,127,886

Engineering & Construction — 1.0%
KBR, Inc.	53,770	1,270,585

Foods — 4.4%
ConAgra Foods, Inc.	46,300	1,121,386
Corn Products International, Inc.	24,000	941,760
The Kroger Co.	24,700	542,412
Smithfield Foods, Inc. (a)	64,150	1,250,925
The Hain Celestial Group, Inc. (a)	56,250	1,718,437

		5,574,920

Forest Products & Paper — 1.4%
International Paper Co.	41,000	953,250
MeadWestvaco Corp.	34,000	835,040

		1,788,290

Gas — 5.3%
AGL Resources, Inc.	29,300	1,193,682
Atmos Energy Corp.	34,600	1,122,770
Energen Corp.	37,150	1,519,063
NiSource, Inc.	134,600	2,877,748

		6,713,263

Health Care – Products — 2.1%
C.R. Bard, Inc.	11,900	1,041,726
Zimmer Holdings, Inc. (a)	29,275	1,566,212

		2,607,938

Health Care – Services — 4.2%
CIGNA Corp.	39,800	1,669,212
Health Management Associates, Inc. Class A (a)	189,375	1,310,475
Health Net, Inc. (a)	56,625	1,342,579
Quest Diagnostics, Inc.	21,100	1,041,496

		5,363,762

Household Products — 0.7%
Avery Dennison Corp.	36,100	905,388

Insurance — 6.5%
The Hartford Financial Services Group, Inc.	25,425	410,360
Lincoln National Corp.	60,250	941,707
Marsh & McLennan Cos., Inc.	76,575	2,032,300
Mercury General Corp.	26,900	1,031,615
Reinsurance Group of America, Inc. Class A	20,700	951,165

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unum Group	47,600	$997,696
XL Group PLC	100,200	1,883,760

		8,248,603

Internet — 2.3%
Symantec Corp. (a)	103,175	1,681,752
ValueClick, Inc. (a)	82,300	1,280,588

		2,962,340

Iron & Steel — 0.7%
Reliance Steel & Aluminum Co.	26,600	904,666

Leisure Time — 0.9%
Harley-Davidson, Inc.	32,750	1,124,308

Lodging — 0.4%
Wyndham Worldwide Corp.	15,875	452,596

Machinery – Diversified — 0.8%
Eaton Corp.	30,050	1,066,775

Manufacturing — 1.6%
Parker Hannifin Corp.	15,200	959,576
Pentair, Inc.	33,775	1,081,138

		2,040,714

Media — 0.5%
CBS Corp. Class B	30,525	622,100

Metal Fabricate & Hardware — 0.9%
The Timken Co.	33,025	1,083,881

Mining — 1.3%
Alcoa, Inc.	61,075	584,488
Yamana Gold, Inc.	82,200	1,122,852

		1,707,340

Office Equipment/Supplies — 0.6%
Xerox Corp.	116,400	811,308

Oil & Gas — 3.9%
Chesapeake Energy Corp.	35,600	909,580
Denbury Resources, Inc. (a)	105,700	1,215,550
Murphy Oil Corp.	19,500	861,120
Nexen, Inc.	55,400	858,146
Western Refining, Inc. (a)	87,725	1,093,053

		4,937,449

Oil & Gas Services — 2.7%
Oil States International, Inc. (a)	25,525	1,299,733
Superior Energy Services, Inc. (a)	45,025	1,181,456
Tidewater, Inc.	22,000	925,100

		3,406,289

Pharmaceuticals — 2.3%
Cardinal Health, Inc.	41,775	1,749,537
Herbalife Ltd.	22,325	1,196,620

		2,946,157

Real Estate Investment Trusts (REITS) — 6.5%
Annaly Capital Management, Inc.	106,400	1,769,432

	Number of Shares	Value
BioMed Realty Trust, Inc.	63,875	$1,058,409
CBL & Associates Properties, Inc.	109,300	1,241,648
Duke Realty Corp.	93,000	976,500
DuPont Fabros Technology, Inc.	33,525	660,107
Home Properties, Inc.	26,450	1,501,302
Hospitality Properties Trust	47,700	1,012,671

		8,220,069

Retail — 8.1%
Foot Locker, Inc.	36,100	725,249
The Gap, Inc.	61,200	993,888
Kohl’s Corp.	22,800	1,119,480
Limited Brands, Inc.	17,300	666,223
Macy’s, Inc.	95,250	2,506,980
Nu Skin Enterprises, Inc. Class A	19,800	802,296
Pier 1 Imports, Inc. (a)	98,075	959,174
PVH Corp.	23,310	1,357,574
Signet Jewelers Ltd. (a)	34,475	1,165,255

		10,296,119

Savings & Loans — 1.0%
First Niagara Financial Group, Inc.	137,650	1,259,498

Semiconductors — 1.8%
Atmel Corp. (a)	141,150	1,139,081
KLA-Tencor Corp.	28,800	1,102,464

		2,241,545

Software — 1.2%
CA, Inc.	51,100	991,851
Electronic Arts, Inc. (a)	24,525	501,536

		1,493,387

Telecommunications — 1.2%
Alcatel-Lucent Sponsored ADR (France) (a)	337,700	955,691
CenturyLink, Inc.	15,300	506,736

		1,462,427

Toys, Games & Hobbies — 0.9%
Mattel, Inc.	43,800	1,133,982

Transportation — 1.2%
Ryder System, Inc.	40,000	1,500,400

Water — 1.5%
American Water Works Co., Inc.	63,500	1,916,430

TOTAL COMMON STOCK (Cost $140,860,321)		125,061,648

TOTAL EQUITIES (Cost $140,860,321)		125,061,648

TOTAL LONG-TERM INVESTMENTS (Cost $140,860,321)		125,061,648

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$2,100,359	$2,100,359

TOTAL SHORT-TERM INVESTMENTS (Cost $2,100,359)		2,100,359

TOTAL INVESTMENTS — 100.4% (Cost $142,960,680) (c)		127,162,007

Other Assets/(Liabilities) — (0.4)%		(516,785)

NET ASSETS — 100.0%		$126,645,222

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,100,360. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 4/01/25, and an aggregate market value, including accrued interest, of $2,144,521.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Apparel — 1.3%
Ascena Retail Group, Inc. (a)	26,500	$717,355
Skechers U.S.A., Inc. Class A (a)	27,500	385,825

		1,103,180

Auto Manufacturers — 1.2%
Oshkosh Corp. (a)	64,700	1,018,378

Automotive & Parts — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	125,900	960,617

Banks — 7.4%
Center Financial Corp. (a)	42,100	197,449
First Midwest Bancorp, Inc.	70,000	512,400
Hancock Holding Co.	17,000	455,260
International Bancshares Corp.	54,000	710,100
MB Financial, Inc.	28,900	425,408
Nara Bancorp, Inc. (a)	35,500	215,485
Northwest Bancshares, Inc.	76,700	913,497
Prosperity Bancshares, Inc.	35,800	1,169,944
Synovus Financial Corp.	562,400	601,768
Webster Financial Corp.	44,800	685,440
Westamerica Bancorp.	5,900	226,088

		6,112,839

Biotechnology — 1.0%
Charles River Laboratories International, Inc. (a)	28,700	821,394

Building Materials — 3.0%
Comfort Systems USA, Inc.	64,400	535,808
Gibraltar Industries, Inc. (a)	61,006	495,369
Simpson Manufacturing Co., Inc.	37,900	944,847
Trex Co., Inc. (a)	31,100	498,533

		2,474,557

Chemicals — 1.3%
PolyOne Corp.	96,700	1,035,657

Commercial Services — 6.9%
Aaron’s, Inc.	23,950	604,737
Arbitron, Inc.	33,100	1,094,948
Korn/Ferry International (a)	60,600	738,714
MAXIMUS, Inc.	28,400	991,160
RSC Holdings, Inc. (a)	129,800	925,474
Towers Watson & Co. Class A	9,500	567,910
Valassis Communications, Inc. (a)	42,100	788,954

		5,711,897

Computers — 3.5%
Diebold, Inc.	26,900	740,019
Mentor Graphics Corp. (a)	120,200	1,156,324
Mercury Computer Systems, Inc. (a)	40,800	469,200

	Number of Shares	Value
MTS Systems Corp.	17,600	$539,264

		2,904,807

Distribution & Wholesale — 1.3%
United Stationers, Inc.	38,000	1,035,500

Diversified Financial — 1.3%
Federated Investors, Inc. Class B	29,700	520,641
Janus Capital Group, Inc.	98,000	588,000

		1,108,641

Electric — 1.6%
Unisource Energy Corp.	21,200	765,108
Westar Energy, Inc.	21,300	562,746

		1,327,854

Electrical Components & Equipment — 2.4%
Belden, Inc.	45,900	1,183,761
Littelfuse, Inc.	20,300	816,263

		2,000,024

Electronics — 5.5%
Coherent, Inc. (a)	10,100	433,896
Faro Technologies, Inc. (a)	16,900	533,195
Gentex Corp.	38,000	913,900
Park Electrochemical Corp.	33,000	705,210
Plexus Corp. (a)	43,400	981,708
Vishay Intertechnology, Inc. (a)	121,700	1,017,412

		4,585,321

Engineering & Construction — 0.8%
Insituform Technologies, Inc. Class A (a)	58,100	672,798

Entertainment — 0.4%
Bally Technologies, Inc. (a)	12,000	323,760

Foods — 0.9%
Ralcorp Holdings, Inc. (a)	10,100	774,771

Forest Products & Paper — 0.9%
Deltic Timber Corp.	13,000	775,840

Gas — 2.6%
Atmos Energy Corp.	17,500	567,875
New Jersey Resources Corp.	10,300	438,471
UGI Corp.	25,900	680,393
WGL Holdings, Inc.	11,700	457,119

		2,143,858

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	18,800	853,144

Health Care – Products — 0.4%
Haemonetics Corp. (a)	6,000	350,880

Health Care – Services — 3.3%
AmSurg Corp. (a)	34,100	767,250
HEALTHSOUTH Corp. (a)	68,300	1,019,719
ICON PLC Sponsored ADR (Ireland) (a)	60,500	972,840

		2,759,809

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 1.0%
Whirlpool Corp.	17,000	$848,470

Household Products — 0.4%
Acco Brands Corp. (a)	77,200	368,244

Insurance — 6.8%
Alleghany Corp. (a)	1,458	420,633
Assured Guaranty Ltd.	31,900	350,581
Delphi Financial Group, Inc. Class A	41,200	886,624
Platinum Underwriters Holdings Ltd.	20,700	636,525
Primerica, Inc.	32,900	709,324
ProAssurance Corp.	15,000	1,080,300
Reinsurance Group of America, Inc. Class A	20,500	941,975
White Mountains Insurance Group Ltd.	1,400	568,050

		5,594,012

Internet — 0.7%
Websense, Inc. (a)	32,800	567,440

Investment Companies — 0.9%
Ares Capital Corp.	55,300	761,481

Leisure Time — 0.9%
Brunswick Corp.	51,700	725,868

Lodging — 0.6%
Choice Hotels International, Inc.	16,700	496,324

Machinery – Construction & Mining — 1.0%
Terex Corp. (a)	79,200	812,592

Machinery – Diversified — 3.3%
Albany International Corp. Class A	41,200	751,900
Cognex Corp.	33,300	902,763
Flowserve Corp.	7,400	547,600
Zebra Technologies Corp. Class A (a)	18,000	556,920

		2,759,183

Manufacturing — 4.8%
Acuity Brands, Inc.	9,100	327,964
AptarGroup, Inc.	13,500	603,045
Carlisle Cos., Inc.	42,400	1,351,712
ESCO Technologies, Inc.	26,200	668,100
Koppers Holdings, Inc.	14,400	368,784
Matthews International Corp. Class A	21,400	658,264

		3,977,869

Media — 0.7%
John Wiley & Sons, Inc. Class A	12,100	537,482

Metal Fabricate & Hardware — 1.4%
Mueller Industries, Inc.	29,200	1,126,828

Office Furnishings — 1.0%
Herman Miller, Inc.	46,400	828,704

Oil & Gas — 2.4%
EXCO Resources, Inc.	61,700	661,424
GeoResources, Inc. (a)	25,000	444,750

	Number of Shares	Value
Penn Virginia Corp.	36,800	$204,976
Plains Exploration & Production Co. (a)	15,000	340,650
Whiting Petroleum Corp. (a)	10,000	350,800

		2,002,600

Oil & Gas Services — 0.7%
SEACOR Holdings, Inc.	7,600	609,596

Packaging & Containers — 0.4%
Greif, Inc. Class A	7,100	304,519

Real Estate Investment Trusts (REITS) — 0.9%
DiamondRock Hospitality Co.	60,334	421,735
Mack-Cali Realty Corp.	10,800	288,900

		710,635

Retail — 7.7%
Cabela’s, Inc. (a)	50,300	1,030,647
Casey’s General Stores, Inc.	17,700	772,605
The Cato Corp. Class A	46,000	1,037,760
CEC Entertainment, Inc.	17,821	507,364
Fred’s, Inc. Class A	52,400	558,584
The Men’s Wearhouse, Inc.	42,000	1,095,360
Sonic Corp. (a)	62,100	439,047
Stage Stores, Inc.	68,600	951,482

		6,392,849

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	40,960	374,784

Semiconductors — 2.5%
Brooks Automation, Inc.	123,100	1,003,265
Maxim Integrated Products, Inc.	46,400	1,082,512

		2,085,777

Software — 1.5%
Fiserv, Inc. (a)	24,300	1,233,711

Storage & Warehousing — 1.3%
Mobile Mini, Inc. (a)	63,200	1,039,008

Textiles — 0.6%
G&K Services, Inc. Class A	19,900	508,246

Toys, Games & Hobbies — 1.7%
Mattel, Inc.	54,800	1,418,772

Transportation — 4.2%
Bristow Group, Inc.	12,100	513,403
Forward Air Corp.	42,000	1,068,900
Genesee & Wyoming, Inc. Class A (a)	19,000	883,880
Kirby Corp. (a)	19,500	1,026,480

		3,492,663

Trucking & Leasing — 0.9%
GATX Corp.	24,800	768,552

TOTAL COMMON STOCK (Cost $89,105,381)		81,201,735

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

		Value
TOTAL EQUITIES (Cost $89,105,381)		$81,201,735

TOTAL LONG-TERM INVESTMENTS (Cost $89,105,381)		81,201,735

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$1,450,690	1,450,690

TOTAL SHORT-TERM INVESTMENTS (Cost $1,450,690)		1,450,690

TOTAL INVESTMENTS — 99.7% (Cost $90,556,071) (c)		82,652,425

Other Assets/(Liabilities) — 0.3%		226,342

NET ASSETS — 100.0%		$82,878,767

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,450,692. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 4/01/25, and an aggregate market value, including accrued interest, of $1,484,825.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.3%
Aerospace & Defense — 1.9%
AAR Corp.	25,600	$426,752
Curtiss-Wright Corp.	29,740	857,404
Ducommun, Inc.	44,000	659,120
Esterline Technologies Corp. (a)	13,645	707,357
Kaman Corp.	43,900	1,222,615
Kratos Defense & Security Solutions, Inc. (a)	204,460	1,373,971
Moog, Inc. Class A (a)	19,248	627,870
Teledyne Technologies, Inc. (a)	13,600	664,496
Triumph Group, Inc.	27,750	1,352,535

		7,892,120

Agriculture — 0.2%
Alliance One International, Inc. (a)	393,330	959,725

Airlines — 1.1%
Alaska Air Group, Inc. (a)	52,100	2,932,709
JetBlue Airways Corp. (a)	233,340	956,694
US Airways Group, Inc. (a)	161,425	887,838

		4,777,241

Apparel — 0.1%
K-Swiss, Inc. Class A (a)	149,605	635,821

Automotive & Parts — 0.7%
Cooper Tire & Rubber Co.	110,015	1,198,063
Spartan Motors, Inc.	109,735	453,206
Tenneco, Inc. (a)	33,775	864,978
Titan International, Inc.	39,655	594,825

		3,111,072

Banks — 7.0%
City Holding Co.	33,270	897,957
Columbia Banking System, Inc.	44,700	640,104
East West Bancorp, Inc.	168,025	2,505,253
F.N.B. Corp.	156,630	1,342,319
First Commonwealth Financial Corp.	264,900	980,130
FirstMerit Corp.	81,012	920,296
Glacier Bancorp, Inc.	122,000	1,143,140
Home Bancshares, Inc.	79,700	1,691,234
IBERIABANK Corp.	18,875	888,258
Independent Bank Corp.	52,765	1,147,111
National Penn Bancshares, Inc.	182,760	1,281,148
Northwest Bancshares, Inc.	84,030	1,000,797
Old National Bancorp	136,990	1,276,747
Prosperity Bancshares, Inc.	27,790	908,177
Sandy Spring Bancorp, Inc.	38,800	567,644
Signature Bank (a)	33,200	1,584,636
Susquehanna Bancshares, Inc.	211,895	1,159,066
SVB Financial Group (a)	64,700	2,393,900
Trustmark Corp.	95,613	1,735,376

	Number of Shares	Value
Umpqua Holdings Corp.	212,390	$1,866,908
United Bankshares, Inc.	23,500	472,115
Webster Financial Corp.	63,485	971,320
Wintrust Financial Corp.	67,000	1,729,270

		29,102,906

Biotechnology — 0.2%
Exelixis, Inc. (a)	146,600	800,436

Building Materials — 1.4%
Comfort Systems USA, Inc.	81,800	680,576
Drew Industries, Inc.	85,500	1,708,290
Gibraltar Industries, Inc. (a)	106,500	864,780
Interline Brands, Inc. (a)	52,145	671,106
Quanex Building Products Corp.	64,500	706,275
Universal Forest Products, Inc.	44,900	1,079,845

		5,710,872

Chemicals — 2.3%
American Vanguard Corp.	83,100	927,396
Arch Chemicals, Inc.	31,800	1,492,056
Georgia Gulf Corp. (a)	41,500	573,945
Innospec, Inc. (a)	96,000	2,324,160
Intrepid Potash, Inc. (a)	26,000	646,620
Minerals Technologies, Inc.	37,295	1,837,525
OM Group, Inc. (a)	25,470	661,456
The Valspar Corp.	28,200	880,122

		9,343,280

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	64,100	1,086,495

Commercial Services — 5.9%
Aaron’s, Inc.	248,250	6,268,312
Deluxe Corp.	56,315	1,047,459
Electro Rent Corp.	123,100	1,700,011
Exponent, Inc. (a)	18,810	777,417
FTI Consulting, Inc. (a)	32,600	1,200,006
Global Payments, Inc.	24,500	989,555
Healthspring, Inc. (a)	27,450	1,000,827
Kforce, Inc. (a)	121,050	1,187,501
Landauer, Inc.	21,400	1,060,156
McGrath Rentcorp	107,000	2,545,530
Navigant Consulting, Inc. (a)	112,200	1,040,094
On Assignment, Inc. (a)	155,000	1,095,850
Pharmaceutical Product Development, Inc.	35,300	905,798
PHH Corp. (a)	61,300	985,704
Rent-A-Center, Inc.	52,735	1,447,576
Service Corp. International	91,295	836,262
Startek, Inc. (a)	83,536	238,078

		24,326,136

Computers — 0.5%
LivePerson, Inc. (a)	61,425	611,179

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MTS Systems Corp.	23,040	$705,945
Xyratex Ltd.	61,800	572,886

		1,890,010

Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc. (a)	179,000	2,862,210
Owens & Minor, Inc.	131,000	3,730,880
Pool Corp.	69,000	1,806,420

		8,399,510

Diversified Financial — 2.7%
Eaton Vance Corp.	29,327	653,112
GFI Group, Inc.	342,500	1,376,850
Jefferies Group, Inc.	44,400	551,004
JMP Group, Inc.	62,300	361,963
Knight Capital Group, Inc. Class A (a)	162,200	1,972,352
Lazard Ltd. Class A	35,210	742,931
Ocwen Financial Corp. (a)	81,110	1,071,463
Piper Jaffray Cos., Inc. (a)	23,300	417,769
Raymond James Financial, Inc.	37,603	976,174
Stifel Financial Corp. (a)	111,825	2,970,072

		11,093,690

Electric — 4.9%
Avista Corp.	102,295	2,439,736
Black Hills Corp.	34,700	1,063,208
Cleco Corp.	129,450	4,419,423
El Paso Electric Co.	112,925	3,623,763
IDACORP, Inc.	38,690	1,461,708
NorthWestern Corp.	44,200	1,411,748
Pike Electric Corp. (a)	107,040	724,661
PNM Resources, Inc.	41,100	675,273
Portland General Electric Co.	104,775	2,482,120
TECO Energy, Inc.	104,660	1,792,826

		20,094,466

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc. (a)	99,400	856,828
Belden, Inc.	62,900	1,622,191
EnerSys (a)	28,700	574,574
Littelfuse, Inc.	44,400	1,785,324

		4,838,917

Electronics — 2.3%
Analogic Corp.	21,900	994,479
Checkpoint Systems, Inc. (a)	38,998	529,593
CTS Corp.	53,930	438,451
Cymer, Inc. (a)	41,700	1,550,406
Electro Scientific Industries, Inc. (a)	56,100	667,029
Itron, Inc. (a)	13,300	392,350
Methode Electronics, Inc.	48,000	356,640
Multi-Fineline Electronix, Inc. (a)	29,765	593,514
Newport Corp. (a)	78,000	843,180
Pulse Electronics Corp.	139,610	399,285
Thomas & Betts Corp. (a)	20,820	830,926
Woodward, Inc.	71,700	1,964,580

		9,560,433

	Number of Shares	Value
Engineering & Construction — 0.6%
Insituform Technologies, Inc. Class A (a)	150,325	$1,740,764
Sterling Construction Co., Inc. (a)	24,000	268,080
URS Corp. (a)	19,300	572,438

		2,581,282

Entertainment — 0.3%
Ascent Media Corp. Series A (a)	30,100	1,183,532

Environmental Controls — 1.2%
Calgon Carbon Corp. (a)	82,540	1,202,608
Mine Safety Appliances Co.	40,100	1,081,096
Waste Connections, Inc.	83,150	2,812,133

		5,095,837

Foods — 1.0%
Nash Finch Co.	46,000	1,238,780
Spartan Stores, Inc.	48,140	745,207
TreeHouse Foods, Inc. (a)	32,805	2,028,661

		4,012,648

Forest Products & Paper — 1.9%
Clearwater Paper Corp. (a)	56,200	1,909,676
Deltic Timber Corp.	37,400	2,232,032
KapStone Paper and Packaging Corp. (a)	51,645	717,349
Potlatch Corp.	72,000	2,269,440
Wausau Paper Corp.	112,000	715,680

		7,844,177

Gas — 1.4%
AGL Resources, Inc.	30,180	1,229,533
South Jersey Industries, Inc.	19,597	974,951
Southwest Gas Corp.	50,500	1,826,585
Vectren Corp.	35,000	947,800
WGL Holdings, Inc.	24,784	968,311

		5,947,180

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	33,700	1,222,636
Snap-on, Inc.	15,400	683,760

		1,906,396

Health Care – Products — 1.5%
Alere, Inc. (a)	30,620	601,683
AngioDynamics, Inc. (a)	61,600	809,424
Cantel Medical Corp.	15,900	335,808
Meridian Bioscience, Inc.	38,365	603,865
Merit Medical Systems, Inc. (a)	34,021	447,036
PSS World Medical, Inc. (a)	19,900	391,831
Quidel Corp. (a)	65,700	1,075,509
West Pharmaceutical Services, Inc.	52,100	1,932,910

		6,198,066

Health Care – Services — 2.1%
Amedisys, Inc. (a)	19,100	283,062

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AMERIGROUP Corp. (a)	24,800	$967,448
Covance, Inc. (a)	25,235	1,146,931
Coventry Health Care, Inc. (a)	34,630	997,690
HEALTHSOUTH Corp. (a)	41,940	626,164
Healthways, Inc. (a)	29,130	286,348
Magellan Health Services, Inc. (a)	22,220	1,073,226
MEDNAX, Inc. (a)	15,999	1,002,178
National Healthcare Corp.	38,700	1,250,010
Triple-S Management Corp. Class B (a)	58,800	984,900

		8,617,957

Home Builders — 0.6%
M/I Homes, Inc. (a)	47,400	284,874
Meritage Home Corp. (a)	99,900	1,512,486
Winnebago Industries, Inc. (a)	106,700	738,364

		2,535,724

Home Furnishing — 0.3%
Ethan Allen Interiors, Inc.	33,600	457,296
La-Z-Boy, Inc. (a)	94,815	702,579
Stanley Furniture Co., Inc. (a)	66,800	197,060

		1,356,935

Household Products — 0.6%
CSS Industries, Inc.	54,300	905,724
Helen of Troy Ltd. (a)	26,100	655,632
The Scotts Miracle-Gro Co. Class A	18,500	825,100

		2,386,456

Insurance — 6.5%
Alterra Capital Holdings Ltd.	175,260	3,324,682
Argo Group International Holdings Ltd.	75,893	2,153,084
CNO Financial Group, Inc. (a)	188,965	1,022,301
Delphi Financial Group, Inc. Class A	79,842	1,718,200
Employers Holdings, Inc.	92,595	1,181,512
First American Financial Corp.	93,175	1,192,640
Maiden Holdings Ltd.	137,790	1,018,268
Markel Corp. (a)	4,000	1,428,520
Meadowbrook Insurance Group, Inc.	52,700	469,557
MGIC Investment Corp. (a)	155,200	290,224
National Interstate Corp.	77,700	1,707,846
Platinum Underwriters Holdings Ltd.	43,160	1,327,170
ProAssurance Corp.	98,725	7,110,175
Protective Life Corp.	37,200	581,436
Radian Group, Inc.	320,000	700,800
Reinsurance Group of America, Inc. Class A	20,300	932,785
State Auto Financial Corp. Class A	20,400	268,260
United Fire & Casualty Co.	19,000	336,110

		26,763,570

Internet — 0.9%
Digital River, Inc. (a)	24,500	507,885

	Number of Shares	Value
j2 Global Communications, Inc.	41,050	$1,104,245
Safeguard Scientifics, Inc. (a)	49,500	742,500
Websense, Inc. (a)	72,700	1,257,710

		3,612,340

Investment Companies — 0.5%
American Capital Ltd. (a)	111,645	761,419
Apollo Investment Corp.	67,810	509,931
Ares Capital Corp.	46,500	640,305

		1,911,655

Iron & Steel — 0.8%
Carpenter Technology Corp.	53,000	2,379,170
Schnitzer Steel Industries, Inc. Class A	25,900	953,120

		3,332,290

Leisure Time — 0.3%
Brunswick Corp.	38,500	540,540
LIFE TIME FITNESS, Inc. (a)	24,900	917,565

		1,458,105

Lodging — 0.3%
Orient-Express Hotels Ltd. (a)	166,400	1,149,824

Machinery – Construction & Mining — 0.2%
Astec Industries, Inc. (a)	29,900	875,472

Machinery – Diversified — 2.4%
Cascade Corp.	29,000	968,310
Cognex Corp.	24,100	653,351
IDEX Corp.	64,525	2,010,599
Nordson Corp.	97,900	3,890,546
Robbins & Myers, Inc.	65,300	2,266,563

		9,789,369

Manufacturing — 3.8%
AptarGroup, Inc.	75,700	3,381,519
Barnes Group, Inc.	65,430	1,259,528
Ceradyne, Inc. (a)	50,925	1,369,373
EnPro Industries, Inc. (a)	28,180	836,382
FreightCar America, Inc. (a)	42,700	615,307
Harsco Corp.	21,500	416,885
Hexcel Corp. (a)	51,400	1,139,024
Koppers Holdings, Inc.	28,680	734,495
Matthews International Corp. Class A	69,700	2,143,972
Myers Industries, Inc.	245,135	2,488,120
Teleflex, Inc.	10,310	554,369
Tredegar Corp.	57,025	845,681

		15,784,655

Media — 0.9%
The Dolan Co. (a)	98,000	881,020
The New York Times Co. Class A (a)	93,810	545,036
Saga Communications, Inc. Class A (a)	28,200	832,182
World Wrestling Entertainment, Inc. Class A	176,775	1,575,065

		3,833,303

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.8%
Ampco-Pittsburgh Corp.	46,150	$943,768
Circor International, Inc.	39,700	1,165,989
Sims Group Ltd. Sponsored ADR (Australia)	21,500	254,560
The Timken Co.	28,500	935,370

		3,299,687

Mining — 2.5%
AMCOL International Corp.	82,700	1,983,973
Franco-Nevada Corp.	50,500	1,826,944
Globe Specialty Metals, Inc.	73,365	1,065,260
Hecla Mining Co. (a)	137,370	736,303
Materion Corp. (a)	33,345	756,265
Molycorp, Inc. (a)	22,914	753,183
North American Palladium Ltd. (a)	130,000	331,500
Royal Gold, Inc.	34,500	2,210,070
Thompson Creek Metals Co., Inc. (a)	143,510	871,106

		10,534,604

Oil & Gas — 3.6%
Atwood Oceanics, Inc. (a)	29,500	1,013,620
Bill Barrett Corp. (a)	36,200	1,311,888
Cabot Oil & Gas Corp.	29,500	1,826,345
Energy XXI (Bermuda) Ltd. (a)	63,070	1,352,851
Forest Oil Corp. (a)	48,000	691,200
Hercules Offshore, Inc. (a)	95,200	277,984
Northern Oil and Gas, Inc. (a)	97,000	1,880,830
Oasis Petroleum, Inc. (a)	96,400	2,152,612
Penn Virginia Corp.	123,400	687,338
PetroQuest Energy, Inc. (a)	96,225	529,238
Rosetta Resources, Inc. (a)	22,450	768,239
SandRidge Energy, Inc. (a)	153,115	851,319
Swift Energy Co. (a)	56,500	1,375,210

		14,718,674

Oil & Gas Services — 2.6%
CARBO Ceramics, Inc.	24,675	2,529,928
Core Laboratories NV	15,200	1,365,416
Helix Energy Solutions Group, Inc. (a)	81,225	1,064,047
Hornbeck Offshore Services, Inc. (a)	37,125	924,784
Lufkin Industries, Inc.	32,907	1,750,981
Oil States International, Inc. (a)	22,450	1,143,154
Tesco Corp. (a)	53,945	625,762
TETRA Technologies, Inc. (a)	137,200	1,059,184
Union Drilling, Inc. (a)	44,800	210,560

		10,673,816

Pharmaceuticals — 0.9%
Alkermes Plc (a)	64,725	987,703
BioMarin Pharmaceutical, Inc. (a)	21,250	677,238
Medicis Pharmaceutical Corp. Class A	22,730	829,190
Par Pharmaceutical Cos., Inc. (a)	11,050	294,151

	Number of Shares	Value
ViroPharma, Inc. (a)	44,685	$807,458

		3,595,740

Pipelines — 0.3%
ONEOK, Inc.	17,100	1,129,284

Real Estate Investment Trusts (REITS) — 7.4%
Acadia Realty Trust	80,000	1,496,000
American Campus Communities, Inc.	20,585	765,968
CBL & Associates Properties, Inc.	210,100	2,386,736
Cedar Shopping Centers, Inc.	97,100	301,981
DuPont Fabros Technology, Inc.	44,520	876,599
First Potomac Realty Trust	277,435	3,459,614
Hersha Hospitality Trust	162,675	562,856
Kilroy Realty Corp.	72,900	2,281,770
LaSalle Hotel Properties	88,800	1,704,960
Lexington Realty Trust	229,235	1,499,197
LTC Properties, Inc.	66,410	1,681,501
Medical Properties Trust, Inc.	79,200	708,840
MFA Financial, Inc.	281,130	1,973,533
National Retail Properties, Inc.	44,005	1,182,414
Pebblebrook Hotel Trust	173,050	2,708,232
Saul Centers, Inc.	19,900	672,819
Starwood Property Trust, Inc.	73,785	1,266,151
Summit Hotel Properties, Inc.	90,815	641,154
Sun Communities, Inc.	49,870	1,754,925
Sunstone Hotel Investors, Inc. (a)	93,420	531,560
Washington Real Estate Investment Trust	71,800	2,023,324

		30,480,134

Retail — 4.7%
Bebe Stores, Inc.	144,545	971,342
Brown Shoe Co., Inc.	102,000	726,240
Build-A-Bear Workshop, Inc. (a)	78,805	401,906
Cash America International, Inc.	40,746	2,084,565
Dillard’s, Inc. Class A	21,145	919,385
The Finish Line, Inc. Class A	73,335	1,465,967
Fred’s, Inc. Class A	80,100	853,866
Haverty Furniture Cos., Inc.	97,300	972,027
Hot Topic, Inc.	206,575	1,576,167
Insight Enterprises, Inc. (a)	82,220	1,244,811
MarineMax, Inc. (a)	87,100	563,537
The Men’s Wearhouse, Inc.	67,600	1,763,008
The Pantry, Inc. (a)	127,665	1,548,576
PVH Corp.	20,800	1,211,392
RadioShack Corp.	80,765	938,489
School Specialty, Inc. (a)	37,305	265,985
Stein Mart, Inc.	155,900	974,375
The Wet Seal, Inc. Class A (a)	266,000	1,191,680

		19,673,318

Savings & Loans — 1.2%
Astoria Financial Corp.	53,050	407,954
Brookline Bancorp, Inc.	155,890	1,201,912

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Niagara Financial Group, Inc.	98,910	$905,026
Flushing Financial Corp.	126,430	1,365,444
Washington Federal, Inc.	86,340	1,099,972

		4,980,308

Semiconductors — 1.8%
ATMI, Inc. (a)	46,200	730,884
Brooks Automation, Inc.	95,800	780,770
Cabot Microelectronics Corp. (a)	43,495	1,495,793
Fairchild Semiconductor International, Inc. (a)	74,630	806,004
International Rectifier Corp. (a)	19,800	368,676
Intersil Corp. Class A	76,000	782,040
Teradyne, Inc. (a)	120,900	1,331,109
Tessera Technologies, Inc. (a)	85,045	1,015,437
TriQuint Semiconductor, Inc. (a)	73,000	366,460

		7,677,173

Software — 1.7%
Accelrys, Inc. (a)	67,884	411,377
Blackboard, Inc. (a)	14,800	660,968
CSG Systems International, Inc. (a)	35,405	447,519
Progress Software Corp. (a)	122,550	2,150,753
SYNNEX Corp. (a)	59,700	1,564,140
Take-Two Interactive Software, Inc. (a)	79,310	1,008,823
Verint Systems, Inc. (a)	29,815	783,836

		7,027,416

Telecommunications — 2.2%
Anixter International, Inc.	16,595	787,267
Arris Group, Inc. (a)	70,300	724,090
Black Box Corp.	40,300	860,405
Finisar Corp. (a)	98,499	1,727,672
Ixia (a)	134,500	1,031,615
Premiere Global Services, Inc. (a)	139,000	892,380
RF Micro Devices, Inc. (a)	103,600	656,824
SBA Communications Corp. Class A (a)	19,100	658,568
Sonus Networks, Inc. (a)	321,900	698,523
Symmetricom, Inc. (a)	81,605	354,166
ViaSat, Inc. (a)	27,210	906,365

		9,297,875

Textiles — 0.5%
Culp, Inc. (a)	54,400	459,680
G&K Services, Inc. Class A	57,000	1,455,780

		1,915,460

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc.	50,335	953,848

Transportation — 4.6%
Bristow Group, Inc.	21,600	916,488
Eagle Bulk Shipping, Inc. (a)	50,200	78,814
Genesee & Wyoming, Inc. Class A (a)	78,800	3,665,776

	Number of Shares	Value
Hub Group, Inc. Class A (a)	45,285	$1,280,207
Kirby Corp. (a)	77,000	4,053,280
Knight Transportation, Inc.	62,510	832,008
Landstar System, Inc.	111,400	4,406,984
Overseas Shipholding Group, Inc.	19,700	270,678
RailAmerica, Inc. (a)	70,930	924,218
Seaspan Corp.	99,820	1,143,937
UTI Worldwide, Inc.	106,500	1,388,760

		18,961,150

TOTAL COMMON STOCK (Cost $439,525,124)		406,718,390

CONVERTIBLE PREFERRED STOCK — 0.6%
Banks — 0.4%
East West Bancorp, Inc., Series A 8.000%	1,183	1,423,533

Insurance — 0.2%
Assured Guaranty Ltd. 8.500%	18,300	885,940

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,099,531)		2,309,473

TOTAL EQUITIES (Cost $441,624,655)		409,027,863

MUTUAL FUNDS — 0.2%
Diversified Financial — 0.2%
iShares Russell 2000 Value Index Fund	13,000	741,390
T. Rowe Price Reserve Investment Fund	179,550	179,550

TOTAL MUTUAL FUNDS (Cost $1,082,114)		920,940

TOTAL LONG-TERM INVESTMENTS (Cost $442,706,769)		409,948,803

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$7,386,093	7,386,093

TOTAL SHORT-TERM INVESTMENTS (Cost $7,386,093)		7,386,093

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.9% (Cost $450,092,862) (c)	$417,334,896

Other Assets/(Liabilities) — (0.9)%	(3,690,158)

NET ASSETS — 100.0%	$413,644,738

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,386,099. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 12/25/24, and an aggregate market value, including accrued interest, of $7,535,896.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 94.6%
Advertising — 0.5%
Lamar Advertising Co. Class A (a)	368,000	$6,267,040

Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	140,000	4,635,400
Goodrich Corp.	86,000	10,378,480
Rockwell Collins, Inc.	126,000	6,647,760

		21,661,640

Airlines — 0.3%
Alaska Air Group, Inc. (a)	76,300	4,294,927

Apparel — 0.2%
The Warnaco Group, Inc. (a)	47,600	2,193,884

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	77,200	2,479,664

Automotive & Parts — 0.6%
Tenneco, Inc. (a)	67,800	1,736,358
WABCO Holdings, Inc. (a)	167,000	6,322,620

		8,058,978

Banks — 0.4%
TCF Financial Corp.	548,000	5,019,680

Beverages — 0.7%
Green Mountain Coffee Roasters, Inc. (a)	19,100	1,775,154
Hansen Natural Corp. (a)	89,500	7,812,455

		9,587,609

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	149,000	9,544,940
Human Genome Sciences, Inc. (a)	314,000	3,984,660
Illumina, Inc. (a)	88,800	3,633,696
Regeneron Pharmaceuticals, Inc. (a)	166,000	9,661,200
Vertex Pharmaceuticals, Inc. (a)	100,000	4,454,000

		31,278,496

Chemicals — 0.7%
FMC Corp.	60,300	4,170,348
Rockwood Holdings, Inc. (a)	167,000	5,626,230

		9,796,578

Coal — 1.0%
CONSOL Energy, Inc.	332,000	11,264,760
Peabody Energy Corp.	81,000	2,744,280

		14,009,040

Commercial Services — 6.9%
Alliance Data Systems Corp. (a)	73,800	6,841,260
Gartner, Inc. (a)	395,000	13,773,650
Global Payments, Inc.	331,000	13,369,090
Hertz Global Holdings, Inc. (a)	727,000	6,470,300
Manpower, Inc.	299,000	10,052,380

	Number of Shares	Value
Moody’s Corp.	55,800	$1,699,110
Quanta Services, Inc. (a)	818,700	15,383,373
Robert Half International, Inc.	134,000	2,843,480
Verisk Analytics, Inc. Class A (a)	198,000	6,884,460
Weight Watchers International, Inc.	99,000	5,766,750
Western Union Co.	700,000	10,703,000

		93,786,853

Computers — 2.3%
IHS, Inc. Class A (a)	222,000	16,607,820
MICROS Systems, Inc. (a)	263,100	11,552,721
Riverbed Technology, Inc. (a)	3,800	75,848
Teradata Corp. (a)	61,000	3,265,330

		31,501,719

Distribution & Wholesale — 1.8%
Fastenal Co.	474,000	15,774,720
LKQ Corp. (a)	262,000	6,329,920
WESCO International, Inc. (a)	60,200	2,019,710

		24,124,350

Diversified Financial — 3.1%
Air Lease Corp. (a)	276,000	5,299,200
CBOE Holdings, Inc.	249,000	6,093,030
Eaton Vance Corp.	222,000	4,943,940
Interactive Brokers Group, Inc. Class A	50,000	696,500
IntercontinentalExchange, Inc. (a)	74,000	8,751,240
Raymond James Financial, Inc.	173,400	4,501,464
T. Rowe Price Group, Inc.	50,000	2,388,500
TD Ameritrade Holding Corp.	661,900	9,733,239

		42,407,113

Electric — 1.0%
Calpine Corp. (a)	1,014,000	14,277,120

Electrical Components & Equipment — 2.5%
A123 Systems, Inc. (a)	148,100	509,464
AMETEK, Inc.	701,000	23,111,970
The Babcock & Wilcox Co. (a)	509,000	9,950,950

		33,572,384

Electronics — 2.2%
Agilent Technologies, Inc. (a)	56,900	1,778,125
Dolby Laboratories, Inc. Class A (a)	253,000	6,942,320
FLIR Systems, Inc.	333,000	8,341,650
Jabil Circuit, Inc.	113,700	2,022,723
Trimble Navigation Ltd. (a)	333,000	11,172,150

		30,256,968

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	37,000	2,338,770

Engineering & Construction — 1.1%
Chicago Bridge & Iron Co. NV	113,200	3,240,916
McDermott International, Inc. (a)	1,100,400	11,840,304

		15,081,220

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.1%
The Madison Square Garden Co. Class A (a)	86,000	$1,960,800

Environmental Controls — 0.4%
Waste Connections, Inc.	162,300	5,488,986

Foods — 0.5%
Whole Foods Market, Inc.	100,000	6,531,000

Health Care – Products — 5.3%
Bruker Corp. (a)	478,000	6,467,340
C.R. Bard, Inc.	133,000	11,642,820
CareFusion Corp. (a)	433,000	10,370,350
The Cooper Cos., Inc.	95,000	7,519,250
Edwards Lifesciences Corp. (a)	104,300	7,434,504
Henry Schein, Inc. (a)	210,000	13,022,100
IDEXX Laboratories, Inc. (a)	132,000	9,104,040
Intuitive Surgical, Inc. (a)	6,152	2,241,051
QIAGEN NV (a)	93,000	1,286,190
Thoratec Corp. (a)	79,800	2,604,672

		71,692,317

Health Care – Services — 2.6%
Covance, Inc. (a)	256,000	11,635,200
DaVita, Inc. (a)	79,100	4,957,197
Laboratory Corporation of America Holdings (a)	83,000	6,561,150
MEDNAX, Inc. (a)	116,400	7,291,296
Universal Health Services, Inc. Class B	166,000	5,644,000

		36,088,843

Home Furnishing — 0.1%
Harman International Industries, Inc.	53,900	1,540,462

Insurance — 2.4%
Aon Corp.	200,000	8,396,000
HCC Insurance Holdings, Inc.	227,000	6,140,350
Principal Financial Group, Inc.	227,000	5,146,090
W.R. Berkley Corp.	231,000	6,858,390
Willis Group Holdings PLC	163,000	5,602,310

		32,143,140

Internet — 2.3%
Ariba, Inc. (a)	299,100	8,288,061
Check Point Software Technologies Ltd. (a)	70,700	3,730,132
Liberty Media Corp. - Interactive Class A (a)	562,000	8,300,740
Rackspace Hosting, Inc. (a)	115,000	3,926,100
TIBCO Software, Inc. (a)	265,000	5,933,350
WebMD Health Corp. (a)	31,700	955,755

		31,134,138

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	50,300	1,860,597

	Number of Shares	Value
Leisure Time — 0.2%
Harley-Davidson, Inc.	92,300	$3,168,659

Lodging — 1.4%
Choice Hotels International, Inc.	166,000	4,933,520
Marriott International, Inc. Class A	400,000	10,896,000
Starwood Hotels & Resorts Worldwide, Inc.	77,000	2,989,140

		18,818,660

Machinery – Diversified — 2.9%
Gardner Denver, Inc.	222,000	14,108,100
IDEX Corp.	316,000	9,846,560
Roper Industries, Inc.	226,000	15,573,660

		39,528,320

Manufacturing — 2.6%
Acuity Brands, Inc.	93,000	3,351,720
Cooper Industries PLC	91,700	4,229,204
Crane Co.	100,000	3,569,000
Pall Corp.	299,800	12,711,520
Textron, Inc.	697,000	12,295,080

		36,156,524

Media — 2.4%
Discovery Communications, Inc. Series A (a)	275,400	10,360,548
Discovery Communications, Inc. Series C (a)	226,000	7,943,900
FactSet Research Systems, Inc.	96,000	8,541,120
Liberty Media Corp. - Liberty Starz Class A (a)	97,000	6,165,320

		33,010,888

Mining — 2.2%
Agnico-Eagle Mines Ltd.	200,000	11,904,000
Franco-Nevada Corp.	266,000	9,623,113
HudBay Minerals, Inc.	324,000	3,094,200
Osisko Mining Corp. (a)	435,000	5,508,588

		30,129,901

Oil & Gas — 5.4%
Cabot Oil & Gas Corp.	64,900	4,017,959
Concho Resources, Inc. (a)	96,900	6,893,466
Continental Resources, Inc. (a)	193,200	9,345,084
EQT Corp.	219,000	11,685,840
InterOil Corp. (a)	73,600	3,585,792
QEP Resources, Inc.	267,000	7,227,690
Quicksilver Resources, Inc. (a)	388,000	2,941,040
Range Resources Corp.	231,000	13,504,260
SM Energy Co.	133,000	8,066,450
Ultra Petroleum Corp. (a)	228,000	6,320,160

		73,587,741

Oil & Gas Services — 1.2%
Complete Production Services, Inc. (a)	91,000	1,715,350
FMC Technologies, Inc. (a)	193,000	7,256,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Superior Energy Services, Inc. (a)	92,000	$2,414,080
Trican Well Service Ltd.	322,400	4,571,871
Trican Well Service Ltd. (b)	70,600	1,001,161

		16,959,262

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	109,200	3,342,612

Pharmaceuticals — 5.1%
AmerisourceBergen Corp.	44,100	1,643,607
Catalyst Health Solutions, Inc. (a)	65,100	3,755,619
DENTSPLY International, Inc.	462,000	14,178,780
Elan Corp. PLC Sponsored ADR (Ireland) (a)	522,000	5,496,660
Perrigo Co.	38,500	3,738,735
Shire PLC Sponsored ADR (United Kingdom)	72,400	6,800,532
SXC Health Solutions Corp. (a)	166,300	9,262,910
Theravance, Inc. (a)	198,000	3,987,720
Valeant Pharmaceuticals International, Inc.	198,000	7,349,760
Watson Pharmaceuticals, Inc. (a)	193,100	13,179,075

		69,393,398

Real Estate — 0.4%
CBRE Group, Inc. (a)	106,600	1,434,836
Jones Lang LaSalle, Inc.	80,000	4,144,800

		5,579,636

Retail — 10.2%
Bed Bath & Beyond, Inc. (a)	208,500	11,949,135
CarMax, Inc. (a)	453,000	10,804,050
Chico’s FAS, Inc.	260,600	2,978,658
Chipotle Mexican Grill, Inc. (a)	24,000	7,270,800
Dick’s Sporting Goods, Inc. (a)	63,600	2,128,056
Dollar General Corp. (a)	560,000	21,145,600
Dollar Tree, Inc. (a)	72,300	5,430,453
Kohl’s Corp.	133,000	6,530,300
MSC Industrial Direct Co., Inc. Class A	143,000	8,073,780
O’Reilly Automotive, Inc. (a)	305,800	20,375,454
Panera Bread Co. Class A (a)	57,000	5,924,580
Shoppers Drug Mart Corp. (b)	38,000	1,481,344
Shoppers Drug Mart Corp.	345,000	13,449,041
Starbucks Corp.	255,700	9,535,053
Tiffany & Co.	38,500	2,341,570
Tim Hortons, Inc.	146,000	6,756,880
Tractor Supply Co.	38,500	2,408,175

		138,582,929

Savings & Loans — 0.3%
BankUnited, Inc.	199,000	4,131,240

Semiconductors — 6.4%
Altera Corp.	163,000	5,139,390
Atmel Corp. (a)	663,000	5,350,410

	Number of Shares	Value
Avago Technologies Ltd.	135,140	$4,428,538
Cree, Inc. (a)	161,000	4,182,780
Fairchild Semiconductor International, Inc. (a)	171,100	1,847,880
GT Advanced Technologies, Inc. (a)	151,200	1,061,424
Intersil Corp. Class A	529,000	5,443,410
Marvell Technology Group Ltd. (a)	564,000	8,194,920
MEMC Electronic Materials, Inc. (a)	569,000	2,981,560
Microchip Technology, Inc.	199,000	6,190,890
NVIDIA Corp. (a)	600,000	7,500,000
PMC-Sierra, Inc. (a)	266,000	1,590,680
Rovi Corp. (a)	316,900	13,620,362
Silicon Laboratories, Inc. (a)	200,000	6,702,000
Skyworks Solutions, Inc. (a)	122,800	2,203,032
Xilinx, Inc.	388,000	10,646,720

		87,083,996

Software — 5.7%
Allscripts Healthcare Solutions, Inc. (a)	349,000	6,288,980
Autodesk, Inc. (a)	53,900	1,497,342
Cerner Corp. (a)	37,600	2,576,352
Citrix Systems, Inc. (a)	30,500	1,663,165
Concur Technologies, Inc. (a)	182,000	6,774,040
Fiserv, Inc. (a)	198,000	10,052,460
Intuit, Inc. (a)	77,700	3,686,088
MSCI, Inc. Class A (a)	363,000	11,009,790
Nuance Communications, Inc. (a)	939,000	19,118,040
Red Hat, Inc. (a)	296,000	12,508,960
VeriFone Systems, Inc. (a)	78,300	2,742,066

		77,917,283

Telecommunications — 3.4%
ADTRAN, Inc.	143,000	3,783,780
Amdocs Ltd. (a)	398,000	10,793,760
Crown Castle International Corp. (a)	173,200	7,044,044
JDS Uniphase Corp. (a)	1,106,300	11,029,811
Juniper Networks, Inc. (a)	201,000	3,469,260
Motorola Mobility Holdings, Inc. (a)	199,000	7,518,220
NII Holdings, Inc. (a)	105,300	2,837,835

		46,476,710

Transportation — 1.2%
Hub Group, Inc. Class A (a)	123,300	3,485,691
Kansas City Southern (a)	99,000	4,946,040
United Continental Holdings, Inc. (a)	93,300	1,808,154
UTI Worldwide, Inc.	459,600	5,993,184

		16,233,069

TOTAL COMMON STOCK (Cost $1,187,694,016)		1,290,535,144

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.8%
Internet — 0.5%
Coupons.com (a) (c)	503,736	$2,767,198
Living Social (a) (c)	586,650	4,511,339

		7,278,537

Retail — 0.3%
Michael Kors Holdings Ltd. (a) (c)	73,248	3,373,353

TOTAL PREFERRED STOCK (Cost $9,455,711)		10,651,890

TOTAL EQUITIES (Cost $1,197,149,727)		1,301,187,034

	Principal Amount

BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electrical Components & Equipment — 0.1%
A123 Systems, Inc., Convertible 3.750% 4/15/16	$1,085,000	702,537

TOTAL CORPORATE DEBT (Cost $1,085,000)		702,537

TOTAL BONDS & NOTES (Cost $1,085,000)		702,537

	Number of Shares

MUTUAL FUNDS — 0.8%
Diversified Financial — 0.8%
T. Rowe Price Government Reserve Investment Fund	11,819,113	11,819,113

TOTAL MUTUAL FUNDS (Cost $11,819,113)		11,819,113

TOTAL LONG-TERM INVESTMENTS (Cost $1,210,053,840)		1,313,708,684

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (d)	$45,207,743	45,207,743

	Principal Amount	Value

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	$26,344	$26,344

TOTAL SHORT-TERM INVESTMENTS (Cost $45,234,087)		45,234,087

TOTAL INVESTMENTS — 99.6% (Cost $1,255,287,927) (e)		1,358,942,771

Other Assets/(Liabilities) — 0.4%		4,907,617

NET ASSETS — 100.0%		$1,363,850,388

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $2,482,505 or 0.18% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Maturity value of $45,207,781. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 4/01/25, and an aggregate market value, including accrued interest, of $46,114,950.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Aerospace & Defense — 1.1%
Aerovironment, Inc. (a)	43,770	$1,232,126
Moog, Inc. Class A (a)	82,320	2,685,278
Teledyne Technologies, Inc. (a)	75,322	3,680,233

		7,597,637

Airlines — 0.6%
Copa Holdings SA Class A	41,520	2,543,930
US Airways Group, Inc. (a)	292,200	1,607,100

		4,151,030

Apparel — 3.7%
Deckers Outdoor Corp. (a)	18,200	1,697,332
Steven Madden Ltd. (a)	24,645	741,815
Under Armour, Inc. Class A (a)	215,581	14,316,734
The Warnaco Group, Inc. (a)	184,400	8,498,996

		25,254,877

Automotive & Parts — 0.5%
Meritor, Inc. (a)	324,080	2,288,005
Tenneco, Inc. (a)	55,800	1,429,038

		3,717,043

Banks — 1.5%
Boston Private Financial Holdings, Inc.	323,120	1,899,946
CVB Financial Corp.	136,991	1,053,461
International Bancshares Corp.	116,610	1,533,421
MB Financial, Inc.	88,594	1,304,104
National Penn Bancshares, Inc.	142,500	998,925
PacWest Bancorp	115,380	1,608,397
Signature Bank (a)	41,300	1,971,249

		10,369,503

Beverages — 2.0%
Boston Beer Co., Inc. Class A (a)	88,254	6,416,066
Cott Corp. (a)	199,670	1,359,753
Green Mountain Coffee Roasters, Inc. (a)	64,790	6,021,582

		13,797,401

Biotechnology — 1.4%
Exelixis, Inc. (a)	252,240	1,377,230
Immunogen, Inc. (a)	62,200	681,712
Incyte Corp. (a)	175,570	2,452,713
Seattle Genetics, Inc. (a)	203,440	3,877,567
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	80,500	937,020

		9,326,242

Building Materials — 0.5%
Armstrong World Industries, Inc.	32,300	1,112,412

	Number of Shares	Value
Lennox International, Inc.	58,250	$1,501,685
Trex Co., Inc. (a)	59,591	955,244

		3,569,341

Chemicals — 0.9%
Ferro Corp. (a)	201,470	1,239,040
Methanex Corp.	149,195	3,109,224
Olin Corp.	81,390	1,465,834

		5,814,098

Coal — 0.1%
James River Coal Co. (a)	112,120	714,204

Commercial Services — 5.3%
The Advisory Board Co. (a)	63,230	4,080,232
AerCap Holdings NV (a)	180,030	1,785,898
Convergys Corp. (a)	178,570	1,674,987
Corrections Corporation of America (a)	156,535	3,551,779
CoStar Group, Inc. (a)	64,830	3,369,215
Estacio Participacoes SA	91,670	804,444
Forrester Research, Inc.	63,900	2,077,389
The Geo Group, Inc. (a)	132,050	2,450,848
Healthspring, Inc. (a)	45,120	1,645,075
Huron Consulting Group, Inc. (a)	69,940	2,177,232
Localiza Rent a Car SA	69,570	921,310
PAREXEL International Corp. (a)	85,070	1,610,375
Pharmaceutical Product Development, Inc.	93,520	2,399,723
TrueBlue, Inc. (a)	98,010	1,110,453
United Rentals, Inc. (a)	112,580	1,895,847
Weight Watchers International, Inc.	55,770	3,248,603
Wright Express Corp. (a)	29,200	1,110,768

		35,914,178

Computers — 6.6%
Cadence Design Systems, Inc. (a)	377,600	3,489,024
Fortinet, Inc. (a)	76,410	1,283,688
LivePerson, Inc. (a)	117,900	1,173,105
LogMeIn, Inc. (a)	305,755	10,154,123
MICROS Systems, Inc. (a)	358,921	15,760,221
Quantum Corp. (a)	666,570	1,206,492
Stratasys, Inc. (a)	308,294	5,715,771
SYKES Enterprises, Inc. (a)	270,737	4,047,518
Syntel, Inc.	41,390	1,787,634

		44,617,576

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc. (a)	62,890	1,005,611
LKQ Corp. (a)	296,372	7,160,348

		8,165,959

Diversified Financial — 4.2%
Financial Engines, Inc. (a)	74,490	1,349,014
Greenhill & Co., Inc.	308,177	8,810,780

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knight Capital Group, Inc. Class A (a)	98,560	$1,198,490
National Financial Partners Corp. (a)	133,510	1,460,599
Netspend Holdings, Inc. (a)	38,800	199,432
Portfolio Recovery Associates, Inc. (a)	245,936	15,302,138

		28,320,453

Electric — 0.6%
El Paso Electric Co.	51,000	1,636,590
IDACORP, Inc.	55,910	2,112,280

		3,748,870

Electrical Components & Equipment — 2.8%
A123 Systems, Inc. (a)	233,750	804,100
General Cable Corp. (a)	387,810	9,055,363
GrafTech International Ltd. (a)	608,600	7,729,220
SunPower Corp. Class B (a)	90,037	661,772
Universal Display Corp. (a)	14,200	680,748

		18,931,203

Electronics — 1.9%
Celestica, Inc. (a)	229,250	1,662,062
Faro Technologies, Inc. (a)	132,327	4,174,917
Jabil Circuit, Inc.	301,490	5,363,507
PerkinElmer, Inc.	60,900	1,169,889
Stoneridge, Inc. (a)	123,080	642,478

		13,012,853

Engineering & Construction — 0.1%
Aecom Technology Corp. (a)	49,460	873,958

Entertainment — 1.0%
Bally Technologies, Inc. (a)	59,690	1,610,436
Churchill Downs, Inc.	51,490	2,009,655
Cinemark Holdings, Inc.	74,320	1,403,162
DreamWorks Animation SKG, Inc. Class A (a)	108,130	1,965,803

		6,989,056

Environmental Controls — 1.5%
Waste Connections, Inc.	290,700	9,831,474

Foods — 0.4%
Diamond Foods, Inc.	16,295	1,300,178
The Fresh Market, Inc. (a)	31,000	1,182,960

		2,483,138

Health Care – Products — 11.3%
Bruker Corp. (a)	58,265	788,325
Cyberonics, Inc. (a)	379,500	10,739,850
Dexcom, Inc. (a)	719,900	8,638,800
Gen-Probe, Inc. (a)	60,370	3,456,183
HeartWare International, Inc. (a)	19,790	1,274,674
Insulet Corp. (a)	155,180	2,368,047
Masimo Corp.	442,187	9,573,349
NuVasive, Inc. (a)	576,898	9,847,649

	Number of Shares	Value
Orthofix International NV (a)	33,540	$1,157,465
Tornier BV (a)	72,380	1,483,066
Volcano Corp. (a)	567,515	16,815,469
Zoll Medical Corp. (a)	268,012	10,114,773

		76,257,650

Health Care – Services — 1.4%
Coventry Health Care, Inc. (a)	51,600	1,486,596
Health Management Associates, Inc. Class A (a)	235,530	1,629,867
Health Net, Inc. (a)	71,700	1,700,007
Kindred Healthcare, Inc. (a)	130,230	1,122,583
Vanguard Health Systems, Inc. (a)	14,348	145,776
WellCare Health Plans, Inc. (a)	86,340	3,279,193

		9,364,022

Holding Company – Diversified — 0.2%
Justice Holdings Ltd. (a)	99,924	1,464,873

Home Builders — 0.3%
KB Home	153,350	898,631
Meritage Home Corp. (a)	78,280	1,185,159

		2,083,790

Home Furnishing — 2.3%
Tempur-Pedic International, Inc. (a)	231,265	12,166,852
TiVo, Inc. (a)	383,050	3,577,687

		15,744,539

Insurance — 0.4%
eHealth, Inc. (a)	130,550	1,783,313
Platinum Underwriters Holdings Ltd.	40,700	1,251,525

		3,034,838

Internet — 4.6%
Ancestry.com, Inc. (a)	8,520	200,220
Ariba, Inc. (a)	66,120	1,832,185
BroadSoft, Inc. (a)	64,130	1,946,346
Constant Contact, Inc. (a)	46,300	800,527
DealerTrack Holdings, Inc. (a)	471,506	7,388,499
Dice Holdings, Inc. (a)	494,550	3,867,381
IAC/InterActiveCorp (a)	139,470	5,516,038
Liquidity Services, Inc. (a)	17,600	564,432
S1 Corp. (a)	214,450	1,966,506
Sapient Corp.	251,300	2,548,182
Shutterfly, Inc. (a)	57,260	2,357,967
ValueClick, Inc. (a)	135,480	2,108,069

		31,096,352

Leisure Time — 0.2%
Brunswick Corp.	111,807	1,569,770

Machinery – Diversified — 2.5%
Gardner Denver, Inc.	49,600	3,152,080
Wabtec Corp.	258,777	13,681,540

		16,833,620

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.5%
Acuity Brands, Inc.	261,000	$9,406,440
FreightCar America, Inc. (a)	60,794	876,042

		10,282,482

Media — 2.0%
AMC Networks, Inc. (a)	27,000	862,650
FactSet Research Systems, Inc.	133,344	11,863,616
Sinclair Broadcast Group, Inc. Class A	80,300	575,751

		13,302,017

Mining — 0.2%
Detour Gold Corp. (a)	53,720	1,399,519

Office Furnishings — 0.5%
Interface, Inc. Class A	178,874	2,121,446
Knoll, Inc.	95,800	1,312,460

		3,433,906

Oil & Gas — 1.7%
Atwood Oceanics, Inc. (a)	50,890	1,748,580
Carrizo Oil & Gas, Inc. (a)	112,730	2,429,332
Comstock Resources, Inc. (a)	103,090	1,593,771
Lone Pine Resources, Inc. (a)	129,500	854,700
Quicksilver Resources, Inc. (a)	133,100	1,008,898
Rosetta Resources, Inc. (a)	105,150	3,598,233

		11,233,514

Oil & Gas Services — 5.2%
Core Laboratories NV	75,383	6,771,655
Dresser-Rand Group, Inc. (a)	166,700	6,756,351
Dril-Quip, Inc. (a)	256,289	13,816,540
Global Industries Ltd. (a)	168,640	1,335,629
Helix Energy Solutions Group, Inc. (a)	59,890	784,559
Hornbeck Offshore Services, Inc. (a)	62,016	1,544,819
ION Geophysical Corp. (a)	443,710	2,098,748
Tidewater, Inc.	41,400	1,740,870

		34,849,171

Packaging & Containers — 0.7%
Graphic Packaging Holding Co. (a)	489,950	1,690,327
Silgan Holdings, Inc.	73,740	2,709,208

		4,399,535

Pharmaceuticals — 2.0%
Alkermes PLC (a)	46,100	703,486
Amylin Pharmaceuticals, Inc. (a)	76,800	708,864
Ardea Biosciences, Inc. (a)	37,080	579,190
Cadence Pharmaceuticals, Inc. (a)	145,477	952,874
Catalyst Health Solutions, Inc. (a)	44,560	2,570,666
Ironwood Pharmaceuticals, Inc. (a)	95,900	1,035,720
Onyx Pharmaceuticals, Inc. (a)	37,280	1,118,773
Salix Pharmaceuticals Ltd. (a)	77,470	2,293,112
SXC Health Solutions Corp. (a)	49,060	2,732,642
Targacept, Inc. (a)	49,600	744,000

		13,439,327

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.2%
American Assets Trust, Inc.	42,379	$760,703
Associated Estates Realty Corp.	99,430	1,537,188
MFA Financial, Inc.	256,690	1,801,964
PS Business Parks, Inc.	22,270	1,103,256
Redwood Trust, Inc.	156,290	1,745,759
Sabra Health Care REIT, Inc.	91,100	869,094

		7,817,964

Retail — 6.7%
AFC Enterprises, Inc (a)	49,133	581,243
The Cheesecake Factory, Inc. (a)	132,769	3,272,756
The Children’s Place Retail Store, Inc. (a)	19,691	916,222
Columbia Sportswear Co.	160,015	7,424,696
Denny’s Corp. (a)	461,350	1,536,296
Domino’s Pizza UK & IRL PLC	285,094	1,965,245
Dufry Group (a)	12,987	1,132,743
Express, Inc.	124,600	2,528,134
GNC Holdings, Inc. (a)	80,460	1,618,855
Hanesbrands, Inc. (a)	124,548	3,114,946
Liz Claiborne, Inc. (a)	370,700	1,853,500
Lumber Liquidators Holdings, Inc. (a)	82,570	1,246,807
Nu Skin Enterprises, Inc. Class A	47,580	1,927,942
Rue21, Inc. (a)	121,540	2,757,743
Texas Roadhouse, Inc.	55,690	736,222
Ulta Salon Cosmetics & Fragrance, Inc. (a)	31,515	1,961,178
Vera Bradley, Inc. (a)	161,000	5,804,050
Zumiez, Inc. (a)	299,346	5,241,548

		45,620,126

Semiconductors — 2.2%
Applied Micro Circuits Corp. (a)	196,240	1,053,809
Cavium, Inc. (a)	42,820	1,156,568
Cypress Semiconductor Corp. (a)	69,550	1,041,163
Fairchild Semiconductor International, Inc. (a)	133,360	1,440,288
Lattice Semiconductor Corp. (a)	108,700	570,675
Microsemi Corp. (a)	103,090	1,647,378
Mindspeed Technologies, Inc. (a)	115,580	601,016
Nanometrics, Inc. (a)	99,600	1,444,200
ON Semiconductor Corp. (a)	252,460	1,810,138
QLogic Corp. (a)	118,420	1,501,566
Skyworks Solutions, Inc. (a)	132,990	2,385,841

		14,652,642

Software — 4.6%
Allscripts Healthcare Solutions, Inc. (a)	75,590	1,362,132
CommVault Systems, Inc. (a)	19,910	737,865
Concur Technologies, Inc. (a)	39,460	1,468,701
MicroStrategy, Inc. Class A (a)	22,400	2,555,168

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QLIK Technologies, Inc. (a)	48,480	$1,050,077
RealPage, Inc. (a)	29,470	602,661
RightNow Technologies, Inc. (a)	51,280	1,694,804
SolarWinds, Inc. (a)	57,000	1,255,140
Solera Holdings, Inc.	95,900	4,842,950
Synchronoss Technologies, Inc. (a)	260,900	6,499,019
Take-Two Interactive Software, Inc. (a)	82,000	1,043,040
The Ultimate Software Group, Inc. (a)	156,500	7,311,680
Velti PLC (a)	54,161	358,004

		30,781,241

Storage & Warehousing — 0.5%
Mobile Mini, Inc. (a)	223,224	3,669,803

Telecommunications — 3.9%
Acme Packet, Inc. (a)	40,920	1,742,783
Aruba Networks, Inc. (a)	359,990	7,527,391
DigitalGlobe, Inc. (a)	123,308	2,395,874
Finisar Corp. (a)	364,950	6,401,223
Ixia (a)	117,650	902,375
Polycom, Inc. (a)	89,370	1,641,727
RF Micro Devices, Inc. (a)	223,200	1,415,088
tw telecom, Inc. (a)	143,340	2,367,977
Vonage Holdings Corp. (a)	723,720	1,881,672

		26,276,110

Transportation — 2.1%
Con-way, Inc.	56,770	1,256,320
Genesee & Wyoming, Inc. Class A (a)	27,230	1,266,740
GulfMark Offshore, Inc. Class A (a)	107,590	3,909,821
J.B. Hunt Transport Services, Inc.	130,815	4,725,038
Old Dominion Freight Line, Inc. (a)	57,525	1,666,499
Swift Transportation Co. (a)	193,780	1,247,943

		14,072,361

TOTAL COMMON STOCK (Cost $717,374,858)		649,879,266

TOTAL EQUITIES (Cost $717,374,858)		649,879,266

MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
iShares Russell 2000 Index Fund	66,055	4,244,034

TOTAL MUTUAL FUNDS (Cost $4,450,813)		4,244,034

TOTAL LONG-TERM INVESTMENTS (Cost $721,825,671)		654,123,300

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$12,018,700	$12,018,700

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	10,585	10,585

TOTAL SHORT-TERM INVESTMENTS (Cost $12,029,285)		12,029,285

TOTAL INVESTMENTS — 98.5% (Cost $733,854,956) (c)		666,152,585

Other Assets/(Liabilities) — 1.5%		10,008,264

NET ASSETS — 100.0%		$676,160,849

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $12,018,710. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 12/25/24, and an aggregate market value, including accrued interest, of $12,265,263.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Advertising — 0.1%
Marchex, Inc. Class B	9,090	$77,265

Aerospace & Defense — 1.5%
Teledyne Technologies, Inc. (a)	3,993	195,098
Triumph Group, Inc.	11,782	574,255

		769,353

Airlines — 0.7%
Allegiant Travel Co. (a)	2,270	106,985
JetBlue Airways Corp. (a)	69,415	284,602

		391,587

Apparel — 0.7%
Steven Madden Ltd. (a)	11,604	349,280

Automotive & Parts — 1.4%
Meritor, Inc. (a)	33,805	238,663
WABCO Holdings, Inc. (a)	13,661	517,206

		755,869

Banks — 0.6%
Prosperity Bancshares, Inc.	4,440	145,099
UMB Financial Corp.	5,585	179,167

		324,266

Beverages — 0.1%
Primo Water Corp. (a)	13,090	73,828

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	5,300	339,518
Amarin Corp. PLC Sponsored ADR (United Kingdom) (a)	10,850	99,820
Exact Sciences Corp. (a)	12,270	81,350
NPS Pharmaceuticals, Inc. (a)	13,720	89,317
Seattle Genetics, Inc. (a)	20,150	384,059

		994,064

Building Materials — 1.1%
Interline Brands, Inc. (a)	6,310	81,210
Texas Industries, Inc.	15,877	503,936

		585,146

Chemicals — 2.1%
Huntsman Corp.	34,681	335,365
Intrepid Potash, Inc. (a)	21,988	546,842
Quaker Chemical Corp.	7,483	193,959

		1,076,166

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	9,104	154,313

Commercial Services — 5.1%
Aaron’s, Inc.	8,680	219,170
Chemed Corp.	2,030	111,569

	Number of Shares	Value
The Corporate Executive Board Co.	11,497	$342,611
Exlservice Holdings, Inc. (a)	7,210	158,620
Exponent, Inc. (a)	4,350	179,785
The Geo Group, Inc. (a)	29,410	545,849
MAXIMUS, Inc.	7,160	249,884
Monster Worldwide, Inc. (a)	8,565	61,497
PAREXEL International Corp. (a)	10,558	199,863
Rent-A-Center, Inc.	2,200	60,390
Sotheby’s	7,140	196,850
SuccessFactors, Inc. (a)	14,377	330,527

		2,656,615

Computers — 1.7%
3D Systems Corp. (a)	9,568	133,856
Fortinet, Inc. (a)	22,166	372,389
Mentor Graphics Corp. (a)	16,590	159,596
Riverbed Technology, Inc. (a)	10,250	204,590

		870,431

Cosmetics & Personal Care — 0.9%
Elizabeth Arden, Inc. (a)	10,570	300,611
Inter Parfums, Inc.	12,700	196,215

		496,826

Diversified Financial — 1.2%
Duff & Phelps Corp. Class A	16,297	173,726
Encore Capital Group, Inc. (a)	12,340	269,629
MarketAxess Holdings, Inc.	3,700	96,274
World Acceptance Corp. (a)	1,970	110,221

		649,850

Electrical Components & Equipment — 1.5%
GrafTech International Ltd. (a)	41,630	528,701
Universal Display Corp. (a)	5,753	275,799

		804,500

Electronics — 2.6%
Analogic Corp.	2,480	112,617
Coherent, Inc. (a)	12,676	544,561
Cymer, Inc. (a)	4,828	179,505
Oyo Geospace Corp. (a)	7,530	423,863
Thomas & Betts Corp. (a)	2,690	107,358

		1,367,904

Engineering & Construction — 0.3%
EMCOR Group, Inc. (a)	8,600	174,838

Entertainment — 3.3%
Bally Technologies, Inc. (a)	15,309	413,037
Lions Gate Entertainment Corp. (a)	38,810	267,789
Pinnacle Entertainment, Inc. (a)	52,550	477,154
Shuffle Master, Inc. (a)	66,656	560,577

		1,718,557

Environmental Controls — 1.5%
Darling International, Inc. (a)	10,760	135,468

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Connections, Inc.	18,562	$627,767

		763,235

Foods — 1.8%
Chefs’ Warehouse Holdings LLC (a)	6,420	75,499
The Fresh Market, Inc. (a)	12,906	492,493
Ruddick Corp.	5,750	224,192
United Natural Foods, Inc. (a)	4,090	151,494

		943,678

Forest Products & Paper — 0.5%
Potlatch Corp.	8,830	278,322

Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	6,773	307,359

Health Care – Products — 6.2%
ArthroCare Corp. (a)	17,969	516,968
Bruker Corp. (a)	25,216	341,172
Cepheid, Inc. (a)	20,957	813,760
The Cooper Cos., Inc.	5,540	438,491
Delcath Systems, Inc. (a)	19,380	64,729
Masimo Corp.	6,910	149,602
Merit Medical Systems, Inc. (a)	12,000	157,680
Thoratec Corp. (a)	19,532	637,525
Volcano Corp. (a)	3,894	115,379

		3,235,306

Health Care – Services — 2.4%
Air Methods Corp. (a)	5,475	348,593
Centene Corp. (a)	24,895	713,740
ICON PLC Sponsored ADR (Ireland) (a)	11,430	183,794

		1,246,127

Home Furnishing — 1.8%
DTS, Inc. (a)	20,147	500,250
Skullcandy, Inc. (a)	5,480	77,432
Universal Electronics, Inc. (a)	21,619	354,336

		932,018

Household Products — 0.4%
Jarden Corp.	4,760	134,518
SodaStream International Ltd. (a)	2,840	93,862

		228,380

Internet — 2.3%
BroadSoft, Inc. (a)	3,550	107,743
Sapient Corp.	48,255	489,306
TIBCO Software, Inc. (a)	16,780	375,704
Vocus, Inc. (a)	11,120	186,371
Websense, Inc. (a)	1,570	27,161

		1,186,285

Investment Companies — 0.3%
KKR Financial Holdings LLC	21,315	158,370

Lodging — 0.4%
Orient-Express Hotels Ltd. (a)	30,980	214,072

	Number of Shares	Value
Machinery – Diversified — 0.5%
The Middleby Corp. (a)	2,010	$141,625
Robbins & Myers, Inc.	4,010	139,187

		280,812

Manufacturing — 1.1%
Crane Co.	5,420	193,440
Hexcel Corp. (a)	17,391	385,384

		578,824

Media — 0.8%
Acacia Research–Acacia Technologies (a)	11,737	422,415

Metal Fabricate & Hardware — 0.6%
Northwest Pipe Co. (a)	14,323	290,614

Mining — 2.4%
Kaiser Aluminum Corp.	2,930	129,740
RTI International Metals, Inc. (a)	22,599	527,009
Titanium Metals Corp.	39,568	592,729

		1,249,478

Office Furnishings — 0.2%
Interface, Inc. Class A	10,867	128,883

Oil & Gas — 2.9%
Bill Barrett Corp. (a)	5,790	209,830
Brigham Exploration Co. (a)	3,930	99,272
Carrizo Oil & Gas, Inc. (a)	4,310	92,881
Gulfport Energy Corp. (a)	20,835	503,790
Oasis Petroleum, Inc. (a)	22,959	512,674
Resolute Energy Corp. (a)	7,300	82,928

		1,501,375

Oil & Gas Services — 2.5%
Lufkin Industries, Inc.	18,697	994,867
Oil States International, Inc. (a)	3,440	175,165
Tesco Corp. (a)	13,470	156,252

		1,326,284

Pharmaceuticals — 9.0%
BioMarin Pharmaceutical, Inc. (a)	11,742	374,218
Catalyst Health Solutions, Inc. (a)	13,979	806,449
Cubist Pharmaceuticals, Inc. (a)	9,010	318,233
Herbalife Ltd.	7,010	375,736
MAP Pharmaceuticals, Inc. (a)	8,960	130,995
Medicis Pharmaceutical Corp. Class A	6,060	221,069
Pharmasset, Inc. (a)	3,820	314,653
Questcor Pharmaceuticals, Inc. (a)	7,820	213,173
Salix Pharmaceuticals Ltd. (a)	21,200	627,520
Sirona Dental Systems, Inc. (a)	12,764	541,321
SXC Health Solutions Corp. (a)	5,720	318,604
Theravance, Inc. (a)	6,690	134,737
United Therapeutics Corp. (a)	4,370	163,831
ViroPharma, Inc. (a)	9,860	178,170

		4,718,709

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.3%
American Campus Communities, Inc.	8,640	$321,494
Education Realty Trust, Inc.	23,920	205,473
Mid-America Apartment Communities, Inc.	6,540	393,839
Redwood Trust, Inc.	24,223	270,571

		1,191,377

Retail — 13.4%
BJ’s Restaurants, Inc. (a)	14,843	654,725
Body Central Corp. (a)	5,880	106,781
Buffalo Wild Wings, Inc. (a)	7,800	466,440
Caribou Coffee Co., Inc. (a)	7,660	90,541
Casey’s General Stores, Inc.	5,940	259,281
Cash America International, Inc.	17,031	871,306
The Cheesecake Factory, Inc. (a)	6,360	156,774
Chico’s FAS, Inc.	17,167	196,219
EZCORP, Inc. Class A (a)	13,709	391,255
First Cash Financial Services, Inc. (a)	6,063	254,343
Genesco, Inc. (a)	25,592	1,318,756
GNC Holdings, Inc. (a)	7,751	155,950
Hibbett Sports, Inc. (a)	6,380	216,218
Papa John’s International, Inc. (a)	7,120	216,448
Select Comfort Corp. (a)	17,950	250,761
Tractor Supply Co.	2,160	135,108
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,900	118,237
Vitamin Shoppe, Inc. (a)	30,453	1,140,160

		6,999,303

Semiconductors — 4.0%
Cavium, Inc. (a)	6,130	165,571
Cirrus Logic, Inc. (a)	6,860	101,116
EZchip Semiconductor Ltd. (a)	4,960	164,771
Mellanox Technologies Ltd. (a)	7,610	237,584
Netlogic Microsystems, Inc. (a)	11,880	571,547
Photronics, Inc. (a)	11,650	58,017
Teradyne, Inc. (a)	33,940	373,680
Veeco Instruments, Inc. (a)	10,980	267,912
Volterra Semiconductor Corp. (a)	8,640	166,147

		2,106,345

Software — 8.3%
Allscripts Healthcare Solutions, Inc. (a)	26,503	477,584
ANSYS, Inc. (a)	7,940	389,378
Bottomline Technologies, Inc. (a)	9,720	195,761
CommVault Systems, Inc. (a)	2,950	109,327
Compuware Corp. (a)	53,678	411,173
Informatica Corp. (a)	8,845	362,203
MedAssets, Inc. (a)	22,102	212,400
Medidata Solutions, Inc. (a)	8,576	140,989
Progress Software Corp. (a)	13,850	243,067
QLIK Technologies, Inc. (a)	15,304	331,485

	Number of Shares	Value
Quality Systems, Inc.	10,439	$1,012,583
SolarWinds, Inc. (a)	9,229	203,223
Taleo Corp. Class A (a)	9,370	240,996

		4,330,169

Telecommunications — 1.2%
NETGEAR, Inc. (a)	6,420	166,214
NICE Systems Ltd. Sponsored ADR (Israel) (a)	15,636	474,552

		640,766

Transportation — 2.3%
Atlas Air Worldwide Holdings, Inc. (a)	9,201	306,301
Forward Air Corp.	5,810	147,865
Landstar System, Inc.	12,140	480,258
Old Dominion Freight Line, Inc. (a)	8,957	259,484

		1,193,908

TOTAL COMMON STOCK (Cost $50,017,958)		50,743,072

TOTAL EQUITIES (Cost $50,017,958)		50,743,072

MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
iShares Russell 2000 Growth Index Fund	12,510	919,110
iShares Russell 2000 Index Fund	5,780	371,365

TOTAL MUTUAL FUNDS (Cost $1,544,375)		1,290,475

TOTAL LONG-TERM INVESTMENTS (Cost $51,562,333)		52,033,547

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$231,128	231,128

TOTAL SHORT-TERM INVESTMENTS (Cost $231,128)		231,128

TOTAL INVESTMENTS — 99.7% (Cost $51,793,461) (c)		52,264,675

Other Assets/(Liabilities) — 0.3%		149,432

NET ASSETS — 100.0%		$52,414,107

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $231,128. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 4/01/25, and an aggregate market value, including accrued interest, of $236,274.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 95.3%
Aerospace & Defense — 1.2%
European Aeronautic Defence and Space Co.	49,179	$1,379,743

Agriculture — 3.6%
British American Tobacco PLC	49,540	2,099,751
Japan Tobacco, Inc.	457	2,132,123

		4,231,874

Auto Manufacturers — 4.2%
Daimler AG	28,955	1,282,541
Nissan Motor Co. Ltd.	234,900	2,075,871
Toyota Motor Corp.	45,900	1,569,066

		4,927,478

Automotive & Parts — 0.9%
Bridgestone Corp.	47,200	1,070,232

Banks — 12.6%
Banco Bilbao Vizcaya Argentaria SA	139,140	1,133,726
Barclays PLC	372,667	914,833
BNP Paribas	41,907	1,658,778
China Construction Bank Corp. Class H	1,440,000	859,259
Commerzbank AG (a)	337,232	848,935
DnB NOR ASA	106,693	1,065,141
Erste Group Bank AG	25,147	640,971
HSBC Holdings PLC	93,041	709,097
KBC Groep NV	30,775	708,331
Lloyds Banking Group PLC (a)	1,305,321	692,160
Nordea Bank AB	192,581	1,556,106
Standard Chartered PLC	41,709	832,486
Sumitomo Mitsui Financial Group, Inc.	109,500	3,090,320

		14,710,143

Building Materials — 1.2%
Holcim Ltd. (a)	26,763	1,414,886

Chemicals — 2.4%
BASF SE	20,674	1,254,396
Lanxess AG	7,856	377,635
Solvay SA Class A	12,407	1,167,139

		2,799,170

Commercial Services — 0.9%
Experian PLC	74,825	841,797
Hamburger Hafen und Logistik AG	5,145	142,727

		984,524

Computers — 1.5%
Fujitsu LTD	370,000	1,743,021

	Number of Shares	Value
Distribution & Wholesale — 3.2%
Marubeni Corp.	166,000	$928,300
Mitsui & Co. Ltd.	54,300	785,940
Sumitomo Corp.	165,700	2,048,781

		3,763,021

Diversified Financial — 2.3%
African Bank Investments Ltd.	200,028	813,226
Credit Suisse Group (a)	41,632	1,080,316
Deutsche Boerse AG (a)	14,643	735,310

		2,628,852

Electric — 2.7%
E.ON AG	93,344	2,035,733
International Power PLC	234,979	1,113,137

		3,148,870

Electrical Components & Equipment — 2.4%
Mitsubishi Electric Corp.	112,000	991,918
Schneider Electric SA	34,126	1,837,294

		2,829,212

Electronics — 0.7%
Hon Hai Precision Industry Co. Ltd.	368,600	822,836

Engineering & Construction — 0.5%
Bouygues SA	17,695	585,571

Food Services — 1.1%
Sodexo	19,172	1,263,316

Foods — 1.5%
Unilever NV	55,907	1,770,799

Forest Products & Paper — 1.0%
UPM-Kymmene OYJ	101,055	1,137,553

Gas — 4.3%
Centrica PLC	292,345	1,343,892
Gaz De France	65,379	1,953,088
Snam Rete Gas SpA	358,036	1,652,740

		4,949,720

Insurance — 6.0%
Allianz SE	27,976	2,632,563
ING Groep NV (a)	255,967	1,801,499
Prudential PLC	196,049	1,678,019
QBE Insurance Group Ltd.	72,856	893,912

		7,005,993

Investment Companies — 0.5%
Man Group PLC	223,773	578,730

Lodging — 0.9%
Intercontinental Hotels Group PLC	67,173	1,090,462

Machinery – Diversified — 0.7%
Amada Co. Ltd.	125,000	814,390

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 1.1%
First Quantum Minerals Ltd.	50,820	$676,533
Glencore International PLC	41,344	255,889
Petropavlovsk PLC	33,751	311,332

		1,243,754

Office Equipment/Supplies — 1.1%
Canon, Inc.	27,200	1,231,400

Oil & Gas — 10.7%
BP PLC	351,489	2,108,198
Cairn Energy PLC (a)	182,112	789,252
JX Holdings, Inc.	290,500	1,630,465
Repsol YPF SA	65,475	1,725,130
Royal Dutch Shell PLC Class A	178,916	5,549,138
Tullow Oil PLC	32,777	665,002

		12,467,185

Pharmaceuticals — 10.0%
Bayer AG	42,184	2,318,263
GlaxoSmithKline PLC	152,669	3,152,077
Novartis AG	52,931	2,954,055
Sanofi	49,532	3,252,225

		11,676,620

Real Estate — 0.5%
China Resources Land Ltd.	572,000	600,315

Retail — 0.8%
PPR	7,372	950,994

Semiconductors — 1.4%
Samsung Electronics Co., Ltd.	2,332	1,633,597

Telecommunications — 11.9%
BT Group PLC	380,092	1,018,883
Deutsche Telekom AG	118,967	1,399,439
KDDI Corp.	263	1,806,306
Koninklijke KPN NV	85,131	1,120,710
Nippon Telegraph & Telephone Corp.	38,200	1,835,919
Singapore Telecommunications Ltd.	568,260	1,372,799
Telefonaktiebolaget LM Ericsson Class B	135,879	1,301,941
Vodafone Group PLC	1,557,318	4,021,533

		13,877,530

Transportation — 0.8%
East Japan Railway	14,600	886,505

Water — 0.7%
Suez Environnement Co.	53,516	745,888

TOTAL COMMON STOCK (Cost $138,843,853)		110,964,184

	Number of Shares	Value
PREFERRED STOCK — 0.9%
Auto Manufacturers — 0.9%
Volkswagen AG 1.970%	8,195	$1,084,197

TOTAL PREFERRED STOCK (Cost $1,481,167)		1,084,197

TOTAL EQUITIES (Cost $140,325,020)		112,048,381

RIGHTS — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria, SA, Expires 10/20/11 (a)	139,140	20,505

TOTAL RIGHTS (Cost $20,722)		20,505

TOTAL LONG-TERM INVESTMENTS (Cost $140,345,742)		112,068,886

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$3,303,790	3,303,790

TOTAL SHORT-TERM INVESTMENTS (Cost $3,303,790)		3,303,790

TOTAL INVESTMENTS — 99.1% (Cost $143,649,532) (c)		115,372,676

Other Assets/(Liabilities) — 0.9%		1,094,723

NET ASSETS — 100.0%		$116,467,399

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,303,792. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $3,372,364.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.7%
Advertising — 0.7%
Publicis Groupe	83,600	$3,500,061

Aerospace & Defense — 0.4%
BAE Systems PLC	157,600	649,738
European Aeronautic Defence and Space Co.	41,232	1,156,786

		1,806,524

Agriculture — 0.8%
British American Tobacco PLC	42,691	1,809,456
Japan Tobacco, Inc.	394	1,838,198

		3,647,654

Apparel — 0.4%
Burberry Group PLC	99,548	1,801,968

Auto Manufacturers — 3.7%
Daimler AG	98,552	4,365,292
Honda Motor Co. Ltd.	199,700	5,855,201
Nissan Motor Co. Ltd.	195,500	1,727,683
Toyota Motor Corp.	166,100	5,678,035

		17,626,211

Automotive & Parts — 0.9%
Bridgestone Corp.	40,600	920,581
Denso Corp.	105,800	3,391,087

		4,311,668

Banks — 12.2%
Banco Bilbao Vizcaya Argentaria SA	119,681	975,172
Banco Santander SA	734,603	6,005,410
Bank of Ireland (a)	19,109,090	1,967,365
Barclays PLC	726,867	1,784,332
BNP Paribas	150,149	5,943,252
China Construction Bank Corp. Class H	1,239,000	739,321
Commerzbank AG (a)	290,029	730,108
DnB NOR ASA	91,941	917,868
Erste Group Bank AG	55,343	1,410,636
HSBC Holdings PLC	935,487	7,129,667
ICICI Bank Ltd. Sponsored ADR (India)	105,090	3,648,725
Intesa Sanpaolo	2,785,214	4,351,929
Julius Baer Group Ltd. (a)	132,443	4,413,606
KBC Groep NV	26,467	609,176
Komercni Banka AS	11,252	2,097,428
Lloyds Banking Group PLC (a)	1,124,837	596,456
Nordea Bank AB	165,665	1,338,617
Standard Chartered PLC	239,171	4,773,706
Sumitomo Mitsui Financial Group, Inc.	162,100	4,574,802

	Number of Shares	Value
Westpac Banking Corp.	181,350	$3,485,561

		57,493,137

Beverages — 4.4%
Diageo PLC	456,997	8,694,719
Heineken Holding NV Class A	41,700	1,608,552
Heineken NV	153,007	6,837,800
Pernod-Ricard SA	45,510	3,568,360
Treasury Wine Estates Ltd.	84,066	310,871

		21,020,302

Building Materials — 1.1%
Geberit AG Registered (a)	5,300	974,327
Holcim Ltd. (a)	81,420	4,304,450

		5,278,777

Chemicals — 7.1%
Air Liquide	41,242	4,822,704
Akzo Nobel NV	157,407	6,958,630
BASF SE	17,779	1,078,741
Givaudan SA Registered (a)	6,432	5,024,837
Lanxess AG	6,542	314,472
Linde AG	67,617	9,018,254
Shin-Etsu Chemical Co. Ltd.	105,500	5,172,739
Solvay SA Class A	10,691	1,005,713

		33,396,090

Commercial Services — 3.2%
Adecco SA (a)	95,100	3,729,141
Experian PLC	138,673	1,560,101
G4S PLC	378,600	1,569,752
Hamburger Hafen und Logistik AG	4,127	114,487
Hays PLC	864,018	927,093
Meitec Corp.	67,900	1,296,346
Randstad Holding NV	92,782	2,959,732
Secom Co. Ltd.	58,300	2,802,986

		14,959,638

Computers — 0.6%
Fujitsu LTD	318,000	1,498,055
HTC Corp.	53,150	1,167,655

		2,665,710

Cosmetics & Personal Care — 0.9%
Beiersdorf AG	78,209	4,188,303

Distribution & Wholesale — 1.6%
Li & Fung Ltd.	1,579,600	2,605,155
Marubeni Corp.	143,000	799,680
Mitsui & Co. Ltd.	45,200	654,226
Sumitomo Corp.	142,800	1,765,636
Wolseley PLC	75,500	1,879,437

		7,704,134

Diversified Financial — 4.8%
African Bank Investments Ltd.	163,914	666,402

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BM&F BOVESPA SA	248,200	$1,160,313
Credit Suisse Group (a)	244,203	6,336,867
Daiwa Securities Group, Inc.	1,430,120	5,336,283
Deutsche Boerse AG (a)	61,240	3,075,216
Nomura Holdings, Inc.	341,600	1,244,760
Schroders PLC	91,900	1,823,408
UBS AG (a)	277,615	3,160,166

		22,803,415

Electric — 0.8%
E.ON AG	79,408	1,731,803
International Power PLC	202,488	959,222
Red Electrica Corp. SA	20,035	914,285

		3,605,310

Electrical Components & Equipment — 2.2%
Legrand SA	94,900	2,958,510
Mitsubishi Electric Corp.	97,000	859,071
Schneider Electric SA	124,481	6,701,876

		10,519,457

Electronics — 3.2%
Fanuc Ltd.	20,800	2,863,718
Hon Hai Precision Industry Co. Ltd.	1,059,100	2,364,258
Hoya Corp.	172,800	3,982,284
Koninklijke Philips Electronics NV	186,600	3,340,270
Omron Corp.	110,200	2,158,410
Orbotech Ltd. (a)	33,200	321,376

		15,030,316

Engineering & Construction — 0.1%
Bouygues SA	15,219	503,634

Food Services — 0.9%
Compass Group PLC	418,550	3,384,596
Sodexo	16,522	1,088,697

		4,473,293

Foods — 5.1%
Danone SA	88,895	5,470,707
Koninlijke Ahold NV	180,900	2,127,054
Nestle SA	197,189	10,839,543
Tesco PLC	740,105	4,329,209
Unilever NV	48,089	1,523,172

		24,289,685

Forest Products & Paper — 0.4%
Svenska Cellulosa AB Class B	57,830	703,122
UPM-Kymmene OYJ	87,082	980,262

		1,683,384

Gas — 0.9%
Centrica PLC	251,484	1,156,056
Gaz De France	56,241	1,680,106
Snam Rete Gas SpA	308,531	1,424,219

		4,260,381

	Number of Shares	Value
Health Care – Products — 0.6%
Sonova Holding AG (a)	16,331	$1,473,680
Synthes, Inc. (b)	8,816	1,425,460

		2,899,140

Holding Company – Diversified — 1.3%
Keppel Corp Ltd.	106,500	623,827
LVMH Moet Hennessy Louis Vuitton SA	42,461	5,630,616

		6,254,443

Household Products — 1.1%
Reckitt Benckiser Group PLC	103,776	5,246,594

Insurance — 4.1%
AIA Group Ltd.	623,800	1,773,510
Allianz SE	62,393	5,871,229
ING Groep NV (a)	770,971	5,426,103
Prudential PLC	168,941	1,445,997
QBE Insurance Group Ltd.	238,664	2,928,306
Swiss Re Ltd. (a)	37,594	1,749,702

		19,194,847

Investment Companies — 0.1%
Man Group PLC	186,675	482,786

Lodging — 0.2%
Intercontinental Hotels Group PLC	57,886	939,700

Machinery – Construction & Mining — 0.6%
Rio Tinto PLC	68,500	3,025,296

Machinery – Diversified — 0.1%
Amada Co. Ltd.	107,000	697,118

Manufacturing — 1.2%
Olympus Corp.	104,100	3,213,457
Smiths Group PLC	158,209	2,437,457

		5,650,914

Media — 2.1%
Grupo Televisa SA Sponsored ADR (Mexico)	46,200	849,618
Reed Elsevier PLC	162,800	1,240,233
Societe Television Francaise 1	145,400	1,806,631
Thomson Reuters Corp.	59,200	1,604,428
Wolters Kluwer NV	74,594	1,207,973
WPP PLC	340,351	3,138,768

		9,847,651

Metal Fabricate & Hardware — 0.8%
Assa Abloy AB Series B	184,100	3,790,028

Mining — 0.6%
First Quantum Minerals Ltd.	41,935	558,253
Glencore International PLC	34,427	213,078
Orica Ltd.	77,100	1,726,989
Petropavlovsk PLC	27,956	257,877

		2,756,197

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 2.2%
Canon, Inc.	225,650	$10,215,638

Oil & Gas — 4.7%
BG Group PLC	90,279	1,719,120
BP PLC	302,326	1,813,323
Cairn Energy PLC (a)	156,931	680,121
CNOOC Ltd.	733,000	1,174,013
Inpex Corp.	758	4,671,104
JX Holdings, Inc.	250,300	1,404,838
Repsol YPF SA	56,324	1,484,020
Royal Dutch Shell PLC Class A	283,814	8,802,583
Tullow Oil PLC	28,245	573,054

		22,322,176

Packaging & Containers — 0.6%
Amcor Ltd.	424,600	2,793,944

Pharmaceuticals — 5.2%
Bayer AG	100,352	5,514,943
GlaxoSmithKline PLC	165,715	3,421,431
Merck KGaA	33,520	2,742,791
Novartis AG	56,732	3,166,188
Roche Holding AG	41,679	6,705,388
Sanofi	42,552	2,793,924

		24,344,665

Real Estate — 0.1%
China Resources Land Ltd.	476,000	499,563

Retail — 3.0%
Cie Financiere Richemont SA	72,973	3,239,324
Hennes & Mauritz AB Class B	63,510	1,897,115
Lawson, Inc.	76,200	4,306,876
PPR	20,640	2,662,576
Signet Jewelers Ltd. (a)	55,000	1,859,000

		13,964,891

Semiconductors — 3.2%
Rohm Co. Ltd.	85,100	4,422,992
Samsung Electronics Co., Ltd.	10,343	7,245,408
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	322,087	3,681,454

		15,349,854

Software — 2.6%
Amadeus IT Holding SA	158,188	2,539,354
Dassault Systemes SA	17,669	1,247,601
Infosys Ltd. Sponsored ADR (India)	30,050	1,534,654
SAP AG	139,131	7,092,236

		12,413,845

Telecommunications — 3.8%
BT Group PLC	327,538	878,006
China Unicom Ltd.	1,178,000	2,408,367
Deutsche Telekom AG	102,327	1,203,698

	Number of Shares	Value
KDDI Corp.	219	$1,504,110
Koninklijke KPN NV	70,880	933,103
MTN Group Ltd.	147,198	2,408,289
Nippon Telegraph & Telephone Corp.	31,800	1,528,331
Singapore Telecommunications Ltd.	447,500	1,080,446
Singapore Telecommunications Ltd.	500,050	1,208,017
Telefonaktiebolaget LM Ericsson Class B	116,887	1,119,966
Tim Participacoes SA Sponsored ADR (Brazil)	10,710	252,328
Vodafone Group PLC	1,339,495	3,459,039

		17,983,700

Transportation — 2.0%
Canadian National Railway Co.	80,670	5,371,009
East Japan Railway	12,600	765,066
Kuehne & Nagel International AG	28,000	3,132,010

		9,268,085

Water — 0.1%
Suez Environnement Co.	46,117	642,763

TOTAL COMMON STOCK (Cost $519,683,471)		457,152,890

PREFERRED STOCK — 0.2%
Auto Manufacturers — 0.2%
Volkswagen AG 1.970%	7,050	932,714

TOTAL PREFERRED STOCK (Cost $1,278,178)		932,714

TOTAL EQUITIES (Cost $520,961,649)		458,085,604

RIGHTS — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria, SA, Expires 10/20/11 (a)	119,681	17,638

TOTAL RIGHTS (Cost $17,824)		17,638

TOTAL LONG-TERM INVESTMENTS (Cost $520,979,473)		458,103,242

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (d)	$11,201,824	$11,201,824

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	21,317	21,317

TOTAL SHORT-TERM INVESTMENTS (Cost $11,223,141)		11,223,141

TOTAL INVESTMENTS — 99.3% (Cost $532,202,614) (e)		469,326,383

Other Assets/(Liabilities) — 0.7%		3,262,603

NET ASSETS — 100.0%		$472,588,986

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(d)	Maturity value of $11,201,833. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 - 4/01/25, and an aggregate market value, including accrued interest, of $11,428,422.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	6,107,481	$71,030,003
MassMutual Premier Disciplined Growth Fund, Class S (a)	812,510	7,044,465
MassMutual Premier Disciplined Value Fund, Class S (a)	818,963	7,305,152
MassMutual Premier Diversified Bond Fund, Class Z (a)	594,925	6,532,273
MassMutual Premier Focused International Fund, Class Z (a)	89,058	911,951
MassMutual Premier High Yield Fund, Class Z (a)	861,331	7,493,579
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,940,167	22,719,360
MassMutual Premier International Bond Fund, Class S (a)	758,934	8,006,752
MassMutual Premier International Equity Fund, Class S (a)	172,826	2,194,890
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	90,672	821,490
MassMutual Premier Money Market Fund, Class S (a)	5,282,386	5,282,386
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,082,552	44,254,861
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	447,541	5,594,259
MassMutual Premier Value Fund, Class S (a)	19,493	244,835
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	124,543	1,231,734
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	142,861	1,402,896
MassMutual Select Core Opportunities Fund, Class S (a)	272,397	2,132,866
MassMutual Select Diversified International Fund, Class S (a)	383,978	2,146,436
MassMutual Select Diversified Value Fund, Class S (a)	186,442	1,485,943
MassMutual Select Focused Value Fund, Class Z (a)	231,417	3,492,075
MassMutual Select Fundamental Value Fund, Class Z (a)	266,487	2,374,400
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	176,974	1,191,033
MassMutual Select Large Cap Growth Fund, Class S (a)	217,092	1,756,277
MassMutual Select Large Cap Value Fund, Class S (a)	49,798	453,663

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	205,403	$2,881,809
MassMutual Select Mid-Cap Value Fund, Class S (a)	331,491	2,877,346
MassMutual Select Overseas Fund, Class Z (a)	1,001,601	5,979,559
MassMutual Select PIMCO Total Return Fund, Class Z (a)	611,052	6,202,176
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	127,065	1,799,243
MassMutual Select Small Cap Value Equity Fund, Class S (a)	223,097	1,677,690
MassMutual Select Small Company Growth Fund, Class S (a) (b)	113,308	992,581
MassMutual Select Small Company Value Fund, Class Z (a)	118,874	1,368,235
MassMutual Select Strategic Bond Fund, Class S (a)	931,463	9,407,779
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,401,396	4,610,594
Oppenheimer Developing Markets Fund, Class Y (a)	70,912	2,020,271
Oppenheimer Real Estate Fund, Class Y (a)	280,733	4,952,135

		251,872,997

TOTAL MUTUAL FUNDS (Cost $261,564,584)		251,872,997

TOTAL LONG-TERM INVESTMENTS (Cost $261,564,584)		251,872,997

TOTAL INVESTMENTS — 100.1% (Cost $261,564,584) (c)		251,872,997

Other Assets/(Liabilities) — (0.1)%		(170,313)

NET ASSETS — 100.0%		$251,702,684

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	8,154,314	$94,834,676
MassMutual Premier Disciplined Growth Fund, Class S (a)	3,185,142	27,615,178
MassMutual Premier Disciplined Value Fund, Class S (a)	2,856,416	25,479,231
MassMutual Premier Diversified Bond Fund, Class Z (a)	918,981	10,090,412
MassMutual Premier Focused International Fund, Class Z (a)	402,586	4,122,480
MassMutual Premier High Yield Fund, Class Z (a)	1,446,605	12,585,463
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	2,198,470	25,744,078
MassMutual Premier International Bond Fund, Class S (a)	842,102	8,884,180
MassMutual Premier International Equity Fund, Class S (a)	842,937	10,705,305
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,158,061	10,492,028
MassMutual Premier Money Market Fund, Class S (a)	1,020,438	1,020,438
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,271,845	35,466,804
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,362,561	17,032,009
MassMutual Premier Value Fund, Class S (a)	75,199	944,497
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	492,564	4,871,455
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	879,776	8,639,397
MassMutual Select Core Opportunities Fund, Class S (a)	616,818	4,829,685
MassMutual Select Diversified International Fund, Class S (a)	1,392,582	7,784,532
MassMutual Select Diversified Value Fund, Class S (a)	956,929	7,626,722
MassMutual Select Focused Value Fund, Class Z (a)	512,949	7,740,400
MassMutual Select Fundamental Value Fund, Class Z (a)	1,515,880	13,506,494
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,280,930	8,620,662
MassMutual Select Large Cap Growth Fund, Class S (a)	695,571	5,627,172
MassMutual Select Large Cap Value Fund, Class S (a)	329,030	2,997,460

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	1,143,220	$16,039,372
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,788,915	15,527,779
MassMutual Select Overseas Fund, Class Z (a)	5,495,901	32,810,530
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,056,974	10,728,284
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	333,753	4,725,940
MassMutual Select Small Cap Value Equity Fund, Class S (a)	897,210	6,747,022
MassMutual Select Small Company Growth Fund, Class S (a) (b)	423,023	3,705,679
MassMutual Select Small Company Value Fund, Class Z (a)	209,657	2,413,151
MassMutual Select Strategic Bond Fund, Class S (a)	1,147,630	11,591,066
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,686,344	15,418,071
Oppenheimer Developing Markets Fund, Class Y (a)	143,439	4,086,565
Oppenheimer Real Estate Fund, Class Y (a)	941,784	16,613,065

		497,667,282

TOTAL MUTUAL FUNDS (Cost $543,583,938)		497,667,282

TOTAL LONG-TERM INVESTMENTS (Cost $543,583,938)		497,667,282

TOTAL INVESTMENTS — 100.1% (Cost $543,583,938) (c)		497,667,282

Other Assets/(Liabilities) — (0.1)%		(368,754)

NET ASSETS — 100.0%		$497,298,528

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	2,286,141	$26,587,824
MassMutual Premier Disciplined Growth Fund, Class S (a)	3,538,839	30,681,731
MassMutual Premier Disciplined Value Fund, Class S (a)	2,852,357	25,443,025
MassMutual Premier Diversified Bond Fund, Class Z (a)	44,685	490,643
MassMutual Premier Focused International Fund, Class Z (a)	380,655	3,897,906
MassMutual Premier High Yield Fund, Class Z (a)	768,857	6,689,058
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	434,950	5,093,265
MassMutual Premier International Bond Fund, Class S (a)	433,052	4,568,699
MassMutual Premier International Equity Fund, Class S (a)	886,665	11,260,640
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,123,414	10,178,135
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	620,017	6,720,979
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,252,033	15,650,414
MassMutual Premier Value Fund, Class S (a)	115,119	1,445,900
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	355,273	3,513,654
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	1,089,112	10,695,077
MassMutual Select Core Opportunities Fund, Class S (a)	447,814	3,506,387
MassMutual Select Diversified International Fund, Class S (a)	2,260,667	12,637,131
MassMutual Select Diversified Value Fund, Class S (a)	1,401,661	11,171,237
MassMutual Select Focused Value Fund, Class Z (a)	349,514	5,274,166
MassMutual Select Fundamental Value Fund, Class Z (a)	1,918,305	17,092,097
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,693,154	11,394,926
MassMutual Select Large Cap Growth Fund, Class S (a)	897,329	7,259,390
MassMutual Select Large Cap Value Fund, Class S (a)	409,324	3,728,945
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	1,026,455	14,401,166

	Number of Shares	Value
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,554,436	$13,492,505
MassMutual Select Overseas Fund, Class Z (a)	5,578,613	33,304,320
MassMutual Select PIMCO Total Return Fund, Class Z (a)	352,602	3,578,914
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	383,017	5,423,525
MassMutual Select Small Cap Value Equity Fund, Class S (a)	872,568	6,561,712
MassMutual Select Small Company Growth Fund, Class S (a) (b)	520,964	4,563,643
MassMutual Select Small Company Value Fund, Class Z (a)	380,136	4,375,362
MassMutual Select Strategic Bond Fund, Class S (a)	356,505	3,600,698
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,082,474	13,431,339
Oppenheimer Developing Markets Fund, Class Y (a)	63,318	1,803,925
Oppenheimer Real Estate Fund, Class Y (a)	744,200	13,127,694

		352,646,032

TOTAL MUTUAL FUNDS (Cost $402,218,355)		352,646,032

TOTAL LONG-TERM INVESTMENTS (Cost $402,218,355)		352,646,032

TOTAL INVESTMENTS —100.1% (Cost $402,218,355) (c)		352,646,032

Other Assets/(Liabilities) — (0.1)%		(265,500)

NET ASSETS — 100.0%		$352,380,532

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	40,025	$465,494
MassMutual Premier Disciplined Growth Fund, Class S (a)	638,789	5,538,300
MassMutual Premier Disciplined Value Fund, Class S (a)	457,100	4,077,332
MassMutual Premier Diversified Bond Fund, Class Z (a)	1,743	19,133
MassMutual Premier Focused International Fund, Class Z (a)	77,430	792,887
MassMutual Premier High Yield Fund, Class Z (a)	63,560	552,975
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	16,164	189,278
MassMutual Premier International Bond Fund, Class S (a)	14,633	154,379
MassMutual Premier International Equity Fund, Class S (a)	152,086	1,931,487
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	123,359	1,117,630
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	15,251	165,316
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	250,107	3,126,338
MassMutual Premier Value Fund, Class S (a)	29,727	373,377
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	8,544	84,499
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	239,738	2,354,232
MassMutual Select Core Opportunities Fund, Class S (a)	78,366	613,608
MassMutual Select Diversified International Fund, Class S (a)	477,548	2,669,495
MassMutual Select Diversified Value Fund, Class S (a)	305,457	2,434,491
MassMutual Select Focused Value Fund, Class Z (a)	60,817	917,733
MassMutual Select Fundamental Value Fund, Class Z (a)	414,462	3,692,859
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	339,285	2,283,389
MassMutual Select Large Cap Growth Fund, Class S (a)	204,081	1,651,019
MassMutual Select Large Cap Value Fund, Class S (a)	96,189	876,278
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	204,243	2,865,526
MassMutual Select Mid-Cap Value Fund, Class S (a)	304,857	2,646,159

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	981,216	$5,857,859
MassMutual Select PIMCO Total Return Fund, Class Z (a)	9,512	96,549
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	78,127	1,106,272
MassMutual Select Small Cap Value Equity Fund, Class S (a)	155,358	1,168,292
MassMutual Select Small Company Growth Fund, Class S (a) (b)	110,000	963,596
MassMutual Select Small Company Value Fund, Class Z (a)	82,387	948,275
MassMutual Select Strategic Bond Fund, Class S (a)	31,474	317,883
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	728,604	2,397,107
Oppenheimer Developing Markets Fund, Class Y (a)	6,633	188,983
Oppenheimer Real Estate Fund, Class Y (a)	132,459	2,336,575

		56,974,605

TOTAL MUTUAL FUNDS (Cost $66,359,248)		56,974,605

TOTAL LONG-TERM INVESTMENTS (Cost $66,359,248)		56,974,605

TOTAL INVESTMENTS — 100.1% (Cost $66,359,248) (c)		56,974,605

Other Assets/(Liabilities) — (0.1)%		(48,257)

NET ASSETS — 100.0%		$56,926,348

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,546,909	$17,990,551
MassMutual Premier Disciplined Growth Fund, Class S (a)	402,072	3,485,962
MassMutual Premier Disciplined Value Fund, Class S (a)	391,782	3,494,696
MassMutual Premier Focused International Fund, Class Z (a)	38,177	390,933
MassMutual Premier High Yield Fund, Class Z (a)	297,149	2,585,200
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,131,386	13,248,530
MassMutual Premier International Bond Fund, Class S (a)	423,584	4,468,815
MassMutual Premier International Equity Fund, Class S (a)	83,631	1,062,111
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	5,101	46,214
MassMutual Premier Money Market Fund, Class S (a)	2,240,305	2,240,305
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,601,355	17,358,693
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	188,426	2,355,322
MassMutual Premier Value Fund, Class S (a)	9,867	123,933
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	56,653	556,329
MassMutual Select Core Opportunities Fund, Class S (a)	101,812	797,184
MassMutual Select Diversified International Fund, Class S (a)	172,301	963,160
MassMutual Select Diversified Value Fund, Class S (a)	76,126	606,721
MassMutual Select Focused Value Fund, Class Z (a)	96,525	1,456,559
MassMutual Select Fundamental Value Fund, Class Z (a)	109,578	976,341
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	69,477	467,578
MassMutual Select Large Cap Growth Fund, Class S (a)	91,773	742,443
MassMutual Select Large Cap Value Fund, Class S (a)	16,805	153,092
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	92,285	1,294,761
MassMutual Select Mid-Cap Value Fund, Class S (a)	155,417	1,349,024

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	519,445	$3,101,085
MassMutual Select PIMCO Total Return Fund, Class Z (a)	322,203	3,270,365
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	52,358	741,383
MassMutual Select Small Cap Value Equity Fund, Class S (a)	93,911	706,211
MassMutual Select Small Company Growth Fund, Class S (a) (b)	54,978	481,603
MassMutual Select Small Company Value Fund, Class Z (a)	52,568	605,054
MassMutual Select Strategic Bond Fund, Class S (a)	360,468	3,640,724
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	610,271	2,007,792
Oppenheimer Developing Markets Fund, Class Y (a)	27,412	780,973
Oppenheimer Real Estate Fund, Class Y (a)	134,906	2,379,737

		95,929,384

TOTAL MUTUAL FUNDS (Cost $95,621,339)		95,929,384

TOTAL LONG-TERM INVESTMENTS (Cost $95,621,339)		95,929,384

TOTAL INVESTMENTS — 100.1% (Cost $95,621,339) (c)		95,929,384

Other Assets/(Liabilities) — (0.1)%		(97,631)

NET ASSETS — 100.0%		$95,831,753

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,490,312	$17,332,324
MassMutual Premier Disciplined Growth Fund, Class S (a)	593,994	5,149,927
MassMutual Premier Disciplined Value Fund, Class S (a)	562,711	5,019,380
MassMutual Premier Focused International Fund, Class Z (a)	66,561	681,588
MassMutual Premier High Yield Fund, Class Z (a)	356,869	3,104,765
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	866,606	10,147,954
MassMutual Premier International Bond Fund, Class S (a)	311,626	3,287,656
MassMutual Premier International Equity Fund, Class S (a)	139,279	1,768,847
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	22,065	199,912
MassMutual Premier Money Market Fund, Class S (a)	1,332,511	1,332,511
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,063,943	11,533,142
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	241,483	3,018,540
MassMutual Premier Value Fund, Class S (a)	20,662	259,515
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	82,408	809,244
MassMutual Select Core Opportunities Fund, Class S (a)	111,316	871,605
MassMutual Select Diversified International Fund, Class S (a)	311,653	1,742,139
MassMutual Select Diversified Value Fund, Class S (a)	125,288	998,544
MassMutual Select Focused Value Fund, Class Z (a)	99,839	1,506,572
MassMutual Select Fundamental Value Fund, Class Z (a)	165,403	1,473,743
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	111,482	750,274
MassMutual Select Large Cap Growth Fund, Class S (a)	149,563	1,209,967
MassMutual Select Large Cap Value Fund, Class S (a)	20,222	184,220
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	180,406	2,531,101
MassMutual Select Mid-Cap Value Fund, Class S (a)	286,457	2,486,450

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	870,865	$5,199,063
MassMutual Select PIMCO Total Return Fund, Class Z (a)	343,067	3,482,134
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	73,446	1,040,002
MassMutual Select Small Cap Value Equity Fund, Class S (a)	151,655	1,140,447
MassMutual Select Small Company Growth Fund, Class S (a) (b)	82,426	722,054
MassMutual Select Small Company Value Fund, Class Z (a)	70,251	808,593
MassMutual Select Strategic Bond Fund, Class S (a)	300,776	3,037,837
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	719,939	2,368,600
Oppenheimer Developing Markets Fund, Class Y (a)	28,532	812,871
Oppenheimer Real Estate Fund, Class Y (a)	154,658	2,728,170

		98,739,691

TOTAL MUTUAL FUNDS (Cost $100,731,512)		98,739,691

TOTAL LONG-TERM INVESTMENTS (Cost $100,731,512)		98,739,691

TOTAL INVESTMENTS — 100.1% (Cost $100,731,512) (c)		98,739,691

Other Assets/(Liabilities) — (0.1)%		(91,617)

NET ASSETS — 100.0%		$98,648,074

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.2%
Diversified Financial — 101.2%
MassMutual Premier Core Bond Fund, Class Z (a)	15,925	$185,203
MassMutual Premier Disciplined Growth Fund, Class S (a)	10,805	93,679
MassMutual Premier Disciplined Value Fund, Class S (a)	9,987	89,081
MassMutual Premier Focused International Fund, Class Z (a)	1,565	16,025
MassMutual Premier High Yield Fund, Class Z (a)	7,008	60,971
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	11,895	139,287
MassMutual Premier International Bond Fund, Class S (a)	5,497	57,994
MassMutual Premier International Equity Fund, Class S (a)	2,866	36,404
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	975	8,829
MassMutual Premier Money Market Fund, Class S (a)	1,596	1,596
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	9,391	101,799
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	4,557	56,960
MassMutual Premier Value Fund, Class S (a)	441	5,533
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	2,516	24,710
MassMutual Select Core Opportunities Fund, Class S (a)	1,995	15,619
MassMutual Select Diversified International Fund, Class S (a)	7,295	40,778
MassMutual Select Diversified Value Fund, Class S (a)	3,553	28,319
MassMutual Select Focused Value Fund, Class Z (a)	1,673	25,243
MassMutual Select Fundamental Value Fund, Class Z (a)	5,037	44,882
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	3,331	22,421
MassMutual Select Large Cap Growth Fund, Class S (a)	3,851	31,158
MassMutual Select Large Cap Value Fund, Class S (a)	792	7,215
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	3,747	52,573
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,790	50,259
MassMutual Select Overseas Fund, Class Z (a)	16,830	100,473

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	4,510	$45,776
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	1,845	26,129
MassMutual Select Small Cap Value Equity Fund, Class S (a)	3,212	24,153
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,177	19,070
MassMutual Select Small Company Value Fund, Class Z (a)	1,736	19,986
MassMutual Select Strategic Bond Fund, Class S (a)	3,987	40,269
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	13,020	42,836
Oppenheimer Developing Markets Fund, Class Y (a)	382	10,886
Oppenheimer Real Estate Fund, Class Y (a)	3,270	57,686

		1,583,802

TOTAL MUTUAL FUNDS (Cost $1,698,788)		1,583,802

TOTAL LONG-TERM INVESTMENTS (Cost $1,698,788)		1,583,802

TOTAL INVESTMENTS — 101.2% (Cost $1,698,788) (c)		1,583,802

Other Assets/(Liabilities) — (1.2)%		(19,011)

NET ASSETS — 100.0%		$1,564,791

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	2,196,007	$25,539,563
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,865,081	24,840,254
MassMutual Premier Disciplined Value Fund, Class S (a)	2,502,262	22,320,174
MassMutual Premier Focused International Fund, Class Z (a)	366,885	3,756,901
MassMutual Premier High Yield Fund, Class Z (a)	1,697,007	14,763,965
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,390,975	16,288,321
MassMutual Premier International Bond Fund, Class S (a)	1,149,088	12,122,878
MassMutual Premier International Equity Fund, Class S (a)	757,276	9,617,410
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,311,326	11,880,610
MassMutual Premier Money Market Fund, Class S (a)	45,059	45,059
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,393,926	15,110,159
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,085,243	13,565,537
MassMutual Premier Value Fund, Class S (a)	94,778	1,190,409
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	673,843	6,617,134
MassMutual Select Core Opportunities Fund, Class S (a)	412,588	3,230,563
MassMutual Select Diversified International Fund, Class S (a)	1,713,402	9,577,917
MassMutual Select Diversified Value Fund, Class S (a)	1,001,272	7,980,140
MassMutual Select Focused Value Fund, Class Z (a)	357,449	5,393,900
MassMutual Select Fundamental Value Fund, Class Z (a)	1,338,023	11,921,786
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	920,081	6,192,144
MassMutual Select Large Cap Growth Fund, Class S (a)	1,120,200	9,062,418
MassMutual Select Large Cap Value Fund, Class S (a)	207,147	1,887,111
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	869,437	12,198,203
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,348,992	11,709,252

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	4,416,965	$26,369,279
MassMutual Select PIMCO Total Return Fund, Class Z (a)	722,120	7,329,523
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	172,344	2,440,391
MassMutual Select Small Cap Value Equity Fund, Class S (a)	397,700	2,990,701
MassMutual Select Small Company Growth Fund, Class S (a) (b)	353,580	3,097,365
MassMutual Select Small Company Value Fund, Class Z (a)	273,772	3,151,111
MassMutual Select Strategic Bond Fund, Class S (a)	472,225	4,769,470
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,018,823	9,931,927
Oppenheimer Developing Markets Fund, Class Y (a)	60,638	1,727,585
Oppenheimer Real Estate Fund, Class Y (a)	775,531	13,680,369

		332,299,529

TOTAL MUTUAL FUNDS (Cost $344,509,117)		332,299,529

TOTAL LONG-TERM INVESTMENTS (Cost $344,509,117)		332,299,529

TOTAL INVESTMENTS — 100.1% (Cost $344,509,117) (c)		332,299,529

Other Assets/(Liabilities) — (0.1)%		(239,835)

NET ASSETS — 100.0%		$332,059,694

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.3%
Diversified Financial — 101.3%
MassMutual Premier Core Bond Fund, Class Z (a)	5,457	$63,460
MassMutual Premier Disciplined Growth Fund, Class S (a)	12,478	108,182
MassMutual Premier Disciplined Value Fund, Class S (a)	11,336	101,114
MassMutual Premier Focused International Fund, Class Z (a)	2,116	21,673
MassMutual Premier High Yield Fund, Class Z (a)	8,492	73,883
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	3,530	41,340
MassMutual Premier International Bond Fund, Class S (a)	5,331	56,247
MassMutual Premier International Equity Fund, Class S (a)	3,901	49,549
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,074	9,734
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,836	41,580
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	5,372	67,145
MassMutual Premier Value Fund, Class S (a)	501	6,286
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	3,875	38,053
MassMutual Select Core Opportunities Fund, Class S (a)	1,729	13,541
MassMutual Select Diversified International Fund, Class S (a)	9,127	51,022
MassMutual Select Diversified Value Fund, Class S (a)	5,445	43,399
MassMutual Select Focused Value Fund, Class Z (a)	1,721	25,975
MassMutual Select Fundamental Value Fund, Class Z (a)	7,582	67,558
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	5,329	35,867
MassMutual Select Large Cap Growth Fund, Class S (a)	6,280	50,807
MassMutual Select Large Cap Value Fund, Class S (a)	1,437	13,092
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	4,293	60,226
MassMutual Select Mid-Cap Value Fund, Class S (a)	6,691	58,078
MassMutual Select Overseas Fund, Class Z (a)	23,299	139,098
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,455	14,766

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	2,299	$32,559
MassMutual Select Small Cap Value Equity Fund, Class S (a)	4,033	30,331
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,790	24,443
MassMutual Select Small Company Value Fund, Class Z (a)	2,215	25,500
MassMutual Select Strategic Bond Fund, Class S (a)	1,369	13,825
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	16,322	53,699
Oppenheimer Developing Markets Fund, Class Y (a)	289	8,238
Oppenheimer Real Estate Fund, Class Y (a)	3,496	61,671

		1,501,941

TOTAL MUTUAL FUNDS (Cost $1,652,566)		1,501,941

TOTAL LONG-TERM INVESTMENTS (Cost $1,652,566)		1,501,941

TOTAL INVESTMENTS — 101.3% (Cost $1,652,566) (c)		1,501,941

Other Assets/(Liabilities) — (1.3)%		(19,396)

NET ASSETS — 100.0%		$1,482,545

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	778,390	$9,052,676
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,184,142	18,936,509
MassMutual Premier Disciplined Value Fund, Class S (a)	1,883,867	16,804,092
MassMutual Premier Focused International Fund, Class Z (a)	396,022	4,055,261
MassMutual Premier High Yield Fund, Class Z (a)	1,144,995	9,961,457
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	477,765	5,594,629
MassMutual Premier International Bond Fund, Class S (a)	732,643	7,729,384
MassMutual Premier International Equity Fund, Class S (a)	744,433	9,454,301
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	852,502	7,723,669
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	573,778	6,219,752
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,022,837	12,785,467
MassMutual Premier Value Fund, Class S (a)	84,868	1,065,942
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	809,700	7,951,259
MassMutual Select Core Opportunities Fund, Class S (a)	339,491	2,658,214
MassMutual Select Diversified International Fund, Class S (a)	1,752,603	9,797,053
MassMutual Select Diversified Value Fund, Class S (a)	1,196,774	9,538,289
MassMutual Select Focused Value Fund, Class Z (a)	286,267	4,319,771
MassMutual Select Fundamental Value Fund, Class Z (a)	1,609,704	14,342,466
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,121,057	7,544,712
MassMutual Select Large Cap Growth Fund, Class S (a)	1,337,352	10,819,179
MassMutual Select Large Cap Value Fund, Class S (a)	270,791	2,466,908
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	839,363	11,776,261
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,261,977	10,953,957
MassMutual Select Overseas Fund, Class Z (a)	4,499,396	26,861,393

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	223,656	$2,270,104
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	302,917	4,289,304
MassMutual Select Small Cap Value Equity Fund, Class S (a)	558,303	4,198,436
MassMutual Select Small Company Growth Fund, Class S (a) (b)	342,215	2,997,804
MassMutual Select Small Company Value Fund, Class Z (a)	335,536	3,862,022
MassMutual Select Strategic Bond Fund, Class S (a)	182,152	1,839,740
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	2,859,671	9,408,317
Oppenheimer Developing Markets Fund, Class Y (a)	50,182	1,429,699
Oppenheimer Real Estate Fund, Class Y (a)	650,553	11,475,748

		270,183,775

TOTAL MUTUAL FUNDS (Cost $282,943,511)		270,183,775

TOTAL LONG-TERM INVESTMENTS (Cost $282,943,511)		270,183,775

TOTAL INVESTMENTS — 100.1% (Cost $282,943,511) (c)		270,183,775

Other Assets/(Liabilities) — (0.1)%		(192,151)

NET ASSETS — 100.0%		$269,991,624

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.2%
Diversified Financial — 101.2%
MassMutual Premier Core Bond Fund, Class Z (a)	4,717	$54,862
MassMutual Premier Disciplined Growth Fund, Class S (a)	13,151	114,021
MassMutual Premier Disciplined Value Fund, Class S (a)	11,830	105,520
MassMutual Premier Focused International Fund, Class Z (a)	2,611	26,741
MassMutual Premier High Yield Fund, Class Z (a)	5,400	46,976
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	2,126	24,892
MassMutual Premier International Bond Fund, Class S (a)	4,917	51,872
MassMutual Premier International Equity Fund, Class S (a)	4,672	59,331
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	647	5,866
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	2,574	27,907
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	6,518	81,481
MassMutual Premier Value Fund, Class S (a)	620	7,788
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	5,103	50,116
MassMutual Select Core Opportunities Fund, Class S (a)	1,910	14,958
MassMutual Select Diversified International Fund, Class S (a)	11,375	63,587
MassMutual Select Diversified Value Fund, Class S (a)	7,189	57,296
MassMutual Select Focused Value Fund, Class Z (a)	1,900	28,671
MassMutual Select Fundamental Value Fund, Class Z (a)	9,939	88,554
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	7,128	47,974
MassMutual Select Large Cap Growth Fund, Class S (a)	7,834	63,377
MassMutual Select Large Cap Value Fund, Class S (a)	1,953	17,790
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	4,904	68,801
MassMutual Select Mid-Cap Value Fund, Class S (a)	7,974	69,217
MassMutual Select Overseas Fund, Class Z (a)	28,691	171,285
MassMutual Select PIMCO Total Return Fund, Class Z (a)	714	7,246

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	2,880	$40,786
MassMutual Select Small Cap Value Equity Fund, Class S (a)	5,066	38,093
MassMutual Select Small Company Growth Fund, Class S (a) (b)	3,300	28,910
MassMutual Select Small Company Value Fund, Class Z (a)	2,607	30,010
MassMutual Select Strategic Bond Fund, Class S (a)	1,202	12,141
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	18,387	60,495
Oppenheimer Developing Markets Fund, Class Y (a)	343	9,772
Oppenheimer Real Estate Fund, Class Y (a)	3,997	70,505

		1,646,841

TOTAL MUTUAL FUNDS (Cost $1,832,771)		1,646,841

TOTAL LONG-TERM INVESTMENTS (Cost $1,832,771)		1,646,841

TOTAL INVESTMENTS — 101.2% (Cost $1,832,771) (c)		1,646,841

Other Assets/(Liabilities) — (1.2)%		(19,113)

NET ASSETS — 100.0%		$1,627,728

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	528,167	$6,142,585
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,358,224	11,775,800
MassMutual Premier Disciplined Value Fund, Class S (a)	1,124,017	10,026,233
MassMutual Premier Focused International Fund, Class Z (a)	256,497	2,626,527
MassMutual Premier High Yield Fund, Class Z (a)	348,582	3,032,663
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	166,457	1,949,210
MassMutual Premier International Bond Fund, Class S (a)	386,617	4,078,810
MassMutual Premier International Equity Fund, Class S (a)	488,341	6,201,927
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	478,811	4,338,026
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	203,937	2,210,682
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	676,388	8,454,851
MassMutual Premier Value Fund, Class S (a)	72,137	906,039
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	551,428	5,415,027
MassMutual Select Core Opportunities Fund, Class S (a)	206,646	1,618,042
MassMutual Select Diversified International Fund, Class S (a)	1,144,775	6,399,290
MassMutual Select Diversified Value Fund, Class S (a)	799,221	6,369,789
MassMutual Select Focused Value Fund, Class Z (a)	180,663	2,726,199
MassMutual Select Fundamental Value Fund, Class Z (a)	1,097,540	9,779,078
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	775,357	5,218,154
MassMutual Select Large Cap Growth Fund, Class S (a)	876,213	7,088,567
MassMutual Select Large Cap Value Fund, Class S (a)	191,775	1,747,072
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	560,302	7,861,039
MassMutual Select Mid-Cap Value Fund, Class S (a)	837,531	7,269,771

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	2,926,437	$17,470,829
MassMutual Select PIMCO Total Return Fund, Class Z (a)	85,224	865,022
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	208,533	2,952,828
MassMutual Select Small Cap Value Equity Fund, Class S (a)	368,953	2,774,524
MassMutual Select Small Company Growth Fund, Class S (a) (b)	268,446	2,351,585
MassMutual Select Small Company Value Fund, Class Z (a)	246,473	2,836,903
MassMutual Select Strategic Bond Fund, Class S (a)	97,135	981,063
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,830,279	6,021,617
Oppenheimer Developing Markets Fund, Class Y (a)	37,618	1,071,746
Oppenheimer Real Estate Fund, Class Y (a)	395,140	6,970,275

		167,531,773

TOTAL MUTUAL FUNDS (Cost $175,572,832)		167,531,773

TOTAL LONG-TERM INVESTMENTS (Cost $175,572,832)		167,531,773

TOTAL INVESTMENTS — 100.1% (Cost $175,572,832) (c)		167,531,773

Other Assets/(Liabilities) — (0.1)%		(123,854)

NET ASSETS — 100.0%		$167,407,919

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.6%
Diversified Financial — 101.6%
MassMutual Premier Core Bond Fund, Class Z (a)	1,716	$19,962
MassMutual Premier Disciplined Growth Fund, Class S (a)	9,895	85,788
MassMutual Premier Disciplined Value Fund, Class S (a)	8,571	76,452
MassMutual Premier Focused International Fund, Class Z (a)	2,028	20,766
MassMutual Premier High Yield Fund, Class Z (a)	1,529	13,305
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	524	6,135
MassMutual Premier International Bond Fund, Class S (a)	1,664	17,551
MassMutual Premier International Equity Fund, Class S (a)	3,650	46,354
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,469	13,311
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	567	6,142
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	5,093	63,662
MassMutual Premier Value Fund, Class S (a)	612	7,686
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	4,235	41,584
MassMutual Select Core Opportunities Fund, Class S (a)	1,444	11,304
MassMutual Select Diversified International Fund, Class S (a)	8,824	49,326
MassMutual Select Diversified Value Fund, Class S (a)	5,895	46,980
MassMutual Select Focused Value Fund, Class Z (a)	1,394	21,029
MassMutual Select Fundamental Value Fund, Class Z (a)	8,139	72,518
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	5,690	38,293
MassMutual Select Large Cap Growth Fund, Class S (a)	6,677	54,015
MassMutual Select Large Cap Value Fund, Class S (a)	1,567	14,277
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	4,074	57,164
MassMutual Select Mid-Cap Value Fund, Class S (a)	6,388	55,445
MassMutual Select Overseas Fund, Class Z (a)	21,845	130,415
MassMutual Select PIMCO Total Return Fund, Class Z (a)	181	1,839

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	2,072	$29,337
MassMutual Select Small Cap Value Equity Fund, Class S (a)	3,614	27,180
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,419	21,195
MassMutual Select Small Company Value Fund, Class Z (a)	1,885	21,701
MassMutual Select Strategic Bond Fund, Class S (a)	329	3,328
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	13,696	45,059
Oppenheimer Developing Markets Fund, Class Y (a)	154	4,380
Oppenheimer Real Estate Fund, Class Y (a)	2,951	52,048

		1,175,531

TOTAL MUTUAL FUNDS (Cost $1,310,485)		1,175,531

TOTAL LONG-TERM INVESTMENTS (Cost $1,310,485)		1,175,531

TOTAL INVESTMENTS — 101.6% (Cost $1,310,485) (c)		1,175,531

Other Assets/(Liabilities) — (1.6)%		(19,030)

NET ASSETS — 100.0%		$1,156,501

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	40,902	$475,694
MassMutual Premier Disciplined Growth Fund, Class S (a)	241,326	2,092,301
MassMutual Premier Disciplined Value Fund, Class S (a)	207,575	1,851,569
MassMutual Premier Focused International Fund, Class Z (a)	50,493	517,044
MassMutual Premier High Yield Fund, Class Z (a)	41,042	357,061
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	9,861	115,469
MassMutual Premier International Bond Fund, Class S (a)	38,661	407,877
MassMutual Premier International Equity Fund, Class S (a)	94,110	1,195,192
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	61,243	554,862
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	16,880	182,984
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	124,433	1,555,414
MassMutual Premier Value Fund, Class S (a)	11,851	148,852
MassMutual Select Blue Chip Growth Fund, Class S (a) (b)	104,855	1,029,672
MassMutual Select Core Opportunities Fund, Class S (a)	35,837	280,604
MassMutual Select Diversified International Fund, Class S (a)	212,827	1,189,701
MassMutual Select Diversified Value Fund, Class S (a)	149,727	1,193,326
MassMutual Select Focused Value Fund, Class Z (a)	35,797	540,172
MassMutual Select Fundamental Value Fund, Class Z (a)	206,101	1,836,361
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	146,986	989,217
MassMutual Select Large Cap Growth Fund, Class S (a)	162,997	1,318,649
MassMutual Select Large Cap Value Fund, Class S (a)	40,831	371,975
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	100,147	1,405,058
MassMutual Select Mid-Cap Value Fund, Class S (a)	154,402	1,340,211
MassMutual Select Overseas Fund, Class Z (a)	538,399	3,214,239
MassMutual Select PIMCO Total Return Fund, Class Z (a)	6,923	70,269

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	40,596	$574,845
MassMutual Select Small Cap Value Equity Fund, Class S (a)	77,982	586,423
MassMutual Select Small Company Growth Fund, Class S (a) (b)	62,046	543,527
MassMutual Select Small Company Value Fund, Class Z (a)	47,795	550,115
MassMutual Select Strategic Bond Fund, Class S (a)	6,671	67,377
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	330,614	1,087,721
Oppenheimer Developing Markets Fund, Class Y (a)	4,562	129,982
Oppenheimer Real Estate Fund, Class Y (a)	72,195	1,273,513

		29,047,276

TOTAL MUTUAL FUNDS (Cost $32,588,588)		29,047,276

TOTAL LONG-TERM INVESTMENTS (Cost $32,588,588)		29,047,276

TOTAL INVESTMENTS — 100.1% (Cost $32,588,588) (c)		29,047,276

Other Assets/(Liabilities) — (0.1)%		(29,328)

NET ASSETS — 100.0%		$29,017,948

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”), MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select BlackRock Global Allocation Fund (formerly known as MassMutual Select Global Allocation Fund) (“BlackRock Global Allocation Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”), MassMutual Select Growth Opportunities Fund (formerly known as MassMutual Select Aggressive Growth Fund) (“Growth Opportunities Fund”), MassMutual Select NASDAQ-100® Fund (“NASDAQ-100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”), MassMutual Select Diversified International Fund (“Diversified International Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”), MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”), MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”), MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”), MassMutual RetireSMARTSM In Retirement Fund (formerly known as MassMutual Select Destination Retirement Income Fund) (“RetireSMART In Retirement Fund”), MassMutual RetireSMARTSM 2010 Fund (formerly known as MassMutual Select Destination Retirement 2010 Fund) (“RetireSMART 2010 Fund”), MassMutual RetireSMARTSM 2015 Fund (formerly known as MassMutual Select Destination Retirement 2015 Fund) (“RetireSMART 2015 Fund”), MassMutual RetireSMARTSM 2020 Fund (formerly known as MassMutual Select Destination Retirement 2020 Fund) (“RetireSMART 2020 Fund”), MassMutual RetireSMARTSM 2025 Fund (formerly known as MassMutual Select Destination Retirement 2025 Fund) (“RetireSMART 2025 Fund”), MassMutual RetireSMARTSM 2030 Fund (formerly known as MassMutual Select Destination Retirement 2030 Fund) (“RetireSMART 2030 Fund”), MassMutual RetireSMARTSM 2035 Fund (formerly known as MassMutual Select Destination Retirement 2035 Fund) (“RetireSMART 2035 Fund”), MassMutual RetireSMARTSM 2040 Fund (formerly known as MassMutual Select Destination Retirement 2040 Fund) (“RetireSMART 2040 Fund”), MassMutual RetireSMARTSM 2045 Fund (formerly known as MassMutual Select Destination Retirement 2045 Fund) (“RetireSMART 2045 Fund”), and MassMutual RetireSMARTSM 2050 Fund (formerly known as MassMutual Select Destination Retirement 2050 Fund) (“RetireSMART 2050 Fund”).

The PIMCO Total Return Fund commenced operations on July 6, 2010. The RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund commenced operations on April 1, 2010. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, and RetireSMART Growth Fund commenced operations on June 20, 2011.

Each Fund other than the BlackRock Global Allocation Fund, Large Cap Growth Fund, RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the PIMCO Total Return Fund, Fundamental Value Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund have a sixth class of shares: Class Z. Class Z commenced operations on November 15, 2010 for Fundamental Value Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund. The Indexed Equity Fund also has a sixth class of shares: Class I. The name of Class Z shares of the Indexed Equity Fund was changed to Class I on September 30, 2011. The BlackRock Global Allocation Fund, Large Cap Growth Fund, RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund do not offer

Notes to Portfolio of Investments (Unaudited) (Continued)

Class N shares. Class N shares of the BlackRock Global Allocation Fund, Large Cap Growth Fund, RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, and RetireSMART 2045 Fund were eliminated as of February 8, 2011. Each share class represents an interest in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’

Notes to Portfolio of Investments (Unaudited) (Continued)

shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded

Notes to Portfolio of Investments (Unaudited) (Continued)

funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Diversified Value Fund, Indexed Equity Fund, Large Cap Growth Fund, Growth Opportunities Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2011. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund, characterized all investments at Level 1, as of September 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Utilities	$22,160,000	$-	$-	$22,160,000

Total Preferred Stock	22,160,000	-	-	22,160,000

Total Equities	22,160,000	-	-	22,160,000

Bonds & Notes
Total Bank Loans	-	936,557	-	936,557

Total Corporate Debt	-	968,452,350	-	968,452,350

Total Municipal Obligations	-	61,271,328	-	61,271,328

Non-U.S. Government Agency Obligations
Commercial MBS	-	96,691,055	-	96,691,055
Credit Card ABS	-	22,296,382	-	22,296,382
Other ABS	-	5,591,100	-	5,591,100
WL Collateral CMO	-	61,992,525	-	61,992,525

Total Non-U.S. Government Agency Obligations	-	186,571,062	-	186,571,062

Total Sovereign Debt Obligations	-	71,865,012	523,733	72,388,745

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	305,227,621	-	305,227,621

Total U.S. Government Agency Obligations and Instrumentalities	-	305,227,621	-	305,227,621

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	204,488,818	-	204,488,818

Total U.S. Treasury Obligations	-	204,488,818	-	204,488,818

Total Bonds & Notes	-	1,798,812,748	523,733	1,799,336,481

Purchased Options
Swaptions	-	526,001	-	526,001

Total Purchased Options	-	526,001	-	526,001

Total Long-Term Investments	22,160,000	1,799,338,749	523,733	1,822,022,482

Total Short-Term Investments	-	28,941,798	-	28,941,798

Total Investments	$22,160,000	$1,828,280,547	$523,733	$1,850,964,280

Strategic Bond Fund
Equities
Common Stock
Energy	$4,890	$-	$-	$4,890

Total Common Stock	4,890	-	-	4,890

Preferred Stock
Financial	276,576	-	-	276,576

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
Government	$-	$3,575	$-	$3,575

Total Preferred Stock	276,576	3,575	-	280,151

Total Equities	281,466	3,575	-	285,041

Bonds & Notes
Total Corporate Debt	-	55,624,811	689,200	56,314,011

Total Municipal Obligations	-	2,183,632	-	2,183,632

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	1,194,284	-	1,194,284
Automobile ABS	-	580,339	-	580,339
Commercial MBS	-	3,820,329	-	3,820,329
Home Equity ABS	-	3,477,130	-	3,477,130
Manufactured Housing ABS	-	3,343,781	-	3,343,781
Other ABS	-	236,002	-	236,002
Student Loans ABS	-	3,275,209	-	3,275,209
WL Collateral CMO	-	10,053,981	-	10,053,981

Total Non-U.S. Government Agency Obligations	-	25,981,055	-	25,981,055

Total Sovereign Debt Obligations	-	3,069,244	-	3,069,244

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	3,752,821	-	3,752,821
Pass-Through Securities	-	66,834,724	-	66,834,724

Total U.S. Government Agency Obligations and Instrumentalities	-	70,587,545	-	70,587,545

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	25,910,967	-	25,910,967

Total U.S. Treasury Obligations	-	25,910,967	-	25,910,967

Total Bonds & Notes	-	183,357,254	689,200	184,046,454

Purchased Options
Options on Futures	8,056	-	-	8,056

Total Purchased Options	8,056	-	-	8,056

Warrants
Energy	1,058	-	-	1,058

Total Warrants	1,058	-	-	1,058

Total Long-Term Investments	290,580	183,360,829	689,200	184,340,609

Total Short-Term Investments	-	41,217,039	-	41,217,039

Total Investments	$290,580	$224,577,868	$689,200	$225,557,648

Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$806,970	$657,637	$-	$1,464,607
Communications	3,115,917	949,345	-	4,065,262
Consumer, Cyclical	2,607,799	1,117,284	-	3,725,083
Consumer, Non-cyclical	5,364,886	1,839,966	-	7,204,852
Energy	2,641,532	822,390	-	3,463,922
Financial	2,901,685	1,810,042	-	4,711,727

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Industrial	$1,900,327	$1,132,239	$-	$3,032,566
Technology	3,542,547	423,004	-	3,965,551
Utilities	848,923	621,764	-	1,470,687

Total Common Stock	23,730,586	9,373,671	-	33,104,257

Preferred Stock
Consumer, Cyclical	-	110,206	-	110,206
Financial	41,077	-	-	41,077
Government	-	1,100	-	1,100

Total Preferred Stock	41,077	111,306	-	152,383

Total Equities	23,771,663	9,484,977	-	33,256,640

Bonds & Notes
Total Corporate Debt	-	5,966,310	195,000	6,161,310

Total Municipal Obligations	-	171,349	-	171,349

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	102,030	-	102,030
Commercial MBS	-	344,807	12,830	357,637
Home Equity ABS	-	410,372	-	410,372
Manufactured Housing ABS	-	38,329	-	38,329
Other ABS	-	2,075	-	2,075
WL Collateral CMO	-	1,055,597	-	1,055,597

Total Non-U.S. Government Agency Obligations	-	1,953,210	12,830	1,966,040

Total Sovereign Debt Obligations	-	116,848	-	116,848

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	856,613	-	856,613
Pass-Through Securities	-	7,242,149	-	7,242,149

Total U.S. Government Agency Obligations and Instrumentalities	-	8,098,762	-	8,098,762

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	2,365,782	-	2,365,782

Total U.S. Treasury Obligations	-	2,365,782	-	2,365,782

Total Bonds & Notes	-	18,672,261	207,830	18,880,091

Purchased Options
Swaptions	-	5,821	-	5,821
Options on Futures	719	-	-	719

Total Purchased Options	719	5,821	-	6,540

Warrants
Energy	332	-	-	332

Total Warrants	332	-	-	332

Total Long-Term Investments	23,772,714	28,163,059	207,830	52,143,603

Total Short-Term Investments	-	5,038,374	-	5,038,374

Total Investments	$23,772,714	$33,201,433	$207,830	$57,181,977

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund
Equities
Common Stock
Basic Materials	$19,518,812	$15,882,466	$-	$35,401,278
Communications	24,959,213	16,419,552	-	41,378,765
Consumer, Cyclical	7,567,979	15,830,239	-	23,398,218
Consumer, Non-cyclical	38,717,867	13,621,801	-	52,339,668
Diversified	43,092	2,570,138	-	2,613,230
Energy	37,310,472	9,792,542	-	47,103,014
Financial	21,916,624	16,814,942	-	38,731,566
Industrial	13,920,415	13,551,097	-	27,471,512
Technology	28,526,702	4,560,216	-	33,086,918
Utilities	8,238,696	8,625,758	82,312	16,946,766

Total Common Stock	200,719,872	117,668,751	82,312	318,470,935

Convertible Preferred Stock
Consumer, Non-cyclical	-	101,200	-	101,200
Energy	-	265,000	-	265,000
Financial	197,274	-	-	197,274

Total Convertible Preferred Stock	197,274	366,200	-	563,474

Preferred Stock
Basic Materials	-	832,706	-	832,706
Consumer, Cyclical	617,408	1,021,090	-	1,638,498
Consumer, Non-cyclical	-	741,835	-	741,835
Financial	1,910,634	535,782	-	2,446,416
Utilities	840,247	-	-	840,247

Total Preferred Stock	3,368,289	3,131,413	-	6,499,702

Total Equities	204,285,435	121,166,364	82,312	325,534,111

Bonds & Notes
Total Bank Loans	-	861,350	1,199,936	2,061,286

Total Corporate Debt	-	38,899,397	1,140,610	40,040,007

Non-U.S. Government Agency Obligations
Commercial MBS	-	661,372	-	661,372
Other ABS	-	56,000	-	56,000

Total Non-U.S. Government Agency Obligations	-	717,372	-	717,372

Total Sovereign Debt Obligations	-	52,455,795	1,608,223	54,064,018

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	43,593,768	-	43,593,768

Total U.S. Treasury Obligations	-	43,593,768	-	43,593,768

Total Bonds & Notes	-	136,527,682	3,948,769	140,476,451

Total Mutual Funds	12,730,159	110,207	-	12,840,366

Purchased Options
Financial	1,594,428	757,728	-	2,352,156

Total Purchased Options	1,594,428	757,728	-	2,352,156

Structured Options (Over The Counter Traded)
Financial	-	(330,692)	-	(330,692)

Total Structured Options (Over The Counter Traded)	-	(330,692)	-	(330,692)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund (Continued)
Warrants
Basic Materials	$7,909	$-	$-	$7,909
Consumer, Cyclical	98,942	-	-	98,942
Financial	-	-	0	0

Total Warrants	106,851	-	0	106,851

Total Long-Term Investments	218,716,873	258,231,289	4,031,081	480,979,243

Total Short-Term Investments	-	29,073,322	-	29,073,322

Total Investments	$218,716,873	$287,304,611	$4,031,081	$510,052,565

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$48,379,334	$-	$-	$48,379,334
Communications	69,077,063	-	-	69,077,063
Consumer, Cyclical	80,743,510	-	-	80,743,510
Consumer, Non-cyclical	206,845,304	-	-	206,845,304
Energy	117,141,827	-	-	117,141,827
Financial	213,637,254	7,385,012	-	221,022,266
Industrial	104,153,015	5,047,120	-	109,200,135
Technology	71,044,794	-	-	71,044,794
Utilities	35,168,063	-	-	35,168,063

Total Common Stock	946,190,164	12,432,132	-	958,622,296

Total Equities	946,190,164	12,432,132	-	958,622,296

Total Long-Term Investments	946,190,164	12,432,132	-	958,622,296

Total Short-Term Investments	-	15,939,217	-	15,939,217

Total Investments	$946,190,164	$28,371,349	$-	$974,561,513

Value Equity Fund
Equities
Common Stock
Basic Materials	$436,917	$-	$-	$436,917
Communications	2,790,078	-	-	2,790,078
Consumer, Cyclical	2,226,164	-	-	2,226,164
Consumer, Non-cyclical	3,751,775	249,364	-	4,001,139
Energy	3,065,149	-	-	3,065,149
Financial	5,992,949	-	-	5,992,949
Industrial	2,411,375	-	-	2,411,375
Technology	1,474,876	-	-	1,474,876
Utilities	1,486,731	-	-	1,486,731

Total Common Stock	23,636,014	249,364	-	23,885,378

Total Equities	23,636,014	249,364	-	23,885,378

Total Long-Term Investments	23,636,014	249,364	-	23,885,378

Total Short-Term Investments	-	270,069	-	270,069

Total Investments	$23,636,014	$519,433	$-	$24,155,447

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$14,770,433	$6,075,680	$-	$20,846,113
Communications	25,937,833	-	-	25,937,833
Consumer, Cyclical	73,648,730	2,524,358	-	76,173,088
Consumer, Non-cyclical	97,476,694	14,425,247	-	111,901,941
Diversified	-	6,086,575	-	6,086,575
Energy	52,548,642	4,997,800	-	57,546,442
Financial	136,924,022	18,229,585	-	155,153,607
Industrial	12,986,881	6,205,173	-	19,192,054
Technology	19,833,862	-	-	19,833,862

Total Common Stock	434,127,097	58,544,418	-	492,671,515

Preferred Stock
Basic Materials	-	146,269	-	146,269

Total Preferred Stock	-	146,269	-	146,269

Total Equities	434,127,097	58,690,687	-	492,817,784

Bonds & Notes
Total Corporate Debt	-	-	417,040	417,040

Total Bonds & Notes	-	-	417,040	417,040

Total Long-Term Investments	434,127,097	58,690,687	417,040	493,234,824

Total Short-Term Investments	-	15,253,234	-	15,253,234

Total Investments	$434,127,097	$73,943,921	$417,040	$508,488,058

Core Opportunities Fund
Equities
Common Stock
Basic Materials	$1,403,206	$-	$-	$1,403,206
Communications	5,734,846	-	-	5,734,846
Consumer, Cyclical	3,942,498	-	-	3,942,498
Consumer, Non-cyclical	11,255,941	433,362	-	11,689,303
Energy	6,256,618	-	-	6,256,618
Financial	5,232,370	-	-	5,232,370
Industrial	3,430,864	-	-	3,430,864
Technology	7,238,647	-	-	7,238,647
Utilities	1,424,545	-	-	1,424,545

Total Common Stock	45,919,535	433,362	-	46,352,897

Total Equities	45,919,535	433,362	-	46,352,897

Total Mutual Funds	31,688	-	-	31,688

Total Long-Term Investments	45,951,223	433,362	-	46,384,585

Total Short-Term Investments	-	768,794	-	768,794

Total Investments	$45,951,223	$1,202,156	$-	$47,153,379

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$22,632,317	$-	$-	$22,632,317
Communications	127,049,361	5,215,909	3,451,752	135,717,022

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund (Continued)
Consumer, Cyclical	$85,196,227	$-	$-	$85,196,227
Consumer, Non-cyclical	72,375,845	-	-	72,375,845
Energy	37,301,369	-	-	37,301,369
Financial	43,702,806	62,278	-	43,765,084
Industrial	71,962,187	-	-	71,962,187
Technology	77,761,695	-	-	77,761,695

Total Common Stock	537,981,807	5,278,187	3,451,752	546,711,746

Total Equities	537,981,807	5,278,187	3,451,752	546,711,746

Total Mutual Funds	1,602	-	-	1,602

Total Long-Term Investments	537,983,409	5,278,187	3,451,752	546,713,348

Total Short-Term Investments	-	7,872,733	-	7,872,733

Total Investments	$537,983,409	$13,150,920	$3,451,752	$554,586,081

Small Company Value Fund
Equities
Common Stock
Basic Materials	$31,054,350	$-	$-	$31,054,350
Communications	16,743,518	-	-	16,743,518
Consumer, Cyclical	45,905,579	-	-	45,905,579
Consumer, Non-cyclical	50,119,747	-	-	50,119,747
Energy	27,608,270	-	-	27,608,270
Financial	104,332,264	-	-	104,332,264
Industrial	87,073,606	-	-	87,073,606
Technology	17,839,411	-	-	17,839,411
Utilities	26,041,645	-	-	26,041,645

Total Common Stock	406,718,390	-	-	406,718,390

Convertible Preferred Stock
Financial	-	2,309,473	-	2,309,473

Total Convertible Preferred Stock	-	2,309,473	-	2,309,473

Total Equities	406,718,390	2,309,473	-	409,027,863

Total Mutual Funds	920,940	-	-	920,940

Total Long-Term Investments	407,639,330	2,309,473	-	409,948,803

Total Short-Term Investments	-	7,386,093	-	7,386,093

Total Investments	$407,639,330	$9,695,566	$-	$417,334,896

Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$41,787,076	$-	$-	$41,787,076
Communications	104,870,583	-	-	104,870,583
Consumer, Cyclical	205,223,313	-	-	205,223,313
Consumer, Non-cyclical	318,358,516	-	-	318,358,516
Energy	106,894,813	-	-	106,894,813
Financial	89,280,809	-	-	89,280,809
Industrial	201,321,723	-	-	201,321,723

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Equity II Fund (Continued)
Technology	$208,521,191	$-	$-	$208,521,191
Utilities	14,277,120	-	-	14,277,120

Total Common Stock	1,290,535,144	-	-	1,290,535,144

Preferred Stock
Technology	-	-	7,278,537	7,278,537
Consumer, Non-cyclical	-	-	3,373,353	3,373,353

Total Preferred Stock	-	-	10,651,890	10,651,890

Total Equities	1,290,535,144	-	10,651,890	1,301,187,034

Bonds & Notes
Total Corporate Debt	-	702,537	-	702,537

Total Bonds & Notes	-	702,537	-	702,537

Total Mutual Funds	11,819,113	-	-	11,819,113

Total Long-Term Investments	1,302,354,257	702,537	10,651,890	1,313,708,684

Total Short-Term Investments	-	45,234,087	-	45,234,087

Total Investments	$1,302,354,257	$45,936,624	$10,651,890	$1,358,942,771

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$7,213,617	$-	$-	$7,213,617
Communications	68,842,294	-	-	68,842,294
Consumer, Cyclical	117,301,910	3,097,988	-	120,399,898
Consumer, Non-cyclical	158,856,204	1,725,754	-	160,581,958
Diversified	-	1,464,874	-	1,464,874
Energy	45,056,019	-	-	45,056,019
Financial	49,542,758	-	-	49,542,758
Industrial	101,145,333	-	-	101,145,333
Technology	91,883,645	-	-	91,883,645
Utilities	3,748,870	-	-	3,748,870

Total Common Stock	643,590,650	6,288,616	-	649,879,266

Total Equities	643,590,650	6,288,616	-	649,879,266

Total Mutual Funds	4,244,034	-	-	4,244,034

Total Long-Term Investments	647,834,684	6,288,616	-	654,123,300

Total Short-Term Investments	-	12,029,285	-	12,029,285

Total Investments	$647,834,684	$18,317,901	$-	$666,152,585

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Diversified International Fund
Equities
Common Stock
Basic Materials	$676,533	$6,822,208	$-	$7,498,741
Communications	-	13,877,530	-	13,877,530
Consumer, Cyclical	-	13,065,503	-	13,065,503
Consumer, Non-cyclical	-	16,345,554	-	16,345,554
Energy	-	12,467,185	-	12,467,185
Financial	-	25,524,033	-	25,524,033
Industrial	-	8,733,143	-	8,733,143
Technology	-	4,608,017	-	4,608,017
Utilities	-	8,844,478	-	8,844,478

Total Common Stock	676,533	110,287,651	-	110,964,184

Preferred Stock
Consumer, Cyclical	-	1,084,197	-	1,084,197

Total Preferred Stock	-	1,084,197	-	1,084,197

Total Equities	676,533	111,371,848	-	112,048,381

Rights
Financial	20,505	-	-	20,505

Total Rights	20,505	-	-	20,505

Total Long-Term Investments	697,038	111,371,848	-	112,068,886

Total Short-Term Investments	-	3,303,790	-	3,303,790

Total Investments	$697,038	$114,675,638	$-	$115,372,676

Overseas Fund
Equities
Common Stock
Basic Materials	$558,253	$45,817,656	$-	$46,375,909
Communications	2,706,374	28,625,038	-	31,331,412
Consumer, Cyclical	1,859,000	48,962,865	-	50,821,865
Consumer, Non-cyclical	-	95,081,039	-	95,081,039
Diversified	-	6,254,444	-	6,254,444
Energy	-	22,322,176	-	22,322,176
Financial	3,648,725	96,825,023	-	100,473,748
Industrial	5,692,385	49,646,411	-	55,338,796
Technology	5,216,107	35,428,940	-	40,645,047
Utilities	-	8,508,454	-	8,508,454

Total Common Stock	19,680,844	437,472,046	-	457,152,890

Preferred Stock
Consumer, Cyclical	-	932,714	-	932,714

Total Preferred Stock	-	932,714	-	932,714

Total Equities	19,680,844	438,404,760	-	458,085,604

Rights
Financial	17,638	-	-	17,638

Total Rights	17,638	-	-	17,638

Total Long-Term Investments	19,698,482	438,404,760	-	458,103,242

Total Short-Term Investments	-	11,223,141	-	11,223,141

Total Investments	$19,698,482	$449,627,901	$-	$469,326,383

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$8,682,807	$-	$8,682,807
Futures Contracts
Interest Rate Risk	8,034,757	-	-	8,034,757
Swap Agreements
Credit Risk	-	1,183,476	-	1,183,476
Interest Rate Risk	-	12,071,761	-	12,071,761
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	321,066	-	321,066
Futures Contracts
Interest Rate Risk	1,794,985	-	-	1,794,985
Swap Agreements
Credit Risk	-	5,375	-	5,375
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	146,448	-	146,448
Futures Contracts
Interest Rate Risk	31,620	-	-	31,620
Swap Agreements
Credit Risk	-	60,113	-	60,113
Blackrock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	762,550	-	762,550
Futures Contracts
Equity Risk	433,530	-	-	433,530
Swap Agreements
Equity Risk	-	1,258	-	1,258
Foreign Exchange Risk	-	6,969	-	6,969
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	1,408,551	-	1,408,551
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	4,563,657	-	4,563,657

Notes to Portfolio of Investments (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(11,252,214)	$-	$(11,252,214)
Futures Contracts
Interest Rate Risk	(19,111)	-	-	(19,111)
Swap Agreements
Credit Risk	-	(9,473,731)	-	(9,473,731)
Interest Rate Risk		(5,484,349)		(5,484,349)
Written Options
Interest Rate Risk	(30,175)	(523,957)	-	(554,132)
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(250,810)	-	(250,810)
Futures Contracts
Interest Rate Risk	(845,348)	-	-	(845,348)
Swap Agreements
Credit Risk	-	(15,544)	-	(15,544)
Interest Rate Risk	-	(22,854)	-	(22,854)
Written Options
Interest Rate Risk	(59,688)	-	-	(59,688)
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	(160,533)	-	(160,533)
Futures Contracts
Interest Rate Risk	(16,038)	-	-	(16,038)
Swap Agreements
Credit Risk	-	(58,461)	-	(58,461)
Interest Rate Risk	-	(11,331)	-	(11,331)
Written Options
Interest Rate Risk	(6,238)	(19,487)	-	(25,725)
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(1,051,026)	-	(1,051,026)
Futures Contracts
Equity Risk	(9,593)	-	-	(9,593)
Swap Agreements
Equity Risk	-	(191,829)	-	(191,829)
Interest Rate Risk	-	(36,156)	-	(36,156)
Written Options
Equity Risk	(2,833,157)	-	-	(2,833,157)
Indexed Equity Fund
Futures Contracts
Equity Risk	(2,203,949)	-	-	(2,203,949)
NASDAQ-100 Fund
Futures Contracts
Equity Risk	(18,636)	-	-	(18,636)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	$-	$(2,148,445)	$-	$(2,148,445)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(2,366,187)	-	(2,366,187)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
BlackRock Global Allocation Fund	$-	$759,553	$(759,553)	$-
Large Cap Value Fund	-	9,508,932	(9,508,932)	-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of the security being fair valued.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/11
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Bank Loans	$2,000,000		$-	$-	$-	$-	$-	$-	$(2,000,000	)**	$-	$-
Corporate Debt	886,709		-	-	-	16,090,076	-	-	(16,976,785	)***	-	-
Sovereign Debt Obligations	-		-	-	(28,993)	552,726	-	-	-		523,733	(28,993)
Non-U.S. Government Agency Obligation
Other ABS	-		-	-	-	3,543,500	-	-	(3,543,500	)***	-	-

	$2,886,709		$-	$-	$(28,993)	$20,186,302	$-	$-	$(22,520,285)		$523,733	$(28,993)

Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$784,734		$-	$(899,547)	$808,316	$669,826	$(674,129)	$-	$-		$689,200	$(691,176)
Warrants
Energy	-	****	-	-	-	-	-	-	-	**	-	-

	$784,734		$-	$(899,547)	$808,316	$669,826	$(674,129)	$-	$-		$689,200	$(691,176)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/10		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*			Balance as of 9/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/11

Strategic Balanced Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$226,002		$-	$(238,113)	$208,470	$279,927	$(281,286)	$-			$-		$195,000	$(279,977)
Non-U.S. Government Agency Obligation
Commercial MBS	17,374		-	(231,346)	226,802	-	-	-			-		12,830	8,094
Warrants
Energy	-	****	-	-	-	-	-	-			-	**	-	-

	$243,376		$-	$(469,459)	$435,272	$279,927	$(281,286)	$-			$-		$207,830	$(271,883)

BlackRock Global Allocation Fund
Long-Term Investments
Equities
Common Stock
Utilities	$-		$-	$-	$(21,669)	$58,997	$-	$44,984	***		$-		$82,312	$(21,669)
Bonds & Notes
Bank loans	1,519,238		-	2,738	(17,780)	2,876,161	(3,180,421)	-			-		1,199,936	10,799
Corporate Debt	2,312,748		-	(533,632)	(519,114)	-	(214,873)	508,750	***		(413,269	)***	1,140,610	(519,114)
Sovereign Debt Obligations	-		-	-	(59,636)	1,667,859	-	-			-		1,608,223	(59,636)

	$3,831,986		$-	$(530,894)	$(618,199)	$4,603,017	$(3,395,294)	$553,734			$(413,269)		$4,031,081	$(589,620)

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$2,151,365		$-	$-	$(1,734,325)	$-	$-	$-			$-		$417,040	$(1,734,325)

Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$-		$-	$-	$550,414	$2,901,338	$-	$-			$-		$3,451,752	$550,414

Mid Cap Growth Equity II Fund
Long-Term Investments
Equities
Preferred Stock
Technology	$-		$-	$-	$1,196,180	$6,082,357	$-	$-			$-		$7,278,537	$1,196,180
Consumer, Non-cyclical	-		-	-	-	3,373,353	-	-			-		3,373,353	-

	$-		$-	$-	$1,196,180	$9,455,710	$-	$-		$			$10,651,890	$1,196,180

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as a result of securities receiving a price directly from a pricing service rather than being fair valued.
***	Transfers occurred between Levels as a result of changes in liquidity.
****	Represents security at $0 value as of December 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	NASDAQ - 100 Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A	A			A	A
Directional Exposures to Currencies	A	A	A	A			A

Futures Contracts**
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	M
Substitution for Direct Investment	A	A	A	A	A	A

Interest Rate Swaps***
Hedging/Risk Management	A		A	M
Duration Management	A		A	A
Substitution for Direct Investment	A			M

Total Return Swaps****
Hedging/Risk Management		A	A	M
Duration/Credit Quality Management		A	A	M
Substitution for Direct Investment		A	A	A
Market Access		A	A	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management			A
Duration/Credit Quality Management			A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M
Duration/Credit Quality Management	A	A	A
Income		A	A
Substitution for Direct Investment	A	A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	NASDAQ - 100 Fund	Diversified International Fund	Overseas Fund

Options (Purchased)
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	M
Directional Investment				A
Substitution for Direct Investment	A			A

Options (Sold)
Hedging/Risk Management	M	A	A	A
Duration/Credit Quality Management	A	A	A
Income	A	A	A	A
Directional Investment		A	A	A

Structured Options
Hedging/Risk Management				A
Directional Investment				A

Rights and Warrants
Hedging/Risk Management				M
Duration/Credit Quality Management				M
Directional Investment		A	A	A
Result of Corporate Action				A			A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At September 30, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$8,682,807	$-	$8,682,807
Futures Contracts	-	-	-	8,034,757	8,034,757
Swap Agreements	1,183,476	-	-	12,071,761	13,255,237
Purchased Options	-	-	-	526,001	526,001

Total Value	$1,183,476	$-	$8,682,807	$20,632,519	$30,498,802

Liability Derivatives
Forward Contracts	$-	$-	$(11,252,214)	$-	$(11,252,214)
Futures Contracts	-	-	-	(19,111)	(19,111)
Swap Agreements	(9,473,731)	-	-	(5,484,349)	(14,958,080)
Written Options	-	-	-	(554,132)	(554,132)

Total Value	$(9,473,731)	$-	$(11,252,214)	$(6,057,592)	$(26,783,537)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$411,127,875	$-	$411,127,875
Futures Contracts	-	-	-	8,648	8,648
Swap Agreements	$254,000,000	$-	$-	$246,700,000	$500,700,000
Purchased Options	-	-	-	76,700,000	76,700,000
Written Options	-	-	-	527,500,142	527,500,142

Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$321,066	$-	$321,066
Futures Contracts	-	-	-	1,794,985	1,794,985
Swap Agreements	5,375	-	-	-	5,375
Purchased Options	-	-	-	8,056	8,056
Warrants	-	1,058	-	-	1,058

Total Value	$5,375	$1,058	$321,066	$1,803,041	$2,130,540

Liability Derivatives
Forward Contracts	$-	$-	$(250,810)	$-	$(250,810)
Futures Contracts	-	-	-	(845,348)	(845,348)
Swap Agreements	(15,544)	-	-	(22,854)	(38,398)
Written Options	-	-	-	(59,688)	(59,688)

Total Value	$(15,544)	$-	$(250,810)	$(927,890)	$(1,194,244)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$9,553,947	$-	$9,553,947
Futures Contracts	-	-	-	554	554
Swap Agreements	$3,100,000	$-	$-	$1,637,198	$4,737,198
Purchased Options	-	-	-	145	145
Written Options	-	-	-	87	87
Warrants	-	258	-	-	258

Strategic Balanced Fund
Asset Derivatives
Forward Contracts	$-	$-	$146,448	$-	$146,448
Futures Contracts	-	-	-	31,620	31,620
Swap Agreements	60,113	-	-	-	60,113
Purchased Options	-	-	-	6,540	6,540
Warrants	-	332	-	-	332

Total Value	$60,113	$332	$146,448	$38,160	$245,053

Liability Derivatives
Forward Contracts	$-	$-	$(160,533)	$-	$(160,533)
Futures Contracts	-	-	-	(16,038)	(16,038)
Swap Agreements	(58,461)	-	-	(11,331)	(69,792)
Written Options	-	-	-	(25,725)	(25,725)

Total Value	$(58,461)	$-	$(160,533)	$(53,094)	$(272,088)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Balanced Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$5,599,767	$-	$5,599,767
Futures Contracts	-	-	-	35	35
Swap Agreements	$875,000	$-	$-	$372,875	$1,247,875
Purchased Options	-	-	-	420,013	420,013
Written Options	-	-	-	420,008	420,008
Warrants	-	81	-	-	81

BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$762,550	$-	$762,550
Futures Contracts	-	433,530	-	-	433,530
Swap Agreements	-	1,258	6,969	-	8,227
Purchased Options	-	2,321,403	30,753	-	2,352,156
Structured Options	-	45,317	-	-	45,317
Warrants	-	106,851	-	-	106,851

Total Value	$-	$2,908,359	$800,272	$-	$3,708,631

Liability Derivatives
Forward Contracts	$-	$-	$(1,051,026)	$-	$(1,051,026)
Futures Contracts	-	(9,593)	-	-	(9,593)
Swap Agreements	-	(191,829)	-	(36,156)	(227,985)
Structured Options	-	(376,009)	-	-	(376,009)
Written Options	-	(2,833,157)	-	-	(2,833,157)

Total Value	$-	$(3,410,588)	$(1,051,026)	$(36,156)	$(4,497,770)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$47,217,045	$-	$47,217,045
Futures Contracts	-	118	-		118
Swap Agreements	$-	$268,065	$356,000	$21,896,000	$22,520,065
Purchased Options	-	462,575	2,971,200	-	3,433,775
Structured Options	-	8,344	-	-	8,344
Written Options	-	220,326,266	-	-	220,326,266
Warrants	-	274,170	-	-	274,170

Indexed Equity Fund
Liability Derivatives
Futures Contracts	$-	$(2,203,949)	$-	$-	$(2,203,949)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	182	-	-	182

NASDAQ-100 Fund
Liability Derivatives
Futures Contracts	$-	$(18,636)	$-	$-	$(18,636)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	16	-	-	16

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,408,551	$-	$1,408,551
Rights	-	20,505	-	-	20,505

Total Value	$-	$20,505	$1,408,551	$-	$1,429,056

Liability Derivatives
Forward Contracts	$-	$-	$(2,148,445)	$-	$(2,148,445)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$74,969,297	$-	$74,969,297
Rights	-	139,140	-	-	139,140

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$4,563,657	$-	$4,563,657
Rights	-	17,638	-	-	17,638

Total Value	$-	$17,638	$4,563,657	$-	$4,581,295

Liability Derivatives
Forward Contracts	$-	$-	$(2,366,187)	$-	$(2,366,187)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$146,744,824	$-	$146,744,824
Rights	-	119,681	-	-	119,681

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, structured options, rights, and warrants at September 30, 2011.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of

Notes to Portfolio of Investments (Unaudited) (Continued)

currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. See “Swap Agreements,” below, for a description of risks associated with swap transactions and the accounting treatment.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
Barclays Bank PLC	38,474,060	Brazilian Real	11/03/11	$23,279,518	$20,309,589	$(2,969,929)
Barclays Bank PLC	7,700,000	Canadian Dollar	10/03/11	7,473,493	7,348,029	(125,464)
Barclays Bank PLC	39,006,810	Chinese Yuan Renminbi	6/01/12	6,100,000	6,137,542	37,542
Barclays Bank PLC	1,978,000	Euro	10/19/11	2,838,808	2,649,728	(189,080)
Barclays Bank PLC	33,963,000	Japanese Yen	10/04/11	443,086	440,335	(2,751)
Barclays Bank PLC	205,744,037	Mexican Peso	11/18/11	17,155,344	14,770,562	(2,384,782)
Barclays Bank PLC	48,234,887	Philippine Peso	11/15/11	1,091,546	1,100,616	9,070
Barclays Bank PLC	31,179,040	South African Rand	10/28/11	4,535,925	3,847,825	(688,100)

				62,917,720	56,604,226	(6,313,494)

Credit Suisse Securities LLC	2,128,000	Euro	10/19/11	3,070,098	2,850,669	(219,429)

Goldman Sachs & Co.	15,403,500	Philippine Peso	11/15/11	350,000	351,475	1,475

JP Morgan Chase Bank	12,357,000	Canadian Dollar	10/31/11	12,464,318	11,784,030	(680,288)
JP Morgan Chase Bank	20,250,750	Chinese Yuan Renminbi	11/15/11	3,100,000	3,172,633	72,633
JP Morgan Chase Bank	55,312,150	Chinese Yuan Renminbi	6/01/12	8,700,000	8,703,113	3,113
JP Morgan Chase Bank	6,463,000	Euro	10/19/11	9,232,294	8,657,834	(574,460)
JP Morgan Chase Bank	247,129,500	Indian Rupee	7/12/12	5,316,900	4,934,429	(382,471)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
	JP Morgan Chase Bank	28,352,500,000	Indonesian Rupiah	10/31/11	$3,296,802	$3,217,729	$(79,073)
	JP Morgan Chase Bank	23,382,600,000	Indonesian Rupiah	1/31/12	2,626,373	2,629,190	2,817
	JP Morgan Chase Bank	72,526,000	Japanese Yen	10/17/11	946,233	940,474	(5,759)
	JP Morgan Chase Bank	5,577,900	Malaysian Ringgit	4/23/12	1,839,070	1,737,637	(101,433)
	JP Morgan Chase Bank	8,064,352	New Turkish Lira	10/27/11	4,796,783	4,323,322	(473,461)
	JP Morgan Chase Bank	46,029,000	Philippine Peso	11/15/11	1,050,000	1,050,281	281
	JP Morgan Chase Bank	215,627,500	Philippine Peso	3/15/12	4,957,824	4,891,694	(66,130)
	JP Morgan Chase Bank	13,120,215,181	South Korean Won	11/14/11	12,314,826	11,109,412	(1,205,414)

					70,641,423	67,151,778	(3,489,645)

	Royal Bank of Scotland PLC	6,411,000	Chinese Yuan Renminbi	6/01/12	1,000,000	1,008,741	8,741
	Royal Bank of Scotland PLC	1,300,000	Singapore Dollar	12/09/11	1,075,625	994,084	(81,541)

					2,075,625	2,002,825	(72,800)

	UBS AG	1,168,000	Canadian Dollar	10/31/11	1,129,404	1,113,842	(15,562)
	UBS AG	37,240,800	Chinese Yuan Renminbi	2/01/13	5,900,000	5,904,579	4,579
	UBS AG	978,000	Euro	10/19/11	1,411,444	1,310,129	(101,315)
	UBS AG	33,964,000	Japanese Yen	10/04/11	444,195	440,347	(3,848)
	UBS AG	38,211,200	Mexican Peso	11/18/11	3,200,000	2,743,219	(456,781)
	UBS AG	6,132,858	Singapore Dollar	12/09/11	5,079,614	4,689,673	(389,941)

					17,164,657	16,201,789	(962,868)

					$156,219,523	$145,162,762	$(11,056,761)

SELLS
	Barclays Bank PLC	35,378,000	British Pound	12/08/11	$56,468,241	$55,133,984	$1,334,257
	Barclays Bank PLC	8,832,000	Canadian Dollar	10/31/11	8,551,268	8,422,477	128,791
	Barclays Bank PLC	2,199,000	Euro	10/19/11	3,122,313	2,945,780	176,533
	Barclays Bank PLC	68,000,000	Japanese Yen	10/17/11	847,521	881,784	(34,263)
	Barclays Bank PLC	636,100	Malaysian Ringgit	11/10/11	200,000	198,958	1,042
	Barclays Bank PLC	36,548,100	Mexican Peso	11/18/11	2,700,000	2,623,823	76,177
	Barclays Bank PLC	718,240	New Turkish Lira	10/27/11	400,000	385,051	14,949
	Barclays Bank PLC	1,486,900	South African Rand	10/28/11	200,000	183,499	16,501

					72,489,343	70,775,356	1,713,987

	Credit Suisse Securities LLC	3,082,000	Canadian Dollar	10/31/11	2,968,828	2,939,094	29,734
	Credit Suisse Securities LLC	110,870,000	Euro	10/19/11	154,802,238	148,521,433	6,280,805

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
	Credit Suisse Securities LLC	236,730,000	South Korean Won	11/14/11	$200,000	$200,449	$(449)

					157,971,066	151,660,976	6,310,090

	JP Morgan Chase Bank	7,700,000	Canadian Dollar	10/03/11	7,448,393	7,348,029	100,364
	JP Morgan Chase Bank	4,425,000	Euro	10/19/11	6,161,627	5,927,730	233,897
	JP Morgan Chase Bank	1,200,000	Euro	11/02/11	1,631,772	1,607,352	24,420
	JP Morgan Chase Bank	72,526,000	Japanese Yen	10/04/11	946,081	940,309	5,772
	JP Morgan Chase Bank	1,255,800	New Turkish Lira	10/27/11	700,000	673,238	26,762
	JP Morgan Chase Bank	6,409,070	South African Rand	10/28/11	800,000	790,947	9,053
	JP Morgan Chase Bank	3,921,498,900	South Korean Won	11/14/11	3,300,000	3,320,490	(20,490)

					20,987,873	20,608,095	379,778

	UBS AG	61,000	Canadian Dollar	10/31/11	60,070	58,171	1,899
	UBS AG	46,223,100	Mexican Peso	11/18/11	3,400,000	3,318,400	81,600

					3,460,070	3,376,571	83,499

					$254,908,352	$246,420,998	$8,487,354

Strategic Bond Fund
BUYS
	Citibank N.A.	1,847,000	Canadian Dollar	11/16/11	$1,865,996	$1,760,764	$(105,232)

	JP Morgan Chase Bank	1,484,221	Brazilian Real	11/16/11	924,000	781,584	(142,416)

					$2,789,996	$2,542,348	$(247,648)

SELLS
	Citibank N.A.	2,210,853	Euro	11/16/11	$3,148,421	$2,961,194	$187,227
	Citibank N.A.	89,300,000	Japanese Yen	11/16/11	1,155,314	1,158,476	(3,162)

					4,303,735	4,119,670	184,065

	Morgan Stanley & Co.	1,270,000	Euro	11/16/11	1,801,089	1,701,025	100,064

	UBS AG	466,893	Euro	11/16/11	659,127	625,352	33,775

					$6,763,951	$6,446,047	$317,904

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund
BUYS
Barclays Bank PLC	2,760,801	Japanese Yen	11/21/11	$35,811	$35,818	$7

Citibank N.A.	43,254	British Pound	11/21/11	67,673	67,419	(254)
Citibank N.A.	203,000	Canadian Dollar	11/16/11	205,088	193,522	(11,566)
Citibank N.A.	2,324,758	Japanese Yen	11/16/11	30,077	30,159	82

				302,838	291,100	(11,738)

Credit Suisse Securities LLC	39,726	Euro	11/21/11	54,069	53,208	(861)

HSBC Bank PLC	17,078	British Pound	11/21/11	27,742	26,620	(1,122)
HSBC Bank PLC	15,243	Euro	11/21/11	20,791	20,416	(375)

				48,533	47,036	(1,497)

Morgan Stanley & Co.	16,020	Euro	11/21/11	23,086	21,457	(1,629)
Morgan Stanley & Co.	2,035,038	Japanese Yen	11/21/11	26,623	26,402	(221)

				49,709	47,859	(1,850)

Royal Bank of Canada	931,962	Australian Dollar	11/21/11	964,569	896,629	(67,940)
Royal Bank of Canada	204,209	Singapore Dollar	11/21/11	168,680	156,147	(12,533)
Royal Bank of Canada	1,287,492	Swedish Krona	11/21/11	201,291	187,188	(14,103)
Royal Bank of Canada	369,469	Swiss Franc	11/21/11	450,848	408,001	(42,847)

				1,785,388	1,647,965	(137,423)

State Street Bank and Trust Co.	45,873	Euro	11/21/11	66,177	61,440	(4,737)

Westpac Banking Corp.	8,029	Canadian Dollar	11/21/11	8,055	7,653	(402)
Westpac Banking Corp.	3,020,012	Japanese Yen	11/21/11	39,509	39,181	(328)

				47,564	46,834	(730)

				$2,390,089	$2,231,260	$(158,829)

SELLS
Barclays Bank PLC	37,212	Euro	11/21/11	$50,723	$49,841	$882
Barclays Bank PLC	2,519,655	Japanese Yen	11/21/11	32,986	32,690	296

				83,709	82,531	1,178

Citibank N.A.	265,025	Euro	11/16/11	377,415	354,971	22,444

Deutsche Bank AG	40,320	British Pound	11/21/11	65,138	62,846	2,292
Deutsche Bank AG	52,291	Euro	11/21/11	74,755	70,037	4,718

				139,893	132,883	7,010

JP Morgan Chase Bank	13,188,280	Japanese Yen	11/16/11	172,716	171,090	1,626

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
SELLS (Continued)
Morgan Stanley & Co.	38,029	British Pound	11/21/11	$62,661	$59,275	$3,386
Morgan Stanley & Co.	114,925	Euro	11/16/11	162,984	153,929	9,055

				225,645	213,204	12,441

Royal Bank of Canada	199,890	British Pound	11/21/11	328,977	311,563	17,414
Royal Bank of Canada	200,564	Canadian Dollar	11/21/11	203,161	191,180	11,981
Royal Bank of Canada	619,111	Euro	11/21/11	880,370	829,219	51,151
Royal Bank of Canada	911,153	Hong Kong Dollar	11/21/11	117,024	117,069	(45)

				1,529,532	1,449,031	80,501

State Street Bank and Trust Co.	4,492,930	Japanese Yen	11/21/11	58,872	58,290	582

UBS AG	69,537	Euro	11/16/11	98,168	93,138	5,030

Westpac Banking Corp.	13,982	British Pound	11/21/11	21,687	21,793	(106)
Westpac Banking Corp.	19,836	Euro	11/21/11	28,287	26,568	1,719
Westpac Banking Corp.	7,211,565	Japanese Yen	11/21/11	94,290	93,561	729
Westpac Banking Corp.	40,917	Swiss Franc	11/21/11	50,746	45,184	5,562

				195,010	187,106	7,904

				$2,880,960	$2,742,244	$138,716

Cross Currency Forwards
Barclays Bank PLC	3,110,078	USD/Japanese Yen	11/21/11	$40,655	$40,350	$(305)
	24,580	British Pound/USD	11/21/11	40,655	38,312	2,343

					$78,662	$2,038

Credit Suisse Securities LLC	25,019	USD/Canadian Dollar	11/21/11	$24,357	$23,849	$(508)
	25,097	Australian Dollar/USD	11/21/11	24,357	24,146	211

					$47,995	$(297)

Royal Bank of Canada	331,025	USD/Hong Kong Dollar	11/21/11	$42,467	$42,532	$65
	26,052	British Pound/USD	11/21/11	42,467	40,606	1,861

					$83,138	$1,926

Westpac Banking Corp.	1,581,718	USD/Japanese Yen	11/21/11	$20,412	$20,521	$109
	24,945	Singapore Dollar/USD	11/21/11	20,412	19,074	1,338

					$39,595	$1,447

Westpac Banking Corp.	161,408	USD/Hong Kong Dollar	11/21/11	$20,695	$20,738	$43
.	20,265	Australian Dollar/USD	11/21/11	20,695	19,497	1,198

					$40,235	$1,241

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
Cross Currency Forwards (Continued)
Westpac Banking Corp.	15,864	USD/Canadian Dollar	11/21/11	$15,773	$15,122	$(651)
.	13,990	Swiss Franc/USD	11/21/11	15,773	15,449	324

					$30,571	$(327)

BlackRock Global Allocation Fund
BUYS
Bank of America N.A.	1,592,130	Euro	10/06/11	$2,292,667	$2,133,024	$(159,643)

Credit Suisse Securities LLC	301,304	Canadian Dollar	10/28/11	301,527	287,354	(14,173)
Credit Suisse Securities LLC	9,887,690	Chinese Yuan Renminbi	3/12/12	1,547,000	1,553,265	6,265
Credit Suisse Securities LLC	1,208,680	Euro	10/07/11	1,744,126	1,619,293	(124,833)
Credit Suisse Securities LLC	805,790	Euro	11/04/11	1,096,712	1,079,307	(17,405)

				4,689,365	4,539,219	(150,146)

Deutsche Bank AG	602,400	Canadian Dollar	10/28/11	602,562	574,510	(28,052)
Deutsche Bank AG	382,168	Euro	10/06/11	550,704	512,001	(38,703)
Deutsche Bank AG	32,076,825	Japanese Yen	10/14/11	414,858	415,936	1,078
Deutsche Bank AG	6,459,325	Norwegian Krone	10/28/11	1,135,207	1,099,086	(36,121)
Deutsche Bank AG	639,452,500	South Korean Won	10/06/11	598,626	542,771	(55,855)
Deutsche Bank AG	639,452,500	South Korean Won	11/03/11	537,717	541,796	4,079

				3,839,674	3,686,100	(153,574)

HSBC Bank PLC	240,050	Singapore Dollar	11/10/11	187,686	183,550	(4,136)
HSBC Bank PLC	2,861,000	Taiwan Dollar	11/18/11	94,028	93,980	(48)

				281,714	277,530	(4,184)

JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	1,689,543	1,609,810	(79,733)
JP Morgan Chase Bank	468,750	British Pound	10/13/11	721,946	730,904	8,958
JP Morgan Chase Bank	2,447,580	Singapore Dollar	11/16/11	1,968,014	1,871,515	(96,499)
JP Morgan Chase Bank	2,296,993	Swiss Franc	10/13/11	2,675,433	2,534,624	(140,809)

				7,054,936	6,746,853	(308,083)

UBS AG	10,207,933	Chinese Yuan Renminibi	4/11/12	1,597,030	1,574,110	(22,920)
UBS AG	193,296	Euro	10/07/11	279,120	258,963	(20,157)
UBS AG	115,805,079	Japanese Yen	10/14/11	1,498,649	1,501,631	2,982
UBS AG	6,654,635	Norwegian Krone	10/28/11	1,169,573	1,132,319	(37,254)
UBS AG	342,015,000	South Korean Won	10/06/11	320,413	290,304	(30,109)

				4,864,785	4,757,327	(107,458)

				$23,023,141	$22,140,053	$(883,088)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
SELLS
Brown Brothers Harriman & Co.	8,959	Malaysian Ringgit	10/03/11	$2,810	$2,806	$4

Citibank N.A.	13,180,100	Mexican Peso	2/09/12	1,057,411	939,548	117,863

Credit Suisse Securities LLC	49,766	Australian Dollar	10/17/11	51,798	48,086	3,712
Credit Suisse Securities LLC	1,780,766	Australian Dollar	4/16/12	1,819,088	1,687,754	131,334

				1,870,886	1,735,840	135,046

Deutsche Bank AG	639,452,500	South Korean Won	10/06/11	538,260	542,771	(4,511)

Goldman Sachs & Co.	41,100	Australian Dollar	11/15/11	43,021	39,570	3,451
Goldman Sachs & Co.	41,100	Australian Dollar	5/15/12	42,259	38,854	3,405
Goldman Sachs & Co.	1,772,280	Australian Dollar	11/15/12	1,793,489	1,648,200	145,289

				1,878,769	1,726,624	152,145

HSBC Bank PLC	5,200,000	Malaysian Ringgit	3/01/12	1,676,446	1,621,989	54,457

JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	1,691,706	1,609,810	81,896
JP Morgan Chase Bank	1,285,500	British Pound	10/13/11	2,037,288	2,004,430	32,858
JP Morgan Chase Bank	1,021,200	British Pound	10/21/11	1,599,961	1,592,191	7,770
JP Morgan Chase Bank	260,720	Singapore Dollar	11/16/11	200,000	199,357	643
JP Morgan Chase Bank	1,010,003	Swiss Franc	10/13/11	1,845,585	1,795,399	50,186

				7,374,540	7,201,187	173,353

UBS AG	342,015,000	South Korean Won	10/06/11	287,420	290,304	(2,884)

				$14,686,542	$14,061,069	$625,473

Cross Currency Forwards
Credit Suisse Securities LLC	1,111,562	USD/Swiss Franc	10/21/11	$1,264,359	$1,226,741	$(37,618)
	925,530	Euro/USD	10/21/11	1,264,359	1,239,821	24,538

					$2,466,562	$(13,080)

UBS AG	1,655,335	USD/Swiss Franc	10/21/11	$1,882,881	$1,826,860	$(56,021)
	1,376,910	Euro/USD	10/21/11	1,882,881	1,844,481	38,400

					$3,671,341	$(17,621)

UBS AG	1,415,997	USD/Swiss Franc	10/27/11	$1,606,441	$1,562,899	$(43,542)
	1,166,880	Euro/USD	10/27/11	1,606,441	1,563,059	43,382

					$3,125,958	$(160)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund
BUYS
	Barclays Bank PLC	79,021	British Pound	10/12/11	$124,864	$123,215	$(1,649)
	Barclays Bank PLC	272,629	Canadian Dollar	10/12/11	275,700	260,110	(15,590)
	Barclays Bank PLC	652,323	Euro	10/12/11	932,181	873,898	(58,283)
	Barclays Bank PLC	26,512,471	Hong Kong Dollar	10/12/11	3,409,058	3,404,862	(4,196)
	Barclays Bank PLC	15,606,346	Japanese Yen	10/12/11	191,912	202,360	10,448
	Barclays Bank PLC	1,413,699	Singapore Dollar	10/12/11	1,159,623	1,080,907	(78,716)

					6,093,338	5,945,352	(147,986)

	BNP Paribas SA	73,951,484	Japanese Yen	10/12/11	963,191	958,894	(4,297)

	Citibank N.A.	1,074,657	Euro	10/12/11	1,526,975	1,439,686	(87,289)
	Citibank N.A.	67,726,543	Japanese Yen	10/12/11	884,012	878,178	(5,834)
	Citibank N.A.	6,825,004	Swedish Krona	10/12/11	1,068,245	994,289	(73,956)
	Citibank N.A.	2,353,875	Swiss Franc	10/12/11	2,774,749	2,597,341	(177,408)

					6,253,981	5,909,494	(344,487)

	Credit Suisse Securities LLC	129,914	British Pound	10/12/11	210,124	202,573	(7,551)
	Credit Suisse Securities LLC	283,208	Swiss Franc	10/12/11	359,995	312,501	(47,494)

					570,119	515,074	(55,045)

	Royal Bank of Canada	438,372	Australian Dollar	10/12/11	445,912	423,840	(22,072)

	UBS AG	1,025,590	Euro	10/12/11	1,467,506	1,373,952	(93,554)

	Westpac Banking Corp.	10,502,520	Australian Dollar	10/12/11	11,178,409	10,154,372	(1,024,037)
	Westpac Banking Corp.	1,194,810	British Pound	10/12/11	1,933,652	1,863,039	(70,613)
	Westpac Banking Corp.	2,263,492	Euro	10/12/11	3,189,021	3,032,332	(156,689)
	Westpac Banking Corp.	66,255,244	Japanese Yen	10/12/11	857,513	859,101	1,588
	Westpac Banking Corp.	1,960,279	Norwegian Krone	10/12/11	359,995	333,812	(26,183)

					17,518,590	16,242,656	(1,275,934)

					$33,312,637	$31,369,262	$(1,943,375)

SELLS
	Barclays Bank PLC	275,731	British Pound	10/12/11	$447,639	$429,941	$17,698
	Barclays Bank PLC	217,863	Euro	10/12/11	308,687	291,864	16,823
	Barclays Bank PLC	3,091,714	Hong Kong Dollar	10/12/11	396,881	397,053	(172)
	Barclays Bank PLC	105,148,603	Japanese Yen	10/12/11	1,358,687	1,363,413	(4,726)

					2,511,894	2,482,271	29,623

	BNP Paribas SA	656,950	Swiss Franc	10/12/11	835,364	724,899	110,465

	Citibank N.A.	6,724,984	British Pound	10/12/11	10,725,070	10,486,111	238,959
	Citibank N.A.	3,233,558	Euro	10/12/11	4,609,016	4,331,900	277,116

					15,334,086	14,818,011	516,075

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
Merrill Lynch International	1,070,469	British Pound	10/12/11	$1,742,293	$1,669,158	$73,135
Merrill Lynch International	500,261	Euro	10/12/11	715,409	670,185	45,224

				2,457,702	2,339,343	118,359

Royal Bank of Canada	3,048,720	Euro	10/12/11	4,326,724	4,084,278	242,446
Royal Bank of Canada	63,035,497	Japanese Yen	10/12/11	813,908	817,352	(3,444)

				5,140,632	4,901,630	239,002

UBS AG	60,332,759	Japanese Yen	10/12/11	786,124	782,307	3,817

Westpac Banking Corp.	1,059,523	Canadian Dollar	10/12/11	1,102,398	1,010,868	91,530
Westpac Banking Corp.	547,976	Euro	10/12/11	786,131	734,106	52,025
Westpac Banking Corp.	200,000	Euro	1/12/12	269,718	267,861	1,857
Westpac Banking Corp.	7,942,823	Hong Kong Dollar	10/12/11	1,019,531	1,020,056	(525)
Westpac Banking Corp.	20,198,094	Japanese Yen	10/12/11	261,868	261,899	(31)

				3,439,646	3,294,790	144,856

				$30,505,448	$29,343,251	$1,162,197

Cross Currency Forwards
Barclays Bank PLC	319,163	USD/Euro	10/12/11	$458,573	$427,573	$(31,000)
	2,907,720	Swedish Krona/USD	10/12/11	458,573	423,606	34,967

					$851,179	$3,967

Barclays Bank PLC	5,529,244	USD/Hong Kong Dollar	10/12/11	$709,446	$710,093	$647
	54,238,566	Japanese Yen/USD	10/12/11	709,446	703,286	6,160

					$1,413,379	$6,807

Barclays Bank PLC	65,192,846	USD/Japanese Yen	10/12/11	$849,031	$845,325	$(3,706)
	817,059	Australian Dollar/USD	10/12/11	849,031	789,975	59,056

					$1,635,300	$55,350

Barclays Bank PLC	30,804,609	USD/Japanese Yen	10/12/11	$400,684	$399,429	$(1,255)
	393,115	Australian Dollar/USD	10/12/11	400,684	380,084	20,600

					$779,513	$19,345

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
Cross Currency Forwards (Continued)
	Citibank N.A.	300,519	USD/Euro	10/12/11	$410,569	$402,596	$(7,973)
	.	31,676,494	Japanese Yen/USD	10/12/11	410,569	410,734	(165)

						$813,330	$(8,138)

	Merrill Lynch International	625,286	USD/British Pound	10/12/11	$1,024,781	$974,993	$(49,788)
		995,672	Australian Dollar/USD	10/12/11	1,024,781	962,666	62,115

						$1,937,659	$12,327

	Royal Bank of Canada	293,426	USD/British Pound	10/12/11	$473,149	$457,532	$(15,617)
		3,122,429	Swedish Krona/USD	10/12/11	473,149	454,886	18,263

						$912,418	$2,646

	Royal Bank of Canada	21,675,676	USD/Japanese Yen	10/12/11	$281,539	$281,058	$(481)
		172,168	British Pound/USD	10/12/11	281,539	268,458	13,081

						$549,516	$12,600

	Royal Bank of Canada	288,079	USD/Canadian Dollar	10/12/11	$280,451	$274,850	$(5,601)
		208,425	Euro/USD	10/12/11	280,451	279,221	1,230

						$554,071	$(4,371)

	Westpac Banking Corp.	640,051	USD/Australian Dollar	10/12/11	$687,383	$618,833	$(68,550)
	.	52,294,791	Japanese Yen/USD	10/12/11	687,383	678,082	9,301

						$1,296,915	$(59,249)

Overseas Fund
BUYS
	Barclays Bank PLC	217,047	Australian Dollar	10/12/11	$224,514	$209,852	$(14,662)
	Barclays Bank PLC	179,812	British Pound	10/12/11	284,022	280,377	(3,645)
	Barclays Bank PLC	450,155	Euro	10/12/11	629,313	603,059	(26,254)
	Barclays Bank PLC	20,007,177	Hong Kong Dollar	10/12/11	2,572,587	2,569,420	(3,167)
	Barclays Bank PLC	128,506,032	Japanese Yen	10/12/11	1,606,441	1,666,277	59,836
	Barclays Bank PLC	184,788	New Zealand Dollar	10/12/11	153,322	140,794	(12,528)
	Barclays Bank PLC	2,141,808	Norwegian Krone	10/12/11	379,309	364,724	(14,585)
	Barclays Bank PLC	1,140,523	Singapore Dollar	10/12/11	935,542	872,038	(63,504)

					6,785,050	6,706,541	(78,509)

	BNP Paribas SA	174,216	British Pound	10/12/11	279,913	271,650	(8,263)
	BNP Paribas SA	136,890,508	Japanese Yen	10/12/11	1,787,759	1,774,995	(12,764)

					2,067,672	2,046,645	(21,027)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
	Citibank N.A.	124,498	British Pound	10/12/11	$199,044	$194,126	$(4,918)
	Citibank N.A.	3,931,142	Swedish Krona	10/12/11	615,300	572,702	(42,598)
	Citibank N.A.	1,942,829	Swiss Franc	10/12/11	2,290,207	2,143,780	(146,427)

					3,104,551	2,910,608	(193,943)

	Merrill Lynch International	353,679	British Pound	10/12/11	571,076	551,483	(19,593)
	Merrill Lynch International	575,223	Euro	10/12/11	813,473	770,608	(42,865)

					1,384,549	1,322,091	(62,458)

	Credit Suisse Securities LLC London	52,322,033	Japanese Yen	10/12/11	683,180	678,435	(4,745)

	State Street Bank and Trust Co.	185,000	Australian Dollar	6/20/12	175,881	174,337	(1,544)
	State Street Bank and Trust Co.	7,620,000	Swiss Franc	3/21/12	9,000,343	8,440,666	(559,677)

					9,176,224	8,615,003	(561,221)

	UBS AG London	38,891,858	Japanese Yen	10/12/11	508,494	504,292	(4,202)

	Westpac Banking Corp.	8,412,430	Australian Dollar	10/12/11	8,953,811	8,133,566	(820,245)
	Westpac Banking Corp.	653,493	British Pound	10/12/11	1,043,196	1,018,977	(24,219)
	Westpac Banking Corp.	1,196,056	Euro	10/12/11	1,722,081	1,602,320	(119,761)
	Westpac Banking Corp.	1,502,698	Hong Kong Dollar	10/12/11	192,857	192,984	127

					11,911,945	10,947,847	(964,098)

					$35,621,665	$33,731,462	$(1,890,203)

SELLS
	Barclays Bank PLC	283,430	British Pound	10/12/11	$460,138	$441,946	$18,192
	Barclays Bank PLC	193,890	Euro	10/12/11	274,720	259,749	14,971
	Barclays Bank PLC	50,359,835	Japanese Yen	10/12/11	656,543	652,992	3,551

					1,391,401	1,354,687	36,714

	Citibank N.A.	5,621,806	British Pound	10/12/11	8,967,007	8,765,951	201,056
	Citibank N.A.	2,867,807	Euro	10/12/11	4,087,686	3,841,914	245,772

					13,054,693	12,607,865	446,828

	Merrill Lynch International	412,936	Euro	10/12/11	590,528	553,198	37,330

	Royal Bank of Canada	194,003	Australian Dollar	10/12/11	189,215	187,572	1,643
	Royal Bank of Canada	537,173	Euro	10/12/11	762,930	719,634	43,296
	Royal Bank of Canada	103,049,612	Japanese Yen	10/12/11	1,295,146	1,336,196	(41,050)
	Royal Bank of Canada	544,596	Swiss Franc	10/12/11	692,310	600,925	91,385

					2,939,601	2,844,327	95,274

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
State Street Bank and Trust Co.	4,205,000	Australian Dollar	6/20/12	$4,182,293	$3,962,622	$219,671
State Street Bank and Trust Co.	7,090,000	Euro	3/21/12	10,162,310	9,495,526	666,784
State Street Bank and Trust Co.	1,867,000,000	Japanese Yen	9/19/12	24,514,467	24,364,039	150,428
State Street Bank and Trust Co.	10,465,000	Swedish Krona	12/21/11	1,635,712	1,519,470	116,242
State Street Bank and Trust Co.	26,455,000	Swiss Franc	3/21/12	31,460,675	29,304,178	2,156,497

				71,955,457	68,645,835	3,309,622

UBS AG	194,929	Euro	10/12/11	278,849	261,141	17,708
UBS AG	1,990,101	Swedish Krona	10/12/11	312,778	289,924	22,854

				591,627	551,065	40,562

Westpac Banking Corp.	223,863	Australian Dollar	10/12/11	233,380	216,442	16,938
Westpac Banking Corp.	550,000	British Pound	1/12/12	856,631	856,855	(224)
Westpac Banking Corp.	835,956	Canadian Dollar	10/12/11	869,784	797,567	72,217
Westpac Banking Corp.	679,471	Euro	10/12/11	957,908	910,267	47,641
Westpac Banking Corp.	869,656	Euro	1/12/12	1,172,808	1,164,737	8,071
Westpac Banking Corp.	9,878,056	Hong Kong Dollar	10/12/11	1,267,470	1,268,589	(1,119)
Westpac Banking Corp.	33,424,500	Japanese Yen	10/12/11	420,107	433,400	(13,293)

				5,778,088	5,647,857	130,231

				$96,301,395	$92,204,834	$4,096,561

Cross Currency Forwards
Barclays Bank PLC	421,348	USD/Swiss Franc	10/12/11	$533,454	$464,929	$(68,525)
	324,145	British Pound/USD	10/12/11	533,454	505,432	28,022

					$970,361	$(40,503)

Barclays Bank PLC	7,506,760	USD/Hong Kong Dollar	10/12/11	$963,177	$964,055	$878
	73,636,812	Japanese Yen/USD	10/12/11	963,177	954,814	8,363

					$1,918,869	$9,241

Barclays Bank PLC	362,002	USD/Australian Dollar	10/12/11	$382,111	$350,002	$(32,109)
	228,861	British Pound/USD	10/12/11	382,111	356,858	25,253

					$706,860	$(6,856)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
Barclays Bank PLC	216,776	USD/Euro	10/12/11	$311,464	$290,409	$(21,055)
	24,239,786	Japanese Yen/USD	10/12/11	311,464	314,306	(2,842)

					$604,715	$(23,897)

Citibank N.A.	150,979	USD/Euro	10/12/11	$206,267	$202,262	$(4,005)
	15,914,066	Japanese Yen/USD	10/12/11	206,267	206,350	(83)

					$408,612	$(4,088)

Citibank N.A.	179,380	USD/Canadian Dollar	10/12/11	$178,346	$171,143	$(7,203)
	13,282,820	Japanese Yen/USD	10/12/11	178,346	172,232	6,114

					$343,375	$(1,089)

Citibank N.A.	471,324	USD/Australian Dollar	10/12/11	$508,182	$455,701	$(52,481)
	311,025	British Pound/USD	10/12/11	508,182	484,974	23,208

					$940,675	$(29,273)

Credit Suisse Securities LLC	366,068	USD/British Pound	10/12/11	$595,922	$570,801	$(25,121)
	3,852,642	Swedish Krona/USD	10/12/11	595,922	561,266	34,656

					$1,132,067	$9,535

Merrill Lynch International	440,480	USD/British Pound	10/12/11	$721,903	$686,830	$(35,073)
	701,397	Australian Dollar/USD	10/12/11	721,903	678,146	43,757

					$1,364,976	$8,684

Royal Bank of Canada	204,383	USD/Euro	10/12/11	$283,857	$273,806	$(10,051)
	21,802,761	Japanese Yen/USD	10/12/11	283,857	282,706	1,151

					$556,512	$(8,900)

Royal Bank of Canada	377,311	USD/Australian Dollar	10/12/11	$369,294	$364,804	$(4,490)
	236,861	British Pound/USD	10/12/11	369,294	369,331	(37)

					$734,135	$(4,527)

Royal Bank of Canada	208,563	USD/Euro	10/12/11	$295,774	$279,406	$(16,368)
	224,921	Swiss Franc/USD	10/12/11	295,774	248,186	47,588

					$527,592	$31,220

Royal Bank of Canada	309,256	USD/British Pound	10/12/11	$508,015	$482,216	$(25,799)
	480,330	Australian Dollar/USD	10/12/11	508,015	464,407	43,608

					$946,623	$17,809

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
Toronto Dominion Bank	39,721,149	USD/Japanese Yen	10/12/11	$516,799	$515,045	$(1,754)
	363,567	Euro/USD	10/12/11	516,799	487,060	29,739

					$1,002,105	$27,985

UBS AG	234,037	USD/Euro	10/12/11	$332,204	$313,532	$(18,672)
	258,007	Swiss Franc/USD	10/12/11	332,204	284,693	47,511

					$598,225	$28,839

Westpac Banking Corp.	135,522	USD/Euro	10/12/11	$186,370	$181,555	$(4,815)
	182,997	Australian Dollar/USD	10/12/11	186,370	176,931	9,439

					$358,486	$4,624

Westpac Banking Corp.	105,348	USD/Canadian Dollar	10/12/11	$106,181	$100,510	$(5,671)
	77,647	Euro/USD	10/12/11	106,181	104,021	2,160

					$204,531	$(3,511)

Westpac Banking Corp.	289,608	USD/Euro	10/12/11	$411,562	$387,979	$(23,583)
.	31,786,476	Japanese Yen/USD	10/12/11	411,562	412,160	(598)

					$800,139	$(24,181)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Notes to Portfolio of Investments (Unaudited) (Continued)

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at September 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
154	90 Day Eurodollar	12/19/11	$38,295,950	$(5,422)
45	U.S. Treasury Note 10 Year	12/20/11	5,854,219	(13,689)
1,324	90 Day Eurodollar	3/19/12	329,047,100	898,550
2,913	90 Day Eurodollar	6/18/12	723,953,325	2,916,868
1,008	90 Day Eurodollar	9/17/12	250,538,400	721,598
319	90 Day Eurodollar	12/17/12	79,283,463	115,529
1,207	90 Day Eurodollar	3/18/13	299,939,500	958,695
1,086	90 Day Eurodollar	6/17/13	269,680,950	1,378,545
369	90 Day Eurodollar	9/16/13	91,530,450	488,971
99	90 Day Eurodollar	12/16/13	24,516,112	225,091
104	90 Day Eurodollar	3/17/14	25,712,700	273,257
20	90 Day Eurodollar	6/16/14	4,935,750	57,653

				$8,015,646

Strategic Bond Fund
BUYS
127	Ultra Long U.S. Treasury Bond	12/20/11	$20,145,375	$1,780,150
10	U.S. Treasury Note 5 Year	12/30/11	1,224,844	553

				$1,780,703

SELLS
102	U.S. Treasury Bond 30 Year	12/20/11	$(14,547,750)	$(648,566)
243	U.S. Treasury Note 10 Year	12/20/11	(31,612,782)	(196,782)
72	U.S. Treasury Note 2 Year	12/30/11	(15,854,625)	14,282

				$(831,066)

Strategic Balanced Fund
BUYS
6	Ultra Long U.S. Treasury Bond	12/20/11	$950,750	$30,012

SELLS
19	U.S. Treasury Note 10 Year	12/20/11	$(2,472,114)	$(16,038)
8	U.S. Treasury Note 2 Year	12/30/11	(1,761,958)	1,552
2	U.S. Treasury Note 5 Year	12/30/11	(245,303)	56

				$(14,430)

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund
BUYS
2	Nikkei 225 Index	12/08/11	$111,111	$(2,229)
25	Euro Stoxx 50 Index	12/16/11	722,125	(7,364)

				$(9,593)

SELLS
11	S&P 500 Index	12/15/11	$3,096,000	$101,981
80	Russell 2000 Mini Index	12/16/11	5,131,500	331,549

				$433,530

Indexed Equity Fund
BUYS
182	S&P 500 Index	12/15/11	$51,233,000	$(2,203,949)

NASDAQ-100 Fund
BUYS
16	NASDAQ-100 E Mini Index	12/16/11	$683,040	$(18,636)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an

Notes to Portfolio of Investments (Unaudited) (Continued)

upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,500,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	$(76,558)	$165,700	$89,142
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	(53,572)	113,000	59,428
14,200,000	USD	12/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(922,957)	1,817,600	894,643
6,900,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(281,616)	83,717	(197,899)
1,000,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(40,631)	11,950	(28,681)
10,600,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(308,180)	(51,149)	(359,329)
20,700,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(594,629)	(90,235)	(684,864)
800,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	Republic of Italy (PIMCO Rating: A)**	(75,528)	(31,136)	(106,664)
900,000	USD	6/20/16	Barclays Bank PLC	Sell†	5.000%	CDX.EM.15 (PIMCO Rating: BA+)**	(33,378)	95,400	62,022
11,600,000	USD	6/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(517,762)	150,653	(367,109)
500,000	USD	9/20/16	Barclays Bank PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(4,020)	(30,572)	(34,592)

							(2,908,831)	2,234,928	(673,903)

80,900,000	USD	6/20/16	Credit Suisse Securities LLC	Sell†	1.000%	CDX.NA.IG.16 (PIMCO Rating: BAA+)**	(858,356)	(326,186)	(1,184,542)
6,100,000	USD	6/20/16	Credit Suisse Securities LLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(215,410)	(8,878)	(224,288)

							(1,073,766)	(335,064)	(1,408,830)

1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(15,396)	23,015	7,619
1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(15,575)	23,194	7,619
7,700,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(28,917)	(207,341)	(236,258)
4,300,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(13,000)	(132,765)	(145,765)
13,800,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	Republic of Italy (PIMCO Rating: A)**	49,426	(1,889,385)	(1,839,959)
13,000,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	23,857	(803,491)	(779,634)
5,200,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(116,052)	(195,802)	(311,854)
200,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	Republic of Italy (PIMCO Rating: A)**	(18,972)	(7,694)	(26,666)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(15,063)	(26,582)	(41,645)
2,600,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	Republic of Italy (PIMCO Rating: A)**	(252,435)	(94,224)	(346,659)
3,000,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(130,125)	(182,214)	(312,339)
1,600,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	(45,262)	16,292	(28,970)
1,000,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(48,984)	(60,347)	(109,331)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (continued)
Credit Default Swaps (continued)
1,000,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	1.000%	Republic of Italy (PIMCO Rating: A)**	$(119,905)	$(19,704)	$(139,609)
3,700,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(142,349)	(96,633)	(238,982)
1,300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(46,499)	(6,020)	(52,519)
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(5,534)	(15,221)	(20,755)

							(940,785)	(3,674,922)	(4,615,707)

600,000	USD	9/20/12	JPMorgan Chase Bank	Sell†	1.000%	Bank of America Corp. (PIMCO Rating: A)**	6,005	(26,443)	(20,438)
200,000	USD	12/20/15	JP Morgan Chase Bank	Sell†	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(13,799)	26,400	12,601
6,600,000	USD	3/20/16	JP Morgan Chase Bank	Sell†	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	(428,290)	(159,291)	(587,581)

							(436,084)	(159,334)	(595,418)

700,000	USD	12/20/15	Royal Bank of Scotland PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(24,870)	(13,898)	(38,768)
1,000,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(26,384)	(33,588)	(59,972)

							(51,254)	(47,486)	(98,740)

1,000,000	USD	9/20/15	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(13,320)	(14,147)	(27,467)
800,000	USD	12/20/15	UBS AG	Sell†	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(60,648)	111,050	50,402
4,300,000	USD	6/20/16	UBS AG	Sell†	0.250%	Federal Republic of Germany (PIMCO Rating: AAA)**	(3,785)	(145,559)	(149,344)
14,300,000	USD	6/20/16	UBS AG	Sell†	0.250%	Federal Republic of Germany (PIMCO Rating: AAA)**	(355,728)	(140,928)	(496,656)
1,300,000	USD	9/20/16	UBS AG	Sell†	1.000%	Republic of South Korea (PIMCO Rating: A+)**	(56,436)	-	(56,436)
5,400,000	USD	9/20/16	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(194,462)	(23,694)	(218,156)

							(684,379)	(213,278)	(897,657)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
41,400,000	BRL	1/02/12	Barclays Bank PLC	Brazil CETIP Interbank Deposit	Fixed 10.835%	$162,726	$134,538	$297,264
21,000,000	BRL	1/02/14	Barclays Bank PLC	Brazil CETIP Interbank Deposit	Fixed 10.830%	(24,341)	13,830	(10,511)
4,500,000	EUR	9/21/18	Barclays Bank PLC	6-Month EUR-EURIBOR	Fixed 2.500%	161,497	(75,671)	85,826
6,800,000	EUR	9/21/21	Barclays Bank PLC	6-Month EUR-EURIBOR	Fixed 3.000%	306,043	61,775	367,818
60,600,000	EUR	9/21/21	Barclays Bank PLC	6-Month EUR-EURIBOR	Fixed 3.500%	6,054,214	824,287	6,878,501
19,800,000	USD	10/13/21	Barclays Bank PLC	3-Month USD-LIBOR-BBA	Fixed 3.000%	341,301	1,264,180	1,605,481
4,600,000	GBP	3/21/22	Barclays Bank PLC	6-Month GBP-LIBOR-BBA	Fixed 3.000%	83,295	81,974	165,269

						7,084,735	2,304,913	9,389,648

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund* (continued)
Interest Rate Swaps (continued)
8,500,000	EUR	9/18/14	Credit Suisse Securities LLC	6-Month EUR-EURIBOR	Fixed 1.750%	$4,547	$(4,261)	$286
2,300,000	EUR	9/21/21	Credit Suisses Securities LLC	6-Month EUR-EURIBOR	Fixed 3.500%	266,501	(5,436)	261,065
1,900,000	USD	12/21/41	Credit Suisse Securities LLC	Fixed 4.000%	3-Month USD-LIBOR-BBA	(533,050)	23,275	(509,775)

						(262,002)	13,578	(248,424)

21,900,000	USD	9/19/13	Goldman Sachs & Co.	United States Federal Fund Effective Rate	Fixed 0.500%	95,335	(22,338)	72,997
4,500,000	USD	9/19/14	Goldman Sachs & Co.	United States Federal Fund Effective Rate	Fixed 1.000%	29,029	(19,215)	9,814
12,700,000	AUD	6/15/17	Goldman Sachs & Co.	6-Month AUD-BBR BBSW	Fixed 5.000%	193,898	48,187	242,085
16,700,000	EUR	9/21/21	Goldman Sachs & Co.	6-Month EUR-EURIBOR	Fixed 3.500%	2,128,897	(233,337)	1,895,560

						2,447,159	(226,703)	2,220,456

1,800,000	USD	10/13/21	JPMorgan Chase Bank	3-Month USD-LIBOR-BBA	Fixed 3.000%	46,593	99,360	145,953

2,300,000	AUD	6/15/17	Royal Bank of Scotland PLC	6-Month AUD-BBR BBSW	Fixed 5.000%	25,366	18,476	43,842
14,300,000	USD	6/15/41	Royal Bank of Scotland PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	(5,063,870)	394,940	(4,668,930)
1,100,000	USD	12/21/41	Royal Bank of Scotland PLC	Fixed 4.000%	3-Month USD-LIBOR-BBA	(297,333)	2,200	(295,133)

						(5,335,837)	415,616	(4,920,221)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund***
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell†	1.870%	The AES Corp. (Moody’s Rating: B1; S&P Rating: BB-)	$(1,464)	$-	$(1,464)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell†	2.620%	HCA Inc. (Moody’s Rating: B3; S&P Rating: B-)	(240)	-	(240)

							(1,704)	-	(1,704)

100,000	USD	9/20/12	Goldman Sachs & Co.	Sell†	3.240%	Energy Future Holdings Corp. (Moody’s Rating: Ca2; S&P Rating: D)	(13,840)	-	(13,840)

1,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell†	2.920%	Ford Motor Credit Co. (Moody’s Rating: Ba2; S&P Rating: BB-)	5,375	-	5,375

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund*** (Continued)
Total Return Swaps
10,000	USD	10/01/11	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute Value of TRXCMBS Index if positive	$(70)	$-	$(70)
110,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	(1,018)	-	(1,018)
200,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	(1,850)	-	(1,850)
711,061	USD	1/12/39	Morgan Stanley & Co.	1-Month USD-LIBOR-BBA	IOS.FN30.550.08	(10,750)	(2,312)	(13,062)
606,137	USD	1/12/41	Morgan Stanley & Co.	1-Month USD-LIBOR-BBA	IOS.FN30.500.10	(5,801)	(1,053)	(6,854)

						(19,489)	(3,365)	(22,854)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund
Credit Default Swaps
30,000	USD	2/17/51	Barclays Bank PLC	Buy	(0.500)%	CMBX.NA.AM.4	$6,327	$3,150	$9,477

210,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.500)%	CDX.NA.HY.16	2,367	15,225	17,592
50,000	USD	12/13/49	Credit Suisse Securities LLC	Sell†	0.500%	CMBX.NA.AM.3 (Moody’s Rating: A1; S&P Rating: BBB)	(9,185)	(4,625)	(13,810)
12,000	USD	10/12/52	Credit Suisse Securities LLC	Sell†	0.500%	CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	(830)	(1,114)	(1,944)
80,000	USD	10/12/52	Credit Suisse Securities LLC	Sell†	0.500%	CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	(9,410)	(3,550)	(12,960)
29,000	USD	10/12/52	Credit Suisse Securities LLC	Buy	(0.100)%	CMBX 1 2006-1 AAA	846	1,178	2,024
50,000	USD	10/12/52	Credit Suisse Securities LLC	Sell†	0.500%	CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	(2,569)	(5,531)	(8,100)

							(18,781)	1,583	(17,198)

40,000	USD	6/20/18	Deutsche Bank	Sell†	1.000%	MetLife, Inc. (Moody’s Rating: A3; S&P Rating: A-)	(3,636)	(1,695)	(5,331)
110,000	USD	12/13/49	Deutsche Bank	Sell†	0.080%	CMBX 3 2007-1 AAA (Moody’s Rating: Aa; S&P Rating: A+)	(2,458)	(12,238)	(14,696)
30,000	USD	2/17/51	Deutsche Bank	Buy	(0.500)%	CMBX.NA.AM.4	3,252	6,225	9,477

							(2,842)	(7,708)	(10,550)

13,000	USD	2/17/51	Goldman Sachs & Co.	Buy	(0.350)%	CMBX 4 2007-2 AAA	769	1,008	1,777
10,000	USD	10/12/52	Goldman Sachs & Co.	Sell†	0.500%	CMBX.NA.AM.1 (Moody’s Rating: A2; S&P Rating: BB+)	(695)	(925)	(1,620)
25,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX 1 2006-1 AAA	714	1,031	1,745
77,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX 1 2006-1 AAA	1,332	4,043	5,375

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
21,000	USD	3/15/49	Goldman Sachs & Co.	Buy	(0.070)%	CMBX 2 2006-2 AAA	$636	$945	$1,581

							2,756	6,102	8,858

20,000	USD	2/17/51	Morgan Stanley & Co.	Buy	(0.500)%	CMBX.NA.AM.4	4,268	2,050	6,318
42,000	USD	10/12/52	Morgan Stanley & Co.	Buy	(0.100)%	CMBX 1 2006-1 AAA	727	2,205	2,932
26,000	USD	10/12/52	Morgan Stanley & Co.	Buy	(0.100)%	CMBX 1 2006-1 AAA	515	1,300	1,815

							5,510	5,555	11,065

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
160,000	USD	2/15/41	Goldman Sachs & Co.	Notional amount at expiration date	Floating notional amount + compounded 3-Month USD-LIBOR-BBA at expiration date	$(6,558)	$(1,308)	$(7,866)

Total Return Swaps
72,579	USD	1/12/39	Goldman Sachs & Co.	1-Month USD-LIBOR-BBA	IOS.FN30.600.08	(1,178)	(11)	(1,189)
79,007	USD	1/12/39	Goldman Sachs & Co.	1-Month USD-LIBOR-BBA	IOS.FN30.550.08	(1,376)	(75)	(1,451)
36,289	USD	1/12/39	Goldman Sachs & Co.	1-Month USD-LIBOR-BBA	IOS.FN30.600.08	(1,017)	423	(594)

						(3,571)	337	(3,234)

25,000	USD	1/01/12	Morgan Stanley & Co.	Absolute value of TRXCMBS Index if negative	Absolute value of TRXCMBS Index if positive	(231)	-	(231)

BlackRock Global Allocation Fund
Total Return Swaps
100,000	JPY	3/29/13	Citibank N.A.	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	1,258	-	1,258
6,250	HKD	1/14/13	Citibank N.A.	Notional amount at expiration date × Strike Price	Gross dividends on HSCEI Point Index x notional amount	(14,848)	-	(14,848)
160,000	JPY	3/31/14	Citibank N.A.	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	(7,821)	-	(7,821)

						(21,411)	-	(21,411)

1,815	USD	1/11/12	BNP Paribas SA	3-Month USD LIBOR + 0.380%	MSCI Daily Total Return Net Emerging Markets Index (NDUEEGF)	(169,160)	-	(169,160)

Interest Rate Swaps
7,179,000	USD	9/23/15	Bank of America N.A.	3-Month USD-LIBOR- BBA	Fixed 1.560%	(12,724)	-	(12,724)

109,000	USD	7/25/16	Morgan Stanley & Co.	Fixed 1.838%	3-Month USD-LIBOR- BBA	(165)	(3,076)	(3,241)
18,000	USD	7/25/13	Morgan Stanley & Co.	Fixed 0.650%	3-Month USD-LIBOR- BBA	48	(77)	(29)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund (Continued)
Interest Rate Swaps (continued)
30,000	USD	7/25/13	Morgan Stanley & Co.	Fixed 0.650%	3-Month USD-LIBOR-BBA	$(48)	$-	$(48)
163,000	USD	7/25/16	Morgan Stanley & Co.	Fixed 1.838%	3-Month USD-LIBOR-BBA	(4,847)	-	(4,847)

						(5,012)	(3,153)	(8,165)

7,050,000	USD	9/15/15	UBS AG	3-Month USD-LIBOR-BBA	Fixed 1.570%	(10,720)	-	(10,720)
7,347,000	USD	9/12/15	UBS AG	3-Month USD-LIBOR-BBA	Fixed 1.633%	(4,547)	-	(4,547)

						(15,267)	-	(15,267)

Deliver	Receive	Expiration Date	Counterparty	(Buy)/Sell	Fixed Rate	Variable Rate	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
356,000 USD	3,039,528,000 IDR	6/03/18	Credit Suisse Securities LLC	(Buy)	8.250%	6-Month USD-LIBOR-BBA	$6,969	$-	$6,969

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	U.S. Dollar

*	Collateral for swap agreements received from Barclays Bank PLC, Credit Suisse Securities LLC, and Goldman Sachs & Co. amounted to $5,020,000, $3,730,000, and $2,330,000 in cash, respectively, at September 30, 2011; and collateral for swap agreements held by Credit Suisse Securities LLC, Goldman Sachs & Co., JP Morgan Chase Bank, Royal Bank of Scotland PLC, and UBS AG amounted to $1,619,040, $1,569,765, $3,919,845, $5,188,205, and $1,469,727 in securities, respectively, at September 30, 2011.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements held by Morgan Stanley & Co. amounted to $100,000 in cash at September 30, 2011.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may purchase or sell “structured options,” which may comprise multiple option exposures within a single security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. A Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. A Fund’s use of structured options may create investment leverage.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at September 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
355,000	3/19/12	Eurodollar Futures Put, Strike 99.00	$116,039	$30,175
8,200,000	10/11/11	Interest Rate Swaption Straddle USD 1 Year Call, Strike TBD*	41,656	30,632
28,900,000	10/11/11	Interest Rate Swaption Straddle USD 1 Year Call, Strike TBD**	152,598	107,959
17,700,000	11/14/11	Interest Rate Swaption USD 1 Year Put, Strike 0.65**	36,285	6,327
42,200,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00***	84,400	2,449
111,200,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00**	166,800	6,453
20,300,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00**	115,817	25,859
22,600,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75***	85,315	11,234
65,200,000	10/11/11	Interest Rate Swaption USD 10 Year Put, Strike 4.25***	410,760	-
28,400,000	11/14/11	Interest Rate Swaption USD 10 Year Put, Strike 3.75***	393,340	529
70,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25***	546,745	27,932
20,600,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25**	122,227	8,208
16,600,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00***	104,476	2,306
23,100,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00****	209,330	3,209
10,800,000	12/21/11	Interest Rate Swaption USD 5 Year Call, Strike 0.80*	12,420	3,693
9,000,000	12/21/11	Interest Rate Swaption USD 5 Year Call, Strike 0.82*****	12,600	3,666
4,800,000	12/21/11	Interest Rate Swaption USD 5 Year Call, Strike 0.84*	6,000	2,311
5,000,000	12/21/11	Interest Rate Swaption USD 5 Year Call, Strike 0.85*****	6,000	2,610
1,300,000	11/14/11	Interest Rate Swaption USD 5 Year Put, Strike 1.75****	3,208	676
1,300,000	11/14/11	Interest Rate Swaption USD 5 Year Put, Strike 2.75*****	6,500	1
20,200,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70***	286,343	277,903

			$2,918,859	$554,132

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
55,000	11/11/11	Eurodollar Futures Call, Strike 97.50	$479	$963
115,000	12/16/11	Eurodollar Futures Put, Strike 98.25	3,876	1,725
19,000	10/21/11	U.S. Treasury Note 30 Year Futures Call, Strike 141.00	29,344	57,000

			$33,699	$59,688

Strategic Balanced Fund
5,000	11/11/11	Eurodollar Futures Call, Strike 97.50	$44	$88
10,000	12/16/11	Eurodollar Futures Put, Strike 98.25	337	150
210,000	12/21/11	Interest Rate Swaption USD Put, Strike 0.88	6,237	6,986
210,000	12/21/11	Interest Rate Swaption USD Put, Strike 0.94	4,725	12,501
2,000	10/21/11	U.S. Treasury Note 30 Year Futures Call, Strike 141.00	3,087	6,000

			$14,430	$25,725

BlackRock Global Allocation Fund
10,700	1/19/13	Activision Blizzard, Inc. Call, Strike 12.50	$12,944	$17,013
4,000	1/21/12	AES Corp. Call, Strike 11.00	2,182	1,600
4,200	2/18/12	AES Corp. Call, Strike 12.00	2,066	1,050
44,800	2/18/12	American Eagle Outfitters Call, Strike 15.00	48,288	15,680
34,363	3/16/12	American Eagle Outfitters, Put, Strike 12.00	31,710	57,594
13,725	3/16/12	American Eagle Outfitters, Put, Strike 11.75	13,783	22,928
2,600	1/19/13	Apple, Inc. Call, Strike 450.00	126,290	117,000
1,403,000	9/30/11	Beiersdorf AG Call, Strike 1.47	12,316	2
48,372	11/30/11	Beiersdorf AG Call, Strike 18.19	2,946	3,336
12	2/15/12	Beiersdorf AG Put, Strike 47,680.20	22,250	29,371
18,208	7/12/12	Beiersdorf AG Put, Strike 92.97	101,965	297,577
18,208	7/12/12	Beiersdorf AG Call, Strike 113.85	20,029	2,294
1,170	3/16/12	Beiersdorf AG Call, Strike 48.00	3,453	913
2,981	1/20/12	Beiersdorf AG, Call, Strike 38.00	10,309	5,883
5,217	12/16/11	Beiersdorf AG, Put, Strike 38.00	16,915	7,703
3,500	1/21/12	Calpine Corp. Call, Strike 15.00	2,414	3,850
2,600	1/21/12	Cephalon, Inc., Call, Strike 65.00	12,986	40,560
15,200	1/21/12	Cisco Systems, Inc., Call, Strike 17.50	27,661	9,120
14,200	1/19/13	Cisco Systems, Inc., Call, Strike 20.00	15,616	15,194
3,700	1/21/12	Colgate Palmolive Co. Call, Strike 92.50	11,080	14,430
11,000	1/19/13	Corning, Inc. Call, Strike 15.00	28,597	16,720
55,600	1/19/13	Corning, Inc. Call, Strike 17.50	91,236	49,484
150	9/21/12	DAXKI Index Put Put, Strike 3,003.69	51,996	61,133
9,200	1/19/13	Dell, Inc. Call, Strike 15.00	21,158	22,080
7,600	1/21/12	El Paso Corp. Call, Strike 19.00	9,859	9,500
7,100	1/19/13	Emc Corp. Call, Strike 25.00	17,535	14,910
3,200	1/21/12	EOG Resources, Inc., Call, Strike 100.00	23,103	2,720
8,900	4/21/12	General Mills, Inc. Call, Strike 42.00	7,745	10,235
1,000	1/19/13	Google, Inc. Class A Call, Strike 590.00	61,031	61,000
48,372	9/28/11	Hong Kong OTC Call, Strike 17.24	3,769	50
48,372	10/28/11	Hong Kong OTC Call, Strike 17.56	3,570	2,002
9,450	1/04/12	HTC Corp., Put, Strike 857.14	26,965	58,874
12	2/15/12	IBOV Index Call, Strike 61,334.30	20,730	10,800

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (continued)
218,417,000	4/30/13	Japanes Yen LIBOR Rate BBA Swaption 10 Year, Put, Strike 3.15	$19,687	$3,999
17,000	1/21/12	Kraft Foods, Inc. Class A, Call, Strike 35.00	16,661	19,210
18,697	1/20/12	Kraft Foods, Inc., Call, Strike 34.00	18,727	25,743
32,000	1/21/12	Market Vectors Gold Miners, Put, Strike 40.00	65,288	34,880
18,200	1/21/12	Marvell Technology Group Ltd, Call, Strike 17.50	32,393	8,918
1,100	10/22/11	Mastercard, Inc. Class A, Put, Strike 220.00	6,843	792
1,100	10/22/11	Mastercard, Inc. Class A, Put, Strike 285.00	16,301	40,920
6,500	11/19/11	Mead Johnson Nutrition Co. Call, Strike 75.00	16,043	13,520
12,845	6/15/12	MXEUG Index Put, Strike 99.84	98,907	282,847
6,006	6/15/12	MXEUG Index Put, Strike 98.12	47,586	121,017
6,012	9/21/12	MXEUG Index Put, Strike 78.44	39,679	56,608
114	11/18/11	Nikkei 225 Index Call, Strike 10,996.49	11,799	41
2,800	1/21/12	NRG Energy, Inc. Call, Strike 24.00	2,995	2,940
2,100	3/17/12	NRG Energy, Inc. Call, Strike 24.00	2,824	2,940
21,300	1/19/13	Oracle Corp. Call, Strike 30.00	65,107	97,980
1,100	1/20/12	PG&E Corp. Call, Strike 43.00	1,301	1,826
6,200	1/21/12	Polycom, Inc. Call, Strike 32.50	16,495	310
1,206	12/16/11	Russell 2000 Index Call, Strike 715.62	41,306	27,008
1,206	12/16/11	Russell 2000 Index Put, Strike 591.28	35,396	43,913
1,051	12/30/11	Russell 2000 Index Put, Strike 593.16	29,638	42,647
1,051	12/30/11	Russell 2000 Index Call, Strike 718.57	32,865	25,821
1,538	3/16/12	Russell 2000 Index Put, Strike 540.23	46,140	59,244
1,538	3/16/12	Russell 2000 Index Call, Strike 748.89	47,678	42,849
200	9/30/11	S&P 500 Index Put, Strike 1,050.00	5,684	10
568	2/10/12	S&P 500 Index Put, Strike 915.92	15,932	19,458
295	2/24/12	S&P 500 Index Put, Strike 950.00	9,735	16,584
286	2/24/12	S&P 500 Index Put, Strike 1,025.00	10,382	21,930
6,800	10/22/11	Sandisk Corp., Call, Strike 46.00	35,834	4,216
4,900	3/16/12	Sara Lee Corp. Put, Strike 15.00	4,919	4,327
52,700	1/21/12	Sara Lee Corp., Call, Strike 19.00	51,106	13,175
8,700	1/21/12	Seagate Technology Call, Strike 17.50	12,961	261
3,400	11/19/11	SM Energy Co. Call, Strike 90.00	9,078	1,530
2,200	1/21/12	Southern Co. Call, Strike 42.00	2,247	4,466
19,900	1/21/12	Symantec Corp., Call, Strike 17.50	32,663	25,273
1,830	3/20/13	Taiwan Index Put, Strike 7,557.82	47,030	91,010
948	9/18/13	Taiwan Taiex Index Put, Strike 7,176.38	29,388	48,424
1,894	12/18/13	Taiwan Taiex Index Put, Strike 7,180.59	62,647	105,189
1,837	9/19/12	Taiwan TWSE Index Put, Strike 7,608.62	34,528	82,196
2,692	9/19/12	Taiwan TWSE Index Put, Strike 7,758.20	56,108	131,056
1,845	6/19/13	Taiwan TWSE Index Put, Strike 7,574.49	56,974	95,903
922	9/18/13	Taiwan TWSE Index Put, Strike 6,957.96	25,115	42,606
6,700	1/19/13	Teva Pharmaceutical Call, Strike 47.50	24,587	15,276
2,400	1/21/12	Time Warner Cable Put, Strike 60.00	5,937	10,560
86,450	6/08/12	Topix Index Put, Strike 675.00	36,652	38,854
76,040	6/08/12	Topix Index Put, Strike 675.45	35,919	34,244
11,650	6/15/12	Unilever NV Call, Strike 26.00	11,550	10,436

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (continued)
6,900	1/21/12	United Technologies Corp., Call, Strike 80.00	$35,452	$14,693
13,400	3/17/12	Urban Outfitters, Inc. Put, Strike 20.00	16,350	26,800
3,100	1/21/12	Valeant Pharmaceuticals Inc., Call, Strike 50.00	20,211	2,480
22,000	10/22/11	Wells Fargo & Co., Put, Strike 24.00	24,195	29,920
7,700	1/21/12	Western Digital Corp. Call, Strike 40.00	27,112	1,001
5,400	1/21/12	Whiting Petroleum Corp. Call, Strike 55.00	32,343	2,700

			$2,348,795	$2,833,157

*	OTC traded option counterparty JP Morgan Chase Bank.
**	OTC traded option counterparty Goldman Sachs & Co.
***	OTC traded option counterparty Royal Bank of Scotland PLC.
****	OTC traded option counterparty Barclays Bank PLC.
*****	OTC traded option counterparty Credit Suisse Securities LLC.

Transactions in written option contracts during the period ended September 30, 2011, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2010	228,100,672	$1,758,022
Options written	665,403,428	4,293,817
Options terminated in closing purchase transactions	(366,003,958)	(3,132,980)

Options outstanding at September 30, 2011	527,500,142	$2,918,859

Strategic Bond Fund
Options outstanding at December 31, 2010	102	$61,834
Options written	725	191,944
Options terminated in closing purchase transactions	(320)	(166,754)
Options expired	(420)	(53,325)

Options outstanding at September 30, 2011	87	$33,699

Strategic Balanced Fund
Options outstanding at December 31, 2010	13	$7,939
Options written	420,074	28,784
Options expired	(47)	(6,494)
Options exercised	(32)	(15,799)

Options outstanding at September 30, 2011	420,008	$14,430

BlackRock Global Allocation Fund
Options outstanding at December 31, 2010	34,100	$346,934
Options written	226,144,937	3,553,110
Options terminated in closing purchase transactions	(5,774,828)	(1,466,206)
Options expired	(77,943)	(85,043)

Options outstanding at September 30, 2011	220,326,266	$2,348,795

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund, Strategic Bond Fund, and Strategic Balanced Fund had dollar roll transactions at September 30, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2011, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2011:

Description	Value
PIMCO Total Return Fund
Agreement with Greenwich, dated 6/16/11, 0.400%, to be repurchased on demand until 06/13/14 at value plus accrued interest.	$2,586,000

Average balance outstanding	$1,304,893
Average interest rate	(0.32)%
Maximum balance outstanding	$9,114,000
Weighted average maturity	52 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$1,844,984,652	$38,260,852	$(32,281,224)	$5,979,628
Strategic Bond Fund	227,538,560	7,677,760	(9,658,672)	(1,980,912)
Strategic Balanced Fund	60,466,593	2,813,758	(6,098,374)	(3,284,616)
BlackRock Global Allocation Fund	533,614,385	28,526,076	(52,087,896)	(23,561,820)
Diversified Value Fund	262,402,391	16,207,805	(27,547,214)	(11,339,409)
Fundamental Value Fund	995,907,125	86,484,397	(107,830,009)	(21,345,612)
Value Equity Fund	27,085,767	861,987	(3,792,307)	(2,930,320)
Large Cap Value Fund	452,505,751	105,030,688	(49,048,381)	55,982,307
Indexed Equity Fund	1,821,506,230	381,959,490	(366,196,848)	15,762,642
Core Opportunities Fund	51,757,152	1,637,003	(6,240,776)	(4,603,773)
Blue Chip Growth Fund	507,443,801	87,638,070	(40,495,790)	47,142,280
Large Cap Growth Fund	56,147,978	5,946,301	(5,938,560)	7,741
Growth Opportunities Fund	256,466,858	75,046,181	(17,253,661)	57,792,520
NASDAQ-100 Fund	40,171,747	6,301,949	(3,008,857)	3,293,092
Focused Value Fund	503,723,316	58,342,828	(50,972,304)	7,370,524
Mid-Cap Value Fund	142,960,680	5,490,285	(21,288,958)	(15,798,673)
Small Cap Value Equity Fund	90,556,071	5,140,419	(13,044,065)	(7,903,646)
Small Company Value Fund	450,092,862	52,069,121	(84,827,087)	(32,757,966)
Mid Cap Growth Equity II Fund	1,255,287,927	212,938,901	(109,284,057)	103,654,844
Small Cap Growth Equity Fund	733,854,956	50,940,090	(118,642,461)	(67,702,371)
Small Company Growth Fund	51,793,461	7,025,427	(6,554,213)	471,214
Diversified International Fund	143,649,532	1,947,658	(30,224,514)	(28,276,856)
Overseas Fund	532,202,614	24,467,076	(87,343,307)	(62,876,231)
RetireSMART Conservative Fund	261,564,584	2,796,789	(12,488,376)	(9,691,587)
RetireSMART Moderate Fund	543,583,938	3,631,883	(49,548,539)	(45,916,656)
RetireSMART Moderate Growth Fund	402,218,355	926,586	(50,498,909)	(49,572,323)
RetireSMART Growth Fund	66,359,248	25,086	(9,409,729)	(9,384,643)
RetireSMART In Retirement Fund	95,621,339	3,184,030	(2,875,985)	308,045
RetireSMART 2010 Fund	100,731,512	2,409,481	(4,401,302)	(1,991,821)
RetireSMART 2015 Fund	1,698,788	14,761	(129,747)	(114,986)
RetireSMART 2020 Fund	344,509,117	11,272,736	(23,482,324)	(12,209,588)
RetireSMART 2025 Fund	1,652,566	6,399	(157,024)	(150,625)
RetireSMART 2030 Fund	282,943,511	10,128,841	(22,888,577)	(12,759,736)
RetireSMART 2035 Fund	1,832,771	4,716	(190,646)	(185,930)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RetireSMART 2040 Fund	$175,572,832	$6,341,056	$(14,382,115)	$(8,041,059)
RetireSMART 2045 Fund	1,310,485	5,031	(139,985)	(134,954)
RetireSMART 2050 Fund	32,588,588	58,553	(3,599,865)	(3,541,312)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2011, was as follows:

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART Conservative Fund
MassMutual Premier Core Bond Fund, Class Z	-	6,530,115	422,634	6,107,481	$71,030,003	$-	$-	$73,859
MassMutual Premier Disciplined Growth Fund, Class S	-	838,376	25,866	812,510	7,044,465	-	-	1,943
MassMutual Premier Disciplined Value Fund, Class S	-	844,161	25,198	818,963	7,305,152	-	-	(8,542)
MassMutual Premier Diversified Bond Fund, Class Z	-	2,516,815	1,921,890	594,925	6,532,273	-	-	258,970
MassMutual Premier Focused International Fund, Class Z	-	104,496	15,438	89,058	911,951	-	-	5,574
MassMutual Premier High Yield Fund, Class Z	-	881,084	19,753	861,331	7,493,579	-	-	(651)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	2,073,179	133,012	1,940,167	22,719,360	-	-	63,022
MassMutual Premier International Bond Fund, Class S	-	810,782	51,848	758,934	8,006,752	-	-	10,092
MassMutual Premier International Equity Fund, Class S	-	188,878	16,052	172,826	2,194,890	-	-	2,505
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	-	90,672	-	90,672	821,490	-	-	-
MassMutual Premier Money Market Fund, Class S	-	5,483,336	200,950	5,282,386	5,282,386	38	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	-	4,430,972	348,420	4,082,552	44,254,861	-	-	17,492
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	461,675	14,134	447,541	5,594,259	-	-	(9,115)
MassMutual Premier Value Fund, Class S	-	19,606	113	19,493	244,835	-	-	(219)
MassMutual Select BlackRock Global Allocation Fund, Class S	-	125,265	722	124,543	1,231,734	1,124	479	42
MassMutual Select Blue Chip Growth Fund, Class S	-	150,718	7,857	142,861	1,402,896	-	-	5,037
MassMutual Select Core Opportunities Fund, Class S	-	291,281	18,884	272,397	2,132,866	24,386	-	982
MassMutual Select Diversified International Fund, Class S	-	418,683	34,705	383,978	2,146,436	4,780	-	30
MassMutual Select Diversified Value Fund, Class S	-	192,437	5,995	186,442	1,485,943	6,223	-	(1,847)
MassMutual Select Focused Value Fund, Class Z	-	238,355	6,938	231,417	3,492,075	28,348	-	(414)
MassMutual Select Fundamental Value Fund, Class Z	-	279,507	13,020	266,487	2,374,400	35,780	-	(1,397)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART Conservative Fund (continued)
MassMutual Select Growth Opportunities Fund, Class S	-	188,599	11,625	176,974	$1,191,033	$-	$-	$5,669
MassMutual Select Large Cap Growth Fund, Class S	-	226,875	9,783	217,092	1,756,277	-	16,911	4,163
MassMutual Select Large Cap Value Fund, Class S	-	56,700	6,902	49,798	453,663	-	-	1,892
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	210,561	5,158	205,403	2,881,809	-	-	(1,580)
MassMutual Select Mid-Cap Value Fund, Class S	-	342,859	11,368	331,491	2,877,346	-	-	(3,395)
MassMutual Select Overseas Fund, Class Z	-	1,092,956	91,355	1,001,601	5,979,559	126,471	-	(1,293)
MassMutual Select PIMCO Total Return Fund, Class Z	-	774,171	163,119	611,052	6,202,176	16,472	-	(10,362)
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	130,500	3,435	127,065	1,799,243	-	41,693	(2,419)
MassMutual Select Small Cap Value Equity Fund, Class S	-	229,581	6,484	223,097	1,677,690	-	-	(3,113)
MassMutual Select Small Company Growth Fund, Class S	-	116,659	3,351	113,308	992,581	-	-	(794)
MassMutual Select Small Company Value Fund, Class Z	-	121,417	2,543	118,874	1,368,235	-	-	(1,045)
MassMutual Select Strategic Bond Fund, Class S	-	998,305	66,842	931,463	9,407,779	8,078	-	3,707
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	-	1,451,801	50,405	1,401,396	4,610,594	-	-	(1,999)
Oppenheimer Developing Markets Fund, Class Y*	-	70,912	-	70,912	2,020,271	-	-	-
Oppenheimer Real Estate Fund, Class Y*	-	303,666	22,933	280,733	4,952,135	31,937	-	14,762

					$251,872,997	$283,637	$59,083	$421,556

RetireSMART Moderate Fund
MassMutual Premier Core Bond Fund, Class Z	-	8,969,361	815,047	8,154,314	$94,834,676	$-	$-	$142,081
MassMutual Premier Disciplined Growth Fund, Class S	-	3,322,631	137,489	3,185,142	27,615,178	-	-	(8,051)
MassMutual Premier Disciplined Value Fund, Class S	-	2,990,096	133,680	2,856,416	25,479,231	-	-	(61,125)
MassMutual Premier Diversified Bond Fund, Class Z	-	3,453,071	2,534,090	918,981	10,090,412	-	-	330,878
MassMutual Premier Focused International Fund, Class Z	-	442,249	39,663	402,586	4,122,480	-	-	2,828
MassMutual Premier High Yield Fund, Class Z	-	1,514,169	67,564	1,446,605	12,585,463	-	-	(4,097)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	2,446,290	247,820	2,198,470	25,744,078	-	-	126,738
MassMutual Premier International Bond Fund, Class S	-	941,398	99,296	842,102	8,884,180	-	-	20,707
MassMutual Premier International Equity Fund, Class S	-	901,945	59,008	842,937	10,705,305	-	-	(22,359)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	-	1,180,230	22,169	1,158,061	10,492,028	-	-	(37,023)
MassMutual Premier Money Market Fund, Class S	-	1,100,516	80,078	1,020,438	1,020,438	8	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	-	3,681,359	409,514	3,271,845	35,466,804	-	-	12,793

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART Moderate Fund (continued)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	1,426,409	63,848	1,362,561	$17,032,009	$-	$-	$(38,675)
MassMutual Premier Value Fund, Class S	-	75,817	618	75,199	944,497	-	-	(1,241)
MassMutual Select BlackRock Global Allocation Fund, Class S	-	495,644	3,080	492,564	4,871,455	4,447	1,895	547
MassMutual Select Blue Chip Growth Fund, Class S	-	914,896	35,120	879,776	8,639,397	-	-	10,212
MassMutual Select Core Opportunities Fund, Class S	-	668,358	51,540	616,818	4,829,685	55,849	-	(12,503)
MassMutual Select Diversified International Fund, Class S	-	1,518,676	126,094	1,392,582	7,784,532	17,492	-	(35,086)
MassMutual Select Diversified Value Fund, Class S	-	1,001,195	44,266	956,929	7,626,722	32,142	-	(17,589)
MassMutual Select Focused Value Fund, Class Z	-	539,322	26,373	512,949	7,740,400	63,115	-	(7,705)
MassMutual Select Fundamental Value Fund, Class Z	-	1,579,551	63,671	1,515,880	13,506,494	204,702	-	(30,859)
MassMutual Select Growth Opportunities Fund, Class S	-	1,332,748	51,818	1,280,930	8,620,662	-	-	14,091
MassMutual Select Large Cap Growth Fund, Class S	-	746,311	50,740	695,571	5,627,172	-	54,513	4,264
MassMutual Select Large Cap Value Fund, Class S	-	350,841	21,811	329,030	2,997,460	-	-	(1,737)
MassMutual Select Mid Cap Growth Equity Fund, Class S	-	749,276	749,276	-	-	-	-	454,818
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	1,183,402	40,182	1,143,220	16,039,372	-	-	(20,865)
MassMutual Select Mid-Cap Value Fund, Class S	-	1,878,671	89,756	1,788,915	15,527,779	-	-	(37,820)
MassMutual Select Overseas Fund, Class Z	-	5,796,315	300,414	5,495,901	32,810,530	676,596	-	(100,995)
MassMutual Select PIMCO Total Return Fund, Class Z	-	1,398,923	341,949	1,056,974	10,728,284	29,653	-	(20,200)
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	394,673	60,920	333,753	4,725,940	-	111,795	(129,944)
MassMutual Select Small Cap Value Equity Fund, Class S	-	979,157	81,947	897,210	6,747,022	-	-	(83,728)
MassMutual Select Small Company Growth Fund, Class S	-	477,618	54,595	423,023	3,705,679	-	-	(44,063)
MassMutual Select Small Company Value Fund, Class Z	-	273,303	63,646	209,657	2,413,151	-	-	(98,183)
MassMutual Select Strategic Bond Fund, Class S	-	1,284,866	137,236	1,147,630	11,591,066	10,166	-	8,382
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	-	4,919,371	233,027	4,686,344	15,418,071	-	-	(14,725)
Oppenheimer Developing Markets Fund, Class Y*	-	143,439	-	143,439	4,086,565	-	-	-
Oppenheimer Real Estate Fund, Class Y*	-	1,005,627	63,843	941,784	16,613,065	107,381	-	(6,316)

					$497,667,282	$1,201,551	$168,203	$293,450

RetireSMART Moderate Growth Fund
MassMutual Premier Core Bond Fund, Class Z	-	2,686,047	399,906	2,286,141	$26,587,824	$-	$-	$64,185
MassMutual Premier Disciplined Growth Fund, Class S	-	3,667,062	128,223	3,538,839	30,681,731	-	-	(6,909)
MassMutual Premier Disciplined Value Fund, Class S	-	2,977,051	124,694	2,852,357	25,443,025	-	-	(56,653)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART Moderate Growth Fund (continued)
MassMutual Premier Diversified Bond Fund, Class Z	-	321,695	277,010	44,685	$490,643	$-	$-	$27,074
MassMutual Premier Focused International Fund, Class Z	-	420,936	40,281	380,655	3,897,906	-	-	(2,299)
MassMutual Premier High Yield Fund, Class Z	-	842,635	73,778	768,857	6,689,058	-	-	(4,084)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	476,811	41,861	434,950	5,093,265	-	-	20,503
MassMutual Premier International Bond Fund, Class S	-	503,680	70,628	433,052	4,568,699	-	-	14,136
MassMutual Premier International Equity Fund, Class S	-	952,869	66,204	886,665	11,260,640	-	-	(36,877)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	-	1,139,228	15,814	1,123,414	10,178,135	-	-	(26,408)
MassMutual Premier Short-Duration Bond Fund, Class Z	-	798,086	178,069	620,017	6,720,979	-	-	743
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	1,324,603	72,570	1,252,033	15,650,414	-	-	(41,948)
MassMutual Premier Value Fund, Class S	-	116,201	1,082	115,119	1,445,900	-	-	(1,930)
MassMutual Select BlackRock Global Allocation Fund, Class S	-	357,833	2,560	355,273	3,513,654	3,207	1,367	489
MassMutual Select Blue Chip Growth Fund, Class S	-	1,202,408	113,296	1,089,112	10,695,077	-	-	(2,090)
MassMutual Select Core Opportunities Fund, Class S	-	482,399	34,585	447,814	3,506,387	40,185	-	(8,583)
MassMutual Select Diversified International Fund, Class S	-	2,401,740	141,073	2,260,667	12,637,131	28,281	-	(53,809)
MassMutual Select Diversified Value Fund, Class S	-	1,477,655	75,994	1,401,661	11,171,237	47,023	-	(32,817)
MassMutual Select Focused Value Fund, Class Z	-	371,478	21,964	349,514	5,274,166	43,125	-	(5,579)
MassMutual Select Fundamental Value Fund, Class Z	-	2,026,578	108,273	1,918,305	17,092,097	258,864	-	(59,359)
MassMutual Select Growth Opportunities Fund, Class S	-	1,807,403	114,249	1,693,154	11,394,926	-	-	24,260
MassMutual Select Large Cap Growth Fund, Class S	-	982,165	84,836	897,329	7,259,390	-	70,551	(118)
MassMutual Select Large Cap Value Fund, Class S	-	475,725	66,401	409,324	3,728,945	-	-	(48,332)
MassMutual Select Mid Cap Growth Equity Fund, Class S	-	369,108	369,108	-	-	-	-	188,457
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	1,067,656	41,201	1,026,455	14,401,166	-	-	(23,157)
MassMutual Select Mid-Cap Value Fund, Class S	-	1,646,744	92,308	1,554,436	13,492,505	-	-	(41,382)
MassMutual Select Overseas Fund, Class Z	-	5,914,641	336,028	5,578,613	33,304,320	677,058	-	(152,409)
MassMutual Select PIMCO Total Return Fund, Class Z	-	621,956	269,354	352,602	3,578,914	12,819	-	(24,494)
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	450,987	67,970	383,017	5,423,525	-	146,721	(128,036)
MassMutual Select Small Cap Value Equity Fund, Class S	-	977,021	104,453	872,568	6,561,712	-	-	(97,432)
MassMutual Select Small Company Growth Fund, Class S	-	592,371	71,407	520,964	4,563,643	-	-	(49,063)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART Moderate Growth Fund (continued)
MassMutual Select Small Company Value Fund, Class Z	-	450,121	69,985	380,136	$4,375,362	$-	$-	$(89,375)
MassMutual Select Strategic Bond Fund, Class S	-	411,110	54,605	356,505	3,600,698	3,150	-	117
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	-	4,341,339	258,865	4,082,474	13,431,339	-	-	(16,043)
Oppenheimer Developing Markets Fund, Class Y*	-	63,318	-	63,318	1,803,925	-	-	-
Oppenheimer Real Estate Fund, Class Y*	-	798,994	54,794	744,200	13,127,694	84,911	-	(18,172)

					$352,646,032	$1,198,623	$218,639	$(687,394)

RetireSMART Growth Fund
MassMutual Premier Core Bond Fund, Class Z	-	82,552	42,527	40,025	$465,494	$-	$-	$(437)
MassMutual Premier Disciplined Growth Fund, Class S	-	666,605	27,816	638,789	5,538,300	-	-	1,038
MassMutual Premier Disciplined Value Fund, Class S	-	484,134	27,034	457,100	4,077,332	-	-	(9,587)
MassMutual Premier Diversified Bond Fund, Class Z	-	2,319	576	1,743	19,133	-	-	40
MassMutual Premier Focused International Fund, Class Z	-	84,517	7,087	77,430	792,887	-	-	(296)
MassMutual Premier High Yield Fund, Class Z	-	64,997	1,437	63,560	552,975	-	-	(29)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	19,149	2,985	16,164	189,278	-	-	1,855
MassMutual Premier International Bond Fund, Class S	-	19,126	4,493	14,633	154,379	-	-	526
MassMutual Premier International Equity Fund, Class S	-	165,405	13,319	152,086	1,931,487	-	-	(5,830)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	-	125,940	2,581	123,359	1,117,630	-	-	(4,311)
MassMutual Premier Short-Duration Bond Fund, Class Z	-	25,265	10,014	15,251	165,316	-	-	(131)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	265,959	15,852	250,107	3,126,338	-	-	(4,293)
MassMutual Premier Value Fund, Class S	-	29,894	167	29,727	373,377	-	-	(289)
MassMutual Select BlackRock Global Allocation Fund, Class S	-	8,544	-	8,544	84,499	77	33	-
MassMutual Select Blue Chip Growth Fund, Class S	-	264,967	25,229	239,738	2,354,232	-	-	2,045
MassMutual Select Core Opportunities Fund, Class S	-	84,662	6,296	78,366	613,608	7,056	-	(1,316)
MassMutual Select Diversified International Fund, Class S	-	505,593	28,045	477,548	2,669,495	5,967	-	(7,811)
MassMutual Select Diversified Value Fund, Class S	-	326,919	21,462	305,457	2,434,491	10,357	-	(7,658)
MassMutual Select Focused Value Fund, Class Z	-	65,113	4,296	60,817	917,733	7,474	-	217
MassMutual Select Fundamental Value Fund, Class Z	-	442,097	27,635	414,462	3,692,859	56,304	-	(12,938)
MassMutual Select Growth Opportunities Fund, Class S	-	363,272	23,987	339,285	2,283,389	-	-	6,566
MassMutual Select Large Cap Growth Fund, Class S	-	224,224	20,143	204,081	1,651,019	-	15,893	2,594

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART Growth Fund (continued)
MassMutual Select Large Cap Value Fund, Class S	-	108,547	12,358	96,189	$876,278	$-	$-	$(7,683)
MassMutual Select Mid Cap Growth Equity Fund, Class S	-	121,790	121,790	-	-	-	-	79,269
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	213,239	8,996	204,243	2,865,526	-	-	(2,352)
MassMutual Select Mid-Cap Value Fund, Class S	-	324,861	20,004	304,857	2,646,159	-	-	(4,458)
MassMutual Select Overseas Fund, Class Z	-	1,046,612	65,396	981,216	5,857,859	119,387	-	(23,173)
MassMutual Select PIMCO Total Return Fund, Class Z	-	23,470	13,958	9,512	96,549	559	-	(2,540)
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	89,407	11,280	78,127	1,106,272	-	28,895	(15,704)
MassMutual Select Small Cap Value Equity Fund, Class S	-	172,746	17,388	155,358	1,168,292	-	-	(10,591)
MassMutual Select Small Company Growth Fund, Class S	-	121,159	11,159	110,000	963,596	-	-	(4,464)
MassMutual Select Small Company Value Fund, Class Z	-	93,437	11,050	82,387	948,275	-	-	(11,100)
MassMutual Select Strategic Bond Fund, Class S	-	32,952	1,478	31,474	317,883	278	-	223
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	-	814,269	85,665	728,604	2,397,107	-	-	(5,118)
Oppenheimer Developing Markets Fund, Class Y*	-	6,633	-	6,633	188,983	-	-	-
Oppenheimer Real Estate Fund, Class Y*	-	141,880	9,421	132,459	2,336,575	15,120	-	(3,087)

					$56,974,605	$222,579	$44,821	$(50,823)

RetireSMART In Retirement Fund
MassMutual Premier Capital Appreciation Fund, Class S	9,624	2,373	11,997	-	$-	$-	$-	$19,430
MassMutual Premier Core Bond Fund, Class S	951,335	745,079	1,696,414	-	-	-	-	753,803
MassMutual Premier Core Bond Fund, Class Z	-	1,825,033	278,124	1,546,909	17,990,551	-	-	22,867
MassMutual Premier Disciplined Growth Fund, Class S	469,860	58,487	126,275	402,072	3,485,962	-	-	302,303
MassMutual Premier Disciplined Value Fund, Class S	421,587	73,724	103,529	391,782	3,494,696	-	-	194,790
MassMutual Premier Diversified Bond Fund, Class S	822,677	-	822,677	-	-	-	-	725,485
MassMutual Premier Focused International Fund, Class S	45,119	4,585	49,704	-	-	-	-	107,221
MassMutual Premier Focused International Fund, Class Z	-	48,960	10,783	38,177	390,933	-	-	(3,311)
MassMutual Premier High Yield Fund, Class S	240,532	29,493	270,025	-	-	-	-	199,904
MassMutual Premier High Yield Fund, Class Z	-	334,557	37,408	297,149	2,585,200	-	-	(4,333)
MassMutual Premier Inflation-Protected and Income Fund, Class S	1,094,837	254,704	1,349,541	-	-	-	-	1,151,960
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	1,297,169	165,783	1,131,386	13,248,530	-	-	55,429
MassMutual Premier International Bond Fund, Class S	424,294	116,929	117,639	423,584	4,468,815	-	-	81,154

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART In Retirement Fund (continued)
MassMutual Premier International Equity Fund, Class S	94,264	19,192	29,825	83,631	$1,062,111	$-	$-	$188,396
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	5,933	-	832	5,101	46,214	-	-	1,347
MassMutual Premier Money Market Fund, Class S	1,276,417	1,259,005	295,117	2,240,305	2,240,305	43	-	-
MassMutual Premier Short-Duration Bond Fund, Class S	2,143,830	79,828	2,223,658	-	-	-	-	1,254,500
MassMutual Premier Short-Duration Bond Fund, Class Z	-	1,841,706	240,351	1,601,355	17,358,693	-	-	5,237
MassMutual Premier Strategic Emerging Markets Fund, Class S	224,714	4,549	229,263	-	-	-	-	780,617
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	207,783	19,357	188,426	2,355,322	-	-	(22,235)
MassMutual Premier Value Fund, Class S	9,792	4,239	4,164	9,867	123,933	-	-	8,220
MassMutual Select Blue Chip Growth Fund, Class S	46,555	26,986	16,888	56,653	556,329	-	-	85,852
MassMutual Select Core Opportunities Fund, Class S	165,491	7,664	71,343	101,812	797,184	9,239	-	48,579
MassMutual Select Diversified International Fund, Class S	177,434	39,143	44,276	172,301	963,160	2,107	-	120,468
MassMutual Select Diversified Value Fund, Class S	66,266	27,389	17,529	76,126	606,721	2,494	-	53,066
MassMutual Select Focused Value Fund, Class S	105,021	7,602	112,623	-	-	-	-	805,067
MassMutual Select Focused Value Fund, Class Z	-	117,114	20,589	96,525	1,456,559	11,362	-	(2,957)
MassMutual Select Fundamental Value Fund, Class S	99,043	14,602	113,645	-	-	-	-	289,139
MassMutual Select Fundamental Value Fund, Class Z	-	120,822	11,244	109,578	976,341	14,449	-	(4,683)
MassMutual Select Growth Opportunities Fund, Class S	66,289	26,564	23,376	69,477	467,578	-	-	89,141
MassMutual Select Large Cap Growth Fund, Class S	96,777	27,493	32,497	91,773	742,443	-	6,988	88,266
MassMutual Select Large Cap Value Fund, Class S	21,782	6,626	11,603	16,805	153,092	-	-	34,123
MassMutual Select Mid Cap Growth Equity Fund, Class S	39,987	1,035	41,022	-	-	-	-	202,557
MassMutual Select Mid Cap Growth Equity II Fund, Class S	54,009	30,007	84,016	-	-	-	-	342,852
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	98,711	6,426	92,285	1,294,761	-	-	(3,037)
MassMutual Select Mid-Cap Value Fund, Class S	114,093	67,394	26,070	155,417	1,349,024	-	-	11,042
MassMutual Select Overseas Fund, Class S	492,400	17,661	510,061	-	-	-	-	1,075,199
MassMutual Select Overseas Fund, Class Z	-	569,062	49,617	519,445	3,101,085	58,576	-	(18,597)
MassMutual Select PIMCO Total Return Fund, Class S	366,069	86,340	452,409	-	-	-	-	64,316
MassMutual Select PIMCO Total Return Fund, Class Z	-	426,934	104,731	322,203	3,270,365	9,478	-	(10,173)
MassMutual Select Small Cap Growth Equity Fund, Class S	21,207	17,422	38,629	-	-	-	-	98,014
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	56,626	4,268	52,358	741,383	-	16,219	(3,018)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART In Retirement Fund (continued)
MassMutual Select Small Cap Value Equity Fund, Class S	56,271	49,239	11,599	93,911	$706,211	$-	$-	$48,619
MassMutual Select Small Company Growth Fund, Class S	63,584	18,223	26,829	54,978	481,603	-	-	139,964
MassMutual Select Small Company Value Fund, Class S	49,476	890	50,366	-	-	-	-	183,326
MassMutual Select Small Company Value Fund, Class Z	-	56,216	3,648	52,568	605,054	-	-	(1,304)
MassMutual Select Strategic Bond Fund, Class S	366,661	88,131	94,324	360,468	3,640,724	3,124	-	131,633
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	801,241	121,385	312,355	610,271	2,007,792	-	-	280,820
Oppenheimer Developing Markets Fund, Class Y*	-	27,412	-	27,412	780,973	-	-	-
Oppenheimer Real Estate Fund, Class Y*	176,585	14,484	56,163	134,906	2,379,737	22,235	-	553,843

					$95,929,384	$133,107	$23,207	$10,524,901

RetireSMART 2010 Fund
MassMutual Premier Capital Appreciation Fund, Class S	4,985	5,959	10,944	-	$-	$-	$-	$2,730
MassMutual Premier Core Bond Fund, Class S	1,017,012	615,538	1,632,550	-	-	-	-	499,391
MassMutual Premier Core Bond Fund, Class Z	-	1,801,187	310,875	1,490,312	17,332,324	-	-	23,442
MassMutual Premier Disciplined Growth Fund, Class S	683,227	126,871	216,104	593,994	5,149,927	-	-	643,859
MassMutual Premier Disciplined Value Fund, Class S	619,361	130,386	187,036	562,711	5,019,380	-	-	163,543
MassMutual Premier Diversified Bond Fund, Class S	670,462	-	670,462	-	-	-	-	435,563
MassMutual Premier Focused International Fund, Class S	70,629	18,041	88,670	-	-	-	-	186,732
MassMutual Premier Focused International Fund, Class Z	-	89,759	23,198	66,561	681,588	-	-	(5,504)
MassMutual Premier High Yield Fund, Class S	188,178	47,770	235,948	-	-	-	-	97,685
MassMutual Premier High Yield Fund, Class Z	-	400,119	43,250	356,869	3,104,765	-	-	(5,180)
MassMutual Premier Inflation-Protected and Income Fund, Class S	762,638	296,573	1,059,211	-	-	-	-	806,784
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	1,068,182	201,576	866,606	10,147,954	-	-	70,556
MassMutual Premier International Bond Fund, Class S	269,027	147,368	104,769	311,626	3,287,656	-	-	159,599
MassMutual Premier International Equity Fund, Class S	159,231	33,926	53,878	139,279	1,768,847	-	-	322,310
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	26,807	1,776	6,518	22,065	199,912	-	-	7,683
MassMutual Premier Money Market Fund, Class S	482,641	1,354,400	504,530	1,332,511	1,332,511	26	-	-
MassMutual Premier Short-Duration Bond Fund, Class S	1,403,410	99,496	1,502,906	-	-	-	-	484,625
MassMutual Premier Short-Duration Bond Fund, Class Z	-	1,307,302	243,359	1,063,943	11,533,142	-	-	5,448
MassMutual Premier Strategic Emerging Markets Fund, Class S	313,548	15,642	329,190	-	-	-	-	563,546

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2010 Fund (continued)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	269,343	27,860	241,483	$3,018,540	$-	$-	$(23,280)
MassMutual Premier Value Fund, Class S	27,936	3,438	10,712	20,662	259,515	-	-	50,182
MassMutual Select Blue Chip Growth Fund, Class S	92,393	30,115	40,100	82,408	809,244	-	-	148,855
MassMutual Select Core Opportunities Fund, Class S	164,666	21,113	74,463	111,316	871,605	10,124	-	46,406
MassMutual Select Diversified International Fund, Class S	341,011	61,610	90,968	311,653	1,742,139	3,932	-	194,046
MassMutual Select Diversified Value Fund, Class S	123,210	31,510	29,432	125,288	998,544	4,235	-	90,692
MassMutual Select Focused Value Fund, Class S	105,573	11,543	117,116	-	-	-	-	726,725
MassMutual Select Focused Value Fund, Class Z	-	125,286	25,447	99,839	1,506,572	12,393	-	(3,848)
MassMutual Select Fundamental Value Fund, Class S	149,849	29,525	179,374	-	-	-	-	361,302
MassMutual Select Fundamental Value Fund, Class Z	-	188,850	23,447	165,403	1,473,743	22,500	-	(8,321)
MassMutual Select Growth Opportunities Fund, Class S	110,603	42,475	41,596	111,482	750,274	-	-	146,459
MassMutual Select Large Cap Growth Fund, Class S	163,759	38,658	52,854	149,563	1,209,967	-	11,768	141,187
MassMutual Select Large Cap Value Fund, Class S	36,724	13,550	30,052	20,222	184,220	-	-	51,290
MassMutual Select Mid Cap Growth Equity Fund, Class S	83,199	6,968	90,167	-	-	-	-	342,175
MassMutual Select Mid Cap Growth Equity II Fund, Class S	108,682	49,001	157,683	-	-	-	-	499,083
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	198,144	17,738	180,406	2,531,101	-	-	(8,142)
MassMutual Select Mid-Cap Value Fund, Class S	245,247	123,890	82,680	286,457	2,486,450	-	-	122,750
MassMutual Select Overseas Fund, Class S	761,194	67,322	828,516	-	-	-	-	1,762,662
MassMutual Select Overseas Fund, Class Z	-	988,139	117,274	870,865	5,199,063	100,625	-	(35,264)
MassMutual Select PIMCO Total Return Fund, Class S	385,771	74,273	460,044	-	-	-	-	61,559
MassMutual Select PIMCO Total Return Fund, Class Z	-	454,239	111,172	343,067	3,482,134	10,075	-	(9,825)
MassMutual Select Small Cap Growth Equity Fund, Class S	31,896	36,254	68,150	-	-	-	-	84,066
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	91,271	17,825	73,446	1,040,002	-	26,549	(26,726)
MassMutual Select Small Cap Value Equity Fund, Class S	89,563	95,298	33,206	151,655	1,140,447	-	-	121,781
MassMutual Select Small Company Growth Fund, Class S	67,079	47,646	32,299	82,426	722,054	-	-	148,893
MassMutual Select Small Company Value Fund, Class S	76,389	9,312	85,701	-	-	-	-	266,596
MassMutual Select Small Company Value Fund, Class Z	-	87,968	17,717	70,251	808,593	-	-	(18,952)
MassMutual Select Strategic Bond Fund, Class S	268,156	119,920	87,300	300,776	3,037,837	2,679	-	124,546
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	913,550	163,152	356,763	719,939	2,368,600	-	-	186,240
Oppenheimer Developing Markets Fund, Class Y*	-	28,532	-	28,532	812,871	-	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2010 Fund (continued)
Oppenheimer Real Estate Fund, Class Y*	199,283	21,976	66,601	154,658	$2,728,170	$26,020	$-	$554,660

					$98,739,691	$192,609	$38,317	$10,560,609

RetireSMART 2015 Fund
MassMutual Premier Capital Appreciation Fund, Class S	545	-	545	-	$-	$-	$-	$418
MassMutual Premier Core Bond Fund, Class S	8,512	7,512	16,024	-	-	-	-	1,998
MassMutual Premier Core Bond Fund, Class Z	-	18,922	2,997	15,925	185,203	-	-	225
MassMutual Premier Disciplined Growth Fund, Class S	7,770	4,638	1,603	10,805	93,679	-	-	1,907
MassMutual Premier Disciplined Value Fund, Class S	7,161	4,269	1,443	9,987	89,081	-	-	1,149
MassMutual Premier Diversified Bond Fund, Class S	4,289	-	4,289	-	-	-	-	1,215
MassMutual Premier Focused International Fund, Class S	1,751	411	2,162	-	-	-	-	1,860
MassMutual Premier Focused International Fund, Class Z	-	2,017	452	1,565	16,025	-	-	(28)
MassMutual Premier High Yield Fund, Class S	2,956	2,128	5,084	-	-	-	-	1,548
MassMutual Premier High Yield Fund, Class Z	-	7,697	689	7,008	60,971	-	-	(19)
MassMutual Premier Inflation-Protected and Income Fund, Class S	7,065	6,263	13,328	-	-	-	-	8,255
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	13,899	2,004	11,895	139,287	-	-	684
MassMutual Premier International Bond Fund, Class S	3,261	3,210	974	5,497	57,994	-	-	587
MassMutual Premier International Equity Fund, Class S	2,517	1,187	838	2,866	36,404	-	-	1,445
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,223	1	249	975	8,829	-	-	250
MassMutual Premier Money Market Fund, Class S	-	1,811	215	1,596	1,596	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class S	9,594	3,150	12,744	-	-	-	-	1,171
MassMutual Premier Short-Duration Bond Fund, Class Z	-	11,750	2,359	9,391	101,799	-	-	25
MassMutual Premier Strategic Emerging Markets Fund, Class S	3,960	1,239	5,199	-	-	-	-	848
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	4,921	364	4,557	56,960	-	-	(37)
MassMutual Premier Value Fund, Class S	426	53	38	441	5,533	-	-	80
MassMutual Select Blue Chip Growth Fund, Class S	2,431	1,106	1,021	2,516	24,710	-	-	1,394
MassMutual Select Core Opportunities Fund, Class S	2,023	956	984	1,995	15,619	170	-	1,450
MassMutual Select Diversified International Fund, Class S	7,153	2,619	2,477	7,295	40,778	85	-	352
MassMutual Select Diversified Value Fund, Class S	2,884	1,467	798	3,553	28,319	111	-	652
MassMutual Select Focused Value Fund, Class S	1,307	474	1,781	-	-	-	-	1,950
MassMutual Select Focused Value Fund, Class Z	-	2,015	342	1,673	25,243	187	-	68

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2015 Fund (continued)
MassMutual Select Fundamental Value Fund, Class S	4,173	1,603	5,776	-	$-	$-	$-	$3,155
MassMutual Select Fundamental Value Fund, Class Z	-	5,445	408	5,037	44,882	636	-	(4)
MassMutual Select Growth Opportunities Fund, Class S	3,134	1,599	1,402	3,331	22,421	-	-	1,904
MassMutual Select Large Cap Growth Fund, Class S	3,585	1,406	1,140	3,851	31,158	-	294	1,249
MassMutual Select Large Cap Value Fund, Class S	1,176	554	938	792	7,215	-	-	756
MassMutual Select Mid Cap Growth Equity Fund, Class S	1,365	528	1,893	-	-	-	-	2,940
MassMutual Select Mid Cap Growth Equity II Fund, Class S	2,140	797	2,937	-	-	-	-	5,434
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	3,970	223	3,747	52,573	-	-	(9)
MassMutual Select Mid-Cap Value Fund, Class S	4,641	2,344	1,195	5,790	50,259	-	-	1,618
MassMutual Select Overseas Fund, Class S	12,696	4,063	16,759	-	-	-	-	8,198
MassMutual Select Overseas Fund, Class Z	-	18,667	1,837	16,830	100,473	1,987	-	(20)
MassMutual Select PIMCO Total Return Fund, Class S	4,460	1,394	5,854	-	-	-	-	959
MassMutual Select PIMCO Total Return Fund, Class Z	-	5,758	1,248	4,510	45,776	123	-	(108)
MassMutual Select Small Cap Growth Equity Fund, Class S	1,182	604	1,786	-	-	-	-	2,317
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	2,122	277	1,845	26,129	-	604	(302)
MassMutual Select Small Cap Value Equity Fund, Class S	1,714	1,981	483	3,212	24,153	-	-	478
MassMutual Select Small Company Growth Fund, Class S	1,731	1,030	584	2,177	19,070	-	-	1,297
MassMutual Select Small Company Value Fund, Class S	1,557	548	2,105	-	-	-	-	2,124
MassMutual Select Small Company Value Fund, Class Z	-	2,014	278	1,736	19,986	-	-	(237)
MassMutual Select Strategic Bond Fund, Class S	2,777	2,110	900	3,987	40,269	33	-	314
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	10,841	6,572	4,393	13,020	42,836	-	-	1,859
Oppenheimer Developing Markets Fund, Class Y*	-	382	-	382	10,886	-	-	-
Oppenheimer Real Estate Fund, Class Y*	2,644	1,217	591	3,270	57,686	505	-	2,498

					$1,583,802	$3,837	$898	$65,867

RetireSMART 2020 Fund
MassMutual Premier Capital Appreciation Fund, Class S	146,090	7,474	153,564	-	$-	$-	$-	$334,693
MassMutual Premier Core Bond Fund, Class S	1,795,781	547,806	2,343,587	-	-	-	-	644,965
MassMutual Premier Core Bond Fund, Class Z	-	2,708,064	512,057	2,196,007	25,539,563	-	-	40,807
MassMutual Premier Disciplined Growth Fund, Class S	2,904,435	581,012	620,366	2,865,081	24,840,254	-	-	(339,529)
MassMutual Premier Disciplined Value Fund, Class S	2,570,378	455,220	523,336	2,502,262	22,320,174	-	-	(1,467,229)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2020 Fund (continued)
MassMutual Premier Diversified Bond Fund, Class S	552,418	-	552,418	-	$-	$-	$-	$361,934
MassMutual Premier Focused International Fund, Class S	395,446	87,804	483,250	-	-	-	-	1,294,653
MassMutual Premier Focused International Fund, Class Z	-	467,849	100,964	366,885	3,756,901	-	-	(20,933)
MassMutual Premier High Yield Fund, Class S	908,339	314,004	1,222,343	-	-	-	-	669,827
MassMutual Premier High Yield Fund, Class Z	-	1,859,483	162,476	1,697,007	14,763,965	-	-	(17,973)
MassMutual Premier Inflation-Protected and Income Fund, Class S	1,228,104	433,575	1,661,679	-	-	-	-	1,325,405
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	1,686,004	295,029	1,390,975	16,288,321	-	-	103,117
MassMutual Premier International Bond Fund, Class S	890,199	476,346	217,457	1,149,088	12,122,878	-	-	146,533
MassMutual Premier International Equity Fund, Class S	898,159	110,390	251,273	757,276	9,617,410	-	-	(580,174)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,367,922	-	56,596	1,311,326	11,880,610	-	-	33,740
MassMutual Premier Money Market Fund, Class S	-	56,538	11,479	45,059	45,059	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class S	1,830,740	258,804	2,089,544	-	-	-	-	298,519
MassMutual Premier Short-Duration Bond Fund, Class Z	-	1,823,621	429,695	1,393,926	15,110,159	-	-	3,146
MassMutual Premier Strategic Emerging Markets Fund, Class S	1,197,644	55,962	1,253,606	-	-	-	-	2,988,562
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	1,177,731	92,488	1,085,243	13,565,537	-	-	(67,421)
MassMutual Premier Value Fund, Class S	105,923	24,131	35,276	94,778	1,190,409	-	-	134,729
MassMutual Select Blue Chip Growth Fund, Class S	764,310	137,591	228,058	673,843	6,617,134	-	-	58,614
MassMutual Select Core Opportunities Fund, Class S	551,348	58,394	197,154	412,588	3,230,563	37,467	-	138,161
MassMutual Select Diversified International Fund, Class S	1,883,284	235,239	405,121	1,713,402	9,577,917	21,578	-	(1,038,591)
MassMutual Select Diversified Value Fund, Class S	1,080,284	144,206	223,218	1,001,272	7,980,140	33,779	-	203,577
MassMutual Select Focused Value Fund, Class S	363,009	45,125	408,134	-	-	-	-	2,086,215
MassMutual Select Focused Value Fund, Class Z	-	434,065	76,616	357,449	5,393,900	44,278	-	(4,045)
MassMutual Select Fundamental Value Fund, Class S	1,412,813	126,717	1,539,530	-	-	-	-	1,676,146
MassMutual Select Fundamental Value Fund, Class Z	-	1,454,399	116,376	1,338,023	11,921,786	181,625	-	(36,869)
MassMutual Select Growth Opportunities Fund, Class S	1,146,169	137,124	363,212	920,081	6,192,144	-	-	134,016
MassMutual Select Large Cap Growth Fund, Class S	1,258,520	169,012	307,332	1,120,200	9,062,418	-	88,059	834,161
MassMutual Select Large Cap Value Fund, Class S	304,906	56,385	154,144	207,147	1,887,111	-	-	379,044
MassMutual Select Mid Cap Growth Equity Fund, Class S	458,494	27,557	486,051	-	-	-	-	1,870,939

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2020 Fund (continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class S	533,258	99,730	632,988	-	$-	$-	$-	$2,109,488
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	922,908	53,471	869,437	12,198,203	-	-	(18,025)
MassMutual Select Mid-Cap Value Fund, Class S	1,339,260	285,037	275,305	1,348,992	11,709,252	-	-	(42,231)
MassMutual Select Overseas Fund, Class S	4,589,579	243,635	4,833,214	-	-	-	-	8,486,054
MassMutual Select Overseas Fund, Class Z	-	4,848,048	431,083	4,416,965	26,369,279	563,648	-	(114,948)
MassMutual Select PIMCO Total Return Fund, Class S	1,034,235	83,433	1,117,668	-	-	-	-	135,940
MassMutual Select PIMCO Total Return Fund, Class Z	-	962,672	240,552	722,120	7,329,523	21,356	-	(25,417)
MassMutual Select Small Cap Growth Equity Fund, Class S	99,230	85,585	184,815	-	-	-	-	315,569
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	237,881	65,537	172,344	2,440,391	-	69,847	(87,630)
MassMutual Select Small Cap Value Equity Fund, Class S	395,802	183,941	182,043	397,700	2,990,701	-	-	337,556
MassMutual Select Small Company Growth Fund, Class S	274,420	198,654	119,494	353,580	3,097,365	-	-	533,815
MassMutual Select Small Company Value Fund, Class S	209,401	99,711	309,112	-	-	-	-	650,669
MassMutual Select Small Company Value Fund, Class Z	-	338,153	64,381	273,772	3,151,111	-	-	(61,582)
MassMutual Select Strategic Bond Fund, Class S	439,705	159,685	127,165	472,225	4,769,470	4,195	-	178,815
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,211,554	816,168	1,008,899	3,018,823	9,931,927	-	-	633,357
Oppenheimer Developing Markets Fund, Class Y*	-	60,638	-	60,638	1,727,585	-	-	-
Oppenheimer Real Estate Fund, Class Y*	806,131	89,956	120,556	775,531	13,680,369	122,386	-	1,154,477

					$332,299,529	$1,030,312	$157,906	$26,374,646

RetireSMART 2025 Fund
MassMutual Premier Capital Appreciation Fund, Class S	596	10	606	-	$-	$-	$-	$388
MassMutual Premier Core Bond Fund, Class S	4,009	1,098	5,107	-	-	-	-	(285)
MassMutual Premier Core Bond Fund, Class Z	-	6,569	1,112	5,457	63,460	-	-	93
MassMutual Premier Disciplined Growth Fund, Class S	10,019	5,126	2,667	12,478	108,182	-	-	3,630
MassMutual Premier Disciplined Value Fund, Class S	9,395	4,298	2,357	11,336	101,114	-	-	2,406
MassMutual Premier Diversified Bond Fund, Class S	80	-	80	-	-	-	-	20
MassMutual Premier Focused International Fund, Class S	1,810	489	2,299	-	-	-	-	1,794
MassMutual Premier Focused International Fund, Class Z	-	2,432	316	2,116	21,673	-	-	(51)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2025 Fund (continued)
MassMutual Premier High Yield Fund, Class S	3,099	3,004	6,103	-	$-	$-	$-	$1,558
MassMutual Premier High Yield Fund, Class Z	-	9,001	509	8,492	73,883	-	-	(43)
MassMutual Premier Inflation-Protected and Income Fund, Class S	2,000	1,876	3,876	-	-	-	-	2,034
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	4,253	723	3,530	41,340	-	-	291
MassMutual Premier International Bond Fund, Class S	2,888	3,109	666	5,331	56,247	-	-	397
MassMutual Premier International Equity Fund, Class S	2,753	1,984	836	3,901	49,549	-	-	1,443
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,174	2	102	1,074	9,734	-	-	40
MassMutual Premier Short-Duration Bond Fund, Class S	4,469	922	5,391	-	-	-	-	105
MassMutual Premier Short-Duration Bond Fund, Class Z	-	5,153	1,317	3,836	41,580	-	-	4
MassMutual Premier Strategic Emerging Markets Fund, Class S	4,330	1,064	5,394	-	-	-	-	119
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	5,440	68	5,372	67,145	-	-	(39)
MassMutual Premier Value Fund, Class S	456	79	34	501	6,286	-	-	48
MassMutual Select Blue Chip Growth Fund, Class S	3,141	1,523	789	3,875	38,053	-	-	990
MassMutual Select Core Opportunities Fund, Class S	1,864	569	704	1,729	13,541	154	-	1,057
MassMutual Select Diversified International Fund, Class S	7,485	3,272	1,630	9,127	51,022	112	-	159
MassMutual Select Diversified Value Fund, Class S	3,788	2,074	417	5,445	43,399	179	-	338
MassMutual Select Focused Value Fund, Class S	1,205	338	1,543	-	-	-	-	1,831
MassMutual Select Focused Value Fund, Class Z	-	1,916	195	1,721	25,975	207	-	4
MassMutual Select Fundamental Value Fund, Class S	5,356	1,525	6,881	-	-	-	-	3,685
MassMutual Select Fundamental Value Fund, Class Z	-	7,706	124	7,582	67,558	1,004	-	(26)
MassMutual Select Growth Opportunities Fund, Class S	4,199	2,006	876	5,329	35,867	-	-	1,143
MassMutual Select Large Cap Growth Fund, Class S	4,781	2,474	975	6,280	50,807	-	486	990
MassMutual Select Large Cap Value Fund, Class S	1,572	655	790	1,437	13,092	-	-	548
MassMutual Select Mid Cap Growth Equity Fund, Class S	1,775	478	2,253	-	-	-	-	3,992
MassMutual Select Mid Cap Growth Equity II Fund, Class S	2,453	500	2,953	-	-	-	-	6,728
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	4,332	39	4,293	60,226	-	-	(9)
MassMutual Select Mid-Cap Value Fund, Class S	5,043	2,476	828	6,691	58,078	-	-	1,229
MassMutual Select Overseas Fund, Class S	17,168	3,936	21,104	-	-	-	-	10,344
MassMutual Select Overseas Fund, Class Z	-	23,862	563	23,299	139,098	2,858	-	(100)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2025 Fund (continued)
MassMutual Select PIMCO Total Return Fund, Class S	2,499	390	2,889	-	$-	$-	$-	$325
MassMutual Select PIMCO Total Return Fund, Class Z	-	2,292	837	1,455	14,766	48	-	(103)
MassMutual Select Small Cap Growth Equity Fund, Class S	1,311	579	1,890	-	-	-	-	2,599
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	2,429	130	2,299	32,559	-	828	(320)
MassMutual Select Small Cap Value Equity Fund, Class S	1,893	2,442	302	4,033	30,331	-	-	264
MassMutual Select Small Company Growth Fund, Class S	1,948	1,287	445	2,790	24,443	-	-	1,017
MassMutual Select Small Company Value Fund, Class S	1,876	534	2,410	-	-	-	-	2,628
MassMutual Select Small Company Value Fund, Class Z	-	2,365	150	2,215	25,500	-	-	(250)
MassMutual Select Strategic Bond Fund, Class S	909	833	373	1,369	13,825	12	-	132
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	10,886	9,421	3,985	16,322	53,699	-	-	1,694
Oppenheimer Developing Markets Fund, Class Y*	-	289	-	289	8,238	-	-	-
Oppenheimer Real Estate Fund, Class Y*	2,585	1,416	505	3,496	61,671	502	-	2,098

					$1,501,941	$5,076	$1,314	$56,939

RetireSMART 2030 Fund
MassMutual Premier Capital Appreciation Fund, Class S	315,239	-	315,239	-	$-	$-	$-	$651,921
MassMutual Premier Core Bond Fund, Class S	604,803	161,866	766,669	-	-	-	-	7,173
MassMutual Premier Core Bond Fund, Class Z	-	1,037,985	259,595	778,390	9,052,676	-	-	9,391
MassMutual Premier Disciplined Growth Fund, Class S	1,684,986	735,411	236,255	2,184,142	18,936,509	-	-	(131,348)
MassMutual Premier Disciplined Value Fund, Class S	1,600,543	507,374	224,050	1,883,867	16,804,092	-	-	(638,355)
MassMutual Premier Focused International Fund, Class S	361,516	114,809	476,325	-	-	-	-	1,077,816
MassMutual Premier Focused International Fund, Class Z	-	486,050	90,028	396,022	4,055,261	-	-	(19,704)
MassMutual Premier High Yield Fund, Class S	624,546	194,133	818,679	-	-	-	-	401,841
MassMutual Premier High Yield Fund, Class Z	-	1,259,407	114,412	1,144,995	9,961,457	-	-	(11,078)
MassMutual Premier Inflation-Protected and Income Fund, Class S	472,726	130,667	603,393	-	-	-	-	505,428
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	625,736	147,971	477,765	5,594,629	-	-	48,520
MassMutual Premier International Bond Fund, Class S	499,319	348,268	114,944	732,643	7,729,384	-	-	50,312
MassMutual Premier International Equity Fund, Class S	754,052	190,480	200,099	744,433	9,454,301	-	-	(322,609)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	893,690	-	41,188	852,502	7,723,669	-	-	25,248

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2030 Fund (continued)
MassMutual Premier Short-Duration Bond Fund, Class S	927,800	62,497	990,297	-	$-	$-	$-	$192,181
MassMutual Premier Short-Duration Bond Fund, Class Z	-	861,825	288,047	573,778	6,219,752	-	-	591
MassMutual Premier Strategic Emerging Markets Fund, Class S	1,076,465	55,447	1,131,912	-	-	-	-	2,935,684
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	1,093,871	71,034	1,022,837	12,785,467	-	-	(44,901)
MassMutual Premier Value Fund, Class S	103,937	35,650	54,719	84,868	1,065,942	-	-	199,592
MassMutual Select Blue Chip Growth Fund, Class S	940,712	127,438	258,450	809,700	7,951,259	-	-	(70,857)
MassMutual Select Core Opportunities Fund, Class S	439,547	47,846	147,902	339,491	2,658,214	30,716	-	106,315
MassMutual Premier Diversified Bond Fund, Class S	4,267	-	4,267	-	-	-	-	(784)
MassMutual Select Diversified International Fund, Class S	1,696,502	372,495	316,394	1,752,603	9,797,053	21,838	-	(817,668)
MassMutual Select Diversified Value Fund, Class S	1,309,667	168,932	281,825	1,196,774	9,538,289	39,986	-	(54,439)
MassMutual Select Focused Value Fund, Class S	292,066	28,465	320,531	-	-	-	-	1,583,963
MassMutual Select Focused Value Fund, Class Z	-	342,699	56,432	286,267	4,319,771	34,874	-	(1,829)
MassMutual Select Fundamental Value Fund, Class S	1,777,074	115,008	1,892,082	-	-	-	-	1,795,124
MassMutual Select Fundamental Value Fund, Class Z	-	1,717,562	107,858	1,609,704	14,342,466	216,324	-	(31,840)
MassMutual Select Growth Opportunities Fund, Class S	1,403,165	175,271	457,379	1,121,057	7,544,712	-	-	41,864
MassMutual Select Large Cap Growth Fund, Class S	1,536,514	211,633	410,795	1,337,352	10,819,179	-	104,224	1,137,541
MassMutual Select Large Cap Value Fund, Class S	419,725	61,657	210,591	270,791	2,466,908	-	-	267,353
MassMutual Select Mid Cap Growth Equity Fund, Class S	529,222	28,924	558,146	-	-	-	-	1,500,067
MassMutual Select Mid Cap Growth Equity II Fund, Class S	522,727	30,274	553,001	-	-	-	-	1,808,510
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	879,362	39,999	839,363	11,776,261	-	-	(10,697)
MassMutual Select Mid-Cap Value Fund, Class S	1,238,533	210,438	186,994	1,261,977	10,953,957	-	-	(282,646)
MassMutual Select Overseas Fund, Class S	4,074,130	339,563	4,413,693	-	-	-	-	7,464,334
MassMutual Select Overseas Fund, Class Z	-	4,843,120	343,724	4,499,396	26,861,393	559,838	-	502,268
MassMutual Select PIMCO Total Return Fund, Class S	443,873	8,793	452,666	-	-	-	-	55,691
MassMutual Select PIMCO Total Return Fund, Class Z	-	388,558	164,902	223,656	2,270,104	7,747	-	(19,133)
MassMutual Select Small Cap Growth Equity Fund, Class S	216,483	79,561	296,044	-	-	-	-	655,111
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	354,736	51,819	302,917	4,289,304	-	112,356	(67,348)
MassMutual Select Small Cap Value Equity Fund, Class S	493,625	183,007	118,329	558,303	4,198,436	-	-	47,893
MassMutual Select Small Company Growth Fund, Class S	244,734	188,193	90,712	342,215	2,997,804	-	-	444,029

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2030 Fund (continued)
MassMutual Select Small Company Value Fund, Class S	303,398	45,897	349,295	-	$-	$-	$-	$834,424
MassMutual Select Small Company Value Fund, Class Z	-	386,718	51,182	335,536	3,862,022	-	-	(48,228)
MassMutual Select Strategic Bond Fund, Class S	117,778	120,156	55,782	182,152	1,839,740	1,606	-	73,164
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	2,693,692	934,843	768,864	2,859,671	9,408,317	-	-	524,123
Oppenheimer Developing Markets Fund, Class Y*	-	50,182	-	50,182	1,429,699	-	-	-
Oppenheimer Real Estate Fund, Class Y*	677,519	86,519	113,485	650,553	11,475,748	103,362	-	1,166,292

					$270,183,775	$1,016,291	$216,580	$23,540,300

RetireSMART 2035 Fund
MassMutual Premier Capital Appreciation Fund, Class S	470	100	570	-	$-	$-	$-	$299
MassMutual Premier Core Bond Fund, Class S	2,644	1,225	3,869	-	-	-	-	168
MassMutual Premier Core Bond Fund, Class Z	-	5,700	983	4,717	54,862	-	-	58
MassMutual Premier Disciplined Growth Fund, Class S	7,734	6,632	1,215	13,151	114,021	-	-	1,611
MassMutual Premier Disciplined Value Fund, Class S	7,338	5,627	1,135	11,830	105,520	-	-	1,135
MassMutual Premier Diversified Bond Fund, Class S	95	-	95	-	-	-	-	25
MassMutual Premier Focused International Fund, Class S	1,877	673	2,550	-	-	-	-	1,988
MassMutual Premier Focused International Fund, Class Z	-	2,938	327	2,611	26,741	-	-	(55)
MassMutual Premier High Yield Fund, Class S	1,285	1,640	2,925	-	-	-	-	565
MassMutual Premier High Yield Fund, Class Z	-	5,860	460	5,400	46,976	-	-	(36)
MassMutual Premier Inflation-Protected and Income Fund, Class S	809	1,378	2,187	-	-	-	-	1,091
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	2,712	586	2,126	24,892	-	-	199
MassMutual Premier International Bond Fund, Class S	2,588	2,784	455	4,917	51,872	-	-	278
MassMutual Premier International Equity Fund, Class S	2,603	2,828	759	4,672	59,331	-	-	1,300
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	721	2	76	647	5,866	-	-	(15)
MassMutual Premier Short-Duration Bond Fund, Class S	3,138	1,013	4,151	-	-	-	-	352
MassMutual Premier Short-Duration Bond Fund, Class Z	-	3,847	1,273	2,574	27,907	-	-	(1)
MassMutual Premier Strategic Emerging Markets Fund, Class S	4,209	1,734	5,943	-	-	-	-	724
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	6,573	55	6,518	81,481	-	-	(20)
MassMutual Premier Value Fund, Class S	553	107	40	620	7,788	-	-	68

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2035 Fund (continued)
MassMutual Select Blue Chip Growth Fund, Class S	3,631	2,264	792	5,103	$50,116	$-	$-	$963
MassMutual Select Core Opportunities Fund, Class S	1,558	900	548	1,910	14,958	159	-	786
MassMutual Select Diversified International Fund, Class S	7,229	5,422	1,276	11,375	63,587	132	-	102
MassMutual Select Diversified Value Fund, Class S	4,535	3,084	430	7,189	57,296	225	-	356
MassMutual Select Focused Value Fund, Class S	1,110	446	1,556	-	-	-	-	1,649
MassMutual Select Focused Value Fund, Class Z	-	2,094	194	1,900	28,671	217	-	8
MassMutual Select Fundamental Value Fund, Class S	6,277	2,333	8,610	-	-	-	-	4,160
MassMutual Select Fundamental Value Fund, Class Z	-	10,049	110	9,939	88,554	1,251	-	(13)
MassMutual Select Growth Opportunities Fund, Class S	4,800	3,300	972	7,128	47,974	-	-	1,265
MassMutual Select Large Cap Growth Fund, Class S	5,510	3,273	949	7,834	63,377	-	606	927
MassMutual Select Large Cap Value Fund, Class S	1,784	1,166	997	1,953	17,790	-	-	722
MassMutual Select Mid Cap Growth Equity Fund, Class S	1,653	642	2,295	-	-	-	-	3,822
MassMutual Select Mid Cap Growth Equity II Fund, Class S	2,191	856	3,047	-	-	-	-	5,867
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	4,935	31	4,904	68,801	-	-	(5)
MassMutual Select Mid-Cap Value Fund, Class S	4,722	3,607	355	7,974	69,217	-	-	523
MassMutual Select Overseas Fund, Class S	17,610	6,664	24,274	-	-	-	-	10,834
MassMutual Select Overseas Fund, Class Z	-	29,183	492	28,691	171,285	3,353	-	(45)
MassMutual Select PIMCO Total Return Fund, Class S	1,446	327	1,773	-	-	-	-	247
MassMutual Select PIMCO Total Return Fund, Class Z	-	1,522	808	714	7,246	27	-	(105)
MassMutual Select Small Cap Growth Equity Fund, Class S	1,324	853	2,177	-	-	-	-	2,432
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	3,009	129	2,880	40,786	-	975	(332)
MassMutual Select Small Cap Value Equity Fund, Class S	1,871	3,439	244	5,066	38,093	-	-	153
MassMutual Select Small Company Growth Fund, Class S	2,017	1,763	480	3,300	28,910	-	-	1,063
MassMutual Select Small Company Value Fund, Class S	1,877	704	2,581	-	-	-	-	2,618
MassMutual Select Small Company Value Fund, Class Z	-	2,759	152	2,607	30,010	-	-	(267)
MassMutual Select Strategic Bond Fund, Class S	730	805	333	1,202	12,141	10	-	116
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	10,846	10,781	3,240	18,387	60,495	-	-	1,358
Oppenheimer Developing Markets Fund, Class Y*	-	343	-	343	9,772	-	-	-
Oppenheimer Real Estate Fund, Class Y*	2,567	2,030	600	3,997	70,505	558	-	2,415

					$1,646,841	$5,932	$1,581	$51,353

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2040 Fund
MassMutual Premier Capital Appreciation Fund, Class S	209,125	-	209,125	-	$-	$-	$-	$544,107
MassMutual Premier Core Bond Fund, Class S	360,691	81,408	442,099	-	-	-	-	14,055
MassMutual Premier Core Bond Fund, Class Z	-	665,550	137,383	528,167	6,142,585	-	-	4,985
MassMutual Premier Disciplined Growth Fund, Class S	1,084,893	431,364	158,033	1,358,224	11,775,800	-	-	(45,512)
MassMutual Premier Disciplined Value Fund, Class S	965,662	295,719	137,364	1,124,017	10,026,233	-	-	(452,742)
MassMutual Premier Diversified Bond Fund, Class S	15,057	-	15,057	-	-	-	-	3,472
MassMutual Premier Focused International Fund, Class S	246,035	64,080	310,115	-	-	-	-	699,756
MassMutual Premier Focused International Fund, Class Z	-	316,943	60,446	256,497	2,626,527	-	-	(10,643)
MassMutual Premier High Yield Fund, Class S	67,445	131,180	198,625	-	-	-	-	19,389
MassMutual Premier High Yield Fund, Class Z	-	408,627	60,045	348,582	3,032,663	-	-	(5,036)
MassMutual Premier Inflation-Protected and Income Fund, Class S	101,876	116,338	218,214	-	-	-	-	137,318
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	250,103	83,646	166,457	1,949,210	-	-	26,246
MassMutual Premier International Bond Fund, Class S	260,000	192,677	66,060	386,617	4,078,810	-	-	33,043
MassMutual Premier International Equity Fund, Class S	487,342	141,902	140,903	488,341	6,201,927	-	-	(10,374)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	499,025	-	20,214	478,811	4,338,026	-	-	8,679
MassMutual Premier Short-Duration Bond Fund, Class S	464,800	44,017	508,817	-	-	-	-	25,954
MassMutual Premier Short-Duration Bond Fund, Class Z	-	369,418	165,481	203,937	2,210,682	-	-	(92)
MassMutual Premier Strategic Emerging Markets Fund, Class S	688,043	36,076	724,119	-	-	-	-	1,420,104
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	723,073	46,685	676,388	8,454,851	-	-	(25,841)
MassMutual Premier Value Fund, Class S	61,553	14,968	4,384	72,137	906,039	-	-	22,261
MassMutual Select Blue Chip Growth Fund, Class S	605,648	100,607	154,827	551,428	5,415,027	-	-	77,298
MassMutual Select Core Opportunities Fund, Class S	270,380	34,227	97,961	206,646	1,618,042	18,409	-	75,040
MassMutual Select Diversified International Fund, Class S	1,113,764	229,682	198,671	1,144,775	6,399,290	14,097	-	(500,187)
MassMutual Select Diversified Value Fund, Class S	832,062	133,389	166,230	799,221	6,369,789	26,424	-	448,850
MassMutual Select Focused Value Fund, Class S	175,694	15,775	191,469	-	-	-	-	924,042
MassMutual Select Focused Value Fund, Class Z	-	214,940	34,277	180,663	2,726,199	21,791	-	1,271
MassMutual Select Fundamental Value Fund, Class S	1,147,125	81,002	1,228,127	-	-	-	-	1,850,900
MassMutual Select Fundamental Value Fund, Class Z	-	1,172,452	74,912	1,097,540	9,779,078	145,936	-	(11,559)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2040 Fund (continued)
MassMutual Select Growth Opportunities Fund, Class S	956,715	139,623	320,981	775,357	$5,218,154	$-	$-	$188,557
MassMutual Select Large Cap Growth Fund, Class S	907,148	164,167	195,102	876,213	7,088,567	-	67,903	530,868
MassMutual Select Large Cap Value Fund, Class S	300,034	48,420	156,679	191,775	1,747,072	-	-	343,054
MassMutual Select Mid Cap Growth Equity Fund, Class S	348,626	19,326	367,952	-	-	-	-	1,041,847
MassMutual Select Mid Cap Growth Equity II Fund, Class S	341,316	20,262	361,578	-	-	-	-	1,399,834
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	586,224	25,922	560,302	7,861,039	-	-	(2,042)
MassMutual Select Mid-Cap Value Fund, Class S	806,915	160,669	130,053	837,531	7,269,771	-	-	18,510
MassMutual Select Overseas Fund, Class S	2,656,032	200,617	2,856,649	-	-	-	-	5,943,318
MassMutual Select Overseas Fund, Class Z	-	3,166,734	240,297	2,926,437	17,470,829	360,399	-	(34,284)
MassMutual Select PIMCO Total Return Fund, Class S	214,054	4,711	218,765	-	-	-	-	21,610
MassMutual Select PIMCO Total Return Fund, Class Z	-	185,678	100,454	85,224	865,022	3,397	-	(11,766)
MassMutual Select Small Cap Growth Equity Fund, Class S	142,445	53,656	196,101	-	-	-	-	494,996
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	241,300	32,767	208,533	2,952,828	-	71,649	(34,416)
MassMutual Select Small Cap Value Equity Fund, Class S	286,252	148,971	66,270	368,953	2,774,524	-	-	14,011
MassMutual Select Small Company Growth Fund, Class S	193,339	132,925	57,818	268,446	2,351,585	-	-	284,223
MassMutual Select Small Company Value Fund, Class S	231,429	24,062	255,491	-	-	-	-	590,565
MassMutual Select Small Company Value Fund, Class Z	-	278,839	32,366	246,473	2,836,903	-	-	(26,570)
MassMutual Select Strategic Bond Fund, Class S	45,956	82,533	31,354	97,135	981,063	850	-	35,258
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,753,962	563,464	487,147	1,830,279	6,021,617	-	-	372,607
Oppenheimer Developing Markets Fund, Class Y*	-	37,618	-	37,618	1,071,746	-	-	-
Oppenheimer Real Estate Fund, Class Y*	403,677	72,305	80,842	395,140	6,970,275	62,475	-	822,232

					$167,531,773	$653,778	$139,552	$17,267,196

RetireSMART 2045 Fund
MassMutual Premier Capital Appreciation Fund, Class S	687	-	687	-	$-	$-	$-	$482
MassMutual Premier Core Bond Fund, Class S	868	504	1,372	-	-	-	-	3
MassMutual Premier Core Bond Fund, Class Z	-	2,098	382	1,716	19,962	-	-	(16)
MassMutual Premier Disciplined Growth Fund, Class S	7,142	3,363	610	9,895	85,788	-	-	802
MassMutual Premier Disciplined Value Fund, Class S	6,804	2,391	624	8,571	76,452	-	-	604
MassMutual Premier Diversified Bond Fund, Class S	52	-	52	-	-	-	-	15

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2045 Fund (continued)
MassMutual Premier Focused International Fund, Class S	1,841	310	2,151	-	$-	$-	$-	$1,928
MassMutual Premier Focused International Fund, Class Z	-	2,280	252	2,028	20,766	-	-	(58)
MassMutual Premier High Yield Fund, Class S	547	240	787	-	-	-	-	207
MassMutual Premier High Yield Fund, Class Z	-	1,878	349	1,529	13,305	-	-	(27)
MassMutual Premier Inflation-Protected and Income Fund, Class S	515	226	741	-	-	-	-	512
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	789	265	524	6,135	-	-	24
MassMutual Premier International Bond Fund, Class S	2,078	538	952	1,664	17,551	-	-	478
MassMutual Premier International Equity Fund, Class S	2,903	1,386	639	3,650	46,354	-	-	1,052
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,791	-	322	1,469	13,311	-	-	372
MassMutual Premier Short-Duration Bond Fund, Class S	1,316	94	1,410	-	-	-	-	(2)
MassMutual Premier Short-Duration Bond Fund, Class Z	-	1,224	657	567	6,142	-	-	(12)
MassMutual Premier Strategic Emerging Markets Fund, Class S	4,457	529	4,986	-	-	-	-	813
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	5,146	53	5,093	63,662	-	-	(26)
MassMutual Premier Value Fund, Class S	665	12	65	612	7,686	-	-	121
MassMutual Select Blue Chip Growth Fund, Class S	4,068	976	809	4,235	41,584	-	-	1,070
MassMutual Select Core Opportunities Fund, Class S	1,541	258	355	1,444	11,304	128	-	477
MassMutual Select Diversified International Fund, Class S	7,841	2,062	1,079	8,824	49,326	108	-	166
MassMutual Select Diversified Value Fund, Class S	4,984	1,513	602	5,895	46,980	194	-	521
MassMutual Select Focused Value Fund, Class S	1,101	231	1,332	-	-	-	-	1,770
MassMutual Select Focused Value Fund, Class Z	-	1,558	164	1,394	21,029	167	-	10
MassMutual Select Fundamental Value Fund, Class S	6,994	1,023	8,017	-	-	-	-	5,185
MassMutual Select Fundamental Value Fund, Class Z	-	8,230	91	8,139	72,518	1,075	-	(24)
MassMutual Select Growth Opportunities Fund, Class S	5,236	1,352	898	5,690	38,293	-	-	1,170
MassMutual Select Large Cap Growth Fund, Class S	6,075	1,540	938	6,677	54,015	-	515	957
MassMutual Select Large Cap Value Fund, Class S	1,946	436	815	1,567	14,277	-	-	605
MassMutual Select Mid Cap Growth Equity Fund, Class S	1,771	215	1,986	-	-	-	-	4,143
MassMutual Select Mid Cap Growth Equity II Fund, Class S	2,498	237	2,735	-	-	-	-	7,085
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	4,104	30	4,074	57,164	-	-	(5)
MassMutual Select Mid-Cap Value Fund, Class S	5,284	1,453	349	6,388	55,445	-	-	513

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2045 Fund (continued)
MassMutual Select Overseas Fund, Class S	17,682	1,918	19,600	-	$-	$-	$-	$10,822
MassMutual Select Overseas Fund, Class Z	-	22,122	277	21,845	130,415	2,713	-	(96)
MassMutual Select PIMCO Total Return Fund, Class S	327	15	342	-	-	-	-	77
MassMutual Select PIMCO Total Return Fund, Class Z	-	340	159	181	1,839	6	-	(9)
MassMutual Select Small Cap Growth Equity Fund, Class S	1,471	453	1,924	-	-	-	-	3,114
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	2,173	101	2,072	29,337	-	739	(246)
MassMutual Select Small Cap Value Equity Fund, Class S	1,994	1,826	206	3,614	27,180	-	-	155
MassMutual Select Small Company Growth Fund, Class S	2,116	672	369	2,419	21,195	-	-	799
MassMutual Select Small Company Value Fund, Class S	1,972	212	2,184	-	-	-	-	2,943
MassMutual Select Small Company Value Fund, Class Z	-	2,001	116	1,885	21,701	-	-	(196)
MassMutual Select Strategic Bond Fund, Class S	167	295	133	329	3,328	3	-	47
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	11,370	5,086	2,760	13,696	45,059	-	-	1,129
Oppenheimer Developing Markets Fund, Class Y*	-	154	-	154	4,380	-	-	-
Oppenheimer Real Estate Fund, Class Y*	2,755	624	428	2,951	52,048	436	-	1,470

					$1,175,531	$4,830	$1,254	$50,924

RetireSMART 2050 Fund
MassMutual Premier Capital Appreciation Fund, Class S	28,383	427	28,810	-	$-	$-	$-	$33,696
MassMutual Premier Core Bond Fund, Class S	18,569	13,917	32,486	-	-	-	-	1,100
MassMutual Premier Core Bond Fund, Class Z	-	56,026	15,124	40,902	475,694	-	-	(647)
MassMutual Premier Disciplined Growth Fund, Class S	157,020	135,602	51,296	241,326	2,092,301	-	-	196,599
MassMutual Premier Disciplined Value Fund, Class S	140,127	106,624	39,176	207,575	1,851,569	-	-	132,738
MassMutual Premier Diversified Bond Fund, Class S	1,603	-	1,603	-	-	-	-	315
MassMutual Premier Focused International Fund, Class S	34,912	17,511	52,423	-	-	-	-	63,607
MassMutual Premier Focused International Fund, Class Z	-	62,343	11,850	50,493	517,044	-	-	(2,006)
MassMutual Premier High Yield Fund, Class S	10,607	8,622	19,229	-	-	-	-	4,553
MassMutual Premier High Yield Fund, Class Z	-	49,736	8,694	41,042	357,061	-	-	(779)
MassMutual Premier Inflation-Protected and Income Fund, Class S	7,185	7,230	14,415	-	-	-	-	7,308
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	17,951	8,090	9,861	115,469	-	-	690
MassMutual Premier International Bond Fund, Class S	34,359	20,911	16,609	38,661	407,877	-	-	13,535
MassMutual Premier International Equity Fund, Class S	70,376	51,428	27,694	94,110	1,195,192	-	-	158,759

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2050 Fund (continued)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	67,022	612	6,391	61,243	$554,862	$-	$-	$25,458
MassMutual Premier Short-Duration Bond Fund, Class S	39,044	5,326	44,370	-	-	-	-	226
MassMutual Premier Short-Duration Bond Fund, Class Z	-	35,089	18,209	16,880	182,984	-	-	(304)
MassMutual Premier Strategic Emerging Markets Fund, Class S	94,649	22,075	116,724	-	-	-	-	29,821
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	138,686	14,253	124,433	1,555,414	-	-	(4,261)
MassMutual Premier Value Fund, Class S	12,246	1,996	2,391	11,851	148,852	-	-	7,877
MassMutual Select Blue Chip Growth Fund, Class S	88,729	50,323	34,197	104,855	1,029,672	-	-	102,287
MassMutual Select Core Opportunities Fund, Class S	36,675	17,029	17,867	35,837	280,604	3,197	-	12,503
MassMutual Select Diversified International Fund, Class S	153,740	103,609	44,522	212,827	1,189,701	2,583	-	100,791
MassMutual Select Diversified Value Fund, Class S	112,765	70,705	33,743	149,727	1,193,326	4,884	-	100,241
MassMutual Select Focused Value Fund, Class S	23,489	8,793	32,282	-	-	-	-	85,588
MassMutual Select Focused Value Fund, Class Z	-	43,395	7,598	35,797	540,172	4,219	-	1,360
MassMutual Select Fundamental Value Fund, Class S	156,298	49,868	206,166	-	-	-	-	295,858
MassMutual Select Fundamental Value Fund, Class Z	-	228,031	21,930	206,101	1,836,361	27,036	-	(649)
MassMutual Select Growth Opportunities Fund, Class S	123,861	72,168	49,043	146,986	989,217	-	-	144,672
MassMutual Select Large Cap Growth Fund, Class S	122,902	81,960	41,865	162,997	1,318,649	-	12,498	74,804
MassMutual Select Large Cap Value Fund, Class S	44,751	25,376	29,296	40,831	371,975	-	-	64,457
MassMutual Select Mid Cap Growth Equity Fund, Class S	47,410	11,335	58,745	-	-	-	-	185,722
MassMutual Select Mid Cap Growth Equity II Fund, Class S	46,491	11,928	58,419	-	-	-	-	228,645
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	108,060	7,913	100,147	1,405,058	-	-	1,450
MassMutual Select Mid-Cap Value Fund, Class S	106,763	73,802	26,163	154,402	1,340,211	-	-	120,781
MassMutual Select Overseas Fund, Class S	373,354	101,255	474,609	-	-	-	-	573,104
MassMutual Select Overseas Fund, Class Z	-	597,238	58,839	538,399	3,214,239	66,405	-	(5,648)
MassMutual Select PIMCO Total Return Fund, Class S	9,403	809	10,212	-	-	-	-	1,732
MassMutual Select PIMCO Total Return Fund, Class Z	-	11,211	4,288	6,923	70,269	200	-	(247)
MassMutual Select Small Cap Growth Equity Fund, Class S	18,659	15,651	34,310	-	-	-	-	52,602
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	49,231	8,635	40,596	574,845	-	14,313	(3,668)
MassMutual Select Small Cap Value Equity Fund, Class S	39,412	56,010	17,440	77,982	586,423	-	-	66,421
MassMutual Select Small Company Growth Fund, Class S	39,976	36,027	13,957	62,046	543,527	-	-	64,419

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gains (Losses)
RetireSMART 2050 Fund (continued)
MassMutual Select Small Company Value Fund, Class S	34,271	13,202	47,473	-	$-	$-	$-	$94,235
MassMutual Select Small Company Value Fund, Class Z	-	55,952	8,157	47,795	550,115	-	-	(3,153)
MassMutual Select Strategic Bond Fund, Class S	2,696	8,050	4,075	6,671	67,377	58	-	1,472
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	225,354	209,491	104,231	330,614	1,087,721	-	-	52,741
Oppenheimer Developing Markets Fund, Class Y*	-	4,562	-	4,562	129,982	-	-	-
Oppenheimer Real Estate Fund, Class Y*	49,748	34,129	11,682	72,195	1,273,513	10,006	-	70,684

					$29,047,276	$118,588	$26,811	$3,151,489

*	Fund advised by OppenheimerFunds, Inc.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and Indexed Equity Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and Indexed Equity Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

6.	Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Strategic Balanced Fund, Value Equity Fund, Core Opportunities Fund, and Large Cap Growth Fund will be dissolved. Effective on or about June 22, 2012 (the “Termination Date”), shareholders of the various classes of shares of these Funds will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 11/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 11/23/11

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 11/23/11